File No. 333-171785

811-1978

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

☒	Registration Under the Securities Act of 1933

☐	Pre-Effective Amendment Number

☒	Post Effective Amendment Number 12

And/or

☒	Registration Statement Under the Investment Company Act of 1940

☒	Amendment No. 13

Ohio National Variable Account A

(Exact Name of Registrant)

The Ohio National Life Insurance Company

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Senior Associate Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Richard T. Choi

Carlton Fields Jorden Burt PA

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2014 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Flexible Purchase Payment

Individual Variable Annuity Contracts

ONcore Premier WF

Ohio National Variable Account A

The Ohio National Life Insurance Company

One Financial Way • Montgomery, Ohio 45242 •1-888-925-6446

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. Two separate contracts are offered in this prospectus, each of which has different features and charges. You must choose from one of the following contracts: ONcore Premier WF 7 or ONcore Premier WF 4. This prospectus provides information regarding the material provisions of your variable annuity contract. We may restrict the availability of these contracts to certain broker-dealers. The Ohio National Life Insurance Company ("Ohio National Life") issues the contract. This contract is not available in all states. Certain features may vary by broker-dealer.

Variable annuities provide Contract Value and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the Contract Value or annuity payments will equal or exceed your purchase payments. Any guarantees under the contract or optional riders that exceed the value of your interest in the separate account Ohio National Variable Account A ("VAA") are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. The contracts are not insured by the FDIC or any other agency. They are not deposits or obligations of any bank and are not bank guaranteed.

The variable annuity contracts are designed for: (1) annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code, as amended, (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code; (2) other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code; (3) individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code; (4) state and municipal deferred compensation plans and (5) non-tax-qualified retirement plans.

Many of the listed qualified retirement plans already benefit from tax-deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). For new contracts, we may currently limit your total purchase payments for any one life to $3,000,000. We reserve the right to limit your purchase payments as described later in this prospectus.

You may direct the allocation of your purchase payments to one or more investment options of VAA and the Fixed Accumulation Account. Currently, your allocation of Contract Value may be to no more than 18 of the available investment options and the Fixed Accumulation Account. VAA is a separate account of Ohio National Life. The assets of VAA are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, J.P. Morgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, and The Universal Institutional Funds Inc. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).

Keep this prospectus for future reference. It sets forth the information about VAA and the variable annuity contracts that you should know before investing. Additional information about VAA has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2014. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is accompanied by the current Fund prospectuses.

May 1, 2014

Form 8503	1

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)
Money Market Portfolio	Ohio National Investments, Inc.

Equity Portfolio	(ClearBridge, LLC)

Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation portfolio)	(Suffolk Capital Management, LLC)
S&P 500® Index Portfolio	Ohio National Investments, Inc.
International Portfolio	(Federated Global Investment Management Corp.)
International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(Goldman Sachs Asset Management L.P.)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)
High Income Bond Portfolio	(Federated Investment Management Company)
Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)
Small Cap Growth Portfolio	(Janus Capital Management, LLC)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
Balanced Portfolio	(ICON Advisers, Inc.)
Target VIP Portfolio (large cap growth)	(First Trust Advisors, L.P.)
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)

Risk Managed Balanced Portfolio	(Janus Capital Management, LLC; AnchorPath Financial, LLC)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Fund Invesco V.I. Balanced-Risk Allocation Fund	Invesco Advisers, Inc. Invesco Advisers, Inc.
AllianceBernstein Variable Products Series Fund, Inc. (Class B)

AllianceBernstein Dynamic Asset Allocation Portfolio(1)	AllianceBernstein L.P.

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series
Federated Kaufmann Fund II (multi cap growth) (Service Shares) Federated Managed Volatility Fund II Federated Managed Tail Risk Fund II (Service Shares)	Federated Equity Management Company of Pennsylvania (Federated Investment Management Company) Federated Global Investment Management Corp
Fidelity® Variable Insurance Products Fund (Service Class 2)
Fidelity® VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
Fidelity® VIP MidCap Portfolio	Fidelity Management & Research Company
Fidelity® VIP Growth Portfolio	Fidelity Management & Research Company
Fidelity® VIP Equity-Income Portfolio	Fidelity Management & Research Company
Fidelity® VIP Real Estate Portfolio	Fidelity SelectCo, LLC

Fidelity® VIP Target Volatility Portfolio(1)	Strategic Advisers, Inc.

Franklin Templeton Variable Insurance Products Trust (Class 4 Shares)

Franklin Income VIP Fund	Franklin Advisers, Inc.
Franklin Flex Cap Growth VIP Fund	Franklin Advisers, Inc.
Templeton Foreign VIP Fund	Templeton Investment Counsel, LLC
Franklin Founding Funds Allocation VIP Fund(1)	Franklin Templeton Services, LLC(2)

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	Goldman Sachs Asset Management, L.P.

Goldman Sachs U.S. Equity Insights Fund	Goldman Sachs Asset Management, L.P.

Goldman Sachs Strategic Growth Fund	Goldman Sachs Asset Management, L.P.

Goldman Sachs Global Markets Navigator Fund(1)	Goldman Sachs Asset Management, L.P.

Form 8503	2

Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Global Natural Resources	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Science and Technology	Waddell & Reed Investment Management Company (WRIMCO)
Janus Aspen Series (Service Shares)
Janus Portfolio (long-term growth of capital consistent with preservation of capital)	Janus Capital Management LLC
Overseas Portfolio	Janus Capital Management LLC
Global Research Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC

INTECH U.S. Low Volatility Portfolio(1)	Janus Capital Management LLC

J.P. Morgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.
Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC

Lazard Retirement Global Dynamic Multi Asset Portfolio	Lazard Asset Management LLC

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable All Cap Value Portfolio	(ClearBridge Investments, LLC)
ClearBridge Variable Equity Income Portfolio	(ClearBridge Investments, LLC)
ClearBridge Variable Large Cap Value Portfolio Legg Mason Dynamic Multi-Strategy VIT Portfolio(1)	(ClearBridge Investments, LLC) (Legg Mason Global Asset Allocation, LLC and Western Asset Management Company)
MFS® Variable Insurance Trust(sm) (Service Class)
MFS® Investors Growth Stock Series	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company
Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman Management, LLC
Northern Lights Variable Trust (Class 2 shares)
TOPS® Managed Risk Balanced ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Moderate Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
TOPS® Managed Risk Growth ETF Portfolio(1)	(Milliman Financial Risk Management LLC)
PIMCO Variable Insurance Trust (Administrative Shares)
PIMCO Real Return Portfolio	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged)	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC
PIMCO Global Diversified Allocation Portfolio(1) PIMCO Short-Term Portfolio	Pacific Investment Management Company LLC Pacific Investment Management Company LLC
The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio (a growth stock fund)	Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)	Jennison Associates LLC
Royce Capital Fund
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC
The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio (an income fund)	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF Growth Portfolio	Morgan Stanley Investment Management Inc.

Form 8503	3

____________

(1)  This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

(2) Franklin Templeton Services, LLC is the administrator for Franklin Founding Funds Allocation VIP Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

Form 8503	4

Form 8503	5

Glossary

Accumulation Units — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annual Credit Calculation Base — The amount to which the annual credit rate is applied in the GLWB riders. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period and is increased for additional purchase payments made since the beginning of the annual credit period.

Annuitant — A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit — After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Applied for — The date the application for the annuity is signed or the electronic order is submitted to us.

Asset Allocation Model — The Asset Allocation Models are a service that Ohio National Life offers. Each Asset Allocation Model is developed by Ohio National Investments, Inc. and is comprised of a combination of available investment options. Please see “Optional Asset Allocation Models” for more information.

Commission — The Securities and Exchange Commission.

Contract Value — Contract Value is determined by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or a DCA Account.

DCA — Dollar cost averaging.

Death Benefit — The amount used solely to calculate the Death Benefit Adjustment and is not the amount paid to the beneficiary after the death of the annuitant. Death Benefit is the greatest of (i) total Contract Value, or (ii) net purchase payments less pro-rata withdrawals, unless one of the riders added to your contract provides for a higher benefit.

Death Benefit Adjustment — The Death Benefit Adjustment is an amount added to the Contract Value to determine the Proceeds paid to the beneficiary. It represents the difference, if any, between the highest guaranteed death benefit amount and the Contract Value on the applicable calculation date as described under “Basic Death Benefit” if the Contract Value on this date is lower than the highest guaranteed death benefit amount. If the Contract Value on the applicable calculation date is higher than the highest guaranteed death benefit amount, no Death Benefit Adjustment will be made.

Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

GEB — The gain enhancement benefit riders offered with this contract.

GLWB — The guaranteed lifetime withdrawal benefit riders offered with this contract.

GMDB — The guaranteed minimum death benefit amount provided for by the GMDB riders offered with this contract. The Premium Protection, Premium Protection Plus, and 5% GMDBR80 Plus are the GMDB riders.

Good order — An instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.

GPP — The guaranteed principal protection rider offered with this contract.

Notice — A written form acceptable to us, signed by you and received at our home office (the address listed on the first page of the prospectus). We have specified forms or may require specific information in writing for certain transactions, such as a surrender request. Contact us or your registered representative for more information.

Participating Spouse — One of two people upon whose life and age the benefits under the joint GLWB riders are based.

Pro rata — A pro rata adjustment means the benefit or rider base will be reduced by the same percentage that the Contract Value was reduced by a withdrawal in excess of that provided for by the contract or rider. If your Contract Value is lower than your rider base, a pro rata reduction will reduce your rider base by a greater amount than a dollar for dollar reduction would. If your Contract Value is higher than your rider base, a pro rata reduction will reduce your rider base less than a dollar for dollar reduction would.

Proceeds — The amount that the beneficiary receives if the annuitant dies before annuity payments begin.

Subaccount — A subdivision of VAA. The assets of each subaccount are invested in a corresponding available Fund.

Form 8503	6

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period — The period of time from one determination of variable subaccount unit and annuity unit values to their next determination. A valuation period usually ends at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAA (Variable Account A) — A separate account of The Ohio National Life Insurance Company consisting of assets segregated from Ohio National's general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

Withdraw — To receive part of the contract’s value without entirely redeeming or surrendering the contract.

You — You means the owner of the contract or the owner’s estate if the owner is deceased.

Form 8503	7

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

	ONcore Premier WF 7		ONcore Premier WF 4
Contract Owner Transaction Expenses	Years	Charge	Years	Charge
Surrender Charge (a percentage of your total purchase payments minus all previous withdrawals)(1)	1st	8%	1st	8%
	2nd	7%	2nd	7%
	3rd	6%	3rd	6%
	4th	6%	4th	6%
	5th	5%	5th and later	0%
	6th	4%
	7th	3%
	8th and later	0%

Transfer Fee (currently no charge for the first 12 transfers each contract year)	$10
Withdrawal Fee (for withdrawals in excess of 14 per contract year; currently no charge)	The lesser of 2% of the amount withdrawn or $15
Premium Tax (charged upon annuitization, surrender or when assessed)	0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Annual Contract Fee (no fee if your Contract Value exceeds $50,000)	$30

Separate Account Annual Expenses (as a percentage of average account value unless otherwise indicated)

	ONcore Premier WF 7	ONcore Premier WF 4
Mortality and Expense Risk Charge	1.05%	1.55%
Account Expense Charge	0.25%	0.25%
Total Separate Account Annual Expenses (without optional added benefits)	1.30%	1.80%*

*By virtue of a reduction in the Mortality and Expense Risk Charge to 1.05%, after the fourth contract year this total charge is reduced to 1.30%.

Optional Rider Expenses (Some of the optional riders are mutually exclusive. See the individual discussion of each rider later in the prospectus for details on the riders and the amounts upon which charges are based. Some of the optional riders, marked with an * below, are not currently offered. Please see the footnotes below.)

Annual Stepped-Up Death Benefit	0.25% of the optional death benefit amounts
Premium Protection or Joint Premium Protection death benefit at issue ages through 70	0.10% of the optional death benefit amount
Premium Protection or Joint Premium Protection death benefit at issue ages 71-75	0.25% of the optional death benefit amount
GEB (issue ages through 70)/(issue ages 71-75)	0.15%/0.30% of your Contract Value on the contract anniversary
GEB “Plus” (issue ages through 70)/(issue ages 71-75)	0.30%/0.60% of your Contract Value on the contract anniversary
GLWB Preferred I.S. (2) (currently 1.00%)	2.00% of the GLWB Base (maximum charge)
Joint GLWB Preferred I.S. (3) (currently 1.30%)	2.50% of the GLWB Base (maximum charge)
GLWB Plus(4) (currently 1.05%)	2.00% of the GLWB Base (maximum charge)

Form 8503	8

Joint GLWB Plus(5) (currently 1.35%)	2.50% of the GLWB Base (maximum charge)
GPP (2012) (currently 0.45%)	0.90% of your average annual guaranteed principal amount (maximum charge)
Premium Protection Plus or Joint Premium Protection Plus death benefit* (currently 0.45%)	0.90% of the optional death benefit amount (maximum charge)
5% GMDBR80 Plus*	0.45% of the optional death benefit amounts
GLWB (2012)* (currently 1.05%)	2.10% of the GLWB Base (maximum charge)
Joint GLWB (2012)* (currently 1.35%)	2.70% of the GLWB Base (maximum charge)
GLWB (2011)(6)* (currently 0.95%)	2.00% of the GLWB Base (maximum charge)
Joint GLWB (2011) (6)* (currently 1.20%)	2.40% of the GLWB Base (maximum charge)
GPP(6) *	0.55% of your average annual guaranteed principal amount

Summary of Maximum Contract Expenses (expenses you would pay if you elected all non-exclusive optional benefits currently available under the contract and the most expensive of mutually exclusive optional benefits)

	ONcore Premier WF 7	ONcore Premier WF 4
Mortality and Expense Risk Charge	1.05%	1.55%
Account Expense Charge	0.25%	0.25%
Subtotal	1.30%	1.80%
Joint Premium Protection death benefit at issue ages 71-75	0.25%	0.25%
Joint GLWB Plus	2.50%	2.50%
Maximum Possible Total Separate Account Expenses:	4.05%(7)	4.55%(7)

____________

(1) The percentage varies with the number of years from purchase payments to which values relate. The surrender charge may also be called a Contingent Deferred Sales Charge.

(2) Rider charge is 1.00% for riders applied for on or after May 1, 2014. For other riders, rider charge is 0.95%.

(3) Rider charge is 1.30% for riders applied for on or after May 1, 2014. For other riders, rider charge is 1.25%.

(4) Rider charge is 1.05% for riders applied for on or after May 1, 2013. For other riders, rider charge is 0.95%.

(5) Rider charge is 1.35% for riders applied for on or after May 1, 2013. For other riders, rider charge is 1.25%.

(6) No longer available for purchase. Last available purchase date depends on the state of contract issue. See your representative for more information.

(7) Assumes average account value, Contract Value and all bases upon which rider charges are based are equal. If such amounts are not equal, then total charges may be higher or lower. Note that certain riders are mutually exclusive. The following shows which riders you may not have at the same time:

If you have this rider	you cannot have this rider
GPP or GPP (2012)	Any GLWB
One of the GMDB riders	Any other GMDB rider
Annual stepped-up death benefit	Premium Protection or Premium Protection Plus
GLWB (2011) or Joint GLWB (2011)	Any other rider except the annual stepped-up death benefit, Premium Protection, or Premium Protection Plus
GLWB (2012) or Joint GLWB (2012)	Any other rider except the annual stepped-up death benefit, Premium Protection, Premium Protection Plus, or deferral credit with age requirement
GLWB Plus or Joint GLWB Plus	Any other rider except the annual stepped-up death benefit, Premium Protection, Premium Protection Plus, deferral credit without age requirements or 8 year GPP with GLWB

Form 8503	9

GLWB Preferred I.S. or Joint GLWB Preferred I.S.	Any other rider except the annual stepped-up death benefit or Premium Protection

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum without waivers	Maximum without waivers
Total Annual Fund Operating Expenses as of December 31, 2013 (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)(1)	0.36%	2.88%

________

(1)Some of the Funds available are structured as “fund of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown above include the total fees and expenses of the fund of funds, including the acquired fund fees and expenses of such fund of funds.

Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization, surrender, or when assessed. If the premium taxes were reflected, the charges would be higher.

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

	1 year	3 years	5 years	10 years
ONcore Premier WF 7	$1,445	$2,840	$4,504	$9,293
ONcore Premier WF 4	$1,495	$2,988	$4,243	$9,497

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

	1 year	3 years	5 years	10 years
ONcore Premier WF 7	$723	$2,296	$4,047	$9,293
ONcore Premier WF 4	$773	$2,443	$4,243	$9,497

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the minimum fees and expenses of the available Funds assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

	1 year	3 years	5 years	10 years
ONcore Premier WF 7	$1,191	$2,072	$3,213	$6,690
ONcore Premier WF 4	$1,241	$2,227	$2,979	$6,945

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

	1 year	3 years	5 years	10 years
ONcore Premier WF 7	$471	$1,532	$2,763	$6,690

Form 8503	10

ONcore Premier WF 4	$521	$1,686	$2,979	$6,945

FINANCIAL STATEMENTS

The complete financial statements of VAA and Ohio National Life, are included in the Statement of Additional Information.

ACCUMULATION UNIT VALUES

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contracts began on May 18, 2011. Since then, the following changes have been made to available Funds:

June 21, 2011

AllianceBernstein Variable Products Series Fund, Inc. Dynamic Asset Allocation Portfolio and Northern Lights Variable Trust TOPS™ Protected Balanced ETF Portfolio, TOPS™ Protected Moderate Growth ETF Portfolio and TOPS™ Protected Growth ETF Portfolio were added.

January 1, 2012

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Balanced-Risk Allocation Fund, Federated Insurance Series Federated Managed Volatility Fund II and Legg Mason Partners Variable Equity Trust Legg Mason Dynamic Multi-Strategy VIT Portfolio were added.

May 1, 2012

Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund, Lazard Retirement Series, Inc. Lazard Retirement Multi-Asset Targeted Volatility Portfolio and PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio were added. Neuberger Berman Advisers Management Trust AMT Regency Portfolio changed its name to AMT Mid Cap Intrinsic Value Portfolio.

October 1, 2012	Janus Aspen Series INTECH U.S. Low Volatility Portfolio was added.
February 20, 2013	Fidelity® Variable Insurance Products Fund Fidelity® VIP Target Volatility Portfolio was added.
May 1, 2013

Janus Aspen Series Worldwide Portfolio changed its name to Global Research Portfolio. Legg Mason Partners Equity Trust Legg Mason ClearBridge Variable Equity Income Builder Portfolio changed its name to ClearBridge Variable Equity Income Portfolio, Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio changed its name to ClearBridge Variable All Cap Value Portfolio and Legg Mason ClearBridge Variable Large Cap Value Portfolio changed its name to ClearBridge Variable Large Cap Value Portfolio.

November 1, 2013	Federated Insurance Series Federated Managed Tail Risk Fund II and PIMCO Variable Insurance Trust PIMCO Short-Term Portfolio were added.
December 20, 2013

Ohio National Fund Millennium Portfolio was reorganized into Ohio National Fund Small Cap Growth Portfolio. Ohio National Fund Target Equity/Income Portfolio was reorganized into Ohio National Fund Target VIP Portfolio. Ohio National Fund U.S. Equity Portfolio and Income Opportunity Portfolio were reorganized into Ohio National Fund Balanced Portfolio.

May 1, 2014

Franklin Templeton Variable Insurance Products Trust Flex Cap Growth Securities Fund Portfolio changed its name to Flex Cap Growth VIP Fund, Franklin Income Securities Fund changed its name to Franklin Income VIP Fund, Franklin Templeton VIP Founding Funds Allocation Funds changed its name to Franklin Founding Funds Allocation VIP Fund, and Templeton Foreign Securities Fund changed its name to Templeton Foreign VIP Fund. Goldman Sachs Variable Insurance Trust Structured U.S. Equity Fund changed its name to U.S. Equity Insights Fund. Lazard Retirement Series Lazard Retirement Multi-Asset Targeted Volatility Portfolio changed its name to Lazard Retirement Global Dynamic Multi Asset Portfolio. Legg Mason Capital Management, LLC changed its name to ClearBridge, LLC. Ohio National Fund Risk Managed Balanced Portfolio was added.

Form 8503	11

Ohio National Life

Ohio National Life was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $38.8 billion and equity of approximately $2.0 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Ohio National Life and/or its affiliates may pay certain retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time Ohio National Life has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

From time to time, Ohio National Life and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

We may credit additional amounts under our contracts for contracts sold to registered representatives (and their immediate families) of broker-dealers that have (i) a selling agreement with us and our principal underwriter to sell the contracts and (ii) approved the payment of the additional amount to their registered representatives. There will be no commissions paid on the sale of these contracts.

Ohio National Variable Account A

We established VAA on August 1, 1969 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAA. Currently your allocation of Contract Value may be to no more than 18 of the available subaccounts. We reserve the right to limit your allocation of Contract Value to no more than 10 of the available subaccounts. You assume all of the investment risk for Contract Value allocated to the subaccounts. You may be subject to additional restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Income, gains and losses, whether or not realized, from assets allocated to VAA are credited to or charged against VAA without regard to our other income, gains or losses. The assets maintained in VAA will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. Unlike assets in VAA or other separate accounts we have established, all of our other assets may be charged with any liabilities arising out of any of our other business.

Any guarantees under the contract that exceed your Contract Value, such as those associated with the guaranteed benefit rider options or the death benefit rider options, are paid from our general account (not the separate account). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAA. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no

Form 8503	12

intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAA under the 1940 Act in the event such registration is no longer required; manage the VAA under the direction of committee; or combine the VAA with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAA to another separate account.

VAA is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAA are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAA, including some subaccounts that are not available for these contracts.

Investment Options

You may allocate your Contract Values to Funds, the Fixed Accumulation Account or an optional Asset Allocation Model as described below. If you purchase certain optional riders, you may be subject to restrictions on allocations. Please see “Optional Asset Allocation Models” and “Investment Restrictions for Certain Optional Riders” below.

Fixed Accumulation Account

We may offer a Fixed Accumulation Account as a rider to your contract. The Fixed Accumulation Account guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Fixed Accumulation Account as the Fixed Account. We reserve the right to not offer the Fixed Accumulation Account to new contracts in the future. The Fixed Accumulation Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We invest our general assets at our discretion as allowed by Ohio law.

The Fixed Accumulation Account is a subset of our general account. The general account consists of all of our general assets other than those allocated to a separate account. If the Fixed Accumulation Account is available on your contract, you may allocate purchase payments and Contract Value between the Fixed Accumulation Account and the Funds, subject to certain restrictions described below. There might be periods when we will not make the Fixed Accumulation Account available on new contracts.

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate as may be permitted by applicable state law), compounded annually, to Contract Values allocated to the Fixed Accumulation Account. We may credit interest at a rate in excess of 3% or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the value of a contract in the Fixed Accumulation Account will never be less than:

• the amount of purchase payments allocated to, and transfers into, the Fixed Accumulation Account, plus

• interest credited at the rate of 3% per year (or such other rate that will be indicated in the contract) compounded annually, plus

• any additional excess interest we may credit to guaranteed values, minus

• any withdrawals and transfers from the guaranteed values, minus

• any surrender charge on withdrawals, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Fixed Accumulation Account.

No deductions are made from the Fixed Accumulation Account for Account Expense Charges or Mortality and Expense Risk Charges. Insurance risk charges for optional benefit riders are taken pro rata from the Fixed Accumulation Account and variable subaccounts.

Form 8503	13

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Fixed Accumulation Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Fixed Accumulation Account for up to six months from the date we receive your written request for withdrawal.

The Funds

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAA. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

Certain Funds may pay our distributor “12b-1 fees.” These fees are deducted from the assets of the Funds and are paid pursuant to a distribution (and/or shareholder servicing) plan adopted by the Funds under Rule 12b-1 of the 1940 Act. Please see the Funds’ prospectuses for more information about these fees. These payments decrease the Funds’ investment return.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 1-888-925-6446.

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAA. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one of more subacccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAA under the 1940 Act in the event such registration is no longer required; manage the VAA under the direction of committee; or combine the VAA with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAA to another separate account.

Form 8503	14

Optional Asset Allocation Models

You may choose an optional Asset Allocation Model for your contract’s variable account values. If you choose this option, it must be used for all your variable account values. There is no charge for using an optional Asset Allocation Model. You may choose a model, discontinue using a model or change from one model to another at any time by notifying us. You may not use more than one model at a time. The GLWB Preferred I.S., Joint GLWB Preferred I.S., GLWB Plus, Joint GLWB Plus and GPP (2012) riders require all your Contract Value to be in the Managed Volatility Model or be invested in accordance with the alternative investment restrictions from the issuance of the rider until the rider ends according to its terms or annuity payments begin. The GLWB (2012), Joint GLWB (2012), GLWB (2011) and Joint GLWB (2011) riders require all your variable account values to be in Asset Allocation Models 2, 3 or 4 or the Managed Volatility Model or be invested in accordance with the alternative investment restrictions from the issuance of the rider until the rider ends according to its terms or annuity payments begin. The GPP rider requires all variable account values be in the Asset Allocation Models from the issuance of the rider until the rider ends according to its terms or annuity payments begin.

Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap domestic value stocks, small cap domestic growth stocks, foreign stocks, long term investment-grade bonds, intermediate term bonds, high income bonds, money market instruments, real estate securities and so on). Historically, diversification among several different kinds of asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.

If you choose the Asset Allocation Models, upon your execution and return of the investment advisory agreement, Ohio National Investments, Inc. (“ONII”) will serve as your investment adviser for the limited purpose of developing and updating the Asset Allocation Models. Until the investment advisory agreement is executed and received by ONII, your investments will not be automatically updated in accordance with any changes that ONII may periodically make to the Models. Upon receipt of the executed investment advisory agreement, your investments will be updated in accordance with any changes that ONII may make to the Models. Currently, you are required to sign an investment advisory agreement with ONII in order to be in an Asset Allocation Model. Periodically, typically annually, ONII will assess the make up of each of the Asset Allocation Models to determine if they continue to maintain the optimal level of investment return balanced against the designated risk tolerance for the model.

If ONII determines that changes to the models are appropriate, we will notify you at least 30 days before making the change. If we do not hear from you otherwise, we will automatically reallocate the assets contained in the existing model to the new model, based on the limited discretionary authority you will have granted to ONII to do so. If you do not want your Contract Values reallocated in your existing model, you may move to a different model. If you do not want to move to a different model and you do not wish to have your Contract Values reallocated in the existing model, we will deem the advisory agreement between ONII and you terminated and no further automatic rebalancing or reallocation will take place in your contract. If you have a rider that requires participation in the Asset Allocation Models, the effect of the termination of the advisory agreement will be to terminate your rider as well except for the GLWB and GPP (2012) riders, which can also remain in force if you adhere to the alternative investment restrictions.

More information about ONII’s role as your limited purpose investment adviser is contained in Part II of ONII’s Form ADV, which you can request at any time. It is possible that ONII may include underlying funds in the Asset Allocation Models for which it also acts as the investment adviser. As a result, inclusion of such portfolios will result in ONII receiving fund management fees from these funds and portfolios. ONII does not receive a fee for managing the Models themselves.

We have retained a third-party consultant to assist in the development of several Asset Allocation Models, each comprising a combination of the contract’s available Funds. Ohio National Life, in consultation with ONII selects the underlying Funds to be offered through this annuity contract. The consultant then performs a quantitative analysis to determine which combination of Funds offers the best opportunity to achieve the expected investment return given the acceptable level of investment risk. ONII approves the final recommendations made by the consultant. A copy of the ONII’s Form ADV may be obtained free of charge by calling 1-800-366-6654. We reserve the right to change the third party consultant we use to develop the Asset Allocation Models or to develop the Asset Allocation Models without the use of a third party consultant. The consultant selects the Funds for each of the models in accordance with risk/return profiles they have developed. Currently the following Models are available:

•  Model 1: Conservative (investment objective — preservation of capital)

• Model 2: Moderately Conservative (investment objective — moderate growth)

• Model 3: Balanced (investment objective — steady growth in asset values)

• Model 4: Moderate Growth (investment objective — moderately high growth in asset values)

• Model 5: Growth (investment objective — high growth in asset values)

Form 8503	15

• Managed Volatility Model (investment objective – protection from market downturns; more consistent returns over time)

Please see Appendix C or contact us at 1-888-925-6446 or your registered representative for more detailed information on the Models.

At the end of each quarter, variable account values allocated within each model will be rebalanced to maintain the mix of investments in the proportions established for each model. You will then receive a confirmation of the transfers made among the Funds within your contract. The transfer charge does not apply to these quarterly rebalancing transactions.

The transfer charge will apply if, by changing from one model to another, you exceed the 12 free transfers allowed per year. When you change models, it counts as one transfer.

Your registered representative or financial adviser can help you determine the model that best fits your risk tolerance, investment horizon and objectives. The variable account portion of any purchase payments you make after selecting an Asset Allocation Model will be allocated among the Funds as specified by the model you choose.

If your contract includes the optional Guaranteed Principal Protection (“GPP”) rider, your variable account values must be in one of the models. The GPP rider will be cancelled if you are no longer using any Asset Allocation Model. If the GPP is so terminated, a full annual rider charge will be assessed without being prorated to the date of termination.

We may limit the availability of an Asset Allocation Model under one of the riders with investment restrictions or that requires participation in an Asset Allocation Model. If we limit the availability of an Asset Allocation Model, unless you make additional purchase payments, your Contract Value will continue to be allocated in the unavailable Asset Allocation Model.

If we limit the availability of an Asset Allocation Model and you make additional purchase payments, you will not be permitted to allocate them to the unavailable Asset Allocation Model. Because you may only be in one Asset Allocation Model at a time, you will have to transfer your Contract Value to an available Asset Allocation Model.

We will always provide at least one Asset Allocation Model for any rider that requires participation in an Asset Allocation Model.

If an Asset Allocation Model becomes unavailable for the allocation of purchase payments under GPP and you wish to make additional purchase payments, you will have to transfer your Contract Value to an available Asset Allocation Model.

Currently, if you own a GLWB (2012), Joint GLWB (2012), GLWB (2011) or Joint GLWB (2011), you can only be in Asset Allocation Model 2, 3, 4 or the Managed Volatility Model or comply with alternative investment restrictions, described below. If you own the GLWB Preferred I.S., Joint GLWB Preferred I.S., GLWB Plus, Joint GLWB Plus or GPP (2012), you can only be in the Managed Volatility Model or comply with alternative investment restrictions, described below. If an Asset Allocation Model becomes unavailable for the allocation of purchase payments under those riders and you wish to make additional purchase payments, you will have to transfer your Contract Value to an available Asset Allocation Model or comply with the alternative investment restrictions under those riders.

In the following scenarios, you do not have to take affirmative action to retain your rider:

• We limit the availability of an Asset Allocation Model under a rider, and you do not make any additional purchase payments.

• ONII revises the make up of an existing Asset Allocation Model following the procedures described in this section, and you do not opt out.

In the following scenarios, you must take affirmative action or your rider will be cancelled:

•  We limit the availability of an Asset Allocation Model under a rider, and you do make additional purchase payments. If you do not transfer your Contract Value to an available Asset Allocation Model or comply with alternative investment restrictions, if applicable, your rider will be cancelled. However, if you make additional purchase payments and transfer your Contract Value to an available Asset Allocation Model at the same time, your rider will not be cancelled.

•  ONII revises the make up of an existing Asset Allocation Model following the procedures described in this section, and you opt out by the deadline but do not move to another Asset Allocation Model. If you do not transfer your Contract Value to another Asset Allocation Model or comply with alternative investment restrictions, if applicable, your rider will be cancelled. If we provide only one Asset Allocation Model for any rider that requires participation in an Asset Allocation Model, if you opt out of the revised Asset Allocation Model and do not comply with alternative investment restrictions, if applicable, your rider will be cancelled.

Form 8503	16

Investment Restrictions for Certain Optional Riders

For GLWB Preferred I.S. and Joint GLWB Preferred I.S. riders and for GLWB Plus, Joint GLWB Plus and GPP (2012) riders applied for on or after October 1, 2012, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The Fixed Accumulation Account is not an available investment option with the GLWB Preferred I.S. and Joint GLWB Preferred I.S. riders and for GLWB Plus, Joint GLWB Plus and GPP (2012) riders applied for on or after October 1, 2012. Your purchase payments and Contract Value must be allocated in compliance with (a) or (b):

(a) 100% must be allocated to the Managed Volatility Model. The Managed Volatility Model is one of our Asset Allocation Models. It seeks to provide protection from market downturns and more consistent returns over time. See “Optional Asset Allocation Models.” Please see Appendix C for the investment options included in the Model or contact us at 1-888-925-6446 or your registered representative for more detailed information on the Model.

or

(b)  (i) at least 50% must be allocated to investment options included in Category 1; provided, however, that you may not allocate more than 50% of your total purchase payments or Contract Value to any one investment option within Category 1; and

(ii) no more than 50% may be allocated to investment options included in Category 2; provided, however, that you may not allocate more than 25% of your total purchase payments or Contract Value to any one investment option within Category 2.

The investment options available in each Category for GLWB Preferred I.S. and Joint GLWB Preferred I.S. riders and for GLWB Plus, Joint GLWB Plus and GPP (2012) riders applied for on or after October 1, 2012 are:

INVESTMENT OPTIONS

CATEGORY 1	Ohio National Fund, Inc. Risk Managed Balanced Portfolio Northern Lights Variable Trust TOPS® Managed Risk Balanced ETF Portfolio TOPS® Managed Risk Moderate Growth ETF Portfolio

Federated Insurance Series

Federated Managed Tail Risk Fund II

Legg Mason Partners Variable Equity Trust

Legg Mason Dynamic Multi-Strategy VIT Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

CATEGORY 2

Ohio National Fund, Inc.

Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AllianceBernstein Variable Products Series Fund, Inc.

AllianceBernstein Dynamic Asset Allocation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Markets Navigator Fund

Janus Aspen Series

INTECH U.S. Low Volatility Portfolio

Lazard Retirement Series

Lazard Retirement Global Dynamic Multi Asset Portfolio

Northern Lights Variable Trust

TOPS® Managed Risk Growth ETF Portfolio

If you applied for the GLWB Plus, Joint GLWB Plus or GPP (2012) before October 1, 2012, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below. The Fixed Accumulation Account is not an available investment option with the GLWB Plus, Joint GLWB Plus or GPP (2012) before October 1, 2012. Your purchase payments and Contract Value must be allocated in compliance with (a) or (b):

(a) 100% must be allocated to the Managed Volatility Model. The Managed Volatility Model is one of our Asset Allocation Models. It seeks to provide protection from market downturns and more consistent returns over time. See “Optional Asset Allocation Models.” Please see Appendix C for the investment options included in the Model or contact us at 1-888-925-6446 or your registered representative for more detailed information on the Model.

or

(b)  (i)  at least 50% must be allocated to investment options included in Category 1; and

Form 8503	17

(ii)  no more than 50% may be allocated to investment options included in Category 2.

The investment options available in each Category if you applied for the GLWB Plus, Joint GLWB Plus or GPP (2012) before October 1, 2012 are:

INVESTMENT OPTIONS

CATEGORY 1	Northern Lights Variable Trust TOPS® Managed Risk Balanced ETF Portfolio TOPS® Managed Risk Moderate Growth ETF Portfolio TOPS® Managed Risk Growth ETF Portfolio

CATEGORY 2

Ohio National Fund, Inc.

Balanced Portfolio

Risk Managed Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AllianceBernstein Variable Products Series Fund, Inc.

AllianceBernstein Dynamic Asset Allocation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Federated Managed Tail Risk Fund II

Fidelity® Variable Insurance Products Fund

Fidelity® VIP Target Volatility Portfolio

Goldman Sachs Variable Insurance Trust

Goldman Sachs Global Markets Navigator Fund

Janus Aspen Series

INTECH U.S. Low Volatility Portfolio

Lazard Retirement Series

Lazard Retirement Global Dynamic Multi Asset Portfolio

Legg Mason Partners Variable Equity Trust

Legg Mason Dynamic Multi-Strategy VIT Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Diversified Allocation Portfolio

If you selected the GLWB (2012), Joint GLWB (2012), GLWB (2011) or Joint GLWB (2011), your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below.

(1) Some or all of your purchase payments or Contract Value may be allocated to the Fixed Accumulation Account, if available. The Fixed Accumulation Account is not an available investment option with any GLWB. See “Fixed Accumulation Account” for more details about the Fixed Accumulation Account.

(2) Any portion of your purchase payments or Contract Value that is not allocated to the Fixed Accumulation Account must be allocated in compliance with either (a) or (b):

(a)  100% must be allocated to one of Asset Allocation Models 2, 3, 4 or the Managed Volatility Model. See “Optional Asset Allocation Models” for more details. Please see Appendix C for the investment options included in the Models or contact us at 1-888-925-6446 or your registered representative for more detailed information on the Models.

or

(b)  (i) at least 30% must, but no more than 60% may, be allocated to investment options included in Category 1;

 (ii)  no more than 70% may be allocated to investment options included in Category 2;

 (iii)  no more than 25% may be allocated to investment options included in Category 3; and

  (iv)  no more than 15% may be allocated to investment options included in Category 4.

The investment options available for the GLWB (2012), Joint GLWB (2012), GLWB (2011) or Joint GLWB (2011) in each Category are:

INVESTMENT OPTIONS

CATEGORY 1	Ohio National Fund, Inc. Money Market Portfolio Bond Portfolio PIMCO Variable Insurance Trust PIMCO Real Return Portfolio PIMCO Total Return Portfolio PIMCO Short-Term Portfolio	The Universal Institutional Funds, Inc. Morgan Stanley UIF Core Plus Fixed Income Portfolio

Form 8503	18

CATEGORY 2

Ohio National Fund, Inc.

Equity Portfolio

Omni Portfolio

S&P 500® Index Portfolio

Strategic Value Portfolio

Nasdaq-100® Index Portfolio

Bristol Portfolio

Bristol Growth Portfolio

Balanced Portfolio

Target VIP Portfolio

Risk Managed Balanced Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AllianceBernstein Variable Products Series Fund, Inc.

AllianceBernstein Dynamic Asset Allocation Portfolio

Dreyfus Variable Investment Fund

Appreciation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Federated Managed Tail Risk Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Equity-Income Portfolio

Fidelity® VIP Target Volatility Portfolio

Franklin Templeton Variable
Insurance Products Trust

Franklin Income VIP Fund

Franklin Flex Cap Growth VIP Fund

Franklin Founding Funds Allocation VIP Fund

Templeton Foreign VIP Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs U.S. Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Global Markets Navigator Fund

Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Asset Strategy

Janus Aspen Series

Janus Portfolio

Balanced Portfolio

INTECH U.S. Low Volatility Portfolio

Lazard Retirement Series

Lazard Retirement U.S. Strategic Equity Portfolio

Lazard Retirement Global Dynamic Multi Asset Portfolio

Legg Mason Partners Variable Equity Trust

ClearBridge Variable All Cap Value Portfolio

ClearBridge Variable Equity Income Portfolio

ClearBridge Variable Large Cap Value Portfolio

Legg Mason Dynamic Multi-Strategy VIT Portfolio

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series

MFS® Total Return Series

Northern Lights Variable Trust

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Bond Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF Growth Portfolio

CATEGORY 3

Ohio National Fund, Inc.

International Portfolio

Aggressive Growth Portfolio

High Income Bond Portfolio

Capital Appreciation Portfolio

Mid Cap Opportunity Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Insurance Series

Federated Kaufmann Fund II

Fidelity® Variable Insurance Products

Fidelity® VIP Mid Cap Portfolio

J.P. Morgan Insurance Trust

JPMorgan Insurance Trust Mid Cap Value Portfolio

Janus Aspen Series

Overseas Portfolio

Global Research Portfolio

Lazard Retirement Series

Lazard Retirement International Equity Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

Form 8503	19

CATEGORY 4

Ohio National Fund, Inc.

International Small-Mid Company Portfolio

Capital Growth Portfolio

Small Cap Growth Portfolio

Bryton Growth Portfolio

Fidelity® Variable Insurance Products

Fidelity® VIP Real Estate Portfolio

Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Global Natural Resources

Ivy Funds VIP Science and Technology

J.P. Morgan Insurance Trust

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust

MFS® New Discovery Series

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturnTM Strategy Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF U.S. Real Estate Portfolio

You may allocate purchase payments to the Enhanced dollar cost averaging (“DCA”) account, and transfer amounts out of the account in accordance with the restrictions described above. You may not establish a DCA program with scheduled transfers from a Fund and comply with these restrictions. See “Scheduled Transfers (Dollar Cost Averaging)” for more details about dollar cost averaging.

Transfers. Any transfer request or change in allocation or rebalance instructions must comply with the applicable investment restrictions. Any transfer request from one Category to another must result in an allocation that continues to meet the investment restrictions. If you make a transfer within a Category, you will still be deemed to have met the investment restrictions, even if your Contract Value has increased beyond the percentage limit. Please note that a transfer request will not update your purchase payment allocation or rebalance instructions. You must provide us separate instructions to change your purchase payment allocation or rebalance instructions.

Classifications. We have classified investment options into the above Categories based on the fund’s characteristics and our determination of their risk. If a new investment choice is added to your contract, we will determine which of the above Categories, if any, it will be placed in. We may reassess our determination of risk based on characteristics such as investment objective, strategy or holdings and may change the classification of any investment option in the individual Categories with advance written notice to you. We may limit the availability of any Asset Allocation Model or any investment option under the riders. We may apply any changes to future purchase payments and transfer requests. Any such changes to transfer requests will not apply to transfers out of the Enhanced DCA account. If an existing investment option becomes unavailable for the allocation of future purchase payments and you wish to make additional purchase payments, you will need to provide us updated allocation instructions that comply with the restrictions described above in this section. If a change in classification applies to future transfer requests, any transfer request you make must comply with the new investment restrictions. If you do not make any additional purchase payments or transfer requests after a change in classification, the new investment restrictions will not apply to you. If you fail to provide us with new instructions as described and your allocation of purchase payments or Contract Value violates the investment restrictions, your rider will be terminated.

Please note that you may only be in one Asset Allocation Model at a time. Therefore, if an Asset Allocation Model to which your Contract Value is allocated becomes unavailable for the allocation of future purchase payments under your rider and you wish to make additional purchase payments, you will have to transfer your Contract Value to an Asset Allocation Model that is available under your rider.

Rebalancing. If it is permitted as described above in this section and you choose to allocate your purchase payments to an available Asset Allocation Model, at the end of each calendar quarter we will rebalance variable account values allocated within each Asset Allocation Model to maintain the mix of investments in the proportions established for each Asset Allocation Model. If you are required to or choose to allocate your purchase payments to individual investment options described above in this section, you must provide us with rebalance allocation instructions that comply with the Fund Category and percentage limitations described above for your rider. On each three-month anniversary of the date the applicable rider was added, we will rebalance your Contract Value in accordance with your rebalance instructions.

Termination. You will not violate the investment restrictions simply because your Contract Value in the Categories increases or decreases above or below the specified limits. You will violate the investment restrictions if you allocate purchase payments or Contract Value in a manner not specified above.

• If you have purchased the GLWB (2012), GLWB Plus or GLWB (2011), your rider will be cancelled if you violate the restrictions. Furthermore if you have purchased the Premium Protection death benefit rider, Premium Protection Plus death benefit rider, either deferral credit rider or the 8-year guaranteed principal protection rider, it will also be cancelled.

Form 8503	20

• If you have purchased the GLWB Preferred I.S., your rider will be cancelled if you violate the restrictions. Furthermore if you have purchased the Premium Protection death benefit rider, it will also be cancelled.

• If you have purchased the Joint GLWB (2012), Joint GLWB Plus or Joint GLWB (2011), your rider will be cancelled if you violate the restrictions. Furthermore if you have purchased the Joint Premium Protection death benefit rider, Joint Premium Protection Plus death benefit rider, either deferral credit rider or the 8-year guaranteed principal protection rider, it will also be cancelled.

• If you have purchased the Joint GLWB Preferred I.S., your rider will be cancelled if you violate the restrictions. Furthermore if you have purchased the Joint Premium Protection death benefit rider, it will also be cancelled.

• If you have purchased the GPP (2012), your rider will be cancelled if you violate the restrictions.

If one of these riders is terminated, a prorated annual rider charge will apply. Please see "Optional Death Benefit Riders" "Optional Guaranteed Lifetime Withdrawal Benefit ('GLWB') Riders" and "Optional Guaranteed Principal Protection ('GPP')" for details.

Mixed and Shared Funding

In addition to being offered to VAA, certain Fund shares are offered to our other separate accounts for variable annuity contracts and a separate account of Ohio National Life Assurance Corporation for variable life insurance contracts. Fund shares may also be offered to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAA’s participation in a Fund. Material conflicts could result from such things as:

• changes in state insurance law;

• changes in federal income tax law;

• changes in the investment management of any Fund; or

• differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAA at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAA, for which no timely instructions are received, in proportion to the instructions that we do receive. There is no minimum number of contract owners required to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund by VAA.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your Contract Value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Changes in Your Contract

Changes in Applicable Law

We reserve the right to change your contract without your consent in order to comply with any laws and regulations that apply, including but not limited to, changes in the Internal Revenue Code, Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by the President, a Vice President or the Secretary of Ohio National Life. We will provide you notice of any contract change and amend this prospectus as applicable.

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Risk of Increase in Current Fees and Expenses

Some riders’ fees may be currently charged at less than their maximum amounts. We may increase these expenses up to the maximum amounts. We will provide prior notice of when we will increase fees and amend the prospectus as applicable.

Risk of Contract Termination

Your contract will terminate if your Contract Value is reduced to zero. Your Contract Value can become zero due to the assessment of the Annual Contract Fee after you have taken partial withdrawals and/or due to poor market performance. If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the “Lifetime Annuity Period” provision in the “Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders” section later in this prospectus for more information.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 7.45% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The amounts may vary by broker-dealer. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ’s address is One Financial Way, Montgomery, Ohio 45242.

Deductions and Expenses

Surrender Charge

Surrenders and Partial Withdrawals.

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers or other benefits provided under the contract, cost of sales literature and prospectuses, and other expenses related to sales activity. The surrender charge is a percentage of your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

ONcore Premier WF 7		ONcore Premier WF 4
Years	Payment	Years	Payment
1st	8%	1st	8%
2nd	7%	2nd	7%
3rd	6%	3rd	6%
4th	6%	4th	6%
5th	5%	5th and later	0%
6th	4%
7th	3%
8th and later	0%

During each contract year, you may withdraw not more than 10% of the Contract Value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. We do not assess the surrender charge when a beneficiary takes a lump sum distribution after the death of the annuitant. If the annuitant dies before the end of the surrender charge period and the beneficiary chooses any settlement

Form 8503	22

option other than a lump sum distribution or immediate annuitization, we will assess the applicable surrender charge on any withdrawals the beneficiary takes while the contract is in the surrender charge period.

Annuitization.

We do not assess a surrender charge if you annuitize your contract. See “Annuity Period — Annuity Options” later in this prospectus.

Death Benefit.

We do not assess a surrender charge upon any Proceeds paid to a beneficiary upon the death of the annuitant. See “Death Benefit — How will the Proceeds be paid to the beneficiary?” later in this prospectus.

Withdrawal Fee

We may also charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. This charge is to reimburse us for administrative processing expenses associated with a withdrawal. We are not currently charging the fee. We will provide 30 days notice prior to assessing a withdrawal fee.

Annual Contract Fee

Each year on the contract anniversary (or when you surrender the contract), we will deduct an annual contract fee of $30 from the Contract Value. This helps to repay us for maintaining the contract for contracts under $50,000. This helps to cover expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The account expense charge is not sufficient to cover these expenses for contracts under $50,000. There is no contract fee for contracts having a value of at least $50,000 at the contract anniversary. There is no charge after annuity payments begin. We guarantee not to increase the annual contract fee.

Deduction for Account Expense Fee

At the end of each valuation period before annuity payments begin we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for amounts not covered by the annual contract fee. Examples of these are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk Fee

ONcore Premier WF 7

We guarantee that, until annuity payments begin, the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, and except in the instance of the annuitant’s death, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.05% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.05% on an annual basis. We may discontinue this limitation on our right to increase the deduction up to 1.05%. The mortality and expense risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.60% for mortality risk, and 0.45% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

ONcore Premier WF 4

We guarantee that, until annuity payments begin, the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, and except in the instance of the annuitant’s death, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.55% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.55% on an annual basis. After the fourth contract year, the maximum charge under this section will be 1.05%. We may discontinue this limitation on our right to increase the deduction up to 1.55% (1.05% after the fourth contract year). The mortality and expense risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable

Form 8503	23

allocation would be 0.85% for mortality risk (0.60% after the fourth contract year), and 0.70% for expense risk (0.45% after the fourth contract year). We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

Charges for Optional Benefits

There is an additional annual charge if you choose an optional benefit. See the individual discussion of each rider later in this prospectus for details on the riders and the amounts upon which the charges are based. The additional charge is made on each contract anniversary. Not all optional benefits are currently available or are available in all states. We reserve the right to terminate or modify these benefits for new contracts at any time.

If you choose one of the optional death benefit riders described under “Death Benefit,” those annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-Up Death Benefit	0.25%
Premium Protection or Joint Premium Protection death benefit at issue ages through 70	0.10%
Premium Protection or Joint Premium Protection death benefit at issue ages 71 through 75	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (No longer available for purchase.)	0.90%
(currently 0.45%)	(maximum charge)
5% GMDBR80 Plus (No longer available for purchase.)	0.45%

If you choose the GEB, as described under “Death Benefit,” the annual charge is the following percentage of your Contract Value on the contract anniversary:

GEB at issue ages through 70	0.15%
GEB at issue ages 71 through 75	0.30%
GEB “Plus” at issue ages through 70	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%

If you choose a GPP rider, the annual charge is the following percentage of your average annual guaranteed principal amount as described under “Optional Guaranteed Principal Protection (“GPP”)”:

GPP (2012)	0.90%
(currently 0.45%)	(maximum charge)
GPP (No longer available for purchase.)	0.55%

If you choose one of the GLWB riders, the annual charge is the following percentage of your GLWB base as described under “Optional Guaranteed Lifetime Withdrawal Benefit (‘GLWB’) Riders:”

GLWB Preferred I.S.(1)	2.00%
(currently 1.00%)	(maximum charge)
Joint GLWB Preferred I.S.(2)	2.50%
(currently 1.30%)	(maximum charge)
GLWB Plus(3)	2.00%
(currently 1.05%)	(maximum charge)
Joint GLWB Plus(4)	2.50%
(currently 1.35%)	(maximum charge)
GLWB (2012) (No longer available for purchase.)	2.10%
(currently 1.05%)	(maximum charge)
Joint GLWB (2012) (No longer available for purchase.)	2.70%
(currently 1.35%)	(maximum charge)
GLWB (2011) (No longer available for purchase.)	2.00%
(currently 0.95%)	(maximum charge)
Joint GLWB (2011) (No longer available for purchase.)	2.40%
(currently 1.20%)	(maximum charge)

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____________

(1)	Charge is 1.00% for riders applied for on or after May 1, 2014. For other riders, charge is 0.95%.
(2)	Charge is 1.30% for riders applied for on or after May 1, 2014. For other riders, charge is 1.25%.
(3)	Charge is 1.05% for riders applied for on or after May 1, 2013. For other riders, charge is 0.95%.
(4)	Charge is 1.35% for riders applied for on or after May 1, 2013. For other riders, charge is 1.25%.

Transfer Fee

We may charge a transfer fee of $10 for each transfer of values from one or more subaccounts to other subaccounts. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year. Other restrictions may apply to transfers. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your Contract Value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your Contract Value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses. Deductions for fund expense continue after annuity payments begin for the amounts which are allocated to a Fund.

Description of Variable Annuity Contracts

Free Look

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the Contract Value as of the date of cancellation. To revoke, you must return the contract to us within the free look period. We must receive your contract at our home office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period. In some states, we are required to return the greater of purchase payments received during the free-look period or Contract Value as of the Valuation Period the request for free-look is received by our Home Office. For contracts issued in such states, we reserve the right to allocate all purchase payments received during the free-look period to the Money Market Portfolio. On the next Valuation Period after the expiration of the free-look period, we will allocate your assets in the Money Market Portfolio to your requested investment options. We are currently not allocating purchase payments to the Money Market Portfolio during the free-look period, but reserve the right to do so with prior notice provided to contract owners. If you are a California resident 60 years old or older and at the time you apply for your contract you elect to receive a return of your purchase payments if you exercise your free look, any purchase payments to be allocated to variable Funds will first be allocated to the Money Market Portfolio until the end of the free look period. If you are a California resident 60 years old or older and you do not elect to receive a return of your purchase payment, you will receive a refund of your Contract Value if you exercise your free look. For IRAs, you may get a refund of the greater of your purchase payments or the current Contract Value. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you.

Accumulation Period

Purchase Payments

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). (If you purchased your contract in Oregon, you may not make additional purchase payments.)

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We currently limit your total purchase payments to $3,000,000. For those contracts, we reserve the right to limit your total purchase payments to the lesser of the following:

(a)  for any one contract, the lesser of 150% of your initial purchase payment (for example, $7,500 if your initial purchase payment was $5,000) or $1,000,000; and

(b)  for all our variable annuities sold to you, or covering the life of the annuitant, $1,000,000.

We will provide you prior written notice before we enforce the limits in (a) or (b) above.

If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored.

We reserve the right to require company approval prior to accepting purchase payments in excess of the above limits. We reserve the right to refuse any additional purchase payments or to limit additional purchase payments (beyond the limits described in (a) and (b) above) if you have purchased the Premium Protection rider, Joint Premium Protection rider, Premium Protection Plus rider, Joint Premium Protection Plus rider, GLWB (2011) or Joint GLWB (2011). If you purchase one of these riders, we currently limit total purchase payments to $3,000,000. Please see the descriptions of the riders later in this prospectus.

Accumulation Units

Until the annuity payout date, the Contract Value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send an order or application, together with the first purchase payment, to our home office for acceptance. We may enter into arrangements with certain broker-dealers whereby submission of the completed application and first purchase payment to the broker-dealer will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we first must ensure that the broker-dealer has adequate compliance controls in place to prevent applications received after the cut-off time (usually 4:00 p.m. Eastern time) from being submitted to us for issuance as if received before the cut-off time.

Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

Unless otherwise prohibited by law, no contract is effective until the purchase payment is received and the contract is issued during the lifetime of the annuitant. If the annuitant dies before the contract is issued and we are not notified at our home office of the annuitant’s death, our sole obligation is to return the Contract Value to you or your estate upon notice and proof of the death of the annuitant.

You must send any additional purchase payments directly to our home office. They will then be applied to your contract according to your allocation instructions to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our home office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) at our home office on a valuation period (earlier when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

Allocation of Purchase Payments

You may allocate your Contract Values among up to 18 investment options including the variable subaccounts of VAA and to the Fixed Accumulation Account (if offered). We reserve the right to limit your allocation of purchase payments to no more than 10 of the available investment options. We will provide you prior written notice before we will limit you to no more than 10 investment options. The amount you allocate to any Fund or to the Fixed Accumulation Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our home office. Changes in allocation of purchase payments are not deemed effective until received by us at our home office. You may be subject to restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “Optional Asset Allocation Models” for more information.

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Accumulation Unit Value and Accumulation Value

We set the original accumulation unit value of each subaccount of VAA for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or in a Dollar Cost Averaging Account.

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a) is:

(1) the net asset value of the corresponding Fund share at the end of a valuation period, plus

(2) the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3) a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b) is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c) is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the Contract Value (at least $500). You must make all surrender or withdrawal requests by providing Notice to us. The surrender charge may then apply. That charge is taken from the total amount withdrawn.

Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the Contract Value less any surrender charge and any premium tax charge that may apply. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Fixed Accumulation Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status” below.

If you request a surrender or withdrawal which includes Contract Values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract or the execution of an affidavit indicating the contract has been lost in the case of a surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Commission has restricted trading on the Exchange;

(2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

(3) such other periods as the Commission may order to protect security holders.

If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the “Lifetime Annuity Period” provision in the “Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders” section later in this prospectus for more information.

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Transfers among Subaccounts

You may transfer Contract Values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Fixed Accumulation Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such other services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, the transfer of Contract Values will only be permitted into the money market portfolio and all other transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge, if any.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

• The number of transfers made in a defined period;

• The dollar amount of the transfer;

• The total assets of the portfolios involved in the transfer;

• The investment objectives of the particular portfolios involved in your transfers; and/or

• Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring Contract Values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners

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who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

Effective Time for Purchase, Transfer or Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) on a valuation period (earlier on those days when the New York Stock Exchange closes early) will not become effective until the next business day.

However, we may enter into arrangements with certain broker-dealers whereby orders to purchase accumulation units (either through an initial purchase or subsequent purchase payments to an existing contract) will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we will first ensure that the broker-dealer has adequate compliance controls in place to prevent orders to purchase units received after the cut-off time (usually 4:00 p.m. Eastern time) from being credited as if received before the cut-off time.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at1-888-925-6446, or by accessing our web site at www.ohionational.com. You may also request transfers or make allocation changes on our web site. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer request per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our home office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Scheduled Transfers (Dollar Cost Averaging)

We administer a Dollar Cost Averaging (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount from the Fixed Accumulation Account or the Funds to any of the other subaccounts. There is no charge for participating in a DCA program. Each transfer under the DCA program must be at least $300. For a DCA program from a Fund, at least 12 transfers must be scheduled. For a DCA program from the Fixed Accumulation

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Account, at least three transfers must be scheduled. The DCA program is only available to contracts having a total accumulation value of at least $3,600. No transfer fees will be incurred for DCA transfers and they do not count against the 12 free transfers allowed each contract year. Unless you are in an Asset Allocation Model or unless other investment restrictions are applicable, a DCA program may be made with transfers from Funds or the Money Market Portfolio to any other Funds at any time during the contract.

A DCA program with transfers from the Fixed Accumulation Account to any other Funds may be made if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Fixed Accumulation Account may not exceed 2 years.

DCA generally has the effect of reducing the risk of purchasing at the top of a market cycle by reducing the average cost of indirectly purchasing Fund shares through the subaccounts to less than the average price of the shares on the same purchase dates. DCA transfers from the Fixed Accumulation Account or from a Fund with a stabilized net asset value, such as the Money Market Portfolio, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. In addition, in a rising market, DCA will produce a lower rate of return than will a single up-front investment.

The DCA program may be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfers. We reserve the right to not offer the DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the DCA program to existing contracts that are not currently enrolled in a DCA program.

Enhanced DCA Account.  We currently offer the Enhanced DCA program for initial purchase payments (or additional purchase payments of $3,600 or greater) which are allocated to the Enhanced DCA account that provides a fixed interest rate that is higher than the guaranteed minimum interest rate for the Fixed Accumulation Account. The Enhanced DCA account is a subset of our general account. The Enhanced DCA program is the same as the DCA program except as described in this section. The Enhanced DCA program requires the purchase payment be fully transferred from the account within specified periods of time. Each DCA transfer must be at least $300. An Enhanced DCA program can be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfer. Terminating this program will result in all remaining funds transferred to the subaccounts of your choice or to the Fixed Accumulation Account. We reserve the right to not offer the Enhanced DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the Enhanced DCA program for additional purchase payments.

Portfolio Rebalancing

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of Contract Value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

There is no charge for participating in portfolio rebalancing, and the transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

Nursing Facility Confinement

We will not assess a surrender charge if you are confined to a state licensed or legally operated hospital or in-patient nursing home facility for at least 30 consecutive days. This waiver of the surrender charge may not be available in all states. It only applies when:

•  the confinement begins after the first contract anniversary and before annuity payments begin;

• the contract was issued before your 80th birthday; and

• we receive the request for withdrawal, together with proof of the confinement, at our home office while you are confined or within 90 days after discharge from the facility.

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Death Benefit

Basic Death Benefit

What does the beneficiary receive upon death of the annuitant before the annuity payout date?

If the annuitant dies before the annuity payout date, your contract provides for the beneficiary to receive Proceeds from the contract. The Proceeds equal (i) the Contract Value and (ii) any Death Benefit Adjustment, on the calculation date as described below.

What is the amount of the Death Benefit Adjustment?

The Death Benefit Adjustment is equal to the difference, if any, between the highest guaranteed death benefit amount and the Contract Value as of the calculation date as described below. The Death Benefit is used solely to calculate the Death Benefit Adjustment and is not an amount paid to the beneficiary.

The Death Benefit is the greatest of: (i) the total Contract Value or (ii) net purchase payments less pro-rata withdrawals, unless one of the riders added to your contract provides for a higher death benefit.

For purposes of the paragraphs above, “net purchase payments” means your total purchase payments less an amount for any applicable premium tax or similar state or local tax. “Pro rata withdrawals” mean an adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the total Contract Value which resulted from the withdrawal.

If the Contract Value is equal to or greater than the Death Benefit on the calculation date as described below, then there is no Death Benefit Adjustment that will be added to the Proceeds. If the Contract Value is less than the Death Benefit on the calculation date as described below, then there is a Death Benefit Adjustment that will be added to the Proceeds. See the examples below.

When are Contract Value and Death Benefit Adjustment calculated for purposes of this section?

The Contract Value is calculated as of the date that we receive proof of the annuitant’s death and satisfactory instruction from the beneficiary for the disposition of the contract.

The Death Benefit Adjustment is calculated as of the earlier of: (i) the date we are in receipt of proof of the annuitant’s death; or (ii) 90 days from the date of the annuitant’s death.

Examples of Death Benefit Adjustment calculation:

If the Contract Value on date of the Death Benefit Adjustment calculation is $100,000 and the Death Benefit is $85,000, then there is no Death Benefit Adjustment.

If the Contract Value on date of the Death Benefit Adjustment calculation is $85,000 and the Death Benefit is $100,000, then the Death Benefit Adjustment is $15,000 ($100,000 Death Benefit minus $85,000 Contract Value). $15,000 is added to the Money Market Portfolio until satisfactory instructions are received from the beneficiary as to settlement of the contract or the beneficiary gives us different investment instructions. If the Contract Value is $60,000 when we receive satisfactory instructions to settle the contract, then the beneficiary will receive $75,000 ($15,000 + $60,000). If the Contract Value is $120,000 when we receive satisfactory instructions, then the beneficiary will receive $135,000 ($15,000 + $120,000).

Where are the Proceeds invested before being paid out to a beneficiary?

From the date of the annuitant’s death until the Proceeds are paid to the beneficiary, unless the beneficiary elects to change the subaccount allocations, the Contract Value will remain invested in the subaccounts selected by the owner. If we have not yet received the required documents necessary to pay the Proceeds to the beneficiary, the amount equal to the Death Benefit Adjustment is added to the contract in the Money Market Portfolio.

What are the consequences of any change in the Contract Value before the Death Benefit Adjustment is calculated?

The beneficiary may decide to reallocate the Contract Value to different subaccounts in an effort to minimize the risk of market fluctuation. If the beneficiary elects to change the subaccount allocations before the date that the Death Benefit Adjustment is calculated, then any resulting change in Contract Value will have an impact on the Death Benefit Adjustment amount when it is calculated.

What are the consequences of any change in the Contract Value after the Death Benefit Adjustment is calculated?

Any change in the Contract Value, including, but not limited to market fluctuation, after the effective date of the Death Benefit Adjustment, and before we distribute the contract Proceeds, will affect the amount to be paid to the beneficiary. If the Contract Value increases or decreases, the amount of the Proceeds will be correspondingly increased or decreased. As

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such, the actual amount paid upon disposition of the contract may be more or less than the highest Death Benefit provided under your contract or optional riders.

How will the Proceeds be paid to the beneficiary?

The Proceeds will be paid to the beneficiary in a single sum unless you or the beneficiary(ies) elect settlement under one or more settlement options. If there are multiple beneficiaries and the owner has not selected a settlement option, all the beneficiaries must agree on a settlement option or the payout value will be paid in lump sums to all of them proportionally. We must receive all required documentation or forms (for example, the claim form and certified death certificate) from all beneficiaries before the Proceeds will be distributed. (Please contact us at 1-888-925-6446 for more information about the documentation and forms we require.) If we are unable to locate one of the beneficiaries, we will provide 30 days written notice to their last known address stating that the Proceeds will be equally distributed to the other beneficiaries. We do not assess a surrender charge on any Proceeds paid to a beneficiary. A spouse who elects to continue the contract will not be assessed a surrender charge on the Proceeds, but will be assessed a surrender charge in accordance with the “Surrender Charge” provision of this prospectus on any additional purchase payments that the spouse makes to the contract.

Unless otherwise designated by the contract owner before the date of annuitant’s death, the beneficiary may elect one of the following settlement options:

(1) Five Year Continuance — Beneficiary may elect to receive the Proceeds over a period of five years or less from the date of the annuitant’s death. All Proceeds must be liquidated within the five year period that begins on the date of the annuitant’s death.

(2) Beneficiary Stretch — Beneficiary may elect to receive the Proceeds in the form of required minimum distributions each year. This option must be elected within twelve months from the date of the annuitant’s death. The amounts of the annual minimum distributions must comply with applicable federal tax regulations and withdrawals of lesser or greater amounts may subject you to adverse tax consequences. Please consult your tax advisor for advice on how the Beneficiary Stretch option would affect you.

(3) Immediate Annuitization — Beneficiary may elect to annuitize the annuity but must do so within twelve months from the date of the annuitant’s death.

(4) Lump Sum Distribution — Beneficiary may elect a lump sum distribution.

If the sole, primary beneficiary is the surviving spouse of the owner and annuitant and there is either no surviving owner or the surviving spouse is also the sole surviving owner, the spouse may continue the contract as the owner and annuitant, or choose one of the settlement options listed above.

Not all of the settlement options may be available if the beneficiary is not a natural person.

Other considerations:

We may require any designated beneficiary have an insurable interest in the life of the annuitant. We will notify you when we issue the contract or when you request a beneficiary change if we are unable to accept your designated beneficiary.

Any guarantees under the contract or death benefit riders that exceed the value of your interest in the separate account VAA are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

Optional Death Benefit Riders

Annual Stepped-Up Death Benefit.

In those states where permitted, we may offer an optional annual stepped-up death benefit at the time the contract is issued. With that option, the Death Benefit on the first contract anniversary will be the greater of (a) the Contract Value then or (b) net purchase payments less pro-rata withdrawals made on or before that date. On each contract anniversary after that (until the annuitant attains age 86), the death benefit will be reset to the greater of (a) the Contract Value on that anniversary date or (b) the death benefit as of the last preceding anniversary adjusted for any purchase payments or withdrawals. The stepped-up death benefit amount is increased by purchase payments and decreased by pro-rata withdrawals made during the period between contract anniversaries. There is an annual rider charge of 0.25% of the optional death benefit amount. You cannot purchase the annual stepped-up death benefit once the annuitant is 76 years old.

Premium Protection Riders.

In those states where permitted, we offer the Premium Protection death benefit rider (“Premium Protection rider”) at the time the contract is issued. In the future, we may, at our sole option, offer this rider after the contract is issued, in which case

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it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB Preferred I.S., GLWB (2012), GLWB (2011) or GLWB Plus rider described later in this prospectus. If you purchase this rider, you cannot have any other living benefit or death benefit rider except the GLWB Preferred I.S., GLWB (2012), GLWB (2011), GLWB Plus, a deferral credit rider or the 8-year guaranteed principal protection rider. You cannot purchase this rider once the annuitant is 76 years old.

Death Benefit.

With the Premium Protection rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments and decreased dollar for dollar for withdrawals up to your maximum annual withdrawal under your respective GLWB rider, whereas the basic Death Benefit provided for under the contract is reduced on a pro rata basis for withdrawals.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

Please note that withdrawals you take under the GLWB Preferred I.S., GLWB (2012), GLWB (2011) or GLWB Plus (including maximum annual withdrawals) reduce the GMDB amount under this rider. Therefore, you should carefully consider whether this rider is appropriate for you.

Excess Withdrawals.

When computing the Premium Protection rider Death Benefit, the GMDB amount also is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59½, so any withdrawal before the annuitant is 59½ is an excess withdrawal for the Premium Protection rider as well as for the GLWB riders.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GMDB amount decreases to $95,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under the GLWB rider, which is $1,000. Your GMDB amount will be reduced to $93,882, i.e. $95,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,118 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, which is $5,000, your GMDB amount is $95,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $94,000 ($95,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $826 ($1,000/$115,000 x $95,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal under the Premium Protection rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of the withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the Death Benefit under this rider.

Charge.

There is an annual charge for the Premium Protection rider for annuitant issue ages through age 70 of 0.10% of your GMDB amount. For annuitant issue ages 71 through 75, there is an annual charge for this rider of 0.25%. We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the

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annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

• your contract terminates according to its terms (unless otherwise provided in this rider);

• your GMDB amount is reduced to zero;

• your Contract Value goes to zero because of an excess withdrawal;

•  your GLWB rider terminates;

• you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation;

•  you transfer or assign your contract or the benefits under the rider, except in the case of spousal continuation; or

• you exercise the 8-year guaranteed principal protection rider.

Since you may have the Premium Protection rider only if you have the GLWB Preferred I.S., GLWB (2012), GLWB (2011) or GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection rider as well. If you have purchased the Premium Protection rider and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection rider will be cancelled.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any RMD you take will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection (Joint Life).

In those states where permitted, we may also offer a joint life version of the Premium Protection rider (“Joint Premium Protection”). The Joint Premium Protection rider is the same as the Premium Protection rider except as described below.

The Joint Premium Protection rider is available only when purchased in conjunction with the Joint GLWB Preferred I.S., Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other rider except the Joint GLWB Preferred I.S., Joint GLWB (2012), Joint GLWB (2011), Joint GLWB Plus, a deferral credit rider or the 8-year guaranteed principal protection rider.

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Allowable annual withdrawals begin under the Joint GLWB Preferred I.S., Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus rider when the youngest Participating Spouse reaches 59½, so any withdrawal before the youngest Participating Spouse is 59½ (including any RMD) is an excess withdrawal. Maximum annual withdrawals under the Joint GLWB Preferred I.S., Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw annually under the Joint Premium Protection rider will depend on the age of the youngest Participating Spouse and reduce the GMDB amount on a dollar for dollar basis. You are not eligible for RMD treatment with the Joint Premium Protection Plus rider until the youngest Participating Spouse is 59½ years old. (Please see the description of the Joint GLWB Preferred I.S., Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus later in this prospectus for more details on the youngest Participating Spouse.)

Premium Protection Plus Riders.

In those states where permitted, in the past we offered the Premium Protection Plus death benefit rider (“Premium Protection Plus rider”) at the time the contract was issued. The Premium Protection Plus rider differs from the Premium Protection rider in that a withdrawal that is not an excess withdrawal does not decrease the GMDB amount up to the contract anniversary after the annuitant turns 85, after which time the GMDB amount is decreased for such withdrawals on a dollar for dollar basis, and the GMDB amount may step-up to your Contract Value on the seventh rider anniversary. In the future, we may, at our sole option, offer this rider to existing contracts, in which case it may be added on a contract anniversary. This rider is available only when purchased in conjunction with the GLWB (2012), GLWB (2011) or GLWB Plus rider described later in this prospectus. If you purchase this rider, you cannot have any other living benefit or death benefit rider except the GLWB (2012), GLWB (2011), GLWB Plus, a deferral credit rider or the 8-year guaranteed principal protection rider. You cannot purchase this rider once the annuitant is 71 years old.

Death Benefit.

With the Premium Protection Plus rider, the Death Benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is equal to your initial purchase payment (excluding extra credits, if applicable). If we allow you to add the rider on a subsequent contract anniversary, the initial GMDB amount will be equal to the then current Contract Value. The GMDB amount is increased for additional purchase payments. You may take withdrawals up to your annual maximum annual withdrawal under your respective GLWB rider until the contract anniversary after the annuitant turns 85 without reducing the GMDB amount. Following the contract anniversary after the annuitant turns 85, withdrawals up to your maximum annual withdrawal under your GLWB rider reduce the GMDB amount dollar for dollar.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GMDB amount will be set equal to the Contract Value (after the application of any Death Benefit Adjustment) if it is greater than the current GMDB amount.

The Premium Protection Plus rider provides for a one-time step-up of the GMDB amount on the seventh rider anniversary. If, on the seventh rider anniversary, your Contract Value is greater than the GMDB amount, we will set your GMDB amount equal to your Contract Value.

Excess Withdrawals.

When computing the Premium Protection Plus rider Death Benefit, the GMDB amount is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal you may take under the GLWB rider you own. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under your GLWB rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. Allowable annual withdrawals begin under the GLWB riders when the annuitant reaches 59½, so any withdrawal before the annuitant is 59½ is an excess withdrawal.

An excess withdrawal will reduce the GMDB amount by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal. For example, assume the annuitant is 65 and your GMDB amount is $100,000 at the beginning of the contract year and your maximum annual withdrawal under your GLWB rider is $5,000. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Because the annuitant is less than 85 years old, your GMDB amount is not reduced for that portion of the withdrawal that is equal to your maximum annual withdrawal, $5,000. Your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal under your GLWB rider, which is $1,000. Your GMDB amount will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GMDB amount remains $100,000 and

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your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GMDB amount will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal under the Premium Protection Plus rider. Since excess withdrawals may reduce your GMDB amount by an amount greater than the dollar value of your withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the Death Benefit under this rider.

Charge.

There is an annual charge for the Premium Protection Plus rider of 0.45% of your GMDB amount. We may increase the charge for this rider on the seventh rider anniversary if your GMDB amount is set equal to your Contract Value. The new charge will be no higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 0.90%. If we notify you of a charge increase effective upon the step-up on the seventh rider anniversary, you may decline to accept an increase in the charge for the rider by declining the step-up within 30 days in a form acceptable to us.

We reserve the right to lower the charge for this rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the Premium Protection Plus rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated due to the termination of your GLWB, or (iv) you annuitize your contract.

Termination.

If you choose the Premium Protection Plus rider, you cannot later discontinue it unless we otherwise agree. This rider will terminate if:

• your contract terminates according to its terms (unless otherwise provided in this rider);

• your GMDB amount is reduced to zero;

• your Contract Value goes to zero because of an excess withdrawal;

•  you enter the Lifetime Annuity Period under your GLWB rider because your Contract Value is reduced to zero (other than by an excess withdrawal);

•  your GLWB rider terminates;

• you annuitize your contract;

• the annuitant dies, except in the case of spousal continuation;

• you transfer or assign your contract or the benefits under the rider, except in the case of spousal continuation; or

• you exercise the 8-year guaranteed principal protection rider.

Since you may have the Premium Protection Plus rider only if you have the GLWB (2012), GLWB (2011) or GLWB Plus rider, any termination of your GLWB rider will automatically terminate the Premium Protection Plus rider as well. If you have purchased the Premium Protection Plus rider and violate the investment restrictions of your GLWB, both the GLWB rider and the Premium Protection Plus rider will be cancelled.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year without treating it as an excess withdrawal even if it exceeds your maximum annual withdrawal under your GLWB rider. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any RMD you take until the contract anniversary after the annuitant is 85 years old will not reduce the GMDB amount. Any RMD you take following the contract anniversary after the annuitant is 85 will reduce your GMDB amount dollar for dollar. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

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You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the Premium Protection rider.

Premium Protection Plus (Joint Life).

In those states where permitted, in the past we also offered a joint life version of the Premium Protection Plus rider (“Joint Premium Protection Plus”). The Joint Premium Protection Plus rider is the same as the Premium Protection Plus rider except as described below.

The Joint Premium Protection Plus rider is available only when purchased in conjunction with the Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus described later in this prospectus. If you purchase this rider, you cannot have any other rider except the Joint GLWB (2012), Joint GLWB (2011), Joint GLWB Plus, a deferral credit rider or the 8-year guaranteed principal protection rider.

Allowable annual withdrawals begin under the Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus rider when the youngest Participating Spouse reaches 59½, so any withdrawal before the youngest Participating Spouse is 59½ (including any RMD) is an excess withdrawal. Maximum annual withdrawals under the Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus are also based on the age of the youngest Participating Spouse, so the maximum amount you may withdraw under the Joint Premium Protection Plus rider will depend on the age of the youngest Participating Spouse. You are not eligible for RMD treatment with the Joint Premium Protection Plus rider until the youngest Participating Spouse is 59½ years old. (Please see the description of the Joint GLWB (2012), Joint GLWB (2011) or Joint GLWB Plus later in this prospectus for more details on the Participating Spouse.)

5% GMDBR80 Plus.

In those states where permitted, in the past we offered the 5% GMDBR80 Plus at the time the contract was issued. You cannot purchase this rider once the annuitant is 76 years old.

With the 5% GMDBR80 Plus, the death benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The GMDB amount is adjusted for withdrawals from the contract as described below and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant attains age 80, at an effective annual rate of 5% for values in variable portfolios (other than the Money Market Portfolio) or in one of the Asset Allocation Models. Values in the Money Market Portfolio or the Fixed Accumulation Account which are not in one of the Asset Allocation Models will accumulate at the lesser of 5% or the rate being credited to the Money Market Portfolio or the Fixed Accumulation Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. The total death benefit amount with 5% GMDBR80 Plus shall not exceed two times your total net purchase payments, adjusted for withdrawals.

Any withdrawals in a contract year equal to or less than 5% of the GMDB amount as of the beginning of that year will reduce the GMDB amount and the maximum death benefit amount by the amount of such withdrawals. Any withdrawals in a contract year in excess of 5% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount and the maximum death benefit amount will both be reduced by the same percentage that the Contract Value was reduced because of the withdrawal in excess of 5%. There is an additional annual charge for this option of 0.45% of the 5% GMDBR80 Plus amount.

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Gain Enhancement Benefit.

In those states where permitted, we may offer Gain Enhancement Benefit (“GEB”) riders at the time the contract is issued. You cannot purchase these riders once the annuitant is 76 years old. This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant’s death:

• 25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals; or

• 40% of the lesser of (a) two and a half times net purchase payments less pro rata withdrawals, or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals. This is the GEB “Plus.”

For the regular GEB option, there is an additional annual charge of 0.15% of the Contract Value (or 0.30% if the annuitant is age 71 to 75 when your contract is issued). If you choose the GEB “Plus,” the charge is 0.30% of the Contract Value (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options. If you choose GEB, you cannot later discontinue it. That means even if the GEB will be of no further benefit to you, you will continue to be charged for it.

Summary.

The following is a summary of the currently available optional death benefit riders. For complete details on the riders, see the individual descriptions above.

Optional Rider	Features	Who may want to consider the Rider	Charge
Annual Stepped-Up Death Benefit

• Guarantees that the death benefit will be the greater of total purchase payments or the highest contract anniversary value.

• Increases the death benefit to the contract value, adjusted for subsequent purchase payments and withdrawals.

• Stops accumulating at contract anniversary after annuitant’s 85th birthday.

• Cannot purchase once the annuitant is 76.

		Those who wish to protect their death benefit from market downturns by locking in gains on every contract anniversary.	0.25% (maximum and current)
Premium Protection (Single Life)

• Guarantees a death benefit equal to your purchase payments, adjusted for withdrawals.

• Adjusted dollar for dollar on annual withdrawals that do not exceed the allowable withdrawals under the GLWB Preferred I.S., GLWB (2012), GLWB (2011) or GLWB Plus.

• Reduced by the greater of the excess dollar amount of the withdrawal or the pro rata reduction for any withdrawals that are excess withdrawals under the GLWB Preferred I.S., GLWB (2012), GLWB (2011) or GLWB Plus.

• Continues if Contract Value is reduced to zero.

• Cannot purchase once the annuitant is 76.

• Sold only in conjunction with GLWB Preferred I.S., GLWB (2012), GLWB (2011) or GLWB Plus.

		Those who want to ensure, through the GLWB Preferred I.S., GLWB (2012), GLWB (2011) or GLWB Plus and this rider, the return of their original principal.	For issues ages through 70: 0.10% (maximum and current) For issue ages 71-75: 0.25% (maximum and current)

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Premium Protection (Joint Lives)	• Like Premium Protection except for the following: o Sold only in conjunction with Joint GLWB Preferred I.S., Joint GLWB (2012), Joint GLWB (2011), or Joint GLWB Plus.	Those who want to ensure, through the Joint GLWB Preferred I.S., Joint GLWB (2012), Joint GLWB (2011), or Joint GLWB Plus and this rider, the return of their original principal.	For issues ages through 70: 0.10% (maximum and current) For issue ages 71-75: 0.25% (maximum and current)
GEB

• Pays an additional death benefit of 25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) total Contract Value on the date of death minus net purchase payments less pro rata withdrawals.

• Benefit will never exceed $1,000,000.

• Cannot purchase once the annuitant is 76 years old.

		Those who wish to maximize the amount left to their beneficiaries	For issue ages through 70: 0.15% (maximum and current) For issues ages 71-75: 0.30% (maximum and current)
GEB Plus

• Pays an additional death benefit of 40% of the lesser of (a) 2½ times net purchase payments less pro rata withdrawals or (b) total Contract Value on the date of death minus net purchase payments less pro rata withdrawals.

• Benefit will never exceed $1,000,000.

• Cannot purchase once the annuitant is 76 years old.

		Those who wish to maximize the amount left to their beneficiaries	For issue ages through 70: 0.30% (maximum and current) For issues ages 71-75: 0.60% (maximum and current)

Annuity Period

Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. This restriction may be modified by applicable state law, or we may agree to waive it or to allow the annuitant to defer receiving annuity payments.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date. The variable part of the Contract Value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):

Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

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Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):

Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):

Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant’s death.) Under this annuity option, it is possible to receive only one annuity payment.

Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the Contract Value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the Contract Values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply Contract Value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the Contract Value for each Fund in accordance with the contract’s settlement option tables. We divide the account value by $1,000 and then multiply the result by the applicable factor in the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000, we will pay the Contract Value to the annuitant in a single sum. If the first periodic payment under any option would be less than $100, we may change the frequency of payments so that the first payment is at least $100.

Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

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The annuity rate tables contained in the contracts are based on the 2000 Mortality Table Projected to 2010 under Scale G (which is a method of projecting individual annuity valuation mortality tables based on industry best practices) with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by providing Notice to us in writing at our home Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. To do this, we convert the number of annuity units being changed to the number of annuity units of the Funds to which you are changing. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.

Optional Living Benefit Riders

Optional Guaranteed Principal Protection (“GPP”)

In those states where permitted, we may offer the GPP rider when you apply for the contract. We may, at our sole option, also offer the GPP rider to existing contracts, in which case it may be added on a contract anniversary, if the annuitant is then under age 80. GPP is not available when your contract includes any GLWB.

If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your eligible Contract Value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your total Contract Value to increase it to the “guaranteed principal amount” if the eligible Contract Value at the end of the 10-year term is less than the guaranteed principal amount. The guaranteed principal amount is the Contract Value:

(a) as of the first day of the rider’s term or

(b) the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract,

(c) reduced pro rata for any withdrawals you made.

Contract Value attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed principal amount and do not count as part of your eligible Contract Value at the end of the term for purposes of determining the benefit amount.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as those associated with the GPP, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

If you choose GPP, you must allocate all variable Contract Values to one of the Asset Allocation Models (see Optional Asset Allocation Models) during the entire 10-year term of the rider. You may change asset allocation models at any time. You may also have a portion of your Contract Values in a fixed accumulation account or a dollar-cost averaging account we may offer while this rider is in force. If you stop using a model, we will cancel the GPP rider. You may cancel the GPP rider as of any contract anniversary by notifying us before that anniversary. Cancellation of the GPP rider does not affect any other contract features. You may continue using an Asset Allocation Model after the GPP rider ends.

The charge for the GPP rider is made on each contract anniversary at the rate of 0.55% of the average of your guaranteed principal amount at the beginning and the end of each contract year. This charge will discontinue if the GPP rider is cancelled. However, if the GPP is canceled because you stop using a model, a full annual rider charge will be assessed without being prorated to the date of cancellation.

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At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed principal amount under the new GPP 10-year term will be your total Contract Value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider’s guaranteed principal amount at the current Contract Value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year rider term.

If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.

In those states where permitted, we offer the GPP (2012) rider. GPP (2012) is identical to the GPP except for the investment restrictions and the charge. Once the GPP (2012) is available, you may not purchase the GPP. Neither the GPP (2012) nor the GPP is available when your contract includes any GLWB rider.

With the GPP (2012), you must allocate your purchase payments and Contract Value (a) to the Managed Volatility Model or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The GPP (2012) rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

If you choose the GPP (2012) rider, there is an annual charge of 0.45% of the average of your guaranteed principal amount at the beginning and the end of each contract year. We may increase the charge for the GPP (2012) on any contract anniversary that you reset the rider. That means if you never reset your GPP (2012), we will not increase your charge. The new charge will be no higher than the then current charge for new issues of this rider or if we are not issuing this rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 0.90% of the average of your guaranteed principal amount at the beginning and the end of each contract year.

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders

This section describes the optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) riders that we may offer. Not all of the riders may be available in all states. You may only have one of the GLWB riders on your contract.

Subject to the conditions described below, the GLWB riders provide a guaranteed level of withdrawals from your contract in each contract year for the lifetime of the annuitant beginning when the annuitant is age 59½. The GLWB riders may help protect you from the risk that you may outlive your income.

GLWB Preferred I.S.

We currently offer the GLWB Preferred I.S. rider when you apply for the contract. In the future we may, at our sole option, offer the GLWB Preferred I.S. rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GLWB Preferred I.S. rider if you have any rider, other than the annual stepped-up death benefit or Premium Protection death benefit. You may not purchase the rider if the annuitant is younger than 50 years old or once the annuitant is 86 years old.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as guarantees associated with the GLWB Preferred I.S. rider, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the GLWB Preferred I.S. rider, you may take annual withdrawals up to a maximum amount regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal under the rider and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

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GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GLWB base is equal to your Contract Value when the rider is added. The GLWB base is increased dollar for dollar by purchase payments when made and decreased for “excess withdrawals” as described below. (If you make an additional purchase payment on the day the rider is added, the GLWB base will be increased by the additional purchase payment.) Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value, the Death Benefit under your contract, the optional annual stepped-up death benefit or Premium Protection death benefit rider. We reserve the right to limit or not allow additional purchase payments to contracts with the GLWB Preferred I.S.

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the previous contract anniversary plus subsequent net purchase payments (excluding any extra credits, if applicable), adjusted for any excess withdrawals, (b) the then-current Contract Value, after deducting any applicable charges for the contract or any rider you have, (also called the “step-up base”) or (c) the “annual credit base” described below. If we notify you that the charge for the GLWB Preferred I.S. will be increased upon a reset to the step-up base, you have a right to opt out of the reset to the step-up base within 30 days after your contract anniversary. See the Charge section below for more information.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB Preferred I.S. rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB Preferred I.S., there is a fifteen-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides a credit to your GLWB base of 7% simple interest of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. (The 7% simple interest is referred to as an annual credit.) If, in a contract year, you take your maximum annual withdrawal or an excess withdrawal, you will not be eligible for any annual credit for the year in which you took the withdrawal. If you take total withdrawals in a contract year that are less than the maximum annual withdrawal, the annual credit will be prorated by the percentage of the maximum annual withdrawal you took. For example, if your maximum annual withdrawal is $7,000 and in one contract year during the annual credit period you withdraw $3,000, your annual credit for that year would be 4.0%, i.e. 7% x (1 – $3,000/$7,000).

The annual credit base on a rider anniversary is equal to:

(a) the GLWB base as of the prior contract anniversary, plus

(b) net purchase payments (excluding any extra credits, if applicable) made during the prior contract year, plus

(c) an amount equal to the annual credit multiplied by the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional net purchase payments (excluding any extra credits, if applicable) made since the beginning of the annual credit period. If the GLWB base is set equal to the step-up base, the Annual Credit Calculation Base will also be increased to that amount. If the GLWB base is adjusted due to an excess withdrawal and is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

We reserve the right to change the annual credit rate for the GLWB Preferred I.S. on new riders issued in the future.

Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume the maximum annual withdrawal you may withdraw is $5,500 under the GLWB Preferred I.S. rider and in one contract year you withdraw $6,500. The $1,000 difference between the $6,500 withdrawn and the $5,500 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5.5%, so your maximum annual withdrawal is $5,500. That means you can withdraw $5,500 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,500. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,500. Your GLWB base remains $100,000 and your Contract Value decreases to $84,500. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,817, i.e. $100,000 x (1 — $1,000/$84,500) because the

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pro-rata reduction of $1,183 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $83,500.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,500, your GLWB base remains $100,000 and your Contract Value is $114,500. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $873 ($1,000/$114,500 x $100,000). Your Contract Value will be reduced to $113,500.

Because the allowable annual withdrawals under the GLWB Preferred I.S. rider begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The maximum amount you may withdraw in a contract year under the GLWB Preferred I.S. rider without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin. The maximum amount you may withdraw in a contract year under the GLWB Preferred I.S. rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.50%
65 to 69	5.50%
70 to 74	5.60%
75 to 79	6.00%
80 to 84	6.75%
85+	7.50%

In the future, we may offer GLWB Preferred I.S. riders that have different maximum annual withdrawal percentages.

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the step-up base as described under “GLWB base.” You may opt out of a reset to the step-up base and avoid an increase in the rider’s charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age.

Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base by the greater of the pro-rata or dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

You may withdraw the maximum annual withdrawal amount under the GLWB Preferred I.S. rider without a surrender charge even if the maximum annual withdrawal amount exceeds 10% of your Contract Value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and would not affect the amount you withdraw at that time.

Withdrawals under the GLWB Preferred I.S. will be deducted pro-rata from the investment options you have selected.

Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the GLWB Preferred I.S. (including maximum annual withdrawals) reduce the death benefit pro-rata. Therefore, you should carefully consider whether the annual stepped-up death benefit is appropriate for you.

Example.

Please see Appendix D for a detailed example of how the annual credit base and withdrawals work with the GLWB Preferred I.S.

Lifetime Annuity Period

During the Lifetime Annuity Period, we will pay you monthly payments for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any

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further increases in the GLWB base. Furthermore, except for the Premium Protection death benefit which continues if you enter the Lifetime Annuity Period on the contract anniversary following the annuitant’s 95th birthday, the contract will only provide the benefits under the GLWB Preferred I.S. rider.

Entering the Lifetime Annuity Period

You will enter the “Lifetime Annuity Period”, provided that the GLWB base is greater than zero, on the earlier of (a) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) if the annuitant is at least 59½ years old or (b) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59½.

In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on your Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. Because the $500 is an excess withdrawal, we will assess a surrender charge, if applicable, against that amount and you would receive less than the additional $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. Then, you will begin receiving the lifetime annuity on the first day of the month following the first contract anniversary in the Lifetime Annuity Period. Each monthly payment will equal one-twelfth of your annual payment described below.

Lifetime Annuity Amount

The amount of the lifetime annuity you will receive with the GLWB Preferred I.S. rider may vary based on when you enter the Lifetime Annuity Period. When you enter the Lifetime Annuity Period, we will calculate an annual payment for your lifetime annuity based on average ten-year U.S. Treasury rates and your then current maximum annual withdrawal percentage. The calculation of this annual payment is described below. You will receive at least this annual amount for your lifetime.

You may receive a higher annual payment if you enter the Lifetime Annuity Period (a) within the first 15 years the GLWB Preferred I.S. rider is in effect or (b) on the contract anniversary immediately following the annuitant’s 95th birthday. If you enter the Lifetime Annuity Period within the first 15 years the rider is in effect because your Contract Value is reduced to zero other than because of an excess withdrawal, the annual payment until your 15th rider anniversary will be equal to the greater of your maximum annual withdrawal when you enter the Lifetime Annuity Period and the annual amount calculated based on the Treasury Average Rate (described below). After the 15th rider anniversary, the annual payment will be the amount calculated based on the Treasury Average Rate. If you enter the Lifetime Annuity Period on the contract anniversary immediately following the annuitant’s 95th birthday, the annual payment of the lifetime annuity will be equal to the greater of your maximum annual withdrawal when you enter the Lifetime Annuity Period and the annual amount calculated based on the Treasury Average Rate.

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The minimum annual amount for the lifetime annuity with the GLWB Preferred I.S. rider is calculated using the GLWB base as of the applicable date, your maximum annual withdrawal percentage when the rider enters the Lifetime Annuity Period and an average of ten-year U.S. Treasury rates. It is determined by multiplying the GLWB base times the indexed annual withdrawal percentage, which is calculated as follows:

(a) your then current maximum annual withdrawal percentage on the date you enter the Lifetime Annuity Period, plus

(b) the Treasury Average Rate, minus

(c)  6%.

The indexed annual withdrawal percentage will not be less than 3% and not more than 9%.

If you enter the Lifetime Annuity Period because your Contract Value is reduced to zero other than because of an excess withdrawal, the applicable date for the GLWB base used in calculating the annual payment is the date your Contract Value is reduced to zero. If you enter the Lifetime Annuity Period on the contract anniversary immediately following the annuitant’s 95th birthday, the applicable date for the GLWB base is the day you enter the Lifetime Annuity Period.

The Treasury Average Rate is calculated for each calendar month and is rounded to the nearest 0.05%. For each month, it is the average of the rates for the ten-year U.S. Treasury notes on each day for which such rates are reported during the 90 calendar days ending on the 15th day of the preceding month. If you enter the Lifetime Annuity Period because your Contract Value is reduced to zero other than because of an excess withdrawal, the Treasury Average Rate is the rate calculated for the month in which your Contract Value is reduced to zero. Otherwise, the Treasury Average Rate is the rate calculated for the month that includes the anniversary of the Contract Date immediately following the annuitant’s 95th birthday. Treasury rates will be determined from the Federal Reserve Board Constant Maturity Series or such comparable rates as may be published by the Federal Reserve Board or generally available reporting services if the Federal Reserve Board Constant Maturity Series is discontinued.

Please see Appendix E for some examples on how the calculation of the lifetime annuity payment works.

With the GLWB Preferred I.S. rider, we will delay the annuity payout date under your contract (which is not later than the first of the month following the annuitant’s 90th birthday) to the contract anniversary immediately following the annuitant’s 95th birthday. This does not affect the termination of, or extend, any Death Benefit under the contract or other rider unless expressly stated in the rider. In lieu of the benefits under the GLWB Preferred I.S. rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time. We will notify you at least 90 days in advance of your annuitization. At that time you may ask us what other options are available to you.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

You should consult with your registered representative to determine which payout option is best for you.

Charge.

If you choose the GLWB Preferred I.S. rider, there is an annual charge of 1.00% of the GLWB base (0.95% for riders applied for before May 1, 2014). The charge for the GLWB Preferred I.S. rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB Preferred I.S. rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider or if we are not issuing the rider, a rate we declare, in our sole discretion. For the GLWB Preferred I.S., we guarantee the new charge will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

We reserve the right to lower the charge for the GLWB Preferred I.S. rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for your GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual

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charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated for any reason, or (iv) you annuitize your contract.

Investment Restrictions.

In order to have the GLWB Preferred I.S. rider, you must allocate your purchase payments and Contract Value (a) to the Managed Volatility Model or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may not allocate purchase payments or Contract Value to the Fixed Accumulation Account or to any of the other Asset Allocation Models. You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The GLWB Preferred I.S. rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

If you have the GLWB Preferred I.S., the investment options available to you for the allocation of your purchase payments and Contract Value are much more limited than the investment options available under the contract without the rider. The investment options available if you do not have the GLWB Preferred I.S. offer the potential for more variability in their returns, either higher or lower. The investment options with the GLWB Preferred I.S. seek to moderate overall volatility or hedge against downmarket volatility. Other investment options that are available if you do not select the GLWB Preferred I.S. may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the limited investment options with the GLWB Preferred I.S. meet your investment objectives and risk tolerance.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the GLWB Preferred I.S. rider without it affecting your GLWB base. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base. You may withdraw your RMD under the GLWB Preferred I.S. rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB Preferred I.S.

Termination.

The GLWB Preferred I.S. rider will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in the rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The GLWB Preferred I.S. rider will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies or you transfer or assign your contract or the benefits under the GLWB Preferred I.S. rider. If you choose the GLWB Preferred I.S., it will continue until it is terminated as described in this section.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB Preferred I.S. rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or

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she begins taking such withdrawals. If you die before age 59½ or on or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die on or after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any Death Benefit Adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59½.)

Guaranteed Lifetime Withdrawal Benefit (Joint Life) Preferred I.S.

We also currently offer a Guaranteed Lifetime Withdrawal Benefit (Joint Life) Preferred I.S. rider (“Joint GLWB Preferred I.S.”) at the time the contract is issued. The Joint GLWB Preferred I.S. differs from the GLWB Preferred I.S. because allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Because of this, the surviving spouse’s income will not decrease upon the annuitant’s death if he or she was in Lifetime Withdrawal Period at the time of death. Subject to the conditions described, the Joint GLWB Preferred I.S. rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½ for the lifetime of you and your spouse. The Joint GLWB Preferred I.S. rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB Preferred I.S. differs from electing spousal continuation under the GLWB Preferred I.S. because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Joint GLWB Preferred I.S. If you elect the GLWB Preferred I.S., instead of the Joint GLWB Preferred I.S., the GLWB base could be reduced to the current Contract Value upon spousal continuation. With the Joint GLWB Preferred I.S., however, the GLWB base upon spousal continuation will always be the greater of Contract Value or the current GLWB base as described below. The Joint GLWB Preferred I.S. has a higher charge than the GLWB Preferred I.S.

We may, at our sole option, offer the Joint GLWB Preferred I.S. rider to existing contracts, in which case it may be added on a contract anniversary. You may not add the rider if either spouse is younger than 50 years old or once either spouse is 86 years old. The Joint GLWB Preferred I.S. rider is the same as the GLWB Preferred I.S. rider except as described below.

The maximum amount you may withdraw in a contract year under the Joint GLWB Preferred I.S. rider without reducing your GLWB base is based upon the youngest participating spouse’s age when withdrawals begin. The maximum amount you may withdraw in a contract year under the Joint GLWB Preferred I.S. rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.50%
65 to 69	5.00%
70 to 74	5.10%
75 to 79	5.50%
80 to 84	6.50%
85+	7.00%

In the future, we may offer Joint GLWB Preferred I.S. riders that have different maximum annual withdrawal percentages.

The Joint GLWB Preferred I.S. rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the GLWB Preferred I.S. rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

• when a Participating Spouse dies;

• when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

• if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse;

• if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

Please note that if one of the spouses ceases to be a Participating Spouse, you will continue to be charged for the Joint GLWB Preferred I.S. rider.

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Under the Joint GLWB Preferred I.S. rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59½ years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Joint GLWB Preferred I.S. rider until the youngest Participating Spouse becomes 59½. Please carefully consider whether the Joint GLWB Preferred I.S. is appropriate for you if there is a significant difference in age between you and your spouse.

If you choose the Joint GLWB Preferred I.S. rider, there is an annual charge of 1.30% of the GLWB base (1.25% for riders applied for before May 1, 2014). We may increase the charge for the Joint GLWB Preferred I.S. rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. The new charge will not be higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.50% of the GLWB base for the Joint GLWB Preferred I.S.

If we are required by state law, we will allow civil union partners to purchase the Joint GLWB Preferred I.S. rider in certain states and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such partners from buying the Joint GLWB Preferred I.S. rider versus the GLWB Preferred I.S. rider. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 1-888-925-6446 for more information about whether your state recognizes civil unions.

You will enter the Lifetime Annuity Period, provided that the GLWB base is greater than zero, on the earlier of (a) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) if the youngest Participating Spouse is at least 59½ years old or (b) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59½. During the Lifetime Annuity Period, we will pay you a lifetime annuity (as based on the youngest Participating Spouse’s age) until the death of the last surviving Participating Spouse.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and upon your death your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½ and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

GLWB (2012) and GLWB Plus

In those states where permitted, we offer the GLWB Plus rider when you apply for the contract. The GLWB (2012) rider is not available for purchase on or after May 1, 2012. In the future we may, at our sole option, offer the GLWB Plus rider to existing contracts, in which case it may be added on a contract anniversary. You may not have the GLWB (2012) rider if you have any rider, other than the annual stepped-up death benefit, Premium Protection death benefit, Premium Protection Plus death benefit or one of the deferral credit riders. You may not purchase the GLWB Plus rider if you have any rider, other than the annual stepped-up death benefit, Premium Protection death benefit, Premium Protection Plus death benefit, one of the deferral credit riders or the 8-year guaranteed principal protection rider. You may not purchase the GLWB Plus rider once the annuitant is 86 years old.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as guarantees associated with the GLWB (2012) or GLWB Plus riders, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the GLWB (2012) and GLWB Plus riders, you may take annual withdrawals up to a maximum amount regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal under the rider and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease

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the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GLWB base is equal to your Contract Value when the rider is added. The GLWB base is increased dollar for dollar by purchase payments when made and decreased for “excess withdrawals” as described below. (If you make an additional purchase payment on the day the rider is added, the GLWB base will be increased by the additional purchase payment.) Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value, the Death Benefit under your contract, the optional annual stepped-up death benefit or Premium Protection death benefit rider and the guaranteed principal amount under the 8-year guaranteed principal protection rider. We reserve the right to limit or not allow additional purchase payments to contracts with the GLWB (2012) or GLWB Plus.

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the previous contract anniversary plus subsequent net purchase payments (excluding any extra credits, if applicable), adjusted for any excess withdrawals, (b) the then-current Contract Value, after deducting any applicable charges for the contract or any rider you have, (also called the “step-up base”) or (c) the “annual credit base” described below. If we notify you that the charge for the GLWB (2012) or GLWB Plus will be increased upon a reset to the step-up base, you have a right to opt out of the reset to the step-up base within 30 days after your contract anniversary. See the Charge section below for more information.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB (2012) or GLWB Plus rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB (2012) and GLWB Plus, there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides a credit to your GLWB base of 6% simple interest (for GLWB Plus riders applied for on or after March 25, 2013) of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. (The 6% simple interest is referred to as an annual credit.) You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the step-up base. If your GLWB base is not set equal to the step-up base, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for any annual credit for the year in which you took the withdrawal.

The annual credit base on a rider anniversary is equal to:

(a) the GLWB base as of the prior contract anniversary, plus

(b) net purchase payments (excluding any extra credits, if applicable) made during the prior contract year, plus

(c) 6% of the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the 6% annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional net purchase payments (excluding any extra credits, if applicable) made since the beginning of the annual credit period. If the GLWB base is adjusted due to an excess withdrawal and is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

For GLWB Plus riders applied for between December 3, 2012 and March 25, 2013, the annual credit is 7%. For GLWB Plus riders applied for before December 3, 2012 and for GLWB (2012) riders, the annual credit is 8%.

We reserve the right to change the annual credit rate for the GLWB Plus on new contracts issued in the future.

Deferral Credit Rider.

In the past, we issued a deferral credit rider, at no charge, with the GLWB (2012) or GLWB Plus at the time the riders were issued. For contracts applied for before May 1, 2012, if you purchased the GLWB Plus, we issued a deferral credit rider without age requirements. With this rider, if you take no withdrawals in the first ten contract years the GLWB Plus rider is in effect, we guarantee that your GLWB base on your tenth rider anniversary will be at least:

(a) 200% of an amount equal to (i) your initial GLWB base plus (ii) total net subsequent purchase payments (excluding any extra credits, if applicable) made in the first contract year the rider is in effect, plus

(b) any net purchase payments (excluding any extra credits, if applicable) made in the second through tenth years; plus

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(c) any annual credits (as described above in Annual Credit Base) that you may earn on any net purchase payments (excluding any extra credits, if applicable) made in the second through the tenth year.

For example, if your initial purchase payment is $100,000, you make no additional purchase payments and you take no withdrawals, we guarantee your GLWB base on the tenth rider anniversary will be at least $200,000. In this example, if you make an additional purchase payment of $100,000 in year one, we guarantee your GLWB base on the tenth rider anniversary will be at least $400,000. If you also make an additional purchase payment in year three of $50,000, we guarantee your GLWB base on the tenth rider anniversary will be at least $482,000, which is 200% of ($100,000 initial purchase payment + $100,000 additional purchase payment in year one) + $50,000 additional purchase payment in year three + $32,000 (8% annual credits earned on the $50,000 additional purchase payment for years three through ten).

There is no additional annual charge for the deferral credit rider without age requirements.

If you applied for your contract between May 1, 2012 and December 3, 2012 and purchased the GLWB Plus or if you purchased the GLWB (2012), we issued a deferral credit rider with age requirements. With this deferral credit rider, if you take no withdrawals until the later of (i) the rider anniversary immediately following the annuitant’s 70th birthday (youngest Participating Spouse’s 70th birthday with the Joint GLWB Plus or Joint GLWB (2012)) or (ii) your tenth rider anniversary, we guarantee that your GLWB base on the later of such dates will be at least:

(a) 200% of an amount equal to (i) your initial GLWB base plus (ii) total net subsequent purchase payments made in the first contract year the rider is in effect, plus

(b) any net purchase payments made after the first contract year the rider is in effect; plus

(c) any annual credits (as described above in Annual Credit Base) that you may earn on any net purchase payments made after the first contract year the rider is in effect.

There is no additional annual charge for the deferral credit rider with age requirements.

Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under the GLWB (2012) or GLWB Plus rider. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under the GLWB (2012) or GLWB Plus rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5%, so your maximum annual withdrawal is $5,000. That means you can withdraw $5,000 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GLWB base remains $100,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GLWB base remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under the GLWB (2012) and GLWB Plus riders begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

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Maximum Annual Withdrawals.

The maximum amount you may withdraw in a contract year under the GLWB (2012) or GLWB Plus riders without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin. The maximum amount you may withdraw in a contract year under the GLWB (2012) rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	5.00%
75 to 79	5.50%
80 to 84	6.00%
85+	6.50%

The maximum amount you may withdraw in a contract year under the GLWB Plus rider without reducing your GLWB base is equal to the maximum annual withdrawal percentage multiplied by the GLWB base. For GLWB Plus riders applied for on or after May 1, 2013, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 69	4.50%
70 to 74	5.00%
75 to 79	5.50%
80 to 84	6.25%
85+	7.00%

For GLWB Plus riders applied for on or after March 25, 2013 and before May 1, 2013, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	4.50%
75 to 79	5.50%
80 to 84	6.25%
85+	7.00%

For GLWB Plus riders applied for on or after August 20, 2012 and before March 25, 2013, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	5.00%
75 to 79	5.50%
80 to 84	6.25%
85+	7.00%

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For GLWB Plus riders applied for on or after May 1, 2012 and before August 20, 2012, the maximum amount you may withdraw in a contract year under the GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.10%
65 to 74	5.10%
75 to 79	5.75%
80 to 84	6.25%
85+	7.00%

For GLWB Plus riders applied for prior to May 1, 2012, the maximum amount you may withdraw in a contract year under the rider without reducing your GLWB base is equal to the following withdrawal percentages multiplied by the GLWB base:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4.25%
65 to 74	5.25%
75 to 79	6.00%
80 to 84	6.50%
85+	7.00%

In the future, we may offer GLWB Plus riders that have different maximum annual withdrawal percentages.

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the step-up base as described above under “GLWB base.” You may opt out of a reset to the step-up base and avoid an increase in the rider’s charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age.

Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base by the greater of the pro-rata or dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

You may withdraw the maximum annual withdrawal amount under the GLWB (2012) or GLWB Plus rider without a surrender charge even if the maximum annual withdrawal amount exceeds 10% of your Contract Value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and would not affect the amount you withdraw at that time.

Withdrawals under the GLWB (2012) or the GLWB Plus will be deducted pro-rata from the investment options you have selected.

Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the GLWB (2012) or GLWB Plus (including maximum annual withdrawals) reduce the death benefit pro-rata. Therefore, you should carefully consider whether the annual stepped-up death benefit is appropriate for you.

Example.

Please see Appendix F for a detailed example of how the annual credit base and withdrawals work with the GLWB (2012) and GLWB Plus.

Lifetime Annuity Period.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB (2012) or GLWB Plus rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except as expressly stated in the Premium Protection death benefit rider or the Premium Protection Plus death benefit rider, the contract will only provide the benefits under the GLWB (2012) or GLWB Plus rider.

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You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59½ years old and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. Then, you will begin receiving the lifetime annuity on the first day of the month following the first contract anniversary in the Lifetime Annuity Period.

If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59½. In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on your Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. Because the $500 is an excess withdrawal, we will assess a surrender charge, if applicable, against that amount and you would receive less than the additional $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

With the GLWB (2012) or GLWB Plus rider, we will delay the annuity payout date under your contract to the contract anniversary immediately following the annuitant’s 95th birthday. This does not affect the termination of, or extend, any Death Benefit under the contract or other rider unless expressly stated in the rider. In lieu of the benefits under the GLWB (2012) or GLWB Plus rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time. We will notify you at least 90 days in advance of your annuitization. At that time you may ask us what other options are available to you.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

You should consult with your registered representative to determine which payout option is best for you.

Charge.

If you have the GLWB (2012) rider, there is an annual charge of 1.05% of the GLWB base. If you choose the GLWB Plus rider, there is an annual charge of 1.05% of the GLWB base (0.95% for riders applied for before May 1, 2013). The charge for the GLWB (2012) or GLWB Plus rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB (2012) or GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider or if we are not issuing the rider, a rate we declare, in our sole discretion. For the GLWB (2012), we guarantee the new charge will not exceed 2.10% of the GLWB base. For the GLWB Plus, we guarantee the new charge will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases

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in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

We reserve the right to lower the charge for the GLWB (2012) or GLWB Plus rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for your GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated for any reason, or (iv) you annuitize your contract.

Investment Restrictions.

In order to have the GLWB (2012) rider, you must allocate your purchase payments and Contract Value (a) to one of Asset Allocation Models 2, 3, or 4 or the Managed Volatility Model or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The GLWB (2012) rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

In order to have the GLWB Plus rider, you must allocate your purchase payments and Contract Value (a) to the Managed Volatility Model or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The GLWB Plus rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

The investment restrictions with the GLWB (2012) provide many more choices of investment options for you to allocate your purchase payments and contract value among than the investment restrictions with the GLWB Plus. The investment options with the GLWB (2012) offer the potential for more variability in their returns, either higher or lower, than one would expect for a similar investment option with the GLWB Plus. The investment options with the GLWB Plus seek to moderate overall volatility or hedge against downmarket volatility. Other investment options that are available if you do not select the GLWB Plus may offer the potential for higher returns. You should consult with your registered representative and carefully consider whether the limited investment options with the GLWB Plus meet your investment objectives and risk tolerance.

Guaranteed Principal Protection with the GLWB Plus

With the GLWB Plus, we will issue a guaranteed principal protection rider at the time the GLWB Plus rider is issued. Effective March 25, 2013, this guaranteed principal protection rider is not available. With this rider, if you do not make any withdrawals in the first 8 years the rider is in effect and you elect to exercise the benefit, we guarantee that your Contract Value at the end of the eight-year term will not be less than it was at the beginning of the 8-year term. If you elect to exercise the benefit, on the last day of the 8-year term if your “eligible contract value” is less than the guaranteed principal amount, we will add an amount to your Contract Value to increase the eligible contract value to the guaranteed principal amount.

If this rider is added when your contract is issued, your eligible contract value is equal to your initial purchase payment plus any purchase payments you make within the first 6 months after your contract is issued. If this rider is added after the contract is issued, the eligible contract value is equal to your Contract Value on the date the rider is added. Your eligible contract value is adjusted for any gains or losses in your Contract Value due to performance of the investment options you have selected. It is also reduced by the dollar amount of any withdrawals you take and for applicable rider and contract charges.

The guaranteed principal amount is your Contract Value as of the first day of the rider’s term (plus, if the rider is added when the contract is issued, any purchase payments you make in the first 6 months) reduced pro rata for any withdrawals you make during the 8 year term. A pro rata reduction means that a withdrawal will reduce the guaranteed principal amount by the same percentage the withdrawal reduces the eligible contract value. For example, assume (i) your eligible contract value is $200,000; (ii) your guaranteed principal amount is $100,000 and (iii) you take a withdrawal of $50,000. Your eligible contract value would be reduced to $150,000 ($200,000 – $50,000). Your guaranteed principal amount would be reduced by the same percentage (25%) to $75,000.

You must elect to exercise this benefit by providing Notice to us within 30 days of the 8th rider anniversary. If you elect to exercise this benefit, your GLWB Plus rider, any Premium Protection or Premium Protection Plus riders and any deferral credit rider you have will terminate and you will receive no further benefits under those riders.

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There is no charge for this guaranteed principal protection rider in conjunction with the GLWB Plus.

This 8-year guaranteed principal protection rider will terminate when the GLWB Plus rider terminates. Also, this rider will terminate upon (i) the expiration of its 8-year term if it is not elected on, or up to 30 days after, the 8th rider anniversary; (ii) commencement of any annuity option or (iii) the death of the Annuitant, except in the case of Spousal Continuation.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the GLWB (2012) or GLWB Plus rider without it affecting your GLWB base. Please note that RMDs are calculated on a calendar year basis and your maximum annual withdrawal under your GLWB rider is calculated on a contract year basis. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base. You may withdraw your RMD under the GLWB (2012) or GLWB Plus rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You will receive RMD treatment on or after January 1 of the first calendar year after your contract was issued. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will automatically pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke monthly RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes monthly RMD treatment, he or she may elect monthly RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for monthly RMD treatment and does not revoke monthly RMD treatment, he or she will continue to receive monthly RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB (2012) or GLWB Plus.

Termination.

The GLWB (2012) and GLWB Plus riders will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in the rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The GLWB (2012) and GLWB Plus riders will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies or you transfer or assign your contract or the benefits under the GWLB (2012) or GLWB Plus rider. The GLWB Plus terminates if you have chosen the optional guaranteed principal protection with it and elect to exercise that feature on the 8th rider anniversary. If you have the GLWB (2012) or GLWB Plus, it will continue until it is terminated as described in this section.

Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB (2012) or GLWB Plus rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59½ or on or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die on or after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any Death Benefit Adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59½.)

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Guaranteed Lifetime Withdrawal Benefit (Joint Life) (2012) and Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus

In those states where permitted, we offer a Guaranteed Lifetime Withdrawal Benefit (Joint Life) Plus rider (“Joint GLWB Plus”) at the time the contract is issued. The Guaranteed Lifetime Withdrawal Benefit (Joint Life) (2012) rider (“Joint GLWB (2012)”) is not available for purchase on or after May 1, 2012. The Joint GLWB (2012) and the Joint GLWB Plus differ from the GLWB (2012) and GLWB Plus, respectively, since the surviving spouse continues to receive the same payment the annuitant was receiving before his or her death if he or she was in the Lifetime Withdrawal Period at the time of death, and allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Subject to the conditions described, the Joint GLWB (2012) or Joint GLWB Plus rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½ for the lifetime of you and your spouse. The Joint GLWB (2012) or Joint GLWB Plus rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB (2012) and Joint GLWB Plus differ from electing spousal continuation under the GLWB (2012) and GLWB Plus, respectively, because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Joint GLWB (2012) or Joint GLWB Plus. The Joint GLWB (2012) has a higher charge than the GLWB (2012), and the Joint GLWB Plus has a higher charge than the GLWB Plus.

We may, at our sole option, offer the Joint GLWB Plus rider to existing contracts, in which case it may be added on a contract anniversary. You may not add the rider once either spouse is 86 years old. The Joint GLWB (2012) and the Joint GLWB Plus riders are the same as the GLWB (2012) and GLWB Plus riders, respectively, except as described below.

The Joint GLWB (2012) or Joint GLWB Plus rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the Joint GWLB (2012) or GLWB Plus rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

•  when a Participating Spouse dies;

• when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

• if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse;

• if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

Please note that if one of the spouses ceases to be a Participating Spouse, you will continue to be charged for the Joint GLWB (2012) or Joint GLWB Plus rider.

The maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider without reducing your GLWB base is equal to the maximum annual withdrawal percentage multiplied by the GLWB base. For Joint GLWB Plus riders applied for on or after May 1, 2013, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	3.75%
65 to 69	4.00%
70 to 74	4.50%
75 to 79	5.00%
80 to 84	6.00%
85+	6.50%

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For Joint GLWB Plus riders applied for on or after March 25, 2013 and before May 1, 2013, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	3.75%
65 to 74	4.00%
75 to 79	5.00%
80 to 84	6.00%
85+	6.50%

For Joint GLWB Plus riders applied for on or after August 20, 2012 and before March 25, 2013, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	4.50%
75 to 79	5.00%
80 to 84	6.00%
85+	6.50%

For Joint GLWB Plus riders applied for on or after May 1, 2012 and before August 20, 2012, the maximum amount you may withdraw in a contract year under the Joint GLWB Plus rider is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.00%
65 to 74	5.00%
75 to 79	5.50%
80 to 84	6.00%
85+	6.50%

For Joint GLWB Plus riders applied for prior to May 1, 2012, the maximum amount you may withdraw in a contract year under the rider without reducing your GLWB base is equal to the following withdrawal percentages multiplied by the GLWB base:

Youngest Participating Spouse’s Age	Maximum Annual Withdrawal %
59½ to 64	4.25%
65 to 74	5.25%
75 to 79	6.00%
80 to 84	6.50%
85+	7.00%

In the future, we may offer Joint GLWB Plus riders that have different maximum annual withdrawal percentages.

Under the Joint GLWB (2012) or Joint GLWB Plus rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59½ years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Joint GLWB (2012) or Joint GLWB Plus rider until the youngest Participating Spouse becomes 59½. Please carefully consider whether the Joint GLWB (2012) or Joint GLWB Plus is appropriate for you if there is a significant difference in age between you and your spouse.

If you have the Joint GLWB (2012) rider, there is an annual charge of 1.35% of the GLWB base. If you choose the Joint GLWB Plus rider, there is an annual charge of 1.35% of the GLWB base (1.25% for riders applied for before May 1, 2013).

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We may increase the charge for the Joint GLWB (2012) or Joint GLWB Plus rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. The new charge will not be higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.70% of the GLWB base for the Joint GLWB (2012) and 2.50% of the GLWB base for the Joint GLWB Plus.

The 8-year guaranteed principal protection rider and deferral credit rider are not available for Joint GLWB Plus riders applied for on or after December 3, 2012.

If we are required by state law, we will allow civil union partners to purchase the Joint GLWB (2012) or Joint GLWB Plus rider in certain states and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such partners from buying the Joint GLWB (2012) or Joint GLWB Plus rider versus the GLWB (2012) or GLWB Plus rider. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 1-888-925-6446 for more information about whether your state recognizes civil unions.

You will enter the Lifetime Annuity Period when (a) the youngest Participating Spouse is at least 59½ years old, and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59½. In that scenario, we will make the first payment immediately upon the youngest Participating Spouse reaching age 59½. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB (2012) or Joint GLWB Plus rider (as based on the youngest Participating Spouse’s age) until the death of the last surviving Participating Spouse.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and upon your death your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½ and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

GLWB (2011)

In those states where permitted, we may offer the GLWB (2011) rider when you apply for the contract. In the future we may, at our sole option, offer the GLWB (2011) rider to existing contracts, in which case it may be added on a contract anniversary. You may not purchase the GLWB (2011) rider if you have any rider, other than the annual stepped-up death benefit, Premium Protection death benefit, or Premium Protection Plus death benefit on your contract. You may not purchase this rider once the annuitant is 86 years old.

Any guarantees under the contract that exceed the value of your interest in the separate account VAA, such as those associated with the GLWB (2011) rider, are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAA are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

With the GLWB (2011) rider, you may take annual withdrawals regardless of your Contract Value and without a surrender charge. The maximum annual withdrawals you may take are determined by applying a percentage to a value we refer to as the GLWB base. The percentage you may take is set at the time of your first withdrawal and is based on the annuitant’s age bracket. The higher the annuitant’s age bracket at the time of the first withdrawal, the larger the allowable withdrawal percentage will be. Unlike the GLWB base, the percentage can only change in limited circumstances. The GLWB base, which is described below, is recalculated at least annually, so the maximum annual withdrawals you may take can change every contract year. Certain of your actions can increase or decrease the GLWB base, which would affect your maximum annual withdrawals. These actions include making additional purchase payments, not taking withdrawals, taking withdrawals before age 59½ or taking more than the maximum annual withdrawals.

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GLWB base.

The initial GLWB base is equal to your initial net purchase payment (excluding any extra credits, if applicable) if the rider is added when the contract is issued. If the rider is added after your contract is issued, the initial GLWB base is equal to your Contract Value when the rider is added. The GLWB base is increased dollar for dollar by purchase payments when made and decreased for “excess withdrawals” as described below. (If you make an additional purchase payment on the day the rider is added, the GLWB base will be increased by the additional purchase payment.) Withdrawals that do not exceed the maximum annual withdrawals allowed under this rider will not decrease the GLWB base but will decrease your Contract Value and the Death Benefit under your contract, the optional annual stepped-up death benefit or Premium Protection death benefit rider. We reserve the right to limit or not allow additional purchase payments to contracts with the GLWB (2011).

On each contract anniversary, the GLWB base is reset to the greatest of (a) the GLWB base as of the previous contract anniversary plus subsequent net purchase payments (excluding any extra credits, if applicable), adjusted for any excess withdrawals, (b) the then-current Contract Value (also called the “step-up base”) or (c) the “annual credit base” described below. If we notify you that the charge for the GLWB (2011) will be increased upon a reset to the step-up base, you have a right to opt out of the reset to the step-up base within 30 days after your contract anniversary. See the Charge section below for more information.

The GLWB base is used solely for the purpose of calculating benefits under the GLWB (2011) rider. It does not provide a Contract Value or guarantee performance of any investment option.

Annual credit base.

With the GLWB (2011), there is a ten-year period called the “annual credit period” that begins on the date the rider is issued. During the annual credit period, you may be eligible for the annual credit base, which provides for a credit to your GLWB base of 8% simple interest of the “Annual Credit Calculation Base” for each year you do not take any withdrawals. (The 8% simple interest is referred to as an annual credit.) You will start a new ten-year annual credit period on each contract anniversary the GLWB base is set equal to the step-up base. If your GLWB base is not set equal to the step-up base, you will not start a new ten-year annual credit period. If you take a withdrawal from your contract during the annual credit period, you will not be eligible for the annual credit for the year in which you took the withdrawal.

The annual credit base on a rider anniversary is equal to:

(a) the GLWB base as of the prior contract anniversary, plus

(b)  net purchase payments (excluding any extra credits, if applicable) made during the prior contract year, plus

(c) 8% of the Annual Credit Calculation Base.

The Annual Credit Calculation Base is the amount to which the 8% annual credit rate is applied. The Annual Credit Calculation Base is equal to the GLWB base at the beginning of the annual credit period, increased for any additional purchase payments made since the beginning of the annual credit period. If there is an excess withdrawal and the GLWB base after it has been adjusted for the excess withdrawal is less than the Annual Credit Calculation Base, the Annual Credit Calculation Base will be lowered to the GLWB base at that time.

Deferral Credit.

If you take no withdrawals in the first ten contract years the GLWB (2011) rider is in effect, we guarantee that your GLWB base on your tenth GLWB (2011) rider anniversary will be at least:

(a)  200% of an amount equal to (i) your initial GLWB base plus (ii) total net subsequent purchase payments made in the first contract year the rider is in effect, plus

(b) any net purchase payments made in the second through tenth years; plus

(c)  any annual credits (as described above in Annual Credit Base) that you may earn on any net purchase payments made in the second through the tenth year.

For example, if your initial purchase payment is $100,000, you make no additional purchase payments and you take no withdrawals, we guarantee your GLWB base on the tenth rider anniversary will be at least $200,000. In this example, if you make an additional purchase payment of $100,000 in year one, we guarantee your GLWB base on the tenth rider anniversary will be at least $400,000. If you also make an additional purchase payment in year three of $50,000, we guarantee your GLWB base on the tenth rider anniversary will be at least $482,000, which is 200% of ($100,000 initial purchase payment + $100,000 additional purchase payment in year one) + $50,000 additional purchase payment in year three + $32,000 (8% annual credits earned on the $50,000 additional purchase payment for years three through ten).

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Excess withdrawals.

The GLWB base is reduced by any excess withdrawals. An excess withdrawal is the amount a withdrawal exceeds the maximum annual withdrawal under this rider. For example, assume the maximum annual withdrawal you may withdraw is $5,000 under the GLWB (2011) rider and in one contract year you withdraw $6,000. The $1,000 difference between the $6,000 withdrawn and the $5,000 maximum annual withdrawal limit would be an excess withdrawal. An excess withdrawal will reduce your GLWB base by the greater of (a) the same percentage the excess withdrawal reduces your Contract Value (i.e. pro-rata) or (b) the dollar amount of the excess withdrawal.

For example, assume your GLWB base is $100,000 at the beginning of the contract year and your withdrawal percentage is 5%, so your maximum annual withdrawal is $5,000. That means you can withdraw $5,000 without it affecting your GLWB base. Assume your Contract Value is $90,000 and you withdraw $6,000. First we process that portion of the withdrawal up to your maximum annual withdrawal, which is $5,000. Your GLWB base remains $100,000 and your Contract Value decreases to $85,000. Then we process that portion of the withdrawal in excess of your maximum annual withdrawal, which is $1,000. Because you have already taken your maximum annual withdrawal, the $1,000 withdrawal will reduce the GLWB base. Your GLWB base will be reduced to $98,824, i.e. $100,000 x (1 — $1,000/$85,000) because the pro-rata reduction of $1,176 is greater than the dollar amount of your $1,000 excess withdrawal. Your Contract Value will be reduced to $84,000.

For another example, assume the same facts above except your Contract Value prior to the withdrawal is $120,000. After we process the maximum annual withdrawal portion of your withdrawal, $5,000, your GLWB base remains $100,000 and your Contract Value is $115,000. After we process the portion of your withdrawal in excess of your maximum annual withdrawal, your GLWB base will be reduced to $99,000 ($100,000 — $1,000) because the dollar for dollar reduction of $1,000 is greater than the pro-rata reduction of $870 ($1,000/$115,000 x $100,000). Your Contract Value will be reduced to $114,000.

Because the allowable annual withdrawals under this rider begin when the annuitant is 59½, any withdrawal under the contract prior to the annuitant reaching age 59½ is an excess withdrawal. Since excess withdrawals reduce your GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal, any withdrawals you take before the annuitant is 59½ may significantly reduce or eliminate the lifetime maximum annual withdrawals under this rider.

Maximum Annual Withdrawals.

The maximum amount you may annually withdraw under the GLWB (2011) rider without reducing your GLWB base is based upon the annuitant’s age when withdrawals begin and is equal to the following withdrawal percentages multiplied by the “GLWB base”:

Annuitant’s Age	Maximum Annual Withdrawal %
59½ to 64	4%
65 to 74	5%
75 to 79	5.5%
80 to 84	6%
85+	6.5%

After you start taking withdrawals, the maximum percentage you may withdraw will not automatically increase to a higher percentage when the annuitant reaches a higher age bracket. Your maximum withdrawal percentage will only increase, based on the annuitant’s then current age, on any contract anniversary on which the GLWB base has been increased to the step-up base as described above. You may opt out of a reset to the step-up base and avoid an increase in the rider’s charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age.

Any withdrawal you take before the annuitant is 59½ is an excess withdrawal and reduces the GLWB base by the greater of pro-rata or the dollar amount of the excess withdrawal. It does not affect the maximum percentage you may withdraw once you take your first withdrawal after the annuitant is 59½.

You may withdraw the maximum annual withdrawal amount under the GLWB (2011) rider without a surrender charge even if the maximum annual withdrawal amount exceeds 10% of your Contract Value. We reserve the right to charge a withdrawal fee of up to the lesser of 2% of the amount withdrawn or $15 per withdrawal for withdrawals in excess of 14 in a contract year. We are not currently charging this fee. If charged, this fee would be assessed against your Contract Value and would not affect the amount you withdraw at that time.

Please note that if you have the annual stepped-up death benefit, any withdrawals you take under the GLWB (2011) (including maximum annual withdrawals) reduce the death benefit pro-rata. Therefore, you should carefully consider whether the annual stepped-up death benefit is appropriate for you.

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Example.

The following provides an example of how the annual credit base and withdrawals work. Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB (2011) rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and therefore your GLWB base, at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,040 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,960 was $168,040 ($179,000 — $10,960). Upon the excess withdrawal, your GLWB base is set equal to $168,274, i.e. $219,200 x (1 — $39,040/$168,040). Because the GLWB base after adjustment for the excess withdrawal of $168,274 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,274.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,462 (8% of $168,274 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base, at the end of the year seven is $181,736 ($168,274 prior GLWB base + $13,462 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,736 ($181,736 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,274 ($168,274 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,262 (8% of $178,274 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $205,998 ($181,736 prior GLWB base + $10,000 additional purchase payment + $14,262 annual credit), and your GLWB base is set equal to your annual credit base.

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,262 (8% of $178,274 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,260 for year nine and $234,522 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,262 (8% of $178,274 Annual Credit Calculation Base) and your GLWB base after year eleven is $248,784 ($234,522 prior GLWB base + $14,262 annual credit).

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Lifetime Annuity Period.

During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the GLWB (2011) rider for the lifetime of the annuitant. Once you enter the Lifetime Annuity Period, we will not accept any additional purchase payments and you will no longer be eligible for any further increases in the GLWB base. Furthermore, except as expressly stated in the Premium Protection death benefit rider or the Premium Protection Plus death benefit rider, the contract will only provide the benefits under the GLWB (2011) rider.

You will enter the “Lifetime Annuity Period” when (a) the annuitant is at least 59½ years old and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday.

When you enter the Lifetime Annuity Period, we will immediately make a payment to you equal to the excess, if any, of your maximum annual withdrawal over the total withdrawals you have taken during that contract year. If you were taking systematic withdrawals, your payments will continue until you have reached your maximum annual withdrawal for the contract year. Then, you will begin receiving a lifetime annuity on the first day of the month following the contract anniversary in the Lifetime Annuity Period.

If your Contract Value goes to zero other than because of an excess withdrawal before the annuitant is 59½ years old, the Lifetime Annuity Period is deferred until the annuitant reaches age 59½. In determining whether your Contract Value goes to zero because of an excess withdrawal, we will first calculate your Contract Value for that valuation period and then determine the effect of an excess withdrawal on Contract Value. If a decline in market value and the then allowable withdrawal reduce your Contract Value to zero on a day you requested an excess withdrawal, we will not pay you the excess withdrawal since you do not have any Contract Value left based upon the non-excess portion of your requested withdrawal. You will, however, still be eligible to enter the Lifetime Annuity Period. If the excess withdrawal reduces your Contract Value to zero, you will not be eligible to enter the Lifetime Annuity Period and your rider will terminate.

For example, assume your allowable withdrawal is $5,000, your Contract Value is $5,500 and you request a withdrawal of $6,000. Further assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to zero ($5,500 — $500 market decline — $5,000 allowable withdrawal). You cannot take the $1,000 excess withdrawal since your Contract Value is zero, but you will be eligible to enter the Lifetime Annuity Period and receive monthly payments equal to one-twelfth of your current maximum annual withdrawal.

Now assume your allowable withdrawal is $5,000, your Contract Value is $6,000 and you request a withdrawal of $6,000. Also assume on the day you request the withdrawal, your Contract Value declines by $500. We first process the change in Contract Value due to the market and the allowable withdrawal, which reduces your Contract Value to $500 ($6,000 — $500 market decline — $5,000 allowable withdrawal). We then process the excess withdrawal. Since your Contract Value is $500, you may only take another $500. Because the $500 is an excess withdrawal, we will assess a surrender charge, if applicable, against that amount and you would receive less than the additional $500. The excess withdrawal reduces your Contract Value to zero; therefore, you will not be eligible to enter the Lifetime Annuity Period. You should carefully consider any withdrawal that may totally deplete your Contract Value and should talk to your registered representative to determine whether the withdrawal would be appropriate for you.

With the GLWB (2011) rider, we will delay the annuity payout date under your contract to the contract anniversary immediately following the annuitant’s 95th birthday. This does not affect the termination of, or extend, any Death Benefit under the contract or other rider unless expressly stated in the rider. In lieu of the benefits under the GLWB (2011) rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time. We will notify you at least 90 days in advance of your annuitization. At that time you may ask us what other options are available to you.

If you elect the lifetime annuity payout option and there is Contract Value remaining in your annuity, you should ask us about the alternative immediate fixed annuity options that we might have generally available for sale at that time. It is possible that one of those alternative fixed annuity options might pay you a higher stream of income or otherwise better fit your circumstances and needs. We will be happy to provide you with whichever immediate fixed annuity option you choose.

You should consult with your registered representative to determine which payout option is best for you.

Charge.

If you choose the GLWB (2011) rider, there is an annual charge of 0.95% of the GLWB base. The charge for the GLWB (2011) rider ends when you begin the Lifetime Annuity Period or the rider terminates. (See “Termination” below.) We may increase the charge for the GLWB (2011) rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. That means if your GLWB base is never increased to the step-up base, we will not increase your charge. The new charge will not be higher than the then current charge for new issues of this rider or if we

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are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.00% of the GLWB base.

You may opt out of a reset to the step-up base and avoid an increase in the charge, but you will then no longer be eligible for any further resets of the GLWB base to the step-up base. If you opt-out, you will also no longer be eligible for any increases in the maximum annual withdrawal percentages based on the annuitant’s age. To opt-out of an increase in the charge, you must notify us in writing, or in any other manner acceptable to us, within 30 days of the contract anniversary.

We reserve the right to lower the charge for the GLWB (2011) rider at any contract anniversary. If we do lower the charge for the rider, we reserve the right to increase the charge up to the original charge on any contract anniversary.

On each anniversary the charge for the GLWB rider will be deducted on a pro rata basis in proportion to your current investment option allocations, but will not be deducted from the DCA account. We reserve the right to prorate the annual charge for the rider if (i) the annuitant dies, (ii) you surrender the contract, (iii) the rider is terminated because you violate the investment restrictions, or (iv) you annuitize your contract.

Investment Restrictions.

In order to have the GLWB (2011) rider, you must allocate your purchase payments and Contract Value (a) to one of Asset Allocation Models 2, 3, or 4 or the Managed Volatility Model or (b) in accordance with the Fund Category requirements described in “Investments Restrictions for Certain Optional Riders.” You may allocate purchase payments to the Enhanced DCA account and transfer amounts in accordance with the investment restrictions. The GLWB (2011) rider will be terminated if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

Required Minimum Distributions (Qualified Contracts Only).

If you are required to take withdrawals from your contract under the Required Minimum Distribution regulations under the Code, we will allow you to take your Required Minimum Distribution (or “RMD”) for a given year even if it exceeds your maximum annual withdrawal under the GLWB (2011) rider without it affecting your GLWB base. Any withdrawals in a contract year that exceed your maximum annual withdrawal and your RMD will be considered excess withdrawals and will reduce the GLWB base. You may withdraw your RMD under this rider without a surrender charge even if your RMD exceeds 10% of your Contract Value.

You may elect RMD treatment on or after January 1 of the first calendar year after your contract was issued by providing Notice to us. You will not receive RMD treatment without providing Notice to us. You may take your RMD payments on a non-systematic basis or you may elect to receive monthly payments. To elect monthly RMD treatment, you must provide Notice to us on or before January 25 of that calendar year and you must elect a monthly payment date on or before the 25th day of the month. If the date you elect is not the end of a Valuation Period (generally, a day when the NYSE is open), we will make the payment on, and as of, the end of the next applicable Valuation Period. If you elect monthly RMD treatment, we will pay you the greater of your RMD or your maximum annual withdrawal on a monthly basis each month. Once you elect monthly RMD treatment, you cannot revoke it. You may elect to not take a monthly withdrawal by providing Notice to us, but you will not be able to take that withdrawal later and still receive RMD treatment for it. If you do later take such withdrawal, it will be considered an excess withdrawal.

If you die and your spouse elects to continue the contract, your spouse may revoke RMD treatment by providing Notice to us within 30 days of the later of the date of spousal continuation or December 31 of the calendar year in which you died. If your spouse revokes RMD treatment, any withdrawal that exceeds the maximum annual withdrawal will be an excess withdrawal. If your spouse revokes RMD treatment, he or she may elect RMD treatment in the future when he or she is required to take RMDs from the contract. If your spouse continues the contract, is eligible for RMD treatment and does not revoke RMD treatment, he or she will continue to receive RMD treatment with the applicable RMD amount based upon the continuing spouse’s age beginning in the calendar year after you die.

We reserve the right to modify or eliminate RMD treatment if there is any change to the Code or regulations regarding RMDs, including guidance by the Internal Revenue Service. We will provide you 30 days written notice, when practicable, of any modifications to or termination of the RMD treatment with the GLWB (2011).

Termination.

The GLWB (2011) rider will terminate when the contract is terminated in accordance with its terms (unless otherwise provided in this rider) or if your Contract Value goes to zero because of an excess withdrawal. The rider will terminate if the funds are allocated in a manner that violate the investment restrictions. The GLWB (2011) rider will also terminate if you annuitize your contract, or, except in the case of spousal continuation, if the annuitant dies or you transfer or assign your contract or the benefits under the GWLB rider. If you choose the GLWB (2011), it will continue until it is terminated as described in this section.

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Spousal Continuation.

If your surviving spouse chooses to continue the contract under the spousal continuation option and becomes the sole owner and annuitant, the GLWB (2011) rider will be continued. Your spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½, and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. If you die before age 59½ or after age 59½ but before taking any withdrawals, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. If you die after age 59½ and after you have begun to take withdrawals, the GLWB base will be set equal to the Contract Value (after applying any Death Benefit Adjustment) as of the earlier of (a) the date we are in receipt of proof of the annuitant’s death or (b) 90 days from the date of the annuitant’s death. We will use the surviving spouse’s age to calculate maximum annual withdrawals when, and if, the surviving spouse is eligible to enter the Lifetime Withdrawal Period. (For example, if the surviving spouse is 40, he or she will not be eligible to enter the Lifetime Withdrawal Period until he or she turns 59½.)

Guaranteed Lifetime Withdrawal Benefit (Joint Life) (2011)

In those states where permitted, we may offer a Guaranteed Lifetime Withdrawal Benefit rider (Joint Life) (“Joint GLWB (2011)”) at the time the contract is issued. The Joint GLWB (2011) differs from the GLWB (2011) since the surviving spouse continues to receive the same payment the annuitant was receiving before his or her death if he or she was in Lifetime Withdrawal Period at the time of death, and allowable withdrawals under the rider are calculated based upon the youngest Participating Spouse’s age. Subject to the conditions described, the Joint GLWB (2011) rider provides a guaranteed level of withdrawals from your contract in each contract year, beginning when the youngest spouse is age 59½ for the lifetime of you and your spouse. The Joint GLWB (2011) rider may help protect you from the risk that you and your spouse might outlive your income. The Joint GLWB (2011) differs from electing spousal continuation under the GLWB (2011) because you have the potential to have a higher GLWB base upon the death of the first spouse, who is also the annuitant, with the Joint GLWB (2011). The Joint GLWB (2011) has a higher charge than the GLWB (2011).

We may, at our sole option, offer the Joint GLWB (2011) rider to existing contracts, in which case it may be added on a contract anniversary. You may not add this rider once either spouse is 86 years old. The Joint GLWB (2011) rider is the same as the GLWB (2011) rider except as described below.

The Joint GLWB (2011) rider is available to two people who are legally married at the time the rider is added. We refer to these people as “Participating Spouses.” A Participating Spouse is one of two people upon whose life and age the benefits under the Joint GWLB rider are based. On the date the rider is added, either (a) the two Participating Spouses must be joint owners and one must be the annuitant or (b) one Participating Spouse is the owner and annuitant and the other is the sole beneficiary. No one can be added as a Participating Spouse after the rider is added to the contract, and once someone loses his or her status as a Participating Spouse, it cannot be regained. Status as a Participating Spouse will be lost in the following situations:

•  when a Participating Spouse dies;

• when a sole owner Participating Spouse requests that the other Participating Spouse be removed by giving Notice to us;

• if one Participating Spouse is the sole owner and the Participating Spouses divorce, the non-owner spouse will cease to be a Participating Spouse;

• if the Participating Spouses are joint owners and they divorce, the non-annuitant will cease to be a Participating Spouse.

Please note that if one of the spouses ceases to be a Participating Spouse, you will still be charged for the Joint GLWB (2011) rider.

Under the Joint GLWB (2011) rider, the amount you may withdraw under the rider is based upon the youngest Participating Spouse’s age. Therefore, if the youngest Participating Spouse is younger than 59½ years old, any withdrawals under the contract (including RMDs) will be excess withdrawals under the Joint GLWB (2011) rider until the youngest Participating Spouse becomes 59½. Please carefully consider whether the Joint GLWB (2011) is appropriate for you if there is a significant difference in age between you and your spouse.

If you choose the Joint GLWB (2011) rider, there is an annual charge of 1.20% of the GLWB base. We may increase the charge for the Joint GLWB (2011) rider on any contract anniversary that your GLWB base is reset to the step-up base once the rider reaches the third anniversary. The new charge will not be higher than the then current charge for new issues of the rider or if we are not issuing the rider, a rate we declare, in our sole discretion. We guarantee the new charge will not exceed 2.40% of the GLWB base.

If we are required by state law, we will allow civil union partners to purchase the Joint GLWB (2011) rider in certain states and receive the same benefits as a Participating Spouse while both Participating Spouses are living. Please note that because

Form 8503	65

civil union partners are not eligible for spousal continuation under the Code, there may be no benefit to such partners from buying the Joint GLWB (2011) rider versus the GLWB (2011) rider. You should consult with your tax advisor before purchasing this rider. Please contact your registered representative or call us at 1-888-925-6446 for more information about whether your state recognizes civil unions.

You will enter the Lifetime Annuity Period when (a) the youngest Participating Spouse is at least 59½ years old, and (b) the earlier of (i) the day your Contract Value goes to zero other than because of an excess withdrawal (such as due to a decline in market value or an allowable withdrawal) or (ii) the contract anniversary immediately following the annuitant’s 95th birthday. If your Contract Value goes to zero other than because of an excess withdrawal before the youngest Participating Spouse is 59½ years old, the Lifetime Annuity Period is deferred until the youngest Participating Spouse reaches age 59½. In that scenario, we will make the first payment immediately upon the youngest Participating Spouse reaching age 59½. During the Lifetime Annuity Period, we will pay you monthly payments in an annual amount equal to the then current annual withdrawal amount you may take under the Joint GLWB (2011) rider (as based on the youngest Participating Spouse’s age) for the lifetime of the annuitant.

In lieu of the benefits under this rider, you may annuitize under the terms of your contract or under the terms of any single premium, immediate fixed annuity we offer based upon your Contract Value at that time.

You should consult with your financial representative to determine which payout option is best for you.

If you are the sole owner and your surviving Participating Spouse elects spousal continuation, the GLWB base will be set equal to the greater of (a) Contract Value (after applying any applicable death benefit adjustments) or (b) the GLWB base as of the earlier of (i) the date we are in receipt of proof of the annuitant’s death or (ii) 90 days from the date of the annuitant’s death. Your Participating Spouse will be eligible to take withdrawals under this rider when he or she reaches age 59½ and the maximum annual withdrawal will be based on your spouse’s age when he or she begins taking such withdrawals. Please note that since civil union partners are not eligible for spousal continuation under the Code, they are also not eligible for spousal continuation under this rider.

Summary of Optional Living Benefit Riders.

The following is a summary of the currently available optional living benefit riders. For complete details on the riders, see the individual descriptions above.

Optional Rider	Features	Who may want to consider the Rider	Charge
GPP (2012) rider

• Guarantees return of principal without annuitization on the 10th rider anniversary if you take no withdrawals.

• If, at the end of the rider’s ten-year term, the eligible Contract Value is less than the guaranteed principal amount, the difference will be added to the contract.

• The guaranteed principal amount is adjusted pro-rata for any withdrawals.

• Investment restrictions (fewer investment options available).

• Cannot purchase once the annuitant is 80.

		Those who are afraid of market risk and want to invest without fear of losing their original principal.	0.90% (maximum) 0.45% (current)

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GLWB Preferred I.S.

• Provides guaranteed withdrawals in each contract year beginning when the annuitant is 59½ for the lifetime of the annuitant.

• Excess withdrawals reduce the GLWB base by the greater of a pro-rata reduction or the dollar amount of the withdrawal.

• GLWB base steps-up to current Contract Value each contract anniversary, if higher.

• 7% annual credit to the GLWB base for each of the first fifteen years if you take no withdrawals.

• Withdrawal percentages guaranteed not to decrease until the later of the 15th rider anniversary or the date the Contract Value is reduced to zero, other than by an excess withdrawal.

• Lifetime annuity amount determined by formula utilizing an average 10-year U.S. Treasury Rate.

• Investment restrictions (fewer available investment options).

• Cannot purchase before the annuitant is 50 or once the annuitant is 86.

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for a single life.	2.00% (maximum) 1.00% (current)
Joint GLWB Preferred I.S.

• Like the GLWB Preferred I.S. except that it provides guaranteed withdrawals in a contract year beginning when the youngest spouse is 59½ for the lifetime of the annuitant and the surviving spouse.

• Available to two people who are legally married at the time the rider is issued.

• Spousal continuation provides for a higher potential GLWB base upon the death of the first spouse.

• Investment restrictions (fewer available investment options).

• Cannot purchase if either spouse is younger than 50 or once either spouse is 86.

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for both spouses.	2.50% (maximum) 1.30% (current)

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GLWB Plus

• Provides a guaranteed level of withdrawals in each contract year beginning when the annuitant is 59½ for the lifetime of the annuitant.

• Excess withdrawals reduce the GLWB base by the greater of a pro-rata reduction or the dollar amount of the withdrawal.

• GLWB base steps-up to current Contract Value each contract anniversary, if higher.

• 6% annual credit to the GLWB base for each of the first ten years if you take no withdrawals.

• Investment restrictions (fewer available investment options).

• Cannot purchase once the annuitant is 86.

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for a single life.	2.00% (maximum) 1.05% (current)
Joint GLWB Plus

• Like the GLWB Plus except that it provides a guaranteed level of withdrawals in a contract year beginning when the youngest spouse is 59½ for the lifetime of the annuitant and the surviving spouse.

• Available to two people who are legally married at the time the rider is issued.

• Spousal continuation provides for a higher potential GLWB base upon the death of the first spouse.

• Investment restrictions (fewer available investment options).

• Cannot purchase once either spouse is 86.

	Those who want to protect their retirement income but still desire market exposure and want to protect against the risk of outliving their income for both spouses.	2.50% (maximum) 1.35% (current)

Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

• the annuitant,

• a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

• the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

• as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

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Reports and Confirmations

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAA.

Contract Owner Inquiries

Direct any questions to Ohio National Life, Variable Annuity Administration, P.O. Box 2669, Cincinnati, Ohio 45201; telephone 1-888-925-6446 (8:30 a.m. to 4:30 p.m., Eastern time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAA are a part of, and are taxed with, our operations, VAA is not separately taxed as a “regulated investment company” under Subchapter M of the Code. The law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAA or upon capital gains realized by VAA on redemption of Fund shares.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the Contract Value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities may be under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust)

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any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

• received on or after the taxpayer reaches age 59 ½;

• made to a beneficiary on or after the death of the annuitant;

•  attributable to the taxpayer’s becoming disabled;

• made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•  from a contract that is a qualified funding asset for purposes of a structured settlement;

•  made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

• incident to divorce;

• a qualified reservist distribution; or

• a distribution from an IRA for a first home purchase;

• taken from an IRA for higher education expenses; or

•  taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax

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withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

• attains age 59 ½,

• separates from the employer’s service,

• dies,

• becomes disabled as defined in the Code, or

• incurs a financial hardship as defined in the Code.

In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 ½, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 ½. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Distributions from tax-deferred annuities (i.e. 403b plans) or qualified pension and profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix A), following.

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Appendix A

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to revoke the contract for a full refund within 10 days after you receive it (or a longer period as may be required by your state law) and for IRAs, get a refund of the greater of your purchase payments or the current Contract Value if you exercise your free look. Any purchase payments in these states to be allocated to variable Funds may first be allocated to the Money Market Portfolio until the end of the free look period. If you are a California resident 60 years old or older and at the time you apply for your contract you elect to receive a return of your purchase payments if you exercise your free look, any purchase payments to be allocated to variable Funds will first be allocated to the Money Market Portfolio until the end of the free look period. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision, you must return the contract to us within the free look period. We must receive your contract at our home office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period.

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $60,000 in 2014, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $60,000 and $70,000. For married couples filing jointly, the applicable dollar limitation is $96,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $96,000-$116,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $70,000 for individuals and $116,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits apply for the non-active participant spouse where a joint return is filed with an active participant.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $5,500 in 2014 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1,000 per year in 2014. Contributions in excess of the limits may be subject to penalty. See below.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $5,500 or (2) 100% of taxable alimony.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPPs may no longer be established. Elective deferrals under a salary-reduction SEPP-IRA are subject to an inflation-adjusted limit which is $17,500 for 2014.

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Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $52,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year.

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the Contract Value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $11,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $11,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Rollover Contribution

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you

Form 8503	73

are not at least age 59 ½ or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 ½ or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 ½ or are disabled.

Distribution at Retirement

Once you have attained age 59 ½ (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Inadequate Distributions — 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 ½ or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments are calculated by dividing your account balance by the distribution period shown on the Uniform Lifetime Table published by the Internal Revenue Service. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Death Benefits

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, applied to purchase an immediate annuity for the beneficiary or applied to purchase a beneficiary IRA which will pay out over the beneficiary’s life expectancy. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” In 2014, contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $191,000 for married individuals filing jointly and less than $129,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $181,000 and $191,000 for married and between $114,000 and $129,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 or older.

All or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 ½; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year

Form 8503	74

for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 ½. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $12,000 in 2014. Employees age 50 and older may contribute an additional $2,500 in 2014. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

Form 8503	75

Illustration of IRA Fixed Accumulations

Year	$1,000 Annual Contribution	$1,000 One Time Contribution	Year	$1,000 Annual Contribution	$1,000 One Time Contribution
1	$1,020.00	$1,020.00	36	$53,034.25	$2,039.87
2	$2,060.40	$1,040.40	37	$55,114.94	$2,080.67
3	$3,121.61	$1,061.21	38	$57,237.24	$2,122.28
4	$4,204.04	$1,082.43	39	$59,401.98	$2,164.73
5	$5,308.12	$1,104.08	40	$61,610.02	$2,208.02
6	$6,434.28	$1,126.16	41	$63,862.22	$2,252.18
7	$7,582.97	$1,148.68	42	$66,159.47	$2,297.22
8	$8,754.63	$1,171.65	43	$68,502.66	$2,343.16
9	$9,949.72	$1,195.08	44	$70,892.71	$2,390.02
10	$11,168.71	$1,218.98	45	$73,330.56	$2,437.82
11	$12,412.09	$1,243.36	46	$75,817.18	$2,486.58
12	$13,680.33	$1,268.23	47	$78,353.52	$2,536.31
13	$14,973.94	$1,293.59	48	$80,940.59	$2,587.04
14	$16,293.42	$1,319.46	49	$83,579.40	$2,638.78
15	$17,639.28	$1,345.85	50	$86,270.99	$2,691.56
16	$19,012.07	$1,372.77	51	$89,016.41	$2,745.39
17	$20,412.31	$1,400.23	52	$91,816.74	$2,800.30
18	$21,840.56	$1,428.23	53	$94,673.07	$2,856.31
19	$23,297.37	$1,456.79	54	$97,586.53	$2,913.44
20	$24,783.32	$1,485.93	55	$100,558.26	$2,971.71
21	$26,298.98	$1,515.65	56	$103,589.43	$3,031.14
22	$27,844.96	$1,545.96	57	$106,681.22	$3,091.76
23	$29,421.86	$1,576.88	58	$109,834.84	$3,153.60
24	$31,030.30	$1,608.42	59	$113,051.54	$3,216.67
25	$32,670.91	$1,640.59	60	$116,332.57	$3,281.00
26	$34,344.32	$1,673.40	61	$119,679.22	$3,346.62
27	$36,051.21	$1,706.87	62	$123,092.81	$3,413.55
28	$37,792.23	$1,741.01	63	$126,574.66	$3,481.82
29	$39,568.08	$1,775.83	64	$130,126.16	$3,551.46
30	$41,379.44	$1,811.35	65	$133,748.68	$3,622.49
31	$43,227.03	$1,847.58	66	$137,443.65	$3,694.94
32	$45,111.57	$1,884.53	67	$141,212.53	$3,768.84
33	$47,033.80	$1,922.22	68	$145,056.78	$3,844.22
34	$48,994.48	$1,960.66	69	$148,977.91	$3,921.10
35	$50,994.37	$1,999.87	70	$152,977.47	$3,999.52

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. For ONcore Premier WF 4, withdrawals from the contract will incur a surrender charge for 4 years after amounts are deposited into the contract as follows: Year 1-8%, Year 2- 7%, Year 3- 6%, Year 4- 6%. For ONcore Premier WF 7, withdrawals from the contract will incur a surrender charge for 7 years after amounts are deposited into the contract as follows: Year 1- 8%, Year 2- 7%, Year 3- 6%, Year 4- 6%, Year 5- 5%, Year 6- 4%, Year 7- 3%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

Form 8503	76

Appendix B

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	ONcore Premier WF 4
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Ohio National Fund, Inc.
Money Market Portfolio	2011	$10.00	$9.90	0
	2012	$9.90	$9.72	0
	2013	$9.72	$9.55	0

Equity Portfolio	2011	$10.00	$9.41	0
	2012	$9.41	$10.69	0
	2013	$10.69	$14.96	0

Bond Portfolio	2011	$10.00	$10.11	4,170
	2012	$10.11	$10.65	7,669
	2013	$10.65	$10.26	7,373

Omni Portfolio	2011	$10.00	$9.15	0
	2012	$9.15	$10.07	0
	2013	$10.07	$12.91	0

S&P 500® Index Portfolio	2011	$10.00	$9.57	10,154
	2012	$9.57	$10.85	18,666
	2013	$10.85	$14.04	22,465

International Portfolio	2011	$10.00	$7.94	0
	2012	$7.94	$9.38	1,915
	2013	$9.38	$10.29	1,991

International Small-Mid Company Portfolio	2011	$10.00	$7.65	0
	2012	$7.65	$9.22	0
	2013	$9.22	$11.57	2,545

Capital Appreciation Portfolio	2011	$10.00	$9.09	325
	2012	$9.09	$10.50	640
	2013	$10.50	$13.87	41,394

Mid Cap Opportunity Portfolio	2011	$10.00	$9.11	3,018
	2012	$9.11	$10.71	2,742
	2013	$10.71	$13.94	2,558

Form 8503	77

	ONcore Premier WF 4
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Capital Growth Portfolio	2011	$10.00	$8.76	334
	2012	$8.76	$9.80	2,768
	2013	$9.80

High Income Bond Portfolio	2011	$10.00	$9.90	27,144
	2012	$9.90	$11.12	35,181
	2013	$11.12	$11.70	37,142

Strategic Value Portfolio	2011	$10.00	$10.40	0
	2012	$10.40	$10.95	49,549
	2013	$10.95	$13.01	65,209

Aggressive Growth Portfolio	2011	$10.00	$9.09	0
	2012	$9.09	$10.97	0
	2013	$10.97	$14.16	0

Small Cap Growth Portfolio	2011	$10.00	$9.25	0
	2012	$9.25	$10.72	0
	2013	$10.72	$15.30	3,645

Nasdaq-100® Index Portfolio	2011	$10.00	$9.73	2,925
	2012	$9.73	$11.27	9,040
	2013	$11.27	$15.05	9,414

Bristol Portfolio	2011	$10.00	$8.89	28,343
	2012	$8.89	$9.88	36,199
	2013	$9.88	$13.71	34,449

Bryton Growth Portfolio	2011	$10.00	$8.79	25,393
	2012	$8.79	$9.61	31,751
	2013	$9.61	$13.28	26,278

Balanced Portfolio	2011	$10.00	$9.70	0
	2012	$9.70	$10.79	89,346
	2013	$10.79	$12.22	380,358

Target VIP Portfolio	2011	$10.00	$9.12	1,042
	2012	$9.12	$10.32	1,039
	2013	$10.32	$13.86	881

Bristol Growth Portfolio	2011	$10.00	$9.18	18,619
	2012	$9.18	$10.03	24,009
	2013	$10.03	$13.65	19,941

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Form 8503	78

	ONcore Premier WF 4
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Invesco V.I. International Growth Equity Fund	2011	$10.00	$8.68	0
	2012	$8.68	$9.82	0
	2013	$9.82	$11.46	978

Invesco V.I. Balanced-Risk Allocation Fund	2012	$10.00	$10.79	622,632
	2013	$10.79	$10.75	917,796

AllianceBernstein Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Dynamic Asset Allocation Portfolio	2011	$10.00	$9.69	0
	2012	$9.69	$10.28	297,783
	2013	$10.28	$11.30	433,273

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2011	$10.00	$10.01	0
	2012	$10.01	$10.83	1,150
	2013	$10.83	$12.86	1,254

Federated Insurance Series
Federated Kaufmann Fund II (Service Shares)	2011	$10.00	$8.30	0
	2012	$8.30	$9.53	456
	2013	$9.53	$13.08	5,327

Federated Managed Volatility Fund II	2012	$10.00	$11.07	191,270
	2013	$11.07	$13.24	354,607

Federated Managed Tail Risk Fund II	2013	$10.00	$10.16	20,300

Fidelity® Variable Insurance Products Funds (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2011	$10.00	$9.17	20,224
	2012	$9.17	$10.46	29,449
	2013	$10.46

Fidelity® VIP Mid Cap Portfolio	2011	$10.00	$8.66	35,150
	2012	$8.66	$9.74	48,134
	2013	$9.74	$13.00	45,477

Fidelity® VIP Equity-Income Portfolio	2011	$10.00	$9.37	0
	2012	$9.37	$10.78	2,441
	2013	$10.78	$13.53	2,143

Form 8503	79

	ONcore Premier WF 4
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Fidelity® VIP Growth Portfolio	2011	$10.00	$9.25	0
	2012	$9.25	$10.39	0
	2013	$10.39	$13.88	0

Fidelity® VIP Real Estate Portfolio	2011	$10.00	$9.58	20,094
	2012	$9.58	$11.13	23,742
	2013	$11.13	$11.11	31,234

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$11.30	101,644

Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Income VIP Fund	2011	$10.00	$9.52	6,280
	2012	$9.52	$10.52	18,397
	2013	$10.52	$11.77	40,032

Franklin Flex Cap Growth VIP Fund	2011	$10.00	$9.02	68,511
	2012	$9.02	$9.68	63,594
	2013	$9.68	$13.05	59,929

Templeton Foreign VIP Fund	2011	$10.00	$8.24	90,391
	2012	$8.24	$9.56	115,005
	2013	$9.56	$11.54	117,506

Franklin Templeton VIP Founding Funds Allocation Fund	2011	$10.00	$9.09	983
	2012	$9.09	$10.29	1,929
	2013	$10.29	$12.50	1,808

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	2011	$10.00	$8.85	151,406
	2012	$8.85	$10.33	113,970
	2013	$10.33	$13.49	89,154

Goldman Sachs Structured U.S. Equity Fund	2011	$10.00	$9.58	0
	2012	$9.58	$10.74	0
	2013	$10.74	$14.47	0

Goldman Sachs Strategic Growth Fund	2011	$10.00	$9.36	1,757
	2012	$9.36	$10.99	4,575
	2013	$10.99	$14.26	4,684

Goldman Sachs Global Markets Navigator Fund	2012	$10.00	$10.19	23,403
	2013	$10.19	$11.37	148,409

Form 8503	80

	ONcore Premier WF 4
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy	2011	$10.00	$8.65	29,162
	2012	$8.65	$10.12	74,946
	2013	$10.12	$12.44	102,032

Ivy Funds Global Natural Resources	2011	$10.00	$7.37	10,835
	2012	$7.37	$7.38	15,696
	2013	$7.38	$7.82	17,355

Ivy Funds VIP Science and Technology	2011	$10.00	$8.57	2,337
	2012	$8.57	$10.76	2,287
	2013	$10.76	$16.53	19,187

J.P.Morgan Insurance Trust (Class I):
J.P.Morgan Insurance Trust Small Cap Core Portfolio	2011	$10.00	$8.84	0
	2012	$8.84	$10.40	423
	2013	$10.40	$14.53	2,437

J.P.Morgan Insurance Trust Mid Cap Value Portfolio	2011	$10.00	$9.47	0
	2012	$9.47	$11.20	473
	2013	$11.20	$14.55	9,522

Janus Aspen Series (Service Shares)
Janus Portfolio	2011	$10.00	$9.05	0
	2012	$9.05	$10.52	0
	2013	$10.52	$13.43	0

Overseas Portfolio	2011	$10.00	$7.13	7,152
	2012	$7.13	$7.93	9,929
	2013	$7.93	$8.90	8,578

Global Research Portfolio	2011	$10.00	$8.34	0
	2012	$8.34	$9.81	1,647
	2013	$9.81	$12.35	1,400

Balanced Portfolio	2011	$10.00	$9.52	0
	2012	$9.52	$10.60	0
	2013	$10.60	$12.48	5,739

INTECH U.S. Low Volatility Portfolio	2012	$10.00	$9.88	20,547
	2013	$9.88	$12.12	219,658

Form 8503	81

	ONcore Premier WF 4
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2011	$10.00	$8.53	28,099
	2012	$8.53	$9.23	852
	2013	$9.23	$12.27	2,769

Lazard Retirement Emerging Markets Equity Portfolio	2011	$10.00	$8.18	27,345
	2012	$8.18	$9.80	35,903
	2013	$9.80	$9.51	84,343

Lazard Retirement U.S. Strategic Equity Portfolio	2011	$10.00	$9.58	0
	2012	$9.58	$10.73	501
	2013	$10.73	$13.49	618

Lazard Retirement International Equity Portfolio	2011	$10.00	$8.68	99,753
	2012	$8.68	$10.32	121,925
	2013	$10.32	$12.25	137,784

Lazard Retirement Multi-Asset Targeted Volatility Portfolio	2012	$10.00	$10.45	19,919
	2013	$10.45	$12.26	130,266

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable All Cap Value Portfolio	2011	$10.00	$9.09	0
	2012	$9.09	$10.27	0
	2013	$10.27	$13.33	0

ClearBridge Variable Equity Income Portfolio	2011	$10.00	$10.05	1,629
	2012	$10.05	$11.27	1,605
	2013	$11.27	$13.94	1,433

ClearBridge Variable Large Cap Value Portfolio	2011	$10.00	$9.58	0
	2012	$9.58	$10.96	0
	2013	$10.96	$14.26	6,451

Legg Mason Dynamic Mutli-Strategy VIT Portfolio	2012	$10.00	$10.73	382,623
	2013	$10.73	$12.48	1,045,986

Form 8503	82

	ONcore Premier WF 4
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
MFS® Variable Insurance Trust (Service Class)
MFS® Investors Growth Stock Series	2011	$10.00	$9.44	0
	2012	$9.44	$10.82	0
	2013	$10.82	$13.82	0

MFS® Mid Cap Growth Series	2011	$10.00	$8.86	509
	2012	$8.86	$10.13	1,566
	2013	$10.13	$13.66	1,675

MFS® New Discovery Series	2011	$10.00	$8.08	0
	2012	$8.08	$9.60	0
	2013	$9.60	$13.32	2,322

MFS® Total Return Series	2011	$10.00	$9.64	0
	2012	$9.64	$10.51	0
	2013	$10.51	$12.25	0

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	2011	$10.00	$8.74	0
	2012	$8.74	$9.90	0
	2013	$9.90	$13.30	0

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2011	$10.00	$9.76	8,090
	2012	$9.76	$10.39	744,981
	2013	$10.39	$11.01	1,039,448

TOPS® Managed Risk Moderate Growth ETF Portfolio	2011	$10.00	$9.68	9,128
	2012	$9.68	$10.33	801,102
	2013	$10.33	$11.41	1,121,827

TOPS® Managed Risk Growth ETF Portfolio	2011	$10.00	$9.55	9,964
	2012	$9.55	$10.16	945,811
	2013	$10.16	$11.57	1,166,047

PIMCO Variable Insurance Trust Administrative Share Class)
PIMCO Real Return Portfolio	2011	$10.00	$10.53	51,916
	2012	$10.53	$11.24	75,347
	2013	$11.24	$10.03	91,169

Form 8503	83

	ONcore Premier WF 4
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
PIMCO Total Return Portfolio	2011	$10.00	$9.64	0
	2012	$9.64	$10.70	270,251
	2013	$10.70	$10.31	278,044

PIMCO Global Bond Portfolio	2011	$10.00	$10.12	21,528
	2012	$10.12	$10.63	32,993
	2013	$10.63	$9.56	4,947

PIMCO CommodityRealReturn® Strategy Portfolio	2011	$10.00	$8.59	25,012
	2012	$8.59	$8.90	36,757
	2013	$8.90	$7.45	38,637

PIMCO Global Diversified Allocation Portfolio	2012	$10.00	$9.99	104,605
	2013	$9.99	$10.93	583,438

PIMCO Short-Term Portfolio	2013	$10.00	$9.98	0

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2011	$10.00	$9.36	0
	2012	$9.36	$10.64	1,000
	2013	$10.64	$14.33	5,619

Jennison 20/20 Focus Portfolio	2011	$10.00	$8.96	48,136
	2012	$8.96	$9.73	633
	2013	$9.73	$12.37	333

Royce Capital Fund (Investment Class Shares)
Small Cap Portfolio	2011	$10.00	$9.16	30,846
	2012	$9.16	$10.12	67,705
	2013	$10.12	$13.40	80,995

Micro-Cap Portfolio	2011	$10.00	$8.47	561
	2012	$8.47	$8.95	2,077
	2013	$8.95	$10.64	26,633

The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio	2011	$10.00	$10.01	4,808
	2012	$10.01	$10.74	9,525
	2013	$10.74	$10.49	11,511

Form 8503	84

	ONcore Premier WF 4
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Morgan Stanley UIF U.S. Real Estate Portfolio	2011	$10.00	$9.54	0
	2012	$9.54	$10.83	233
	2013	$10.83	$10.82	233

Morgan Stanley UIF Growth Portfolio	2011	$10.00	$8.86	0
	2012	$8.86	$9.92	0
	2013	$9.92	$14.40	0

	ONcore Premier WF 7
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Ohio National Fund, Inc.
Money Market Portfolio	2011	$10.00	$9.81	3,214
	2012	$9.81	$9.68	28,900
	2013	$9.68	$9.56	40,455

Equity Portfolio	2011	$10.00	$11.36	0
	2012	$11.36	$12.98	0
	2013	$12.98	$17.64	860

Bond Portfolio	2011	$10.00	$10.67	28,932
	2012	$10.67	$11.29	36,635
	2013	$11.29	$10.93	48,348

Omni Portfolio	2011	$10.00	$10.99	0
	2012	$10.99	$12.15	1,017
	2013	$12.15	$15.66	933

S&P 500® Index Portfolio	2011	$10.00	$12.14	13,461
	2012	$12.14	$13.83	30,607
	2013	$13.83	$17.98	44,952

International Portfolio	2011	$10.00	$10.85	2,218
	2012	$10.85	$12.88	7,436
	2013	$12.88	$14.20	7,006

International Small-Mid Company Portfolio	2011	$10.00	$10.82	719
	2012	$10.82	$13.10	5,736
	2013	$13.10	$16.51	12,257

Capital Appreciation Portfolio	2011	$10.00	$11.81	1,092
	2012	$11.81	$13.71	5,784
	2013	$13.71	$18.21	8,553

Mid Cap Opportunity Portfolio	2011	$10.00	$11.85	6,288

Form 8503	85

	ONcore Premier WF 7
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2012	$11.85	$14.00	8,612
	2013	$14.00	$18.31	7,756

Capital Growth Portfolio	2011	$10.00	$12.92	2,832
	2012	$12.92	$14.51	9,456
	2013	$14.51	$18.66	14,679

High Income Bond Portfolio	2011	$10.00	$11.31	138,899
	2012	$11.31	$12.76	197,565
	2013	$12.76	$13.49	203,081

Strategic Value Portfolio	2011	$10.00	$13.23	13,075
	2012	$13.23	$14.00	223,527
	2013	$14.00	$16.72	284,251

Aggressive Growth Portfolio	2011	$10.00	$11.23	13,034
	2012	$11.23	$13.62	6,782
	2013	$13.62	$17.67	15,634

Small Cap Growth Portfolio	2011	$10.00	$13.02	0
	2012	$13.02	$15.17	4,650
	2013	$15.17	$21.76	7,969

Nasdaq-100® Index Portfolio	2011	$10.00	$12.72	4,107
	2012	$12.72	$14.80	6,848
	2013	$14.80	$19.87	13,658

Bristol Portfolio	2011	$10.00	$11.09	120,745
	2012	$11.09	$12.39	157,344
	2013	$12.39	$17.27	127,745

Bryton Growth Portfolio	2011	$10.00	$11.64	102,514
	2012	$11.64	$12.79	127,956
	2013	$12.79	$17.77	103,892

Balanced Portfolio	2011	$10.00	$11.22	3,439
	2012	$11.22	$12.55	502,847
	2013	$12.55	$14.28	1,655,442

Target VIP Portfolio	2011	$10.00	$12.35	8,951
	2012	$12.35	$14.05	10,182
	2013	$14.05	18..96	17,042

Bristol Growth Portfolio	2011	$10.00	$11.75	78,336
	2012	$11.75	$12.90	103,855
	2013	$12.90	$17.77	103,892

Form 8503	86

	ONcore Premier WF 7
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Equity Fund	2011	$10.00	$11.19	669
	2012	$11.19	$12.73	4,580
	2013	$12.73	$14.92	11,533

Invesco V.I. Balanced-Risk Allocation Fund	2012	$10.00	$10.85	3,614,225
	2013	$10.85	$10.86	4,851,576

AllianceBernstein Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Dynamic Asset Allocation Portfolio	2011	$10.00	$9.71	10,671
	2012	$9.71	$10.36	2,199,178
	2013	$10.36	$11.44	2,945,813

Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2011	$10.00	$13.05	5,751
	2012	$13.05	$14.18	10,876
	2013	$14.18	$16.92	20,476

Federated Insurance Series
Federated Kaufmann Fund II (Service Shares)	2011	$10.00	$10.55	2,906
	2012	$10.55	$12.18	6,910
	2013	$12.18	$16.80	9,999

Federated Managed Volatility Fund II	2012	$10.00	$11.13	1,125,618
	2013	$11.13	$13.37	2,259,149

Federated Managed Tail Risk Fund II	2013	$10.00	$10.17	94,237

Fidelity® Variable Insurance Products Funds (Service Class 2)
Fidelity® VIP Contrafund® Portfolio	2011	$10.00	$11.85	41,513
	2012	$11.85	$13.58	60,057
	2013	$13.58	$17.56	78,330

Fidelity® VIP Mid Cap Portfolio	2011	$10.00	$11.00	169,907
	2012	$11.00	$12.44	241,162
	2013	$12.44	$16.68	215,059

Fidelity® VIP Equity-Income Portfolio	2011	$10.00	$12.11	9,975
	2012	$12.11	$13.99	13,638

Form 8503	87

	ONcore Premier WF 7
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$13.99	$17.66	16,001

Fidelity® VIP Growth Portfolio	2011	$10.00	$12.68	1,626
	2012	$12.68	$14.32	11,859
	2013	$14.32	$19.23	32,221

Fidelity® VIP Real Estate Portfolio	2011	$10.00	$12.85	78,945
	2012	$12.85	$15.01	98,348
	2013	$15.01	$15.05	119,474

Fidelity® VIP Target Volatility Portfolio	2013	$10.00	$11.35	311,857

Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Income VIP Fund	2011	$10.00	$11.25	71,032
	2012	$11.25	$12.50	98,515
	2013	$12.50	$14.05	107,139

Franklin Flex Cap Growth VIP Fund	2011	$10.00	$11.62	287,882
	2012	$11.62	$12.53	287,903
	2013	$12.53	$16.97	235,839

Templeton Foreign VIP Fund	2011	$10.00	$10.79	364,788
	2012	$10.79	$15.58	468,064
	2013	$15.58	$15.26	437,693

Franklin Founding Funds Allocation VIP Fund	2011	$10.00	$11.18	9,606
	2012	$11.18	$12.71	14,324
	2013	$12.71	$15.51	21,299

Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	2011	$10.00	$10.90	669,041
	2012	$10.90	$12.78	531,571
	2013	$12.78	$166.77	415,516

Goldman Sachs U.S. Equity Insights Fund	2011	$10.00	$12.29	2,032
	2012	$12.29	$13.84	7,886
	2013	$13.84	$18.75	20,055

Goldman Sachs Strategic Growth Fund	2011	$10.00	$11.42	4,956
	2012	$11.42	$13.48	15,128
	2013	$13.48	$17.57	14,552

Form 8503	88

	ONcore Premier WF 7
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Goldman Sachs Global Markets Navigator Fund	2012	$10.00	$10.22	302,757
	2013	$10.22	$11.46	984,482

Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy	2011	$10.00	$10.67	150,360
	2012	$10.67	$12.55	200,220
	2013	$12.55	$15.50	203,136

Ivy Funds Global Natural Resources	2011	$10.00	$10.80	20,277
	2012	$10.80	$10.86	24,518
	2013	$10.86	$11.56	30,102

Ivy Funds VIP Science and Technology	2011	$10.00	$11.35	4,070
	2012	$11.35	$14.32	6,081
	2013	$14.32	$22.10	12,792

J.P.Morgan Insurance Trust (Class I):
J.P.Morgan Insurance Trust Small Cap Core Portfolio	2011	$10.00	$11.81	0
	2012	$11.81	$13.96	205
	2013	$13.96	$19.61	1,088

J.P.Morgan Insurance Trust Mid Cap Value Portfolio	2011	$10.00	$12.30	3,450
	2012	$12.30	$14.61	12,969
	2013	$14.61	$19.09	27,769

Janus Aspen Series (Service Shares)
Janus Portfolio	2011	$10.00	$11.07	1,498
	2012	$11.07	$12.92	4,744
	2013	$12.92	$16.58	4,486

Overseas Portfolio	2011	$10.00	$8.43	32,027
	2012	$8.43	$9.42	51,179
	2013	$9.42	$10.62	59,505

Global Research Portfolio	2011	$10.00	$10.23	4,710
	2012	$10.23	$12.10	8,275
	2013	$12.10	$15.30	8,719

Balanced Portfolio	2011	$10.00	$11.07	28,881
	2012	$11.07	$12.39	41,054
	2013	$12.39	$14.65	44,800

INTECH U.S. Low Volatility Portfolio	2012	$10.00	$9.89	138,669

Form 8503	89

	ONcore Premier WF 7
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$9.89	$12.19	1,666,314

Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2011	$10.00	$11.23	118,197
	2012	$11.23	$12.22	3,079
	2013	$12.22	$16.32	3,328

Lazard Retirement Emerging Markets Equity Portfolio	2011	$10.00	$10.10	157,279
	2012	$10.10	$12.17	191,298
	2013	$12.17	$11.87	286,749

Lazard Retirement U.S. Strategic Equity Portfolio	2011	$10.00	$12.29	312
	2012	$12.29	$13.83	2,498
	2013	$13.83	$17.48	2,345

Lazard Retirement International Equity Portfolio	2011	$10.00	$11.05	420,740
	2012	$11.05	$13.21	526,939
	2013	$13.21	$15.75	503,833

Lazard Retirement Global Dynamic Multi Asset Portfolio	2012	$10.00	$10.48	295,292
	2013	$10.48	$12.37	827,627

Legg Mason Partners Variable Equity Trust (Class I Shares)
ClearBridge Variable All Cap Value Portfolio	2011	$10.00	$11.70	1,707
	2012	$11.70	$13.28	1,546
	2013	$13.28	$17.33	2,684

ClearBridge Variable Equity Income Portfolio	2011	$10.00	$12.43	0
	2012	$12.43	$14.02	3,069
	2013	$14.02	$17.43	3,404

ClearBridge Variable Large Cap Value Portfolio	2011	$10.00	$12.22	83
	2012	$12.22	$14.05	5,052
	2013	$14.05	$18.36	4,604

Legg Mason Dynamic Mutli-Strategy VIT Portfolio	2012	$10.00	$10.78	2,454,275

Form 8503	90

	ONcore Premier WF 7
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$10.78	$12.60	6,444,435

MFS® Variable Insurance Trust (Service Class)
MFS® Investors Growth Stock Series	2011	$10.00	$11.98	2,075
	2012	$11.98	$13.80	2,361
	2013	$13.80	$17.72	2,922

MFS® Mid Cap Growth Series	2011	$10.00	$11.89	3,592
	2012	$11.89	$13.66	7,530
	2013	$13.66	$18.51	7,242

MFS® New Discovery Series	2011	$10.00	$11.64	956
	2012	$11.64	$13.89	2,562
	2013	$13.89	$19.36	6,570

MFS® Total Return Series	2011	$10.00	$11.17	9,433
	2012	$11.17	$12.23	16,269
	2013	$12.23	$14.33	19,911

Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	2011	$10.00	$11.76	585
	2012	$11.76	$13.39	1,727
	2013	$13.39	$18.07	2,773

Northern Lights Variable Trust (Class 2 Shares)
TOPS® Managed Risk Balanced ETF Portfolio	2011	$10.00	$9.78	4,732
	2012	$9.78	$10.47	3,948,117
	2013	$10.47	$11.15	5,493,387

TOPS® Managed Risk Moderate Growth ETF Portfolio	2011	$10.00	$9.71	16,547
	2012	$9.71	$10.41	5,538,018
	2013	$10.41	$11.55	8,187,352

TOPS® Managed Risk Growth ETF Portfolio	2011	$10.00	$9.58	14,095
	2012	$9.58	$10.23	6,155,889
	2013	$10.23	$11.71	7,731,723

PIMCO Variable Insurance Trust Administrative Share Class)
PIMCO Real Return Portfolio	2011	$10.00	$11.21	300,068
	2012	$11.21	$12.03	499,531

Form 8503	91

	ONcore Premier WF 7
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
	2013	$12.03	$10.78	581,083

PIMCO Total Return Portfolio	2011	$10.00	$10.43	987,061
	2012	$10.43	$11.28	1,374,756
	2013	$11.28	$10.92	1,470,994

PIMCO Global Bond Portfolio	2011	$10.00	$11.52	112,458
	2012	$11.52	$12.16	168,708
	2013	$12.16	$10.99	41,894

PIMCO CommodityRealReturn® Strategy Portfolio	2011	$10.00	$12.15	105,684
	2012	$12.15	$12.64	158,268
	2013	$12.64	$10.64	172,037

PIMCO Global Diversified Allocation Portfolio	2012	$10.00	$10.03	868,310
	2013	$10.03	$11.02	3,079,197

PIMCO Short-Term Portfolio	2013	$10.00	$9.99	5,306

The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2011	$10.00	$12.10	2,141
	2012	$12.10	$13.82	4,737
	2013	$13.82	$18.70	5,053

Jennison 20/20 Focus Portfolio	2011	$10.00	$11.54	209,518
	2012	$11.54	$12.60	17,434
	2013	$12.60	$16.08	19,766

Royce Capital Fund (Investment Class Shares)
Small Cap Portfolio	2011	$10.00	$11.38	145,007
	2012	$11.38	$12.64	307,499
	2013	$12.64	$16.81	266,572

Micro-Cap Portfolio	2011	$10.00	$11.33	11,648
	2012	$11.33	$12.04	19,333
	2013	$12.04	$14.38	16,672

The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio	2011	$10.00	$10.57	16,553
	2012	$10.57	$11.39	42,370
	2013	$11.39	$11.18	63,791

Form 8503	92

	ONcore Premier WF 7
	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year

Morgan Stanley UIF U.S. Real Estate Portfolio	2011	$10.00	$12.51	2,439
	2012	$12.51	$14.27	3,245
	2013	$14.27	$14.34	5,374

Morgan Stanley UIF Growth Portfolio	2011	$10.00	$12.26	0
	2012	$12.26	$13.80	0
	2013	$13.80	$20.12	0

Form 8503	93

Appendix C

The following provides a list of the portfolios currently included in the Asset Allocation Models we make available.

Managed Volatility Model

Portfolio	Percentage of Model
TOPS® Managed Risk Balanced ETF Portfolio	15%
TOPS® Managed Risk Moderate Growth ETF Portfolio	15%
Legg Mason Dynamic Multi-Strategy VIT Portfolio	10%
PIMCO Global Diversified Allocation Portfolio	10%
Federated Managed Volatility Fund II	8%
Fidelity® VIP Target Volatility Portfolio	8%
Goldman Sachs Global Markets Navigator Fund	8%
Janus INTECH U.S. Low Volatility Portfolio	8%
TOPS® Managed Risk Growth ETF Portfolio	8%
Balanced Portfolio	4%
AllianceBernstein Dynamic Asset Allocation Portfolio	2%
Invesco V.I. Balanced-Risk Allocation Fund	2%
Lazard Retirement Global Dynamic Multi Asset Portfolio	2%

Model 1: Conservative

Portfolio	Percentage of Model
PIMCO Total Return Portfolio	42%
PIMCO Real Return Portfolio	16%
High Income Bond Portfolio	9%
Invesco V.I. Balanced-Risk Allocation Fund	6%
Legg Mason Dynamic Multi-Strategy VIT Portfolio	6%
PIMCO Global Bond Portfolio (Unhedged)	4%
Goldman Sachs Large Cap Value Fund	3%
Strategic Value Portfolio	3%
Bristol Portfolio	2%
Franklin Flex Cap Growth VIP Fund	2%
Lazard Retirement International Equity Portfolio	2%
Royce Small-Cap Portfolio	2%
Templeton Foreign VIP Fund	2%
PIMCO CommodityRealReturn® Strategy Portfolio	1%

Model 2: Moderately Conservative

Portfolio	Percentage of Model
PIMCO Total Return Portfolio	33%
PIMCO Real Return Portfolio	11%
High Income Bond Portfolio	7%
Invesco V.I. Balanced-Risk Allocation Fund	7%
Lazard Retirement International Equity Portfolio	6%
Legg Mason Dynamic Multi-Strategy VIT Portfolio	6%
Goldman Sachs Large Cap Value Fund	5%
Templeton Foreign VIP Fund	4%
Royce Small-Cap Portfolio	3%
Strategic Value Portfolio	3%
Bristol Growth Portfolio	2%
Bristol Portfolio	2%
Fidelity® VIP Mid Cap Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%
Franklin Flex Cap Growth VIP Fund	2%
PIMCO CommodityRealReturn® Strategy Portfolio	2%
PIMCO Global Bond Portfolio (Unhedged)	2%
Bryton Growth Portfolio	1%

Model 3: Balanced

Portfolio	Percentage of Model
PIMCO Total Return Portfolio	21%

Form 8503	94

Lazard Retirement International Equity Portfolio	9%
Invesco V.I. Balanced-Risk Allocation Fund	8%
Legg Mason Dynamic Multi-Strategy VIT Portfolio	8%
Goldman Sachs Large Cap Value Fund	7%
PIMCO Real Return Portfolio	7%
Templeton Foreign VIP Fund	7%
Strategic Value Portfolio	5%
Franklin Flex Cap Growth VIP Fund	4%
High Income Bond Portfolio	4%
Bristol Portfolio	3%
Fidelity® VIP Mid Cap Portfolio	3%
Lazard Retirement Emerging Markets Equity Portfolio	3%
Royce Small-Cap Portfolio	3%
Bristol Growth Portfolio	2%
Bryton Growth Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%
PIMCO CommodityRealReturn® Strategy Portfolio	2%

Model 4: Moderate Growth

Portfolio	Percentage of Model
Lazard Retirement International Equity Portfolio	11%
Goldman Sachs Large Cap Value Fund	10%
PIMCO Total Return Portfolio	10%
Templeton Foreign VIP Fund	10%
Invesco V.I. Balanced-Risk Allocation Fund	7%
Legg Mason Dynamic Multi-Strategy VIT Portfolio	7%
Royce Small-Cap Portfolio	7%
Strategic Value Portfolio	7%
Franklin Flex Cap Growth VIP Fund	6%
Fidelity® VIP Mid Cap Portfolio	4%
Lazard Retirement Emerging Markets Equity Portfolio	4%
Bristol Portfolio	3%
Bryton Growth Portfolio	3%
PIMCO Real Return Portfolio	3%
Bristol Growth Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%
High Income Bond Portfolio	2%
PIMCO CommodityRealReturn® Strategy Portfolio	2%

Model 5: Growth

Portfolio	Percentage of Model
Lazard Retirement International Equity Portfolio	13%
Templeton Foreign VIP Fund	12%
Goldman Sachs Large Cap Value Fund	11%
Royce Small-Cap Portfolio	10%
Strategic Value Portfolio	9%
Franklin Flex Cap Growth VIP Fund	7%
Invesco V.I. Balanced-Risk Allocation Fund	6%
Lazard Retirement Emerging Markets Equity Portfolio	5%
Legg Mason Dynamic Multi-Strategy VIT Portfolio	5%
Bristol Portfolio	4%
Fidelity® VIP Mid Cap Portfolio	4%
Bryton Growth Portfolio	3%

Form 8503	95

Appendix D

GLWB Preferred I.S. Example

The following provides an example of how the annual credit base and withdrawals work under the GLWB Preferred I.S.

GLWB Preferred I.S.

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first 15 years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next 15 years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $7,000 credit on the first contract anniversary (7% of $100,000 Annual Credit Calculation Base) and your annual credit base is $107,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $9,100 (7% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $139,100 after year two ($130,000 prior GLWB base + $9,100 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $189,100 ($139,100 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $12,600 (7% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $201,700 ($139,100 prior GLWB base + $50,000 purchase payment + $12,600 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $12,600 (7% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $214,300 ($201,700 prior GLWB base + $12,600 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $12,001 (5.60% of $214,300), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal. Further, because you took a withdrawal, your prorated annual credit for year five is $11,550 (6.42% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year five is $225,850 ($214,300 prior GLWB base + $11,550 annual credit).

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $12,648 (5.60% of $225,850), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $37,352 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $12,648 was $166,352 ($179,000 — $12,648). Upon the excess withdrawal, your GLWB base is set equal to $175,138, i.e. $225,850 x (1 — $37,352/$166,352). Because the GLWB base after adjustment for the excess withdrawal of $175,138 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $175,138.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $12,260 (7% of $175,138 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $187,398 ($175,138 prior GLWB base + $12,260 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $197,398 ($187,398 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $185,138 ($175,138 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $12,960 (7% of $185,138 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $210,358 ($187,398 prior GLWB base + $10,000 additional purchase payment + $12,960 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8503	96

Since you take no more withdrawals and add no more purchase payments in years nine through 15, for each year, your annual credit will be $12,960 (7% of $185,138 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $223,317 for year nine, $236,277 for year ten, $249,237 for year 11, $262,196 for year 12, $275,156 for year 13, $288,116 for year 14, and $301,075 for year 15.

Since the annual credit period is only for 15 years, you will receive no additional annual credits starting in year 16.

Form 8503	97

Appendix E

GLWB Preferred I.S. Lifetime Annuity Period Example

The following provide some examples of how the lifetime annuity payment is calculated during the Lifetime Annuity Period with the GLWB Preferred I.S. rider.

Example 1 – Contract Value reduced to zero after 15 years

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is 65 years old; (ii) you immediately begin taking your maximum annual withdrawals of $5,500 (5.5% maximum annual withdrawal percentage x $100,000 GLWB base); (iii) your GLWB base is not reset on any anniversary to the step-up base; and (iv) your Contract Value is reduced to zero other than because of an excess withdrawal in the 20th year the rider is in effect. Because you enter the Lifetime Annuity Period after the 15th rider anniversary and before the contract anniversary immediately following the annuitant’s 95th birthday, your lifetime annuity amount will be based on your GLWB base on the date your Contract Value was reduced to zero and the indexed annual withdrawal percentage, which is calculated as follows:

(a) your then current maximum annual withdrawal percentage on the date you enter the Lifetime Annuity Period, plus

(b) the Treasury Average Rate, minus

(c) 6%.

The indexed annual withdrawal percentage cannot be less than 3% and not more than 9%.

The following table shows what your annual payment of the lifetime annuity amount would be based on different Treasury Average Rates:

(Maximum annual withdrawal percentage	+	Treasury Average Rate	–	6%)	x	GLWB base	=	Annual lifetime annuity amount
(5.5%	+	4%	–	6%)	x	$100,000	=	$3,500
(5.5%	+	6%	–	6%)	x	$100,000	=	$5,500
(5.5%	+	8%	–	6%)	x	$100,000	=	$7,500

Because the indexed annual withdrawal percentage cannot be below 3%, if the Treasury Average Rate is 2% in this example, the indexed annual withdrawal percentage would be 3% (which is greater than 5.5% + 2% – 6%) and your annual lifetime annuity amount would be $3,000. Similarly, if the Treasury Average Rate is 10% in this example, the indexed annual withdrawal percentage would be 9% (which is less than 5.5% + 10% – 6%) and your annual lifetime annuity amount would be $9,000.

Example 2 – Contract Value reduced to zero in year 10

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is 65 years old; (ii) you immediately begin taking your maximum annual withdrawals of $5,500 (5.5% maximum annual withdrawal percentage x $100,000 GLWB base); (iii) your GLWB base is not reset on any anniversary to the step-up base; and (iv) your Contract Value is reduced to zero other than because of an excess withdrawal in the 10th year the rider is in effect. Because you enter the Lifetime Annuity Period before the 15th rider anniversary, your lifetime annuity amount until the 15th rider anniversary will be the greater of your maximum annual withdrawal ($5,500) and the indexed annual withdrawal amount.

If, for example, the Treasury Average Rate is 4% when you enter the Lifetime Annuity Period, you will continue to receive $5,500 until the 15th rider anniversary, since it is greater than the $3,500 indexed annual withdrawal amount. After the 15th rider anniversary, you will receive $3,500 a year for your lifetime. If the Treasury Average Rate is 8% when you enter the Lifetime Annuity Period, you will receive $7,500 a year for your lifetime since it is greater than the $5,500 maximum annual withdrawal when you enter the Lifetime Annuity Period.

Form 8503	98

Example 3 – Enter the Lifetime Annuity Period because the annuitant reaches age 95

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Preferred I.S. rider. Further assume (i) the annuitant is 65 years old; (ii) you immediately begin taking your maximum annual withdrawals of $5,500 (5.5% maximum annual withdrawal percentage x $100,000 GLWB base); (iii) your GLWB base is not reset on any anniversary to the step-up base; and (iv) your Contract Value is not reduced to zero before the contract anniversary immediately following the annuitant’s 95th birthday, at which time you enter the Lifetime Annuity Period. Because you enter the Lifetime Annuity Period on the contract anniversary following the annuitant’s 95th birthday, your lifetime annuity amount will be the greater of your maximum annual withdrawal ($5,500) and the indexed annual withdrawal amount.

If, for example, the Treasury Average Rate is 4% when you enter the Lifetime Annuity Period, you will continue to receive $5,500 a year for your lifetime. If the Treasury Average Rate is 8% when you enter the Lifetime Annuity Period, you will receive $7,500 a year for your lifetime since it is greater than the $5,500 maximum annual withdrawal when you enter the Lifetime Annuity Period.

Form 8503	99

Appendix F

GLWB (2012) and GLWB Plus Examples

The following provide examples of how the annual credit base and withdrawals work under the GLWB (2012) and GLWB Plus.

GLWB Plus applied for on or after May 1, 2013

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $6,000 credit on the first contract anniversary (6% of $100,000 Annual Credit Calculation Base) and your annual credit base is $106,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $7,800 (6% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $137,800 after year two ($130,000 prior GLWB base + $7,800 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $187,800 ($137,800 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $10,800 (6% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $198,600 ($137,800 prior GLWB base + $50,000 purchase payment + $10,800 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $10,800 (6% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $209,400 ($198,600 prior GLWB base + $10,800 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,470 (5.0% of $209,400), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $209,400. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,470 (5.0% of $209,400), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,530 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,470 was $168,530 ($179,000 — $10,470). Upon the excess withdrawal, your GLWB base is set equal to $160,284, i.e. $209,400 x (1 — $39,530/$168,530). Because the GLWB base after adjustment for the excess withdrawal of $160,284 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $160,284.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $9,617 (6% of $160,284 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $169,901 ($160,284 prior GLWB base + $9,617 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $179,901 ($169,901 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $170,284 ($160,284 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $10,217 (6% of $170,284 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $190,118 ($169,901 prior GLWB base + $10,000 additional purchase payment + $10,217 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8503	100

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $10,217 (6% of $170,284 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $200,335 for year nine and $210,552 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $10,217 (6% of $170,284 Annual Credit Calculation Base) and your GLWB base after year eleven is $220,769 ($210,552 prior GLWB base + $10,217 annual credit).

GLWB Plus applied for between March 25, 2013 and May 1, 2013

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $6,000 credit on the first contract anniversary (6% of $100,000 Annual Credit Calculation Base) and your annual credit base is $106,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $7,800 (6% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $137,800 after year two ($130,000 prior GLWB base + $7,800 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $187,800 ($137,800 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $10,800 (6% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $198,600 ($137,800 prior GLWB base + $50,000 purchase payment + $10,800 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $10,800 (6% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $209,400 ($198,600 prior GLWB base + $10,800 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $9,423 (4.50% of $209,400), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $209,400. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $9,423 (4.50% of $209,400), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $40,577 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $9,423 was $169,577 ($179,000 — $9,423). Upon the excess withdrawal, your GLWB base is set equal to $159,294, i.e. $209,400 x (1 — $40,577/$169,577). Because the GLWB base after adjustment for the excess withdrawal of $159,294 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $159,294.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $9,558 (6% of $159,294 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $168,852 ($159,294 prior GLWB base + $9,558 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $178,852 ($168,852 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $169,294 ($159,294 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $10,158 (6% of $169,294 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $189,009 ($168,852 prior GLWB base + $10,000 additional purchase payment + $10,158 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8503	101

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $10,158 (6% of $169,294 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $199,167 for year nine and $209,325 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $10,158 (6% of $169,294 Annual Credit Calculation Base) and your GLWB base after year eleven is $219,482 ($209,325 prior GLWB base + $10,158 annual credit).

GLWB Plus applied for between December 3, 2012 and March 25, 2013

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $7,000 credit on the first contract anniversary (7% of $100,000 Annual Credit Calculation Base) and your annual credit base is $107,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $9,100 (7% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $139,100 after year two ($130,000 prior GLWB base + $9,100 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $189,100 ($139,100 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $12,600 (7% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $201,700 ($139,100 prior GLWB base + $50,000 purchase payment + $12,600 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $12,600 (7% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $214,300 ($201,700 prior GLWB base + $12,600 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,715 (5.00% of $214,300), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $214,300. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,715 (5.00% of $214,300), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,285 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,715 was $168,285 ($179,000 — $10,715). Upon the excess withdrawal, your GLWB base is set equal to $164,273, i.e. $214,300 x (1 — $39,285/$168,285). Because the GLWB base after adjustment for the excess withdrawal of $164,273 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $164,273.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $11,499 (7% of $164,273 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $175,772 ($164,273 prior GLWB base + $11,499 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $185,772 ($175,772 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $174,273 ($164,273 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $12,199 (7% of $174,273 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $197,971 ($175,772 prior GLWB base + $10,000 additional purchase payment + $12,199 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8503	102

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $12,199 (7% of $174,273 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $210,170 for year nine and $222,370 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $12,199 (7% of $174,273 Annual Credit Calculation Base) and your GLWB base after year eleven is $234,569 ($222,370 prior GLWB base + $12,199 annual credit).

GLWB Plus applied for between August 20, 2012 and December 3, 2012

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,960 (5.00% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,960 (5.00% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,040 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,960 was $168,040 ($179,000 — $10,960). Upon the excess withdrawal, your GLWB base is set equal to $168,274, i.e. $219,200 x (1 — $38,821/$167,821). Because the GLWB base after adjustment for the excess withdrawal of $168,274 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,274.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,462 (8% of $168,274 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $181,736 ($168,274 prior GLWB base + $13,462 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,736 ($181,736 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,274 ($168,274 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,262 (8% of $178,274 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $205,998 ($181,736 prior GLWB base + $10,000 additional purchase payment + $14,262 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8503	103

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,262 (8% of $178,274 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,260 for year nine and $234,522 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,262 (8% of $178,274 Annual Credit Calculation Base) and your GLWB base after year eleven is $248,784 ($234,522 prior GLWB base + $14,262 annual credit).

GLWB Plus applied for before August 20, 2012

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB Plus rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $11,179 (5.10% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $11,179 (5.10% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $38,821 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $11,179 was $167,821 ($179,000 — $11,179). Upon the excess withdrawal, your GLWB base is set equal to $168,494, i.e. $219,200 x (1 — $38,821/$167,821). Because the GLWB base after adjustment for the excess withdrawal of $168,494 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,494.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,480 (8% of $168,494 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $181,974 ($168,494 prior GLWB base + $13,480 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,974 ($181,974 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,494 ($168,494 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,280 (8% of $178,494 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $206,254 ($181,974 prior GLWB base + $10,000 additional purchase payment + $14,280 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8503	104

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,280 (8% of $178,494 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,534 for year nine and $234,814 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,280 (8% of $178,494 Annual Credit Calculation Base) and your GLWB base after year eleven is $249,094 ($234,814 prior GLWB base + $14,280 annual credit).

GLWB (2012)

Assume you purchase a contract with an initial purchase payment of $100,000 and select the GLWB (2012) rider. Further assume (i) the annuitant is age 65 at the time of purchase; (ii) you take a withdrawal of $1,000 in year five and one of $50,000 in year six and take no other withdrawals in the first ten years, (iii) you make an additional purchase payment of $50,000 in year three and one of $10,000 in year eight, (iv) during year one your Contract Value increases $30,000, net of contract expenses and charges, due to market performance, and (v) the market is flat, net of contract expenses and charges, over the next ten years of your contract. Your initial GLWB base and Annual Credit Calculation Base is $100,000. Since you took no withdrawals in years one, you receive a $8,000 credit on the first contract anniversary (8% of $100,000 Annual Credit Calculation Base) and your annual credit base is $108,000 after year one.

Your GLWB base is the greater of your annual credit base and your step-up base. Your Contract Value increased by $30,000 during year one due to market performance, so at the beginning of year two your GLWB base is set equal to the step-up base of $130,000, i.e. your then current Contract Value, which is greater than your annual credit base. Because your GLWB base was set equal to the step-up base, you start a new ten-year annual credit period, unless you chose to decline the step-up. Your Annual Credit Calculation Base is set equal to the GLWB base of $130,000. You receive an annual credit at the end of year two of $10,400 (8% of $130,000 Annual Credit Calculation Base). Your annual credit base and GLWB base are $140,400 after year two ($130,000 prior GLWB base + $10,400 annual credit).

At the start of year three, you make an additional purchase payment of $50,000, so your Annual Credit Calculation Base increases to $180,000 ($130,000 prior Annual Credit Calculation Base + $50,000 additional purchase payment). Your GLWB base immediately increases with the additional purchase payment to $190,400 ($140,400 prior GLWB base + $50,000 additional purchase payment). Your annual credit at the end of year three is $14,400 (8% of $180,000 Annual Credit Calculation Base). Your annual credit base after year three, therefore, is $204,800 ($140,400 prior GLWB base + $50,000 purchase payment + $14,400 annual credit), and your GLWB base is set equal to your annual credit base. Your Contract Value also increases to $180,000 with the additional purchase payment of $50,000.

In year four you take no withdrawals and make no additional purchase payments. Your annual credit for year four is $14,400 (8% of $180,000 Annual Credit Calculation Base), so your annual credit base, and, therefore, your GLWB base at the end of year four is $219,200 ($204,800 prior GLWB base + $14,400 annual credit).

In year five, when the annuitant is age 70 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $1,000. Your Contract Value is reduced to $179,000. Because your withdrawal is less than the maximum annual withdrawal, your GLWB base is not reduced by the withdrawal and remains $219,200. Further, because you took a withdrawal, you are not eligible for the annual credit in year five.

In year six, when the annuitant is age 71 and your maximum annual withdrawal amount under the rider is $10,960 (5% of $219,200), you take a withdrawal of $50,000. Because your withdrawal exceeds your maximum annual withdrawal amount, $39,040 of it is an excess withdrawal and you are not eligible for an annual credit at the end of year six. Your Contract Value after the allowed withdrawal of $10,960 was $168,040 ($179,000 — $10,960). Upon the excess withdrawal, your GLWB base is set equal to $168,274, i.e. $219,200 x (1 — $39,040/$168,040). Because the GLWB base after adjustment for the excess withdrawal of $168,274 is less than the Annual Credit Calculation Base of $180,000, the Annual Credit Calculation Base is set equal to the GLWB base of $168,274.

In year seven you take no withdrawals and make no additional purchase payments. Your annual credit for year seven is $13,462 (8% of $168,274 Annual Credit Calculation Base), so your annual credit base, and therefore, your GLWB base at the end of the year seven is $181,736 ($168,274 prior GLWB base + $13,462 annual credit).

At the start of year eight, you make an additional purchase payment of $10,000. Your GLWB base immediately increases with the additional purchase payment to $191,736 ($181,736 prior GLWB base + $10,000 additional purchase payment). Your Annual Credit Calculation Base increases to $178,274 ($168,274 prior Annual Credit Calculation Base + $10,000 additional purchase payment). Your annual credit at the end of year eight is $14,262 (8% of $178,274 Annual Credit Calculation Base). Your annual credit base at the end of year eight, therefore, is $205,998 ($181,736 prior GLWB base + $10,000 additional purchase payment + $14,262 annual credit), and your GLWB base is set equal to your annual credit base.

Form 8503	105

Since you take no more withdrawals and add no more purchase payments in years nine and ten, for each year, your annual credit will be $14,262 (8% of $178,274 Annual Credit Calculation Base). Furthermore, since the market is flat, your GLWB base increases each of those years by the amount of the annual credit to $220,260 for year nine and $234,522 for year ten.

You started a new ten-year annual credit period at the beginning of year two because your GLWB base was set equal to the step-up base so you are eligible for the annual credit in year eleven. Since you took no withdrawals or made no purchase payments in year eleven, you receive an annual credit of $14,262 (8% of $178,274 Annual Credit Calculation Base) and your GLWB base after year eleven is $248,784 ($234,522 prior GLWB base + $14,262 annual credit).

Form 8503	106

Statement of Additional Information Contents

Ohio National Life

Custodian

Independent Registered Public Accounting Firm

Underwriter

Calculation of Money Market Yield

Total Return

Financial Statements

1940 Act File Number 811-1978

1933 Act File Number 333-171785

Form 8503	107

Ohio National Variable Account A

of

The Ohio National Life Insurance Company

One Financial Way

Montgomery, Ohio 45242

Telephone 1-888-925-6446

ONcore Premier WF VA

Statement of Additional Information

May 1, 2014

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for Ohio National Variable Account A ("VAA") flexible purchase payment individual variable annuity contracts dated May 1, 2014. To get a free copy of the prospectus for VAA, write or call us at the above address.

TABLE OF CONTENTS

Ohio National Life	2
Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Calculation of Money Market Yield	2
Total Return	2

Ohio National Life

The Ohio National Life Insurance Company was organized under the laws of Ohio on September 9, 1909. We write life, accident and health insurance and annuities in 47 states, the District of Columbia and Puerto Rico. Currently we have assets of approximately $38.8 billion and equity of approximately $2.0 billion. Our home office is located at One Financial Way, Montgomery, Ohio 45242. We are a stock life insurance company ultimately wholly-owned by Ohio National Financial Services, Inc., which is wholly-owned by a mutual insurance holding company (Ohio National Mutual Holdings, Inc.). Our policyholders own the holding company.

Custodian

The Ohio National Life Insurance Company, the depositor, One Financial Way, Montgomery, Ohio 45242 , holds custody of VAA’s assets.

Independent Registered Public Accounting Firm

The financial statements of Ohio National Variable Account A and the consolidated financial statements and schedules of The Ohio National Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Underwriter

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAA, and the amounts retained by ONEQ, for each of the last three years have been:

Year	Aggregate Commissions	Retained Commissions
2013	$131,065,351	$29,723,497
2012	$157,888,643	$34,591,557
2011	$89,832,750	$19,517,109

Calculation of Money Market Yield

The annualized current yield of the Money Market subaccount is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.

Total Return

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

where:  P = a hypothetical initial payment of $1,000,

T = the average annual total return,

n = the number of years, and

ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

2

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, the $30 annual contract administration charge is equal to an annual percentage charge of 0.08%. There is no annual contract administration charge for contracts over $50,000. The effect of the waiver of that charge on contracts with total value more than $50,000 would be to increase the returns. The returns assume surrender of the contract and the waiver of deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

3

ABOUT THIS REPORT

This report is a presentation of the Ohio National Variable Account A. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in Ohio National Variable Account A.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value, contracts in accumulation period, annuity reserves for contracts in payment period and total contract owners’ equity. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in contract owners’ equity from operations for income and expenses shown on the statements of operations. In addition, the equity transactions section of this statement illustrates contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the net change in contract owners’ equity which, when added to the beginning contracts owners’ equity, equals contract owners’ equity at the end of the reporting period. The change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2013

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.:
Equity Subaccount
5,667,839 Shares (Cost $129,000,728)	$166,691,144	$166,430,176	$260,968	$166,691,144
Money Market Subaccount
22,596,232 Shares (Cost $225,962,315)	225,962,315	225,949,603	12,712	225,962,315
Bond Subaccount
8,838,649 Shares (Cost $119,113,045)	130,635,239	130,614,909	20,330	130,635,239
Omni Subaccount
873,914 Shares (Cost $13,689,630)	18,998,887	18,924,616	74,271	18,998,887
International Subaccount
12,022,373 Shares (Cost $128,944,468)	166,630,091	166,603,847	26,244	166,630,091
Capital Appreciation Subaccount
3,295,907 Shares (Cost $59,748,075)	102,964,124	102,950,748	13,376	102,964,124
International Small-Mid Company Subaccount
2,017,564 Shares (Cost $42,231,901)	60,587,455	60,584,819	2,636	60,587,455
Aggressive Growth Subaccount
2,143,304 Shares (Cost $18,603,653)	26,791,301	26,791,301	0	26,791,301
Small Cap Growth Subaccount
3,063,661 Shares (Cost $53,650,634)	69,391,932	69,374,234	17,698	69,391,932
Mid Cap Opportunity Subaccount
2,096,112 Shares (Cost $37,613,835)	59,194,204	59,168,272	25,932	59,194,204
S&P 500® Index Subaccount
12,207,709 Shares (Cost $178,227,389)	239,637,332	239,469,990	167,342	239,637,332
Strategic Value Subaccount
29,375,096 Shares (Cost $339,765,413)	384,520,012	384,518,294	1,718	384,520,012
High Income Bond Subaccount
18,166,403 Shares (Cost $222,728,677)	288,482,487	288,437,907	44,580	288,482,487
Capital Growth Subaccount
1,763,433 Shares (Cost $48,394,944)	70,590,239	70,590,239	0	70,590,239
Nasdaq-100® Index Subaccount
9,107,159 Shares (Cost $59,249,012)	84,241,220	84,228,284	12,936	84,241,220
Bristol Subaccount
11,858,420 Shares (Cost $137,462,435)	216,890,506	216,883,359	7,147	216,890,506
Bryton Growth Subaccount
8,753,260 Shares (Cost $104,869,959)	168,762,860	168,738,212	24,648	168,762,860
Balanced Subaccount
12,793,531 Shares (Cost $215,042,394)	230,539,435	230,430,723	108,712	230,539,435

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2013

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ohio National Fund, Inc.: (continued)
Target VIP Subaccount
3,687,043 Shares (Cost $42,470,040)	$50,512,487	$50,424,303	$88,184	$50,512,487
Bristol Growth Subaccount
7,824,941 Shares (Cost $72,608,160)	115,183,135	115,182,347	788	115,183,135
Fidelity® Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount
18,040 Shares (Cost $689,278)	1,030,825	1,030,825	0	1,030,825
VIP Equity-Income Subaccount
39,241 Shares (Cost $887,343)	913,931	913,931	0	913,931
VIP High Income Subaccount
12,524 Shares (Cost $89,792)	72,642	72,642	0	72,642
Janus Aspen Series - Institutional Shares:
Janus Subaccount
148,349 Shares (Cost $4,242,708)	5,073,538	5,068,049	5,489	5,073,538
Overseas Subaccount
53,157 Shares (Cost $1,955,160)	2,233,669	2,210,519	23,150	2,233,669
Global Research Subaccount (a)
61,227 Shares (Cost $2,005,403)	2,387,223	2,369,258	17,965	2,387,223
Balanced Subaccount
261,222 Shares (Cost $6,782,641)	7,907,186	7,858,359	48,827	7,907,186
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable All Cap Value Subaccount (b)
931,410 Shares (Cost $20,077,895)	23,238,668	23,237,643	1,025	23,238,668
ClearBridge Variable Equity Income Subaccount (b)
1,561,919 Shares (Cost $18,964,068)	22,429,152	22,429,152	0	22,429,152
ClearBridge Variable Large Cap Value Subaccount (b)
1,500,183 Shares (Cost $23,620,307)	28,728,497	28,728,497	0	28,728,497
Legg Mason Dynamic Multi-Strategy VIT Subaccount
76,456,031 Shares (Cost $892,547,596)	964,110,548	964,110,548	0	964,110,548
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
159,287 Shares (Cost $3,203,086)	4,165,354	4,165,354	0	4,165,354
Small Cap Value Subaccount
29,704 Shares (Cost $298,556)	318,128	318,128	0	318,128
Discovery Subaccount
144,552 Shares (Cost $1,929,715)	5,088,247	5,004,786	83,461	5,088,247

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2013

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
116,722 Shares (Cost $1,211,633)	$1,191,729	$1,191,729	$0	$1,191,729
U.S. Real Estate Subaccount
184,364 Shares (Cost $2,658,846)	2,901,897	2,882,944	18,953	2,901,897
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
19,479,576 Shares (Cost $211,443,518)	245,247,866	245,234,932	12,934	245,247,866
Structured U.S. Equity Subaccount
1,874,276 Shares (Cost $22,290,572)	30,963,036	30,935,971	27,065	30,963,036
Strategic Growth Subaccount
550,145 Shares (Cost $6,344,019)	9,704,565	9,704,565	0	9,704,565
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
19,468,884 Shares (Cost $396,484,625)	418,775,687	418,682,765	92,922	418,775,687
U.S. Small-Mid Cap Equity Subaccount
4,402,948 Shares (Cost $39,055,317)	38,349,675	38,334,827	14,848	38,349,675
U.S. Strategic Equity Subaccount
443,650 Shares (Cost $4,311,874)	5,332,672	5,332,672	0	5,332,672
International Equity Subaccount
47,456,454 Shares (Cost $480,342,878)	629,272,578	629,235,285	37,293	629,272,578
Multi-Asset Targeted Volatility Subaccount
7,238,970 Shares (Cost $81,008,278)	89,039,330	89,039,330	0	89,039,330
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
7,320,106 Shares (Cost $102,221,238)	147,426,939	147,390,901	36,038	147,426,939
Jennison Subaccount
524,395 Shares (Cost $12,670,254)	19,046,015	19,046,015	0	19,046,015
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
14,923,105 Shares (Cost $452,327,497)	531,262,540	531,159,993	102,547	531,262,540
VIP Contrafund® Subaccount
14,016,985 Shares (Cost $333,612,820)	473,353,581	473,252,731	100,850	473,353,581
VIP Growth Subaccount
887,615 Shares (Cost $35,439,889)	50,212,353	50,147,400	64,953	50,212,353
VIP Equity-Income Subaccount
7,285,424 Shares (Cost $148,790,274)	166,690,502	166,689,756	746	166,690,502

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2013

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Fidelity® Variable Insurance Products Fund - Service Class 2: (continued)
VIP Real Estate Subaccount
8,999,032 Shares (Cost $133,460,875)	$145,424,358	$145,423,781	$577	$145,424,358
VIP Target Volatility Subaccount
4,933,123 Shares (Cost $53,400,114)	55,152,314	55,152,314	0	55,152,314
Janus Aspen Series - Service Shares:
Janus Subaccount
721,784 Shares (Cost $16,103,736)	24,353,005	24,252,652	100,353	24,353,005
Global Research Subaccount (a)
703,364 Shares (Cost $20,270,189)	27,009,192	27,009,192	0	27,009,192
Balanced Subaccount
5,136,709 Shares (Cost $144,664,507)	162,936,422	162,936,422	0	162,936,422
Overseas Subaccount
6,362,875 Shares (Cost $263,672,046)	260,368,856	260,368,310	546	260,368,856
INTECH U.S. Low Volatility Subaccount
15,228,185 Shares (Cost $175,484,098)	186,545,269	186,545,269	0	186,545,269
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
1,375,821 Shares (Cost $22,705,258)	33,060,982	32,992,746	68,236	33,060,982
Mid Cap Value Subaccount
20,339,003 Shares (Cost $127,787,623)	214,983,266	214,919,369	63,897	214,983,266
AllianceBernstein Variable Product Series Fund, Inc. - Class B:
Growth & Income Subaccount
4,317 Shares (Cost $92,427)	118,684	118,684	0	118,684
Small Cap Growth Subaccount
1,996 Shares (Cost $21,730)	44,993	44,993	0	44,993
Dynamic Asset Allocation Subaccount
20,243,528 Shares (Cost $211,711,159)	236,444,404	236,444,404	0	236,444,404
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
1,856,752 Shares (Cost $30,743,839)	39,028,922	38,999,116	29,806	39,028,922
Investors Growth Stock Subaccount
993,633 Shares (Cost $11,474,044)	14,864,748	14,842,517	22,231	14,864,748
Mid Cap Growth Subaccount
3,800,093 Shares (Cost $23,266,058)	33,136,812	33,136,594	218	33,136,812
Total Return Subaccount
2,803,464 Shares (Cost $52,997,243)	64,816,084	64,816,084	0	64,816,084

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2013

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
48,216,081 Shares (Cost $646,235,036)	$607,522,624	$607,318,836	$203,788	$607,522,624
Total Return Subaccount
140,597,490 Shares (Cost $1,564,136,780)	1,543,760,445	1,543,516,870	243,575	1,543,760,445
Global Bond Subaccount
10,276,287 Shares (Cost $137,935,565)	126,809,385	126,752,339	57,046	126,809,385
CommodityRealReturn® Strategy Subaccount
26,081,986 Shares (Cost $195,177,303)	155,970,274	155,969,548	726	155,970,274
Global Diversified Allocation Subaccount
26,393,992 Shares (Cost $273,157,215)	275,289,332	275,289,332	0	275,289,332
Short-Term Subaccount
639,947 Shares (Cost $6,571,947)	6,572,259	6,572,259	0	6,572,259
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount
7,724 Shares (Cost $123,490)	202,979	202,979	0	202,979
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
881,419 Shares (Cost $33,324,930)	42,034,869	42,034,869	0	42,034,869
Royce Capital Fund - Investment Class:
Small-Cap Subaccount
37,710,739 Shares (Cost $384,486,065)	524,933,482	524,816,230	117,252	524,933,482
Micro-Cap Subaccount
9,795,258 Shares (Cost $104,701,567)	125,673,163	125,648,598	24,565	125,673,163
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
3,880,943 Shares (Cost $39,576,659)	39,546,813	39,543,887	2,926	39,546,813
U.S. Real Estate Subaccount
6,281,138 Shares (Cost $80,380,041)	98,362,616	98,327,773	34,843	98,362,616
Growth Subaccount
813,219 Shares (Cost $17,706,342)	24,713,726	24,688,322	25,404	24,713,726
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (note 4):
Invesco V.I. Comstock Series I Subaccount (b)
2,529 Shares (Cost $32,076)	44,889	44,889	0	44,889
Invesco V.I. International Growth Series II Subaccount
805,863 Shares (Cost $24,630,026)	28,108,517	28,107,409	1,108	28,108,517
Invesco V.I. Balanced-Risk Allocation Series II Subaccount
64,321,815 Shares (Cost $789,278,523)	784,726,140	784,723,259	2,881	784,726,140

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2013

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income Securities Subaccount
8,306,822 Shares (Cost $123,962,341)	$133,490,626	$133,490,626	$0	$133,490,626
Franklin Flex Cap Growth Securities Subaccount
4,797,672 Shares (Cost $57,105,837)	86,885,838	86,880,974	4,864	86,885,838
Templeton Foreign Securities Subaccount
11,075,392 Shares (Cost $148,908,817)	190,939,766	190,921,577	18,189	190,939,766
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
3,286,772 Shares (Cost $46,183,564)	59,819,251	59,817,401	1,850	59,819,251
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount
1,887,167 Shares (Cost $26,826,953)	35,440,992	35,440,992	0	35,440,992
Managed Volatility Fund II Subaccount
25,565,761 Shares (Cost $254,610,393)	288,893,104	288,893,104	0	288,893,104
Managed Tail Risk Fund II Subaccount
828,280 Shares (Cost $5,782,945)	5,855,938	5,855,938	0	5,855,938
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
33,094,798 Shares (Cost $328,788,536)	416,332,553	416,332,553	0	416,332,553
Structured U.S. Equity Subaccount
498,180 Shares (Cost $6,879,636)	8,244,878	8,244,878	0	8,244,878
Strategic Growth Subaccount
888,921 Shares (Cost $11,563,949)	15,653,890	15,653,890	0	15,653,890
Global Markets Navigator Subaccount
8,872,443 Shares (Cost $96,796,538)	101,766,919	101,766,919	0	101,766,919
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income Securities Subaccount
8,643,594 Shares (Cost $126,383,085)	141,409,196	141,409,196	0	141,409,196
Franklin Flex Cap Growth Securities Subaccount
13,257,957 Shares (Cost $153,016,722)	238,112,912	238,112,912	0	238,112,912
Templeton Foreign Securities Subaccount
25,677,901 Shares (Cost $338,221,481)	446,025,148	446,025,148	0	446,025,148
Franklin Templeton VIP Founding Funds Allocation Subaccount
5,667,332 Shares (Cost $39,998,245)	42,731,682	42,731,682	0	42,731,682

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Assets and Contract Owners’ Equity	December 31, 2013

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)	Annuity reserves for contracts in payment period	Total contract owners’ equity
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
38,070,333 Shares (Cost $367,839,325)	$504,378,620	$504,378,620	$0	$504,378,620
VIP Global Natural Resources Subaccount
12,387,711 Shares (Cost $67,489,169)	67,301,198	67,301,198	0	67,301,198
VIP Science and Technology Subaccount
3,192,783 Shares (Cost $61,413,583)	84,876,634	84,876,634	0	84,876,634
Northern Lights Variable Trust - Class II:
TOPS® Managed Risk Balanced ETF Subaccount (a)
42,520,606 Shares (Cost $451,308,979)	487,711,351	487,711,351	0	487,711,351
TOPS® Managed Risk Moderate Growth ETF Subaccount (a)
63,376,094 Shares (Cost $675,283,980)	754,175,513	754,175,513	0	754,175,513
TOPS® Managed Risk Growth ETF Subaccount (a)
64,819,263 Shares (Cost $654,424,575)	759,033,571	759,033,571	0	759,033,571

Totals	$17,555,314,382	$17,552,690,213	$2,624,169	$17,555,314,382

(a)	Name change was effective May 1, 2013:

Global Research Subaccount formerly known as Worldwide Subaccount

TOPS® Managed Risk Balanced ETF Subaccount formerly known as TOPS™ Protected Balanced ETF Subaccount

TOPS® Managed Risk Moderate Growth ETF Subaccount formerly known as TOPS™ Protected Moderate Growth ETF Subaccount

TOPS® Managed Risk Growth ETF Subaccount formerly known as TOPS™ Protected Growth ETF Subaccount

(b)	Name change was effective April 29, 2013:

ClearBridge Variable All Cap Value Subaccount formerly known as Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount

ClearBridge Variable Equity Income Subaccount formerly known as Legg Mason ClearBridge Variable Equity Income Builder Subaccount

ClearBridge Variable Large Cap Value Subaccount formerly known as Legg Mason ClearBridge Variable Large Cap Value Subaccount

Invesco V.I. Comstock Series I subaccount formerly known as Invesco Van Kampen V.I. Comstock Series I Subaccount

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2013

	Ohio National Fund, Inc.
	Equity Subaccount	Money Market Subaccount	Bond Subaccount	Omni Subaccount	International Subaccount	Capital Appreciation Subaccount
	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$1,379,024	$0	$0	$181,447	$0	$406,430
Risk and administrative expense (note 2)	(1,999,425)	(2,865,905)	(1,674,583)	(216,632)	(2,065,286)	(1,242,897)

Net investment activity	(620,401)	(2,865,905)	(1,674,583)	(35,185)	(2,065,286)	(836,467)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	3,898,731	1,500	5,967,368	815,788	5,656,738	8,759,628
Unrealized gain (loss)	44,248,161	0	(8,448,470)	3,712,744	12,581,360	19,185,664

Net gain (loss) on investments	48,146,892	1,500	(2,481,102)	4,528,532	18,238,098	27,945,292

Net increase (decrease) in contract owners’ equity from operations	$47,526,491	$(2,864,405)	$(4,155,685)	$4,493,347	$16,172,812	$27,108,825

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2013

	Ohio National Fund, Inc.
	Millennium Subaccount	International Small-Mid Company Subaccount	Aggressive Growth Subaccount	Small Cap Growth Subaccount	Mid Cap Opportunity Subaccount	S&P 500® Index Subaccount
	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$0	$0	$0	$0	$0	$2,744,573
Risk and administrative expense (note 2)	(199,650)	(707,608)	(296,167)	(457,821)	(689,885)	(2,353,384)

Net investment activity	(199,650)	(707,608)	(296,167)	(457,821)	(689,885)	391,189

Reinvested capital gains	399,181	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	9,095,534	2,526,717	1,600,905	2,924,867	4,031,934	9,848,335
Unrealized gain (loss)	(3,294,752)	10,875,548	4,852,840	10,492,552	10,818,809	38,080,051

Net gain (loss) on investments	5,800,782	13,402,265	6,453,745	13,417,419	14,850,743	47,928,386

Net increase (decrease) in contract owners’ equity from operations	$6,000,313	$12,694,657	$6,157,578	$12,959,598	$14,160,858	$48,319,575

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2013

	Ohio National Fund, Inc.
	Strategic Value Subaccount	High Income Bond Subaccount	Capital Growth Subaccount	Nasdaq-100® Index Subaccount	Bristol Subaccount	Bryton Growth Subaccount
	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$9,209,458	$0	$0	$553,991	$986,805	$0
Risk and administrative expense (note 2)	(3,884,411)	(3,687,444)	(761,241)	(867,915)	(2,717,395)	(2,087,602)

Net investment activity	5,325,047	(3,687,444)	(761,241)	(313,924)	(1,730,590)	(2,087,602)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	6,113,668	16,080,232	3,800,378	7,077,606	17,558,236	13,969,182
Unrealized gain (loss)	42,492,813	3,611,693	11,363,460	13,685,706	53,743,391	40,875,836

Net gain (loss) on investments	48,606,481	19,691,925	15,163,838	20,763,312	71,301,627	54,845,018

Net increase (decrease) in contract owners’ equity from operations	$53,931,528	$16,004,481	$14,402,597	$20,449,388	$69,571,037	$52,757,416

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2013

	Ohio National Fund, Inc.
	U.S. Equity Subaccount	Balanced Subaccount	Income Opportunity Subaccount	Target VIP Subaccount	Target Equity/Income Subaccount	Bristol Growth Subaccount
	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$89,198	$1,558,808	$59,592	$192,738	$359,725	$449,487
Risk and administrative expense (note 2)	(220,304)	(1,651,629)	(98,323)	(303,654)	(284,665)	(1,440,934)

Net investment activity	(131,106)	(92,821)	(38,731)	(110,916)	75,060	(991,447)

Reinvested capital gains	0	0	1,033,217	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	5,251,848	1,908,220	1,184,377	880,942	4,333,517	9,450,851
Unrealized gain (loss)	(698,791)	12,545,524	(624,968)	6,556,045	1,029,491	26,360,021

Net gain (loss) on investments	4,553,057	14,453,744	559,409	7,436,987	5,363,008	35,810,872

Net increase (decrease) in contract owners’ equity from operations	$4,421,951	$14,360,923	$1,553,895	$7,326,071	$5,438,068	$34,819,425

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2013

	Fidelity® Variable Insurance Products Fund - Initial Class			Janus Aspen Series - Institutional Shares
	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP High Income Subaccount	Janus Subaccount	Overseas Subaccount	Global Research Subaccount	Balanced Subaccount
	2013	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$2,647	$21,422	$4,286	$37,666	$69,905	$27,078	$114,856
Risk and administrative expense (note 2)	(12,421)	(10,780)	(956)	(62,199)	(27,907)	(28,707)	(94,047)

Net investment activity	(9,774)	10,642	3,330	(24,533)	41,998	(1,629)	20,809

Reinvested capital gains	630	56,587	0	0	0	0	425,912

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	39,688	(324)	(1,955)	50,816	24,126	23,813	125,928
Unrealized gain (loss)	256,329	124,456	1,932	1,200,077	205,824	516,811	734,010

Net gain (loss) on investments	296,017	124,132	(23)	1,250,893	229,950	540,624	859,938

Net increase (decrease) in contract owners’ equity from operations	$286,873	$191,361	$3,307	$1,226,360	$271,948	$538,995	$1,306,659

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2013

	Legg Mason Partners Variable Equity Trust - Class I				Wells Fargo Advantage Variable Trust Funds
	ClearBridge Variable All Cap Value Subaccount	ClearBridge Variable Equity Income Subaccount	ClearBridge Variable Large Cap Value Subaccount	Legg Mason Dynamic Multi-Strategy VIT Subaccount	Opportunity Subaccount	Small Cap Value Subaccount	Discovery Subaccount
	2013	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$294,452	$347,077	$425,996	$8,582,246	$7,865	$2,224	$333
Risk and administrative expense (note 2)	(243,486)	(221,934)	(275,195)	(6,150,762)	(49,853)	(4,334)	(61,948)

Net investment activity	50,966	125,143	150,801	2,431,484	(41,988)	(2,110)	(61,615)

Reinvested capital gains	1,554,673	0	1,271,024	605,615	0	0	129,338

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	699,752	878,376	1,191,813	4,890,093	73,798	338	504,672
Unrealized gain (loss)	2,550,117	2,820,586	3,292,453	67,649,636	968,847	40,078	1,057,376

Net gain (loss) on investments	3,249,869	3,698,962	4,484,266	72,539,729	1,042,645	40,416	1,562,048

Net increase (decrease) in contract owners’ equity from operations	$4,855,508	$3,824,105	$5,906,091	$75,576,828	$1,000,657	$38,306	$1,629,771

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2013

	The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF)		Goldman Sachs Variable Insurance Trust - Institutional Shares
	Core Plus Fixed Income Subaccount	U.S. Real Estate Subaccount	Large Cap Value Subaccount	Structured U.S. Equity Subaccount	Strategic Growth Subaccount
	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$48,779	$35,754	$2,839,010	$330,232	$36,317
Risk and administrative expense (note 2)	(17,986)	(40,620)	(3,225,488)	(379,006)	(126,237)

Net investment activity	30,793	(4,866)	(386,478)	(48,774)	(89,920)

Reinvested capital gains	0	0	27,123,815	0	341,178

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(227)	124,477	12,251,925	1,537,332	1,062,142
Unrealized gain (loss)	(52,576)	(60,951)	28,692,977	7,451,839	1,292,595

Net gain (loss) on investments	(52,803)	63,526	40,944,902	8,989,171	2,354,737

Net increase (decrease) in contract owners’ equity from operations	$(22,010)	$58,660	$67,682,239	$8,940,397	$2,605,995

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2013

	Lazard Retirement Series, Inc. - Service Shares					The Prudential Series Fund, Inc. - Class II
	Emerging Markets Equity Subaccount	U.S. Small-Mid Cap Equity Subaccount	U.S. Strategic Equity Subaccount	International Equity Subaccount	Multi-Asset Targeted Volatility Subaccount	Jennison 20/20 Focus Subaccount	Jennison Subaccount
	2013	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$5,725,678	$0	$43,905	$7,808,244	$250,884	$0	$0
Risk and administrative expense (note 2)	(4,736,453)	(450,342)	(57,511)	(7,611,522)	(737,712)	(1,812,140)	(206,121)

Net investment activity	989,225	(450,342)	(13,606)	196,722	(486,828)	(1,812,140)	(206,121)

Reinvested capital gains	2,382,809	4,389,863	488,957	0	1,768,002	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	5,391,382	(401,278)	160,536	17,595,633	625,028	6,513,086	1,146,502
Unrealized gain (loss)	(16,538,596)	6,293,589	380,791	86,577,818	7,529,338	29,224,514	4,072,093

Net gain (loss) on investments	(11,147,214)	5,892,311	541,327	104,173,451	8,154,366	35,737,600	5,218,595

Net increase (decrease) in contract owners’ equity from operations	$(7,775,180)	$9,831,832	$1,016,678	$104,370,173	$9,435,540	$33,925,460	$5,012,474

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2013

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount	VIP Contrafund® Subaccount	VIP Growth Subaccount	VIP Equity- Income Subaccount	VIP Real Estate Subaccount	VIP Target Volatility Subaccount
	2013	2013	2013	2013	2013	2013 (a)
Investment activity:
Reinvested dividends	$1,330,713	$3,571,440	$20,088	$3,551,500	$2,373,547	$323,309
Risk and administrative expense (note 2)	(6,305,624)	(5,409,511)	(516,843)	(1,904,891)	(1,841,469)	(203,791)

Net investment activity	(4,974,911)	(1,838,071)	(496,755)	1,646,609	532,078	119,518

Reinvested capital gains	63,818,317	125,070	30,569	10,437,380	6,781,973	870,079

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	14,969,798	16,514,464	2,061,938	3,907,892	6,686,979	62,940
Unrealized gain (loss)	67,979,187	93,434,975	10,346,160	18,182,767	(13,756,896)	1,752,200

Net gain (loss) on investments	82,948,985	109,949,439	12,408,098	22,090,659	(7,069,917)	1,815,140

Net increase (decrease) in contract owners’ equity from operations	$141,792,391	$108,236,438	$11,941,912	$34,174,648	$244,134	$2,804,737

(a)	Period from February 20, 2013, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2013

	Janus Aspen Series - Service Shares					J.P. Morgan Insurance Trust - Class I
	Janus Subaccount	Global Research Subaccount	Balanced Subaccount	Overseas Subaccount	INTECH U.S. Low Volatility Subaccount	Small Cap Core Subaccount	Mid Cap Value Subaccount
	2013	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$148,547	$310,959	$1,906,839	$7,801,142	$1,234,808	$120,647	$1,879,999
Risk and administrative expense (note 2)	(294,482)	(360,062)	(1,813,751)	(3,304,409)	(1,058,123)	(311,686)	(2,406,186)

Net investment activity	(145,935)	(49,103)	93,088	4,496,733	176,685	(191,039)	(526,187)

Reinvested capital gains	0	0	7,570,798	0	478,194	0	2,020,294

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,183,502	2,356,944	2,220,512	(5,446,258)	751,053	2,431,568	14,932,778
Unrealized gain (loss)	4,607,225	3,893,322	13,907,347	32,007,692	11,143,636	5,859,975	32,562,541

Net gain (loss) on investments	5,790,727	6,250,266	16,127,859	26,561,434	11,894,689	8,291,543	47,495,319

Net increase (decrease) in contract owners’ equity from operations	$5,644,792	$6,201,163	$23,791,745	$31,058,167	$12,549,568	$8,100,504	$48,989,426

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2013

	AllianceBernstein Variable Product Series Fund, Inc. - Class B			MFS® Variable Insurance Trust - Service Class
	Growth & Income Subaccount	Small Cap Growth Subaccount	Dynamic Asset Allocation Subaccount	New Discovery Subaccount	Investors Growth Stock Subaccount	Mid Cap Growth Subaccount	Total Return Subaccount
	2013	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$1,175	$0	$535,091	$0	$60,155	$0	$1,045,873
Risk and administrative expense (note 2)	(1,473)	(524)	(2,640,413)	(368,963)	(156,866)	(357,985)	(780,074)

Net investment activity	(298)	(524)	(2,105,322)	(368,963)	(96,711)	(357,985)	265,799

Reinvested capital gains	0	6,064	738,056	249,499	452,068	109,732	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	347	283	2,007,387	1,161,678	870,965	1,653,990	1,808,223
Unrealized gain (loss)	30,196	7,781	19,049,526	8,138,546	1,892,212	6,972,439	7,510,528

Net gain (loss) on investments	30,543	8,064	21,056,913	9,300,224	2,763,177	8,626,429	9,318,751

Net increase (decrease) in contract owners’ equity from operations	$30,245	$13,604	$19,689,647	$9,180,760	$3,118,534	$8,378,176	$9,584,550

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2013

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount	Total Return Subaccount	Global Bond Subaccount	Commodity RealReturn® Strategy Subaccount	Global Diversified Allocation Subaccount	Short- Term Subaccount
	2013	2013	2013	2013	2013	2013 (b)
Investment activity:
Reinvested dividends	$10,720,241	$36,224,784	$2,501,677	$2,886,766	$9,074,204	$5,148
Risk and administrative expense (note 2)	(8,184,738)	(21,460,942)	(2,853,342)	(2,212,404)	(2,495,772)	(9,141)

Net investment activity	2,535,503	14,763,842	(351,665)	674,362	6,578,432	(3,993)

Reinvested capital gains	4,764,755	13,211,016	895,893	0	8,046,649	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	192,877	4,583,254	(8,863,080)	(13,114,184)	1,011,825	(193)
Unrealized gain (loss)	(77,053,821)	(88,069,796)	(13,938,981)	(16,308,634)	2,075,262	311

Net gain (loss) on investments	(76,860,944)	(83,486,542)	(22,802,061)	(29,422,818)	3,087,087	118

Net increase (decrease) in contract owners’ equity from operations	$(69,560,686)	$(55,511,684)	$(22,257,833)	$(28,748,456)	$17,712,168	$(3,875)

(b)	Period from November 1, 2013, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2013

	Calvert Variable Series, Inc.	Dreyfus Variable Investment Fund - Service Shares	Royce Capital Fund - Investment Class		The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)
	VP SRI Equity Subaccount	Appreciation Subaccount	Small-Cap Subaccount	Micro-Cap Subaccount	Core Plus Fixed Income Subaccount	U.S. Real Estate Subaccount	Growth Subaccount
	2013	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$148	$758,677	$5,216,488	$609,135	$1,055,357	$838,020	$43,398
Risk and administrative expense (note 2)	(2,223)	(580,263)	(6,276,346)	(1,574,144)	(434,444)	(1,288,718)	(276,552)

Net investment activity	(2,075)	178,414	(1,059,858)	(965,009)	620,913	(450,698)	(233,154)

Reinvested capital gains	12,182	112,504	27,114,154	3,192,246	0	0	795,233

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	12,572	3,114,999	26,693,366	2,899,451	190,413	3,842,351	1,749,186
Unrealized gain (loss)	26,032	4,467,256	85,904,830	16,319,384	(1,366,380)	(2,803,864)	5,731,694

Net gain (loss) on investments	38,604	7,582,255	112,598,196	19,218,835	(1,175,967)	1,038,487	7,480,880

Net increase (decrease) in contract owners’ equity from operations	$48,711	$7,873,173	$138,652,492	$21,446,072	$(555,054)	$587,789	$8,042,959

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2013

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)			Franklin Templeton Variable Insurance Products Trust - Class 2			Neuberger Berman Advisers Management Trust - S Class
	Invesco V.I. Comstock Series I Subaccount	Invesco V.I. International Growth Series II Subaccount	Invesco V.I. Balanced- Risk Allocation Series II Subaccount	Franklin Income Securities Subaccount	Franklin Flex Cap Growth Securities Subaccount	Templeton Foreign Securities Subaccount	AMT Mid Cap Intrinsic Value Subaccount
	2013	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$668	$257,650	$13,986,801	$8,390,346	$3,312	$4,345,587	$516,777
Risk and administrative expense (note 2)	(354)	(292,964)	(11,195,628)	(1,667,001)	(1,066,259)	(2,318,678)	(745,843)

Net investment activity	314	(35,314)	2,791,173	6,723,345	(1,062,947)	2,026,909	(229,066)

Reinvested capital gains	0	0	26,546,830	0	226,879	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	86	356,765	605,082	935,722	5,844,520	5,124,657	2,525,371
Unrealized gain (loss)	11,194	3,405,081	(29,090,457)	7,599,592	20,375,467	28,196,403	14,731,633

Net gain (loss) on investments	11,280	3,761,846	(28,485,375)	8,535,314	26,219,987	33,321,060	17,257,004

Net increase (decrease) in contract owners’ equity from operations	$11,594	$3,726,532	$852,628	$15,258,659	$25,383,919	$35,347,969	$17,027,938

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2013

	Federated Insurance Series - Service Shares			Goldman Sachs Variable Insurance Trust - Service Shares
	Kaufmann Fund II Subaccount	Managed Volatility Fund II Subaccount	Managed Tail Risk Fund II Subaccount	Large Cap Value Subaccount	Structured U.S. Equity Subaccount	Strategic Growth Subaccount	Global Markets Navigator Subaccount
	2013	2013	2013 (b)	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$0	$4,125,825	$0	$3,789,008	$64,148	$22,740	$43,861
Risk and administrative expense (note 2)	(358,821)	(2,480,095)	(4,643)	(5,541,881)	(56,065)	(178,808)	(741,043)

Net investment activity	(358,821)	1,645,730	(4,643)	(1,752,873)	8,083	(156,068)	(697,182)

Reinvested capital gains	2,198,315	0	0	46,203,095	0	541,730	2,397,997

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,485,160	2,626,069	(137)	36,084,503	217,524	824,093	409,241
Unrealized gain (loss)	5,459,448	31,044,283	72,993	33,330,780	1,048,447	2,409,812	4,239,051

Net gain (loss) on investments	6,944,608	33,670,352	72,856	69,415,283	1,265,971	3,233,905	4,648,292

Net increase (decrease) in contract owners’ equity from operations	$8,784,102	$35,316,082	$68,213	$113,865,505	$1,274,054	$3,619,567	$6,349,107

(b)	Period from November 1, 2013, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2013

	Franklin Templeton Variable Insurance Products Trust - Class 4				Ivy Funds Variable Insurance Portfolios, Inc.
	Franklin Income Securities Subaccount	Franklin Flex Cap Growth Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	VIP Asset Strategy Subaccount	VIP Global Natural Resources Subaccount	VIP Science and Technology Subaccount
	2013	2013	2013	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$7,998,309	$0	$9,658,818	$3,756,462	$5,923,944	$0	$0
Risk and administrative expense (note 2)	(1,647,119)	(2,908,721)	(5,340,996)	(465,967)	(6,017,995)	(944,803)	(739,619)

Net investment activity	6,351,190	(2,908,721)	4,317,822	3,290,495	(94,051)	(944,803)	(739,619)

Reinvested capital gains	0	622,438	0	6,220,495	0	0	3,064,869

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	2,625,698	16,519,937	13,762,895	604,909	18,490,010	(1,183,604)	4,081,248
Unrealized gain (loss)	6,017,726	54,138,904	62,334,983	(2,804,670)	79,681,073	6,715,455	19,190,486

Net gain (loss) on investments	8,643,424	70,658,841	76,097,878	(2,199,761)	98,171,083	5,531,851	23,271,734

Net increase (decrease) in contract owners’ equity from operations	$14,994,614	$68,372,558	$80,415,700	$7,311,229	$98,077,032	$4,587,048	$25,596,984

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Operations	For the Period Ended December 31, 2013

	Northern Lights Variable Trust - Class II
	TOPS® Managed Risk Balanced ETF Subaccount	TOPS® Managed Risk Moderate Growth ETF Subaccount	TOPS® Managed Risk Growth ETF Subaccount	Total Subaccounts
	2013	2013	2013	2013
Investment activity:
Reinvested dividends	$3,482,456	$5,688,225	$6,018,968	$219,451,912
Risk and administrative expense (note 2)	(5,526,433)	(8,621,851)	(8,690,185)	(204,658,354)

Net investment activity	(2,043,977)	(2,933,626)	(2,671,217)	14,793,558

Reinvested capital gains	0	0	0	281,826,174

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	3,682,875	10,551,842	7,370,583	423,239,443
Unrealized gain (loss)	24,493,871	59,078,867	82,430,242	1,344,942,007

Net gain (loss) on investments	28,176,746	69,630,709	89,800,825	1,768,181,450

Net increase (decrease) in contract owners’ equity from operations	$26,132,769	$66,697,083	$87,129,608	$2,064,801,182

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Ohio National Fund, Inc.
	Equity Subaccount		Money Market Subaccount		Bond Subaccount		Omni Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(620,401)	$67,970	$(2,865,905)	$(2,798,560)	$(1,674,583)	$(1,836,570)	$(35,185)	$10,333
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	3,898,731	(2,873,821)	1,500	350	5,967,368	5,927,020	815,788	245,084
Unrealized gain (loss)	44,248,161	21,988,832	0	0	(8,448,470)	3,906,895	3,712,744	1,494,283

Net increase (decrease) in contract owners’ equity from operations	47,526,491	19,182,981	(2,864,405)	(2,798,210)	(4,155,685)	7,997,345	4,493,347	1,749,700

Equity transactions:
Contract purchase payments (note 1)	2,940,012	3,293,090	22,745,747	12,378,474	3,033,275	4,915,686	651,782	478,574
Extra credit fund deposit (note 1)	8,478	6,069	55,335	32,033	6,114	17,830	1,173	2,272
Transfers (to) and from other subaccounts	(11,203,360)	(7,963,028)	34,872,727	12,270,447	(288,358)	7,641,327	(446,185)	(516,178)
Transfers (to) and from fixed dollar contract	(366,838)	(109,193)	1,619,550	(2,110,687)	159,385	3,205,858	(194,044)	(55,595)
Withdrawals and surrenders	(8,617,735)	(9,409,127)	(34,482,481)	(30,215,711)	(7,781,895)	(7,225,159)	(1,443,607)	(1,355,020)
Surrender charges (note 2)	(18,603)	(37,809)	(129,977)	(177,154)	(38,030)	(48,078)	(5,354)	(6,452)
Annual contract charges (note 2)	(1,225,895)	(1,185,437)	(2,326,523)	(2,142,901)	(1,153,037)	(1,289,120)	(82,947)	(83,047)
Annuity and death benefit payments	(4,276,518)	(4,035,671)	(10,073,044)	(9,608,150)	(3,562,045)	(5,458,197)	(710,193)	(592,767)

Net equity transactions	(22,760,459)	(19,441,106)	12,281,334	(19,573,649)	(9,624,591)	1,760,147	(2,229,375)	(2,128,213)

Net change in contract owners’ equity	24,766,032	(258,125)	9,416,929	(22,371,859)	(13,780,276)	9,757,492	2,263,972	(378,513)
Contract owners’ equity:
Beginning of period	141,925,112	142,183,237	216,545,386	238,917,245	144,415,515	134,658,023	16,734,915	17,113,428

End of period	$166,691,144	$141,925,112	$225,962,315	$216,545,386	$130,635,239	$144,415,515	$18,998,887	$16,734,915

Change in units:
Beginning units	15,668,730	17,924,093	18,402,458	20,031,548	8,153,185	8,000,165	1,182,187	1,314,536

Units purchased	665,327	876,747	17,181,821	12,444,485	2,203,827	2,620,980	112,604	103,051
Units redeemed	(2,862,199)	(3,132,110)	(16,079,750)	(14,073,575)	(2,739,367)	(2,467,960)	(253,699)	(235,400)

Ending units	13,471,858	15,668,730	19,504,529	18,402,458	7,617,645	8,153,185	1,041,092	1,182,187

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Ohio National Fund, Inc.
	International Subaccount		Capital Appreciation Subaccount		Millennium Subaccount		International Small-Mid Company Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,065,286)	$(2,025,028)	$(836,467)	$(634,240)	$(199,650)	$(195,990)	$(707,608)	$(631,331)
Reinvested capital gains	0	0	0	0	399,181	0	0	0
Realized gain (loss)	5,656,738	3,386,296	8,759,628	5,058,208	9,095,534	806,971	2,526,717	1,080,213
Unrealized gain (loss)	12,581,360	25,830,000	19,185,664	8,640,980	(3,294,752)	648,745	10,875,548	8,638,559

Net increase (decrease) in contract owners’ equity from operations	16,172,812	27,191,268	27,108,825	13,064,948	6,000,313	1,259,726	12,694,657	9,087,441

Equity transactions:
Contract purchase payments (note 1)	2,670,889	2,079,472	2,632,111	1,904,443	527,845	229,516	1,368,161	1,176,903
Extra credit fund deposit (note 1)	6,765	12,529	8,799	13,004	2,247	1,038	6,332	3,513
Transfers (to) and from other subaccounts	6,204,274	(6,878,285)	(4,389,273)	(5,555,115)	(19,387,246)	(919,289)	(933,713)	(892,451)
Transfers (to) and from fixed dollar contract	(60,573)	(149,821)	151,303	7,714	(162,728)	(51,880)	466,445	724,200
Withdrawals and surrenders	(9,245,702)	(9,563,961)	(5,310,169)	(5,883,582)	(1,132,412)	(1,345,524)	(2,087,450)	(2,086,503)
Surrender charges (note 2)	(13,002)	(49,305)	(12,130)	(26,812)	(7,546)	(7,666)	(17,418)	(18,524)
Annual contract charges (note 2)	(1,501,307)	(1,518,876)	(748,034)	(685,742)	(83,511)	(85,524)	(531,464)	(512,294)
Annuity and death benefit payments	(5,072,999)	(4,582,686)	(3,466,755)	(2,163,518)	(298,407)	(290,767)	(1,169,511)	(1,090,377)

Net equity transactions	(7,011,655)	(20,650,933)	(11,134,148)	(12,389,608)	(20,541,758)	(2,470,096)	(2,898,618)	(2,695,533)

Net change in contract owners’ equity	9,161,157	6,540,335	15,974,677	675,340	(14,541,445)	(1,210,370)	9,796,039	6,391,908
Contract owners’ equity:
Beginning of period	157,468,934	150,928,599	86,989,447	86,314,107	14,541,445	15,751,815	50,791,416	44,399,508

End of period	$166,630,091	$157,468,934	$102,964,124	$86,989,447	$0	$14,541,445	$60,587,455	$50,791,416

Change in units:
Beginning units	14,425,425	16,403,782	3,839,409	4,401,706	1,284,003	1,501,184	3,067,845	3,224,012

Units purchased	1,828,829	1,207,406	470,032	325,719	198,952	85,643	404,957	540,539
Units redeemed	(2,388,407)	(3,185,763)	(839,733)	(888,016)	(1,482,955)	(302,824)	(564,839)	(696,706)

Ending units	13,865,847	14,425,425	3,469,708	3,839,409	0	1,284,003	2,907,963	3,067,845

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Ohio National Fund, Inc.
	Aggressive Growth Subaccount		Small Cap Growth Subaccount		Mid Cap Opportunity Subaccount		S&P 500® Index Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(296,167)	$(249,437)	$(457,821)	$(285,825)	$(689,885)	$(553,208)	$391,189	$306,430
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	1,600,905	722,688	2,924,867	1,760,608	4,031,934	1,956,004	9,848,335	4,815,434
Unrealized gain (loss)	4,852,840	3,005,194	10,492,552	1,914,072	10,818,809	5,625,637	38,080,051	11,402,883

Net increase (decrease) in contract owners’ equity from operations	6,157,578	3,478,445	12,959,598	3,388,855	14,160,858	7,028,433	48,319,575	16,524,747

Equity transactions:
Contract purchase payments (note 1)	2,095,342	1,092,886	5,125,686	695,365	2,009,183	2,721,929	24,796,700	6,737,562
Extra credit fund deposit (note 1)	4,851	1,386	8,589	6,466	3,532	2,573	9,820	2,408
Transfers (to) and from other subaccounts	(2,160,392)	2,724,569	30,638,564	(676,628)	660,484	711,081	28,304,996	18,959,572
Transfers (to) and from fixed dollar contract	189,107	155,022	(298,777)	931,290	533,417	230,516	1,906,580	874,229
Withdrawals and surrenders	(824,150)	(1,067,118)	(1,488,630)	(1,068,185)	(2,501,828)	(2,720,293)	(5,597,781)	(5,246,830)
Surrender charges (note 2)	(9,670)	(12,528)	(8,187)	(9,912)	(8,784)	(12,828)	(24,967)	(38,859)
Annual contract charges (note 2)	(225,325)	(191,564)	(339,256)	(232,162)	(430,357)	(357,351)	(1,638,683)	(1,183,056)
Annuity and death benefit payments	(696,765)	(362,024)	(787,790)	(395,394)	(1,236,645)	(901,617)	(4,541,206)	(2,522,552)

Net equity transactions	(1,627,002)	2,340,629	32,850,199	(749,160)	(970,998)	(325,990)	43,215,459	17,582,474

Net change in contract owners’ equity	4,530,576	5,819,074	45,809,797	2,639,695	13,189,860	6,702,443	91,535,034	34,107,221
Contract owners’ equity:
Beginning of period	22,260,725	16,441,651	23,582,135	20,942,440	46,004,344	39,301,901	148,102,298	113,995,077

End of period	$26,791,301	$22,260,725	$69,391,932	$23,582,135	$59,194,204	$46,004,344	$239,637,332	$148,102,298

Change in units:
Beginning units	2,918,190	2,651,431	2,551,707	2,626,683	2,638,917	2,634,919	10,859,140	9,396,373

Units purchased	599,194	932,106	3,411,549	810,927	604,327	526,041	5,077,090	3,500,200
Units redeemed	(900,088)	(665,347)	(888,388)	(885,903)	(619,431)	(522,043)	(2,338,906)	(2,037,433)

Ending units	2,617,296	2,918,190	5,074,868	2,551,707	2,623,813	2,638,917	13,597,324	10,859,140

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Ohio National Fund, Inc.
	Strategic Value Subaccount		High Income Bond Subaccount		Capital Growth Subaccount		Nasdaq-100® Index Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$5,325,047	$1,894,862	$(3,687,444)	$(3,590,445)	$(761,241)	$(625,518)	$(313,924)	$(332,457)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	6,113,668	1,622,829	16,080,232	13,649,156	3,800,378	2,651,110	7,077,606	4,526,809
Unrealized gain (loss)	42,492,813	(1,095,018)	3,611,693	23,089,428	11,363,460	3,244,948	13,685,706	3,595,350

Net increase (decrease) in contract owners’ equity from operations	53,931,528	2,422,673	16,004,481	33,148,139	14,402,597	5,270,540	20,449,388	7,789,702

Equity transactions:
Contract purchase payments (note 1)	9,532,731	5,838,698	9,501,847	12,342,651	5,415,270	2,797,223	3,600,075	1,964,360
Extra credit fund deposit (note 1)	14,800	7,234	27,798	38,466	4,120	2,166	3,171	2,745
Transfers (to) and from other subaccounts	78,915,536	218,946,403	(12,644,341)	6,653,833	5,321,641	(1,802,388)	4,627,876	5,179,063
Transfers (to) and from fixed dollar contract	2,122,298	2,414,100	2,073,848	7,925,794	972,641	967,035	626,912	1,528,261
Withdrawals and surrenders	(8,187,741)	(3,254,225)	(9,457,039)	(8,624,155)	(1,894,044)	(1,960,977)	(2,674,002)	(2,442,672)
Surrender charges (note 2)	(83,274)	(34,564)	(80,326)	(86,619)	(9,018)	(12,172)	(11,013)	(14,784)
Annual contract charges (note 2)	(3,437,696)	(1,593,189)	(3,055,832)	(3,003,791)	(531,628)	(452,265)	(647,739)	(554,705)
Annuity and death benefit payments	(6,576,893)	(2,674,354)	(6,674,230)	(6,259,206)	(1,000,500)	(1,068,013)	(1,604,772)	(1,326,974)

Net equity transactions	72,299,761	219,650,103	(20,308,275)	8,986,973	8,278,482	(1,529,391)	3,920,508	4,335,294

Net change in contract owners’ equity	126,231,289	222,072,776	(4,303,794)	42,135,112	22,681,079	3,741,149	24,369,896	12,124,996
Contract owners’ equity:
Beginning of period	258,288,723	36,215,947	292,786,281	250,651,169	47,909,160	44,168,011	59,871,324	47,746,328

End of period	$384,520,012	$258,288,723	$288,482,487	$292,786,281	$70,590,239	$47,909,160	$84,241,220	$59,871,324

Change in units:
Beginning units	21,683,013	3,242,375	14,703,714	14,095,798	1,752,877	1,806,106	9,862,743	9,233,811

Units purchased	9,353,034	20,953,458	2,255,940	4,126,468	664,686	393,636	4,223,704	3,704,239
Units redeemed	(4,041,357)	(2,512,820)	(3,235,347)	(3,518,552)	(387,091)	(446,865)	(3,679,798)	(3,075,307)

Ending units	26,994,690	21,683,013	13,724,307	14,703,714	2,030,472	1,752,877	10,406,649	9,862,743

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Ohio National Fund, Inc.
	Bristol Subaccount		Bryton Growth Subaccount		U.S. Equity Subaccount		Balanced Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,730,590)	$(1,376,519)	$(2,087,602)	$(1,891,633)	$(131,106)	$(103,934)	$(92,821)	$(383,112)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	17,558,236	5,086,843	13,969,182	8,241,459	5,251,848	90,679	1,908,220	477,897
Unrealized gain (loss)	53,743,391	18,173,513	40,875,836	8,194,594	(698,791)	1,665,945	12,545,524	2,138,714

Net increase (decrease) in contract owners’ equity from operations	69,571,037	21,883,837	52,757,416	14,544,420	4,421,951	1,652,690	14,360,923	2,233,499

Equity transactions:
Contract purchase payments (note 1)	5,230,284	6,638,330	4,147,026	5,378,209	605,079	737,956	74,566,540	34,316,162
Extra credit fund deposit (note 1)	13,153	14,265	8,239	11,926	44	234	116,130	36,138
Transfers (to) and from other subaccounts	(39,892,851)	(9,806,217)	(28,235,499)	(13,377,830)	(18,722,971)	(160,921)	53,672,378	14,022,550
Transfers (to) and from fixed dollar contract	1,358,903	3,300,442	1,136,634	3,159,143	315,836	763,102	23,431,658	3,470,472
Withdrawals and surrenders	(5,978,952)	(4,835,991)	(4,269,044)	(3,475,046)	(355,354)	(535,731)	(1,591,213)	(480,653)
Surrender charges (note 2)	(48,598)	(55,282)	(39,859)	(42,207)	(1,747)	(1,401)	(32,235)	(6,655)
Annual contract charges (note 2)	(2,381,647)	(2,191,309)	(1,859,883)	(1,711,462)	(134,671)	(120,634)	(1,031,476)	(206,900)
Annuity and death benefit payments	(4,692,862)	(3,993,096)	(3,296,087)	(2,830,730)	(526,865)	(315,530)	(1,689,887)	(509,975)

Net equity transactions	(46,392,570)	(10,928,858)	(32,408,473)	(12,887,997)	(18,820,649)	367,075	147,441,895	50,641,139

Net change in contract owners’ equity	23,178,467	10,954,979	20,348,943	1,656,423	(14,398,698)	2,019,765	161,802,818	52,874,638
Contract owners’ equity:
Beginning of period	193,712,039	182,757,060	148,413,917	146,757,494	14,398,698	12,378,933	68,736,617	15,861,979

End of period	$216,890,506	$193,712,039	$168,762,860	$148,413,917	$0	$14,398,698	$230,539,435	$68,736,617

Change in units:
Beginning units	14,661,303	15,411,491	12,302,697	13,366,319	1,353,700	1,312,773	4,741,069	1,165,187

Units purchased	852,215	2,513,446	884,587	2,575,420	196,385	225,491	10,642,849	3,886,767
Units redeemed	(3,729,831)	(3,263,634)	(3,121,924)	(3,639,042)	(1,550,085)	(184,564)	(1,234,745)	(310,885)

Ending units	11,783,687	14,661,303	10,065,360	12,302,697	0	1,353,700	14,149,173	4,741,069

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Ohio National Fund, Inc.
	Income Opportunity Subaccount		Target VIP Subaccount		Target Equity/Income Subaccount		Bristol Growth Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(38,731)	$(111,395)	$(110,916)	$11,048	$75,060	$141,576	$(991,447)	$(850,257)
Reinvested capital gains	1,033,217	0	0	0	0	0	0	0
Realized gain (loss)	1,184,377	429,587	880,942	217,080	4,333,517	(420,449)	9,450,851	3,997,158
Unrealized gain (loss)	(624,968)	193,066	6,556,045	2,448,558	1,029,491	2,185,594	26,360,021	6,446,884

Net increase (decrease) in contract owners’ equity from operations	1,553,895	511,258	7,326,071	2,676,686	5,438,068	1,906,721	34,819,425	9,593,785

Equity transactions:
Contract purchase payments (note 1)	285,648	331,300	387,534	257,956	842,492	720,905	2,951,765	4,060,063
Extra credit fund deposit (note 1)	286	1,045	1,918	679	1,372	2,328	5,481	7,361
Transfers (to) and from other subaccounts	(8,775,958)	(2,001,868)	24,147,254	(1,228,807)	(24,910,365)	(944,578)	(19,878,488)	(3,564,077)
Transfers (to) and from fixed dollar contract	(62,368)	74,421	36,673	164,207	107,736	260,637	922,129	2,278,436
Withdrawals and surrenders	(240,748)	(173,555)	(546,632)	(386,494)	(713,168)	(790,845)	(2,658,365)	(1,852,336)
Surrender charges (note 2)	(977)	(3,134)	(2,691)	(3,401)	(4,928)	(8,376)	(31,284)	(29,793)
Annual contract charges (note 2)	(68,642)	(84,301)	(324,136)	(311,962)	(260,771)	(271,608)	(1,300,579)	(1,193,427)
Annuity and death benefit payments	(147,185)	(102,970)	(960,309)	(591,213)	(759,582)	(563,787)	(2,180,334)	(1,849,452)

Net equity transactions	(9,009,944)	(1,959,062)	22,739,611	(2,099,035)	(25,697,214)	(1,595,324)	(22,169,675)	(2,143,225)

Net change in contract owners’ equity	(7,456,049)	(1,447,804)	30,065,682	577,651	(20,259,146)	311,397	12,649,750	7,450,560
Contract owners’ equity:
Beginning of period	7,456,049	8,903,853	20,446,805	19,869,154	20,259,146	19,947,749	102,533,385	95,082,825

End of period	$0	$7,456,049	$50,512,487	$20,446,805	$0	$20,259,146	$115,183,135	$102,533,385

Change in units:
Beginning units	658,913	830,079	2,059,046	2,279,372	2,401,760	2,592,247	10,066,296	10,259,112

Units purchased	126,702	325,398	2,020,952	235,849	293,609	418,346	738,366	2,019,393
Units redeemed	(785,615)	(496,564)	(333,767)	(456,175)	(2,695,369)	(608,833)	(2,549,029)	(2,212,209)

Ending units	0	658,913	3,746,231	2,059,046	0	2,401,760	8,255,633	10,066,296

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Fidelity® Variable Insurance Products Fund - Initial Class
	VIP Growth Subaccount		VIP Equity-Income Subaccount		VIP High Income Subaccount
	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(9,774)	$(6,851)	$10,642	$12,973	$3,330	$3,628
Reinvested capital gains	630	0	56,587	46,043	0	0
Realized gain (loss)	39,688	11,620	(324)	(14,492)	(1,955)	(5,765)
Unrealized gain (loss)	256,329	113,476	124,456	61,494	1,932	12,223

Net increase (decrease) in contract owners’ equity from operations	286,873	118,245	191,361	106,018	3,307	10,086

Equity transactions:
Contract purchase payments (note 1)	5,059	6,634	37,558	10,129	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	0	(9,650)	0	0	0
Transfers (to) and from fixed dollar contract	(35,181)	(3,543)	0	(7,291)	0	0
Withdrawals and surrenders	(104,329)	(108,699)	(23,781)	(75,520)	(5,910)	(17,623)
Surrender charges (note 2)	(1,279)	(372)	(89)	(371)	(7)	(29)
Annual contract charges (note 2)	(1,282)	(1,470)	(687)	(785)	(169)	(209)
Annuity and death benefit payments	(24,828)	(4,427)	(7,541)	(6,512)	(1,332)	(1,591)

Net equity transactions	(161,840)	(111,877)	(4,190)	(80,350)	(7,418)	(19,452)

Net change in contract owners’ equity	125,033	6,368	187,171	25,668	(4,111)	(9,366)
Contract owners’ equity:
Beginning of period	905,792	899,424	726,760	701,092	76,753	86,119

End of period	$1,030,825	$905,792	$913,931	$726,760	$72,642	$76,753

Change in units:
Beginning units	47,032	52,871	36,319	40,570	4,547	5,753

Units purchased	231	349	1,626	550	0	0
Units redeemed	(7,494)	(6,188)	(1,841)	(4,801)	(432)	(1,206)

Ending units	39,769	47,032	36,104	36,319	4,115	4,547

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Janus Aspen Series - Institutional Shares
	Janus Subaccount		Overseas Subaccount		Global Research Subaccount		Balanced Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(24,533)	$(36,079)	$41,998	$(13,847)	$(1,629)	$(8,412)	$20,809	$120,563
Reinvested capital gains	0	82,149	0	253,843	0	0	425,912	571,848
Realized gain (loss)	50,816	(111,359)	24,126	28,960	23,813	(63,281)	125,928	133,588
Unrealized gain (loss)	1,200,077	833,640	205,824	20,617	516,811	433,257	734,010	102,874

Net increase (decrease) in contract owners’ equity from operations	1,226,360	768,351	271,948	289,573	538,995	361,564	1,306,659	928,873

Equity transactions:
Contract purchase payments (note 1)	5,963	5,079	6,036	997	8,773	13,070	11,627	29,268
Extra credit fund deposit (note 1)	34	32	21	21	16	16	24	24
Transfers (to) and from other subaccounts	(102,453)	(114,852)	(176,150)	(59,098)	62,579	(28,516)	21,376	114,004
Transfers (to) and from fixed dollar contract	(37,461)	(61,071)	2,554	(24,147)	(116,018)	(9,921)	(31,336)	(87,487)
Withdrawals and surrenders	(597,256)	(466,989)	(167,169)	(264,631)	(206,859)	(269,593)	(728,992)	(1,176,838)
Surrender charges (note 2)	(1,014)	(2,626)	(118)	(459)	(257)	(1,289)	(2,565)	(4,808)
Annual contract charges (note 2)	(12,589)	(13,978)	(6,486)	(7,773)	(4,747)	(4,986)	(10,841)	(12,222)
Annuity and death benefit payments	(89,468)	(153,543)	(32,528)	(198,733)	(36,379)	(16,617)	(256,669)	(487,979)

Net equity transactions	(834,244)	(807,948)	(373,840)	(553,823)	(292,892)	(317,836)	(997,376)	(1,626,038)

Net change in contract owners’ equity	392,116	(39,597)	(101,892)	(264,250)	246,103	43,728	309,283	(697,165)
Contract owners’ equity:
Beginning of period	4,681,422	4,721,019	2,335,561	2,599,811	2,141,120	2,097,392	7,597,903	8,295,068

End of period	$5,073,538	$4,681,422	$2,233,669	$2,335,561	$2,387,223	$2,141,120	$7,907,186	$7,597,903

Change in units:
Beginning units	386,487	459,757	96,301	120,060	197,495	230,725	353,761	431,259

Units purchased	1,551	1,712	1,843	4,459	9,858	3,531	7,634	10,952
Units redeemed	(63,289)	(74,982)	(16,553)	(28,218)	(32,176)	(36,761)	(51,531)	(88,450)

Ending units	324,749	386,487	81,591	96,301	175,177	197,495	309,864	353,761

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Legg Mason Partners Variable Equity Trust - Class I
	ClearBridge Variable All Cap Value Subaccount		ClearBridge Variable Equity Income Subaccount		ClearBridge Variable Large Cap Value Subaccount		Legg Mason Dynamic Multi-Strategy VIT Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012 (a)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$50,966	$50,128	$125,143	$268,014	$150,801	$208,519	$2,431,484	$1,414,881
Reinvested capital gains	1,554,673	0	0	0	1,271,024	16,987	605,615	10,814
Realized gain (loss)	699,752	36,184	878,376	157,418	1,191,813	452,111	4,890,093	74,790
Unrealized gain (loss)	2,550,117	1,828,969	2,820,586	869,008	3,292,453	1,327,768	67,649,636	3,913,315

Net increase (decrease) in contract owners’ equity from operations	4,855,508	1,915,281	3,824,105	1,294,440	5,906,091	2,005,385	75,576,828	5,413,800

Equity transactions:
Contract purchase payments (note 1)	1,560,908	507,340	1,687,435	1,067,932	2,761,583	918,499	262,253,475	153,220,037
Extra credit fund deposit (note 1)	4,035	1,276	437	5,672	7,758	1,433	295,733	200,450
Transfers (to) and from other subaccounts	3,147,589	(977,553)	3,775,442	6,301,785	3,037,474	3,053,949	374,773,493	16,520,759
Transfers (to) and from fixed dollar contract	69,070	173,072	(194,898)	245,460	555,998	440,582	67,563,368	22,036,986
Withdrawals and surrenders	(607,019)	(748,238)	(1,194,539)	(279,372)	(477,128)	(692,064)	(4,643,770)	(249,777)
Surrender charges (note 2)	(880)	(2,025)	(3,627)	(1,239)	(3,534)	(8,260)	(67,074)	(6,373)
Annual contract charges (note 2)	(174,400)	(144,371)	(171,490)	(102,101)	(207,079)	(137,273)	(3,940,044)	(87,034)
Annuity and death benefit payments	(324,639)	(315,763)	(340,267)	(375,254)	(466,543)	(311,060)	(4,414,408)	(335,901)

Net equity transactions	3,674,664	(1,506,262)	3,558,493	6,862,883	5,208,529	3,265,806	691,820,773	191,299,147

Net change in contract owners’ equity	8,530,172	409,019	7,382,598	8,157,323	11,114,620	5,271,191	767,397,601	196,712,947
Contract owners’ equity:
Beginning of period	14,708,496	14,299,477	15,046,554	6,889,231	17,613,877	12,342,686	196,712,947	0

End of period	$23,238,668	$14,708,496	$22,429,152	$15,046,554	$28,728,497	$17,613,877	$964,110,548	$196,712,947

Change in units:
Beginning units	802,679	880,414	1,057,508	545,937	1,078,467	861,852	18,248,720	0

Units purchased	354,844	125,875	667,470	766,521	587,309	465,861	63,203,277	18,706,062
Units redeemed	(178,231)	(203,610)	(460,350)	(254,950)	(300,558)	(249,246)	(4,889,509)	(457,342)

Ending units	979,292	802,679	1,264,628	1,057,508	1,365,218	1,078,467	76,562,488	18,248,720

(a)	Period from January 1, 2012, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Wells Fargo Advantage Variable Trust Funds
	Opportunity Subaccount		Small Cap Value Subaccount		Discovery Subaccount
	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(41,988)	$(46,653)	$(2,110)	$(1,490)	$(61,615)	$(62,198)
Reinvested capital gains	0	1,278	0	0	129,338	0
Realized gain (loss)	73,798	(80,201)	338	(2,200)	504,672	550,805
Unrealized gain (loss)	968,847	641,691	40,078	37,343	1,057,376	214,386

Net increase (decrease) in contract owners’ equity from operations	1,000,657	516,115	38,306	33,653	1,629,771	702,993

Equity transactions:
Contract purchase payments (note 1)	0	1,053	0	668	0	1,447
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(6,519)	(48,446)	0	0	(55,284)	(133,407)
Transfers (to) and from fixed dollar contract	(12,783)	(102,328)	0	(9,281)	(231,049)	(73,985)
Withdrawals and surrenders	(437,590)	(774,029)	(14,685)	(2,995)	(437,193)	(627,972)
Surrender charges (note 2)	(308)	(1,000)	0	0	(328)	(813)
Annual contract charges (note 2)	(5,800)	(6,557)	(774)	(769)	(8,254)	(8,806)
Annuity and death benefit payments	(42,915)	(72,221)	(734)	(627)	(108,762)	(127,599)

Net equity transactions	(505,915)	(1,003,528)	(16,193)	(13,004)	(840,870)	(971,135)

Net change in contract owners’ equity	494,742	(487,413)	22,113	20,649	788,901	(268,142)
Contract owners’ equity:
Beginning of period	3,670,612	4,158,025	296,015	275,366	4,299,346	4,567,488

End of period	$4,165,354	$3,670,612	$318,128	$296,015	$5,088,247	$4,299,346

Change in units:
Beginning units	183,791	238,031	19,044	19,928	213,894	265,007

Units purchased	0	59	0	49	0	80
Units redeemed	(22,255)	(54,299)	(967)	(933)	(35,342)	(51,193)

Ending units	161,536	183,791	18,077	19,044	178,552	213,894

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF)
	Core Plus Fixed Income Subaccount		U.S. Real Estate Subaccount
	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$30,793	$46,785	$(4,866)	$(14,741)
Reinvested capital gains	0	0	0	0
Realized gain (loss)	(227)	1,865	124,477	47,602
Unrealized gain (loss)	(52,576)	61,024	(60,951)	440,866

Net increase (decrease) in contract owners’ equity from operations	(22,010)	109,674	58,660	473,727

Equity transactions:
Contract purchase payments (note 1)	888	1,157	17,290	110,864
Extra credit fund deposit (note 1)	0	0	4	2,860
Transfers (to) and from other subaccounts	16,082	28,575	53,204	(66,375)
Transfers (to) and from fixed dollar contract	(25,960)	(3,340)	(6,484)	(22,264)
Withdrawals and surrenders	(104,490)	(106,439)	(628,330)	(369,201)
Surrender charges (note 2)	(58)	(26)	(3,658)	(1,522)
Annual contract charges (note 2)	(1,314)	(1,564)	(6,368)	(7,715)
Annuity and death benefit payments	(82,086)	(45,934)	(78,581)	(74,951)

Net equity transactions	(196,938)	(127,571)	(652,923)	(428,304)

Net change in contract owners’ equity	(218,948)	(17,897)	(594,263)	45,423
Contract owners’ equity:
Beginning of period	1,410,677	1,428,574	3,496,160	3,450,737

End of period	$1,191,729	$1,410,677	$2,901,897	$3,496,160

Change in units:
Beginning units	84,029	91,474	100,116	112,386

Units purchased	1,058	4,101	7,931	11,418
Units redeemed	(12,930)	(11,546)	(25,876)	(23,688)

Ending units	72,157	84,029	82,171	100,116

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Goldman Sachs Variable Insurance Trust - Institutional Shares
	Large Cap Value Subaccount		Structured U.S. Equity Subaccount		Strategic Growth Subaccount
	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(386,478)	$(243,808)	$(48,774)	$122,379	$(89,920)	$(61,032)
Reinvested capital gains	27,123,815	5,773,591	0	0	341,178	0
Realized gain (loss)	12,251,925	(3,245,855)	1,537,332	141,213	1,062,142	568,395
Unrealized gain (loss)	28,692,977	41,757,663	7,451,839	3,177,307	1,292,595	1,145,875

Net increase (decrease) in contract owners’ equity from operations	67,682,239	44,041,591	8,940,397	3,440,899	2,605,995	1,653,238

Equity transactions:
Contract purchase payments (note 1)	2,783,722	3,304,312	349,683	206,104	97,343	104,981
Extra credit fund deposit (note 1)	16,025	15,565	4,587	1,736	425	942
Transfers (to) and from other subaccounts	(41,798,058)	(92,058,566)	(2,492,587)	(1,508,542)	(1,003,248)	(39,177)
Transfers (to) and from fixed dollar contract	341,317	463,379	65,626	(113,959)	(193,264)	(152)
Withdrawals and surrenders	(9,538,855)	(9,732,806)	(1,767,199)	(1,822,307)	(980,326)	(823,059)
Surrender charges (note 2)	(25,389)	(53,235)	(377)	(6,547)	(657)	(9,085)
Annual contract charges (note 2)	(2,854,570)	(3,203,739)	(241,980)	(232,441)	(85,195)	(86,754)
Annuity and death benefit payments	(8,285,704)	(8,441,556)	(966,755)	(873,900)	(257,366)	(578,442)

Net equity transactions	(59,361,512)	(109,706,646)	(5,049,002)	(4,349,856)	(2,422,288)	(1,430,746)

Net change in contract owners’ equity	8,320,727	(65,665,055)	3,891,395	(908,957)	183,707	222,492
Contract owners’ equity:
Beginning of period	236,927,139	302,592,194	27,071,641	27,980,598	9,520,858	9,298,366

End of period	$245,247,866	$236,927,139	$30,963,036	$27,071,641	$9,704,565	$9,520,858

Change in units:
Beginning units	21,840,899	32,797,068	2,283,315	2,666,929	736,135	850,293

Units purchased	1,218,206	1,604,261	150,188	163,609	65,510	107,277
Units redeemed	(5,872,011)	(12,560,430)	(509,590)	(547,223)	(226,574)	(221,435)

Ending units	17,187,094	21,840,899	1,923,913	2,283,315	575,071	736,135

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity Subaccount		U.S. Small-Mid Cap Equity Subaccount		U.S. Strategic Equity Subaccount		International Equity Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$989,225	$1,118,111	$(450,342)	$(1,258,921)	$(13,606)	$(5,628)	$196,722	$2,093,589
Reinvested capital gains	2,382,809	4,021,683	4,389,863	8,649,734	488,957	0	0	0
Realized gain (loss)	5,391,382	5,500,070	(401,278)	3,869,988	160,536	73,896	17,595,633	5,954,054
Unrealized gain (loss)	(16,538,596)	52,784,778	6,293,589	(984,612)	380,791	344,427	86,577,818	85,753,195

Net increase (decrease) in contract owners’ equity from operations	(7,775,180)	63,424,642	9,831,832	10,276,189	1,016,678	412,695	104,370,173	93,800,838

Equity transactions:
Contract purchase payments (note 1)	14,092,064	13,220,413	1,498,115	5,641,068	220,111	177,431	19,941,867	22,460,428
Extra credit fund deposit (note 1)	37,289	27,108	5,936	8,449	7	561	28,132	39,063
Transfers (to) and from other subaccounts	72,728,029	(17,898,352)	(973,672)	(141,396,773)	563,867	(105,484)	(14,526,769)	(32,078,552)
Transfers (to) and from fixed dollar contract	3,800,064	6,386,504	56,338	1,786,270	3,363	63,876	4,689,676	11,070,320
Withdrawals and surrenders	(9,190,052)	(8,263,992)	(1,428,350)	(3,680,327)	(68,849)	(27,936)	(13,890,117)	(10,132,251)
Surrender charges (note 2)	(84,296)	(105,506)	(4,739)	(30,304)	(420)	(305)	(158,098)	(146,530)
Annual contract charges (note 2)	(4,051,608)	(3,852,583)	(274,413)	(1,103,526)	(47,916)	(39,217)	(6,838,363)	(6,240,332)
Annuity and death benefit payments	(6,919,374)	(5,822,227)	(791,639)	(1,598,750)	(46,937)	(37,232)	(11,584,999)	(9,670,859)

Net equity transactions	70,412,116	(16,308,635)	(1,912,424)	(140,373,893)	623,226	31,694	(22,338,671)	(24,698,713)

Net change in contract owners’ equity	62,636,936	47,116,007	7,919,408	(130,097,704)	1,639,904	444,389	82,031,502	69,102,125
Contract owners’ equity:
Beginning of period	356,138,751	309,022,744	30,430,267	160,527,971	3,692,768	3,248,379	547,241,076	478,138,951

End of period	$418,775,687	$356,138,751	$38,349,675	$30,430,267	$5,332,672	$3,692,768	$629,272,578	$547,241,076

Change in units:
Beginning units	11,462,820	11,785,392	1,587,883	9,304,222	305,192	302,189	42,312,660	44,076,228

Units purchased	4,725,866	2,256,759	145,626	800,809	83,451	39,614	4,565,236	6,653,654
Units redeemed	(2,063,951)	(2,579,331)	(228,978)	(8,517,148)	(40,339)	(36,611)	(6,028,945)	(8,417,222)

Ending units	14,124,735	11,462,820	1,504,531	1,587,883	348,304	305,192	40,848,951	42,312,660

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Lazard Retirement Series, Inc. - Service Shares		The Prudential Series Fund, Inc. - Class II
	Multi-Asset Targeted Volatility Subaccount		Jennison 20/20 Focus Subaccount		Jennison Subaccount
	2013	2012 (b)	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(486,828)	$(84,891)	$(1,812,140)	$(3,296,345)	$(206,121)	$(205,859)
Reinvested capital gains	1,768,002	76,439	0	12,947,928	0	0
Realized gain (loss)	625,028	18,111	6,513,086	20,090,450	1,146,502	1,666,705
Unrealized gain (loss)	7,529,338	501,714	29,224,514	(14,104,278)	4,072,093	640,296

Net increase (decrease) in contract owners’ equity from operations	9,435,540	511,373	33,925,460	15,637,755	5,012,474	2,101,142

Equity transactions:
Contract purchase payments (note 1)	36,874,318	22,022,628	4,824,149	11,608,536	679,563	1,056,021
Extra credit fund deposit (note 1)	38,705	30,216	4,613	21,250	3,080	3,914
Transfers (to) and from other subaccounts	5,372,071	2,172,624	(12,810,330)	(241,448,028)	(677,766)	(2,009,897)
Transfers (to) and from fixed dollar contract	11,334,746	2,431,130	970,472	4,935,404	63,172	83,846
Withdrawals and surrenders	(342,088)	(12,991)	(4,390,530)	(6,338,655)	(758,956)	(393,851)
Surrender charges (note 2)	(8,803)	(62)	(40,003)	(87,984)	(1,203)	(1,766)
Annual contract charges (note 2)	(442,920)	(6,341)	(1,429,811)	(2,946,020)	(155,376)	(164,464)
Annuity and death benefit payments	(292,449)	(78,367)	(2,960,488)	(4,687,605)	(324,482)	(358,419)

Net equity transactions	52,533,580	26,558,837	(15,831,928)	(238,943,102)	(1,171,968)	(1,784,616)

Net change in contract owners’ equity	61,969,120	27,070,210	18,093,532	(223,305,347)	3,840,506	316,526
Contract owners’ equity:
Beginning of period	27,070,210	0	129,333,407	352,638,754	15,205,509	14,888,983

End of period	$89,039,330	$27,070,210	$147,426,939	$129,333,407	$19,046,015	$15,205,509

Change in units:
Beginning units	2,583,174	0	8,402,588	25,200,510	1,646,876	1,945,799

Units purchased	5,251,525	2,620,834	598,706	2,241,489	300,395	693,256
Units redeemed	(627,245)	(37,660)	(1,500,763)	(19,039,411)	(421,679)	(992,179)

Ending units	7,207,454	2,583,174	7,500,531	8,402,588	1,525,592	1,646,876

(b)	Period from May 1, 2012, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Mid Cap Subaccount		VIP Contrafund® Subaccount		VIP Growth Subaccount
	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,974,911)	$(3,978,743)	$(1,838,071)	$(742,624)	$(496,755)	$(316,019)
Reinvested capital gains	63,818,317	34,688,281	125,070	0	30,569	0
Realized gain (loss)	14,969,798	6,538,184	16,514,464	8,237,492	2,061,938	1,237,904
Unrealized gain (loss)	67,979,187	15,509,714	93,434,975	43,993,325	10,346,160	3,049,688

Net increase (decrease) in contract owners’ equity from operations	141,792,391	52,757,436	108,236,438	51,488,193	11,941,912	3,971,573

Equity transactions:
Contract purchase payments (note 1)	17,774,755	19,029,283	19,873,329	15,691,253	2,324,954	1,800,881
Extra credit fund deposit (note 1)	52,022	49,886	53,050	23,414	4,137	5,677
Transfers (to) and from other subaccounts	(35,041,372)	(23,209,297)	(7,303,899)	(29,676,397)	4,062,523	(73,492)
Transfers (to) and from fixed dollar contract	1,751,629	6,015,600	2,622,591	3,540,477	71,748	245,871
Withdrawals and surrenders	(14,167,651)	(13,664,723)	(13,671,461)	(14,035,429)	(1,592,998)	(1,877,166)
Surrender charges (note 2)	(131,917)	(143,514)	(76,101)	(118,993)	(6,457)	(17,924)
Annual contract charges (note 2)	(5,008,646)	(4,649,773)	(4,013,412)	(3,869,531)	(351,655)	(312,390)
Annuity and death benefit payments	(9,602,784)	(8,365,859)	(8,505,280)	(7,776,499)	(899,519)	(1,011,863)

Net equity transactions	(44,373,964)	(24,938,397)	(11,021,183)	(36,221,705)	3,612,733	(1,240,406)

Net change in contract owners’ equity	97,418,427	27,819,039	97,215,255	15,266,488	15,554,645	2,731,167
Contract owners’ equity:
Beginning of period	433,844,113	406,025,074	376,138,326	360,871,838	34,657,708	31,926,541

End of period	$531,262,540	$433,844,113	$473,353,581	$376,138,326	$50,212,353	$34,657,708

Change in units:
Beginning units	19,026,790	19,927,425	26,210,018	28,771,737	4,392,188	4,627,132

Units purchased	1,997,402	2,908,411	3,306,126	3,012,515	1,218,601	1,035,901
Units redeemed	(3,644,383)	(3,809,046)	(3,995,329)	(5,574,234)	(889,937)	(1,270,845)

Ending units	17,379,809	19,026,790	25,520,815	26,210,018	4,720,852	4,392,188

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Fidelity® Variable Insurance Products Fund - Service Class 2
	VIP Equity-Income Subaccount		VIP Real Estate Subaccount		VIP Target Volatility Subaccount
	2013	2012	2013	2012	2013 (c)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,646,609	$2,060,866	$532,078	$16,302	$119,518
Reinvested capital gains	10,437,380	8,149,219	6,781,973	2,452,218	870,079
Realized gain (loss)	3,907,892	106,830	6,686,979	8,478,246	62,940
Unrealized gain (loss)	18,182,767	7,956,897	(13,756,896)	7,852,149	1,752,200

Net increase (decrease) in contract owners’ equity from operations	34,174,648	18,273,812	244,134	18,798,915	2,804,737

Equity transactions:
Contract purchase payments (note 1)	6,144,874	4,459,275	6,151,582	5,752,055	21,526,090
Extra credit fund deposit (note 1)	14,318	24,742	16,619	14,455	34,128
Transfers (to) and from other subaccounts	4,824,075	(5,314,946)	13,198,362	(5,446,447)	27,526,761
Transfers (to) and from fixed dollar contract	1,245,660	1,179,763	1,432,933	3,428,128	3,582,084
Withdrawals and surrenders	(5,194,256)	(3,821,908)	(3,525,111)	(2,886,101)	(121,923)
Surrender charges (note 2)	(18,898)	(30,983)	(35,987)	(42,234)	(2,682)
Annual contract charges (note 2)	(1,572,373)	(1,414,706)	(1,620,338)	(1,454,935)	(88,421)
Annuity and death benefit payments	(3,607,244)	(3,499,178)	(2,979,207)	(2,228,633)	(108,460)

Net equity transactions	1,836,156	(8,417,941)	12,638,853	(2,863,712)	52,347,577

Net change in contract owners’ equity	36,010,804	9,855,871	12,882,987	15,935,203	55,152,314
Contract owners’ equity:
Beginning of period	130,679,698	120,823,827	132,541,371	116,606,168	0

End of period	$166,690,502	$130,679,698	$145,424,358	$132,541,371	$55,152,314

Change in units:
Beginning units	9,581,287	10,207,059	11,400,390	11,710,571	0

Units purchased	2,018,502	1,588,291	3,572,599	3,159,952	5,009,166
Units redeemed	(1,944,384)	(2,214,063)	(2,517,940)	(3,470,133)	(149,678)

Ending units	9,655,405	9,581,287	12,455,049	11,400,390	4,859,488

(c)	Period from February 20, 2013, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Janus Aspen Series - Service Shares
	Janus Subaccount		Global Research Subaccount		Balanced Subaccount		Overseas Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(145,935)	$(196,476)	$(49,103)	$(105,768)	$93,088	$1,579,168	$4,496,733	$(1,789,041)
Reinvested capital gains	0	373,788	0	0	7,570,798	8,797,760	0	27,307,064
Realized gain (loss)	1,183,502	892,610	2,356,944	375,053	2,220,512	1,536,807	(5,446,258)	(12,458,991)
Unrealized gain (loss)	4,607,225	2,400,199	3,893,322	3,160,299	13,907,347	2,245,920	32,007,692	16,387,983

Net increase (decrease) in contract owners’ equity from operations	5,644,792	3,470,121	6,201,163	3,429,584	23,791,745	14,159,655	31,058,167	29,447,015

Equity transactions:
Contract purchase payments (note 1)	722,566	369,372	1,112,949	726,779	7,676,854	5,233,558	7,364,317	9,006,991
Extra credit fund deposit (note 1)	1,288	1,118	1,330	743	20,080	20,224	20,493	24,529
Transfers (to) and from other subaccounts	(836,343)	(2,115,326)	(2,228,954)	2,903,493	14,329,367	(4,200,972)	(18,934,841)	(12,147,041)
Transfers (to) and from fixed dollar contract	(637,329)	(54,386)	(50,741)	179,480	876,924	827,813	1,496,393	2,503,431
Withdrawals and surrenders	(1,166,080)	(1,013,208)	(808,051)	(686,622)	(6,301,140)	(7,078,370)	(8,143,715)	(9,259,515)
Surrender charges (note 2)	(3,257)	(10,355)	(6,384)	(5,724)	(53,546)	(66,988)	(61,126)	(106,201)
Annual contract charges (note 2)	(193,655)	(205,313)	(259,146)	(208,504)	(1,221,733)	(1,148,833)	(2,807,562)	(2,903,906)
Annuity and death benefit payments	(537,972)	(600,609)	(447,050)	(397,415)	(3,567,484)	(2,633,477)	(6,009,793)	(5,620,949)

Net equity transactions	(2,650,782)	(3,628,707)	(2,686,047)	2,512,230	11,759,322	(9,047,045)	(27,075,834)	(18,502,661)

Net change in contract owners’ equity	2,994,010	(158,586)	3,515,116	5,941,814	35,551,067	5,112,610	3,982,333	10,944,354
Contract owners’ equity:
Beginning of period	21,358,995	21,517,581	23,494,076	17,552,262	127,385,355	122,272,745	256,386,523	245,442,169

End of period	$24,353,005	$21,358,995	$27,009,192	$23,494,076	$162,936,422	$127,385,355	$260,368,856	$256,386,523

Change in units:
Beginning units	2,899,713	3,437,819	3,716,761	3,281,146	8,212,829	8,816,894	20,740,818	22,152,234

Units purchased	201,760	214,938	1,308,830	1,434,280	2,142,438	1,381,122	2,183,164	4,577,859
Units redeemed	(527,399)	(753,044)	(1,669,549)	(998,665)	(1,458,416)	(1,985,187)	(4,229,841)	(5,989,275)

Ending units	2,574,074	2,899,713	3,356,042	3,716,761	8,896,851	8,212,829	18,694,141	20,740,818

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Janus Aspen Series - Service Shares		J.P. Morgan Insurance Trust - Class I
	INTECH U.S. Low Volatility Subaccount		Small Cap Core Subaccount		Mid Cap Value Subaccount
	2013	2012 (d)	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$176,685	$10,599	$(191,039)	$(149,625)	$(526,187)	$(336,982)
Reinvested capital gains	478,194	0	0	0	2,020,294	0
Realized gain (loss)	751,053	1,028	2,431,568	984,510	14,932,778	10,377,570
Unrealized gain (loss)	11,143,636	(82,465)	5,859,975	1,480,990	32,562,541	15,170,517

Net increase (decrease) in contract owners’ equity from operations	12,549,568	(70,838)	8,100,504	2,315,875	48,989,426	25,211,105

Equity transactions:
Contract purchase payments (note 1)	84,621,187	11,981,438	1,539,487	398,776	8,219,048	4,675,969
Extra credit fund deposit (note 1)	85,499	16,606	2,979	1,654	22,149	10,624
Transfers (to) and from other subaccounts	57,637,222	556,416	8,785,907	2,340,552	12,560,892	(713,604)
Transfers (to) and from fixed dollar contract	20,127,149	462,508	(4,999)	79,129	1,072,666	720,175
Withdrawals and surrenders	(546,162)	(411)	(1,312,610)	(697,141)	(6,699,156)	(5,958,364)
Surrender charges (note 2)	(12,138)	0	(2,340)	(4,155)	(22,910)	(34,251)
Annual contract charges (note 2)	(483,542)	(107)	(225,231)	(118,712)	(1,760,110)	(1,489,154)
Annuity and death benefit payments	(378,025)	(1,101)	(531,468)	(281,326)	(4,258,465)	(3,462,723)

Net equity transactions	161,051,190	13,015,349	8,251,725	1,718,777	9,134,114	(6,251,328)

Net change in contract owners’ equity	173,600,758	12,944,511	16,352,229	4,034,652	58,123,540	18,959,777
Contract owners’ equity:
Beginning of period	12,944,511	0	16,708,753	12,674,101	156,859,726	137,899,949

End of period	$186,545,269	$12,944,511	$33,060,982	$16,708,753	$214,983,266	$156,859,726

Change in units:
Beginning units	1,308,590	0	1,104,660	988,723	6,286,681	6,522,350

Units purchased	14,774,542	1,309,928	900,047	349,125	1,573,399	977,340
Units redeemed	(772,100)	(1,338)	(437,358)	(233,188)	(1,209,503)	(1,213,009)

Ending units	15,311,032	1,308,590	1,567,349	1,104,660	6,650,577	6,286,681

(d)	Period from October 1, 2012, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	AllianceBernstein Variable Product Series Fund, Inc. - Class B
	Growth & Income Subaccount		Small Cap Growth Subaccount		Dynamic Asset Allocation Subaccount
	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(298)	$(4)	$(524)	$(433)	$(2,105,322)	$(973,426)
Reinvested capital gains	0	0	6,064	1,153	738,056	63,879
Realized gain (loss)	347	(654)	283	229	2,007,387	157,697
Unrealized gain (loss)	30,196	18,274	7,781	2,699	19,049,526	5,625,269

Net increase (decrease) in contract owners’ equity from operations	30,245	17,616	13,604	3,648	19,689,647	4,873,419

Equity transactions:
Contract purchase payments (note 1)	0	0	0	0	52,106,214	118,081,295
Extra credit fund deposit (note 1)	0	0	0	0	61,119	174,675
Transfers (to) and from other subaccounts	0	0	0	0	(9,462,834)	5,970,689
Transfers (to) and from fixed dollar contract	0	0	0	0	20,031,997	22,149,743
Withdrawals and surrenders	(23,210)	(16,359)	0	0	(1,155,105)	(438,394)
Surrender charges (note 2)	0	0	0	0	(38,539)	(9,991)
Annual contract charges (note 2)	(168)	(167)	(21)	(19)	(2,087,516)	(164,829)
Annuity and death benefit payments	(638)	(568)	0	0	(1,569,205)	(667,409)

Net equity transactions	(24,016)	(17,094)	(21)	(19)	57,886,131	145,095,779

Net change in contract owners’ equity	6,229	522	13,583	3,629	77,575,778	149,969,198
Contract owners’ equity:
Beginning of period	112,455	111,933	31,410	27,781	158,868,626	8,899,428

End of period	$118,684	$112,455	$44,993	$31,410	$236,444,404	$158,868,626

Change in units:
Beginning units	9,174	10,558	1,664	1,665	15,348,282	915,449

Units purchased	0	0	0	0	7,433,346	15,145,903
Units redeemed	(1,879)	(1,384)	(1)	(1)	(2,096,717)	(713,070)

Ending units	7,295	9,174	1,663	1,664	20,684,911	15,348,282

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	MFS® Variable Insurance Trust - Service Class
	New Discovery Subaccount		Investors Growth Stock Subaccount		Mid Cap Growth Subaccount		Total Return Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(368,963)	$(218,420)	$(96,711)	$(91,314)	$(357,985)	$(298,537)	$265,799	$700,378
Reinvested capital gains	249,499	1,566,941	452,068	422,228	109,732	0	0	0
Realized gain (loss)	1,161,678	(67,503)	870,965	271,141	1,653,990	428,329	1,808,223	708,004
Unrealized gain (loss)	8,138,546	1,570,775	1,892,212	601,432	6,972,439	3,046,446	7,510,528	3,780,826

Net increase (decrease) in contract owners’ equity from operations	9,180,760	2,851,793	3,118,534	1,203,487	8,378,176	3,176,238	9,584,550	5,189,208

Equity transactions:
Contract purchase payments (note 1)	1,284,274	638,749	568,891	275,458	3,540,784	1,525,178	2,723,270	1,161,352
Extra credit fund deposit (note 1)	2,461	1,636	801	315	3,664	2,186	6,383	1,577
Transfers (to) and from other subaccounts	9,962,511	2,566,574	2,134,492	(40,741)	(1,279,011)	(681,975)	1,092,665	(1,393,924)
Transfers (to) and from fixed dollar contract	319,071	730,568	319,992	299,275	196,111	194,678	23,469	502,214
Withdrawals and surrenders	(988,750)	(345,792)	(389,055)	(167,599)	(720,493)	(889,896)	(2,682,738)	(3,343,974)
Surrender charges (note 2)	(3,318)	(3,947)	(2,875)	(923)	(3,127)	(12,690)	(21,043)	(20,985)
Annual contract charges (note 2)	(308,685)	(202,313)	(109,732)	(75,894)	(306,437)	(269,187)	(473,812)	(430,739)
Annuity and death benefit payments	(567,146)	(386,401)	(209,918)	(123,836)	(634,314)	(553,796)	(1,589,622)	(1,889,515)

Net equity transactions	9,700,418	2,999,074	2,312,596	166,055	797,177	(685,502)	(921,428)	(5,413,994)

Net change in contract owners’ equity	18,881,178	5,850,867	5,431,130	1,369,542	9,175,353	2,490,736	8,663,122	(224,786)
Contract owners’ equity:
Beginning of period	20,147,744	14,296,877	9,433,618	8,064,076	23,961,459	21,470,723	56,152,962	56,377,748

End of period	$39,028,922	$20,147,744	$14,864,748	$9,433,618	$33,136,812	$23,961,459	$64,816,084	$56,152,962

Change in units:
Beginning units	1,188,767	1,003,860	730,606	720,888	2,496,410	2,582,109	3,871,094	4,251,590

Units purchased	876,295	523,927	436,294	127,694	634,063	442,374	695,831	361,605
Units redeemed	(409,171)	(339,020)	(275,632)	(117,976)	(576,605)	(528,073)	(750,286)	(742,101)

Ending units	1,655,891	1,188,767	891,268	730,606	2,553,868	2,496,410	3,816,639	3,871,094

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return Subaccount		Total Return Subaccount		Global Bond Subaccount
	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$2,535,503	$(1,432,109)	$14,763,842	$21,566,476	$(351,665)	$862,254
Reinvested capital gains	4,764,755	34,766,415	13,211,016	32,100,334	895,893	14,889,732
Realized gain (loss)	192,877	13,943,128	4,583,254	15,616,766	(8,863,080)	3,288,997
Unrealized gain (loss)	(77,053,821)	(519,270)	(88,069,796)	63,407,254	(13,938,981)	(5,054,244)

Net increase (decrease) in contract owners’ equity from operations	(69,560,686)	46,758,164	(55,511,684)	132,690,830	(22,257,833)	13,986,739

Equity transactions:
Contract purchase payments (note 1)	19,932,559	29,872,108	47,632,174	69,802,209	7,559,056	11,679,783
Extra credit fund deposit (note 1)	83,927	102,316	83,607	181,619	11,996	22,755
Transfers (to) and from other subaccounts	15,184,288	43,637,461	(76,949,377)	16,901,447	(111,046,995)	10,331,417
Transfers (to) and from fixed dollar contract	4,260,361	14,288,250	12,180,588	35,854,991	1,967,100	4,371,283
Withdrawals and surrenders	(24,776,061)	(22,973,203)	(49,159,088)	(42,909,015)	(7,308,411)	(6,831,142)
Surrender charges (note 2)	(228,842)	(267,225)	(502,265)	(563,480)	(65,725)	(88,449)
Annual contract charges (note 2)	(6,862,928)	(7,220,210)	(18,566,312)	(19,328,654)	(2,339,343)	(2,768,375)
Annuity and death benefit payments	(14,720,826)	(14,747,688)	(36,601,411)	(38,324,306)	(4,761,581)	(5,102,206)

Net equity transactions	(7,127,522)	42,691,809	(121,882,084)	21,614,811	(115,983,903)	11,615,066

Net change in contract owners’ equity	(76,688,208)	89,449,973	(177,393,768)	154,305,641	(138,241,736)	25,601,805
Contract owners’ equity:
Beginning of period	684,210,832	594,760,859	1,721,154,213	1,566,848,572	265,051,121	239,449,316

End of period	$607,522,624	$684,210,832	$1,543,760,445	$1,721,154,213	$126,809,385	$265,051,121

Change in units:
Beginning units	38,629,749	35,912,020	103,634,238	101,713,202	14,433,702	13,695,598

Units purchased	10,164,226	10,813,063	17,214,033	26,194,820	2,719,422	3,833,935
Units redeemed	(10,304,097)	(8,095,334)	(24,488,076)	(24,273,784)	(9,623,489)	(3,095,831)

Ending units	38,489,878	38,629,749	96,360,195	103,634,238	7,529,635	14,433,702

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	PIMCO Variable Insurance Trust - Administrative Shares					Calvert Variable Series, Inc.
	Commodity RealReturn® Strategy Subaccount		Global Diversified Allocation Subaccount		Short- Term Subaccount	VP SRI Equity Subaccount
	2013	2012	2013	2012 (b)	2013 (e)	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$674,362	$2,573,118	$6,578,432	$870,014	$(3,993)	$(2,075)	$(2,162)
Reinvested capital gains	0	5,742,122	8,046,649	0	0	12,182	6,208
Realized gain (loss)	(13,114,184)	(3,727,245)	1,011,825	43,226	(193)	12,572	20,822
Unrealized gain (loss)	(16,308,634)	2,399,821	2,075,262	56,855	311	26,032	5,256

Net increase (decrease) in contract owners’ equity from operations	(28,748,456)	6,987,816	17,712,168	970,095	(3,875)	48,711	30,124

Equity transactions:
Contract purchase payments (note 1)	6,427,183	7,817,314	135,761,533	67,359,870	545,895	1,164	1,347
Extra credit fund deposit (note 1)	9,034	15,478	163,100	97,945	394	0	0
Transfers (to) and from other subaccounts	4,558,824	10,495,941	(11,693,020)	14,154,835	6,023,565	0	(5,743)
Transfers (to) and from fixed dollar contract	1,867,316	5,329,128	48,218,958	6,438,066	52,860	(9,027)	0
Withdrawals and surrenders	(4,180,960)	(3,419,278)	(1,112,345)	(203,643)	(30,339)	(24,413)	(63,498)
Surrender charges (note 2)	(44,681)	(45,081)	(30,728)	(3,697)	0	(355)	(116)
Annual contract charges (note 2)	(1,970,451)	(2,073,878)	(1,332,112)	(44,162)	(9,013)	(330)	(410)
Annuity and death benefit payments	(3,215,041)	(3,255,477)	(1,005,019)	(162,512)	(7,228)	(829)	(1,299)

Net equity transactions	3,451,224	14,864,147	168,970,367	87,636,702	6,576,134	(33,790)	(69,719)

Net change in contract owners’ equity	(25,297,232)	21,851,963	186,682,535	88,606,797	6,572,259	14,921	(39,595)
Contract owners’ equity:
Beginning of period	181,267,506	159,415,543	88,606,797	0	0	188,058	227,653

End of period	$155,970,274	$181,267,506	$275,289,332	$88,606,797	$6,572,259	$202,979	$188,058

Change in units:
Beginning units	17,567,739	16,084,690	8,838,922	0	0	19,373	26,838

Units purchased	6,380,744	5,115,248	19,250,469	8,990,966	703,889	109	147
Units redeemed	(6,008,946)	(3,632,199)	(3,098,833)	(152,044)	(45,975)	(3,350)	(7,612)

Ending units	17,939,537	17,567,739	24,990,558	8,838,922	657,914	16,132	19,373

(b)	Period from May 1, 2012, date of commencement of operations.
(e)	Period from November 1, 2013, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Dreyfus Variable Investment Fund - Service Shares		Royce Capital Fund - Investment Class
	Appreciation Subaccount		Small-Cap Subaccount		Micro-Cap Subaccount
	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$178,414	$733,722	$(1,059,858)	$(4,397,030)	$(965,009)	$(1,621,388)
Reinvested capital gains	112,504	0	27,114,154	10,844,902	3,192,246	2,546,001
Realized gain (loss)	3,114,999	1,412,754	26,693,366	9,775,982	2,899,451	1,174,987
Unrealized gain (loss)	4,467,256	723,325	85,904,830	23,211,147	16,319,384	5,101,908

Net increase (decrease) in contract owners’ equity from operations	7,873,173	2,869,801	138,652,492	39,435,001	21,446,072	7,201,508

Equity transactions:
Contract purchase payments (note 1)	2,570,967	2,070,793	18,651,832	17,668,339	3,385,082	3,409,633
Extra credit fund deposit (note 1)	6,775	5,665	39,615	28,398	10,811	10,455
Transfers (to) and from other subaccounts	(9,206,664)	10,192,750	(47,876,314)	89,519,357	(8,949,381)	(10,577,628)
Transfers (to) and from fixed dollar contract	476,451	626,595	3,339,645	5,924,040	636,622	1,887,900
Withdrawals and surrenders	(2,182,014)	(824,752)	(13,343,566)	(10,154,761)	(4,093,105)	(3,700,622)
Surrender charges (note 2)	(7,624)	(2,902)	(110,068)	(100,458)	(42,208)	(44,974)
Annual contract charges (note 2)	(466,816)	(385,201)	(5,242,153)	(4,094,123)	(1,190,615)	(1,269,630)
Annuity and death benefit payments	(1,064,113)	(621,134)	(9,484,548)	(7,020,584)	(2,560,264)	(2,394,223)

Net equity transactions	(9,873,038)	11,061,814	(54,025,557)	91,770,208	(12,803,058)	(12,679,089)

Net change in contract owners’ equity	(1,999,865)	13,931,615	84,626,935	131,205,209	8,643,014	(5,477,581)
Contract owners’ equity:
Beginning of period	44,034,734	30,103,119	440,306,547	309,101,338	117,030,149	122,507,730

End of period	$42,034,869	$44,034,734	$524,933,482	$440,306,547	$125,673,163	$117,030,149

Change in units:
Beginning units	2,669,677	1,973,367	19,225,013	14,680,119	5,257,168	5,817,404

Units purchased	455,118	1,319,755	2,001,881	7,493,639	573,144	774,761
Units redeemed	(991,348)	(623,445)	(3,932,641)	(2,948,745)	(1,071,234)	(1,334,997)

Ending units	2,133,447	2,669,677	17,294,253	19,225,013	4,759,078	5,257,168

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)
	Core Plus Fixed Income Subaccount		U.S. Real Estate Subaccount		Growth Subaccount
	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$620,913	$881,428	$(450,698)	$(700,647)	$(233,154)	$(262,468)
Reinvested capital gains	0	0	0	0	795,233	984,379
Realized gain (loss)	190,413	270,620	3,842,351	5,091,425	1,749,186	570,115
Unrealized gain (loss)	(1,366,380)	995,082	(2,803,864)	8,465,634	5,731,694	902,887

Net increase (decrease) in contract owners’ equity from operations	(555,054)	2,147,130	587,789	12,856,412	8,042,959	2,194,913

Equity transactions:
Contract purchase payments (note 1)	987,232	2,084,587	2,974,596	3,424,206	1,287,444	1,346,085
Extra credit fund deposit (note 1)	4,312	5,964	15,142	8,453	7,206	13,185
Transfers (to) and from other subaccounts	10,078,828	785,029	3,869,847	(6,482,990)	(2,251,941)	(1,457,093)
Transfers (to) and from fixed dollar contract	253,325	843,555	588,499	867,953	(26,870)	112,430
Withdrawals and surrenders	(1,312,683)	(751,367)	(3,574,048)	(4,176,472)	(815,048)	(429,805)
Surrender charges (note 2)	(5,498)	(9,599)	(9,591)	(24,714)	(6,447)	(4,600)
Annual contract charges (note 2)	(365,739)	(328,099)	(917,590)	(970,028)	(249,976)	(256,990)
Annuity and death benefit payments	(733,518)	(544,236)	(2,499,132)	(2,443,650)	(377,295)	(411,308)

Net equity transactions	8,906,259	2,085,834	447,723	(9,797,242)	(2,432,927)	(1,088,096)

Net change in contract owners’ equity	8,351,205	4,232,964	1,035,512	3,059,170	5,610,032	1,106,817
Contract owners’ equity:
Beginning of period	31,195,608	26,962,644	97,327,104	94,267,934	19,103,694	17,996,877

End of period	$39,546,813	$31,195,608	$98,362,616	$97,327,104	$24,713,726	$19,103,694

Change in units:
Beginning units	2,181,896	2,024,699	3,865,381	4,253,299	1,459,293	1,544,978

Units purchased	1,388,333	629,520	592,336	577,396	428,037	564,645
Units redeemed	(744,067)	(472,323)	(562,919)	(965,314)	(592,104)	(650,330)

Ending units	2,826,162	2,181,896	3,894,798	3,865,381	1,295,226	1,459,293

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Invesco V.I. Comstock Series I Subaccount		Invesco V.I. International Growth Series II Subaccount		Invesco V.I. Balanced-Risk Allocation Series II Subaccount
	2013	2012	2013	2012	2013	2012 (a)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$314	$270	$(35,314)	$(12,384)	$2,791,173	$543,277
Reinvested capital gains	0	0	0	0	26,546,830	2,515,005
Realized gain (loss)	86	(2)	356,765	(388,829)	605,082	979,346
Unrealized gain (loss)	11,194	4,867	3,405,081	2,817,147	(29,090,457)	24,538,073

Net increase (decrease) in contract owners’ equity from operations	11,594	5,135	3,726,532	2,415,934	852,628	28,575,701

Equity transactions:
Contract purchase payments (note 1)	0	0	2,000,554	861,449	115,079,057	196,472,978
Extra credit fund deposit (note 1)	0	0	2,100	4,263	168,097	278,228
Transfers (to) and from other subaccounts	0	0	3,522,478	448,208	(139,786,053)	547,787,718
Transfers (to) and from fixed dollar contract	0	0	287,583	55,022	50,530,187	37,901,364
Withdrawals and surrenders	0	0	(556,263)	(459,258)	(15,259,848)	(5,656,344)
Surrender charges (note 2)	0	0	(3,991)	(3,188)	(257,648)	(79,288)
Annual contract charges (note 2)	(68)	(63)	(255,702)	(239,145)	(9,326,878)	(3,095,657)
Annuity and death benefit payments	0	0	(434,057)	(426,514)	(13,436,407)	(6,021,695)

Net equity transactions	(68)	(63)	4,562,702	240,837	(12,289,493)	767,587,304

Net change in contract owners’ equity	11,526	5,072	8,289,234	2,656,771	(11,436,865)	796,163,005
Contract owners’ equity:
Beginning of period	33,363	28,291	19,819,283	17,162,512	796,163,005	0

End of period	$44,889	$33,363	$28,108,517	$19,819,283	$784,726,140	$796,163,005

Change in units:
Beginning units	2,053	2,057	2,087,453	2,061,606	73,410,013	0

Units purchased	0	0	889,300	677,099	25,669,521	76,500,805
Units redeemed	(4)	(4)	(458,516)	(651,252)	(26,782,560)	(3,090,792)

Ending units	2,049	2,053	2,518,237	2,087,453	72,296,974	73,410,013

(a)	Period from January 1, 2012, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Franklin Templeton Variable Insurance Products Trust - Class 2
	Franklin Income Securities Subaccount		Franklin Flex Cap Growth Securities Subaccount		Templeton Foreign Securities Subaccount
	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$6,723,345	$6,549,391	$(1,062,947)	$(1,173,217)	$2,026,909	$2,793,153
Reinvested capital gains	0	0	226,879	0	0	0
Realized gain (loss)	935,722	(407,835)	5,844,520	5,756,326	5,124,657	255,057
Unrealized gain (loss)	7,599,592	7,127,268	20,375,467	3,538,507	28,196,403	22,904,593

Net increase (decrease) in contract owners’ equity from operations	15,258,659	13,268,824	25,383,919	8,121,616	35,347,969	25,952,803

Equity transactions:
Contract purchase payments (note 1)	1,509,034	1,228,670	1,011,386	1,245,614	2,254,943	3,289,124
Extra credit fund deposit (note 1)	5,191	5,210	1,203	1,364	4,271	6,529
Transfers (to) and from other subaccounts	3,071,841	(6,262,124)	(10,346,907)	(26,884,578)	(3,929,937)	(5,040,103)
Transfers (to) and from fixed dollar contract	51,157	478,520	52,336	353,957	312,386	743,130
Withdrawals and surrenders	(5,631,845)	(4,253,611)	(2,904,838)	(2,650,185)	(6,182,636)	(4,789,020)
Surrender charges (note 2)	(21,094)	(25,736)	(12,086)	(13,358)	(18,461)	(25,571)
Annual contract charges (note 2)	(1,220,445)	(1,209,673)	(983,407)	(1,099,616)	(2,051,898)	(1,955,894)
Annuity and death benefit payments	(4,150,961)	(3,519,373)	(2,656,891)	(2,899,352)	(5,686,619)	(5,133,720)

Net equity transactions	(6,387,122)	(13,558,117)	(15,839,204)	(31,946,154)	(15,297,951)	(12,905,525)

Net change in contract owners’ equity	8,871,537	(289,293)	9,544,715	(23,824,538)	20,050,018	13,047,278
Contract owners’ equity:
Beginning of period	124,619,089	124,908,382	77,341,123	101,165,661	170,889,748	157,842,470

End of period	$133,490,626	$124,619,089	$86,885,838	$77,341,123	$190,939,766	$170,889,748

Change in units:
Beginning units	8,677,064	9,670,727	6,093,417	8,593,999	12,804,945	13,802,985

Units purchased	935,908	633,659	405,769	798,623	1,174,260	1,655,432
Units redeemed	(1,352,439)	(1,627,322)	(1,455,703)	(3,299,205)	(2,194,019)	(2,653,472)

Ending units	8,260,533	8,677,064	5,043,483	6,093,417	11,785,186	12,804,945

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Neuberger Berman Advisers Management Trust - S Class		Federated Insurance Series - Service Shares
	AMT Mid Cap Intrinsic Value Subaccount		Kaufmann Fund II Subaccount		Managed Volatility Fund II Subaccount		Managed Tail Risk Fund II Subaccount
	2013	2012	2013	2012	2013	2012 (a)	2013 (e)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(229,066)	$(490,601)	$(358,821)	$(293,889)	$1,645,730	$(210,723)	$(4,643)
Reinvested capital gains	0	12,513,684	2,198,315	0	0	718,498	0
Realized gain (loss)	2,525,371	1,729,915	1,485,160	1,031,158	2,626,069	2,024	(137)
Unrealized gain (loss)	14,731,633	(6,889,178)	5,459,448	2,338,425	31,044,283	3,238,428	72,993

Net increase (decrease) in contract owners’ equity from operations	17,027,938	6,863,820	8,784,102	3,075,694	35,316,082	3,748,227	68,213

Equity transactions:
Contract purchase payments (note 1)	1,644,312	1,208,393	1,764,551	1,146,617	89,100,980	77,543,292	5,007,340
Extra credit fund deposit (note 1)	4,143	4,653	1,242	324	114,269	159,327	1,834
Transfers (to) and from other subaccounts	(6,639,684)	(5,731,877)	3,426,608	(897,858)	36,820,185	9,040,306	734,950
Transfers (to) and from fixed dollar contract	264,297	267,855	185,516	539,388	29,417,752	13,726,347	49,087
Withdrawals and surrenders	(1,722,193)	(1,795,354)	(559,488)	(857,345)	(1,951,809)	(300,867)	(3,179)
Surrender charges (note 2)	(7,031)	(13,024)	(3,968)	(19,529)	(49,102)	(12,565)	0
Annual contract charges (note 2)	(698,057)	(672,227)	(310,511)	(267,546)	(1,634,991)	(45,651)	(1,268)
Annuity and death benefit payments	(1,833,345)	(1,850,497)	(330,430)	(247,723)	(1,725,156)	(373,522)	(1,039)

Net equity transactions	(8,987,558)	(8,582,078)	4,173,520	(603,672)	150,092,128	99,736,667	5,787,725

Net change in contract owners’ equity	8,040,380	(1,718,258)	12,957,622	2,472,022	185,408,210	103,484,894	5,855,938
Contract owners’ equity:
Beginning of period	51,778,871	53,497,129	22,483,370	20,011,348	103,484,894	0	0

End of period	$59,819,251	$51,778,871	$35,440,992	$22,483,370	$288,893,104	$103,484,894	$5,855,938

Change in units:
Beginning units	4,956,219	5,836,305	2,445,864	2,519,623	9,304,159	0	0

Units purchased	593,267	381,255	1,019,561	835,008	14,740,437	9,722,954	576,633
Units redeemed	(1,310,955)	(1,261,341)	(675,241)	(908,767)	(2,421,192)	(418,795)	(544)

Ending units	4,238,531	4,956,219	2,790,184	2,445,864	21,623,404	9,304,159	576,089

(a)	Period from January 1, 2012, date of commencement of operations.
(e)	Period from November 1, 2013, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value Subaccount		Structured U.S. Equity Subaccount		Strategic Growth Subaccount		Global Markets Navigator Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012 (b)
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,752,873)	$(1,922,295)	$8,083	$(3,041)	$(156,068)	$(74,153)	$(697,182)	$(83,946)
Reinvested capital gains	46,203,095	9,708,243	0	0	541,730	0	2,397,997	31,836
Realized gain (loss)	36,084,503	32,175,416	217,524	233,741	824,093	381,696	409,241	16,245
Unrealized gain (loss)	33,330,780	36,231,252	1,048,447	61,674	2,409,812	1,061,978	4,239,051	731,329

Net increase (decrease) in contract owners’ equity from operations	113,865,505	76,192,616	1,274,054	292,374	3,619,567	1,369,521	6,349,107	695,464

Equity transactions:
Contract purchase payments (note 1)	15,928,841	26,257,325	574,635	170,666	1,728,423	1,024,943	38,298,796	20,010,981
Extra credit fund deposit (note 1)	30,262	47,505	719	124	2,194	2,012	45,354	18,423
Transfers (to) and from other subaccounts	(94,904,524)	(255,620,870)	4,652,216	(441,158)	153,952	1,176,905	21,593,729	2,420,543
Transfers (to) and from fixed dollar contract	4,475,484	14,097,899	95,230	90,393	188,110	492,424	11,701,739	2,073,522
Withdrawals and surrenders	(8,932,233)	(7,954,392)	(349,663)	(36,937)	(195,233)	(130,789)	(394,412)	(158,021)
Surrender charges (note 2)	(127,904)	(174,705)	(2,567)	(540)	(675)	(2,808)	(9,517)	(5,215)
Annual contract charges (note 2)	(4,932,850)	(5,839,552)	(40,874)	(29,039)	(151,081)	(112,694)	(455,571)	(8,331)
Annuity and death benefit payments	(6,359,195)	(6,651,007)	(47,735)	(23,567)	(290,667)	(92,781)	(332,006)	(77,666)

Net equity transactions	(94,822,119)	(235,837,797)	4,881,961	(270,058)	1,435,023	2,357,212	70,448,112	24,274,236

Net change in contract owners’ equity	19,043,386	(159,645,181)	6,156,015	22,316	5,054,590	3,726,733	76,797,219	24,969,700
Contract owners’ equity:
Beginning of period	397,289,167	556,934,348	2,088,863	2,066,547	10,599,300	6,872,567	24,969,700	0

End of period	$416,332,553	$397,289,167	$8,244,878	$2,088,863	$15,653,890	$10,599,300	$101,766,919	$24,969,700

Change in units:
Beginning units	42,991,134	70,747,101	204,856	230,686	986,486	758,433	2,442,955	0

Units purchased	4,017,187	7,489,399	475,531	100,686	389,057	439,665	6,920,701	2,542,658
Units redeemed	(12,694,487)	(35,245,366)	(83,309)	(126,516)	(264,144)	(211,612)	(479,694)	(99,703)

Ending units	34,313,834	42,991,134	597,078	204,856	1,111,399	986,486	8,883,962	2,442,955

(b)	Period from May 1, 2012, date of commencement of operations.

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Franklin Templeton Variable Insurance Products Trust - Class 4
	Franklin Income Securities Subaccount		Franklin Flex Cap Growth Securities Subaccount		Templeton Foreign Securities Subaccount		Franklin Templeton VIP Founding Funds Allocation Subaccount
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$6,351,190	$5,761,630	$(2,908,721)	$(3,101,989)	$4,317,822	$5,771,261	$3,290,495	$449,952
Reinvested capital gains	0	0	622,438	0	0	0	6,220,495	0
Realized gain (loss)	2,625,698	1,894,012	16,519,937	20,444,066	13,762,895	4,667,070	604,909	1,067,996
Unrealized gain (loss)	6,017,726	4,245,858	54,138,904	3,443,181	62,334,983	45,584,810	(2,804,670)	2,577,343

Net increase (decrease) in contract owners’ equity from operations	14,994,614	11,901,500	68,372,558	20,785,258	80,415,700	56,023,141	7,311,229	4,095,291

Equity transactions:
Contract purchase payments (note 1)	12,237,617	8,478,521	8,434,044	13,024,714	18,193,137	20,032,455	3,554,659	1,492,179
Extra credit fund deposit (note 1)	48,379	11,428	15,295	30,876	31,492	29,030	2,163	4,337
Transfers (to) and from other subaccounts	2,628,461	(9,732,662)	(35,660,414)	(84,134,710)	(13,403,167)	(18,481,720)	1,265,828	(1,683,115)
Transfers (to) and from fixed dollar contract	1,229,077	3,179,464	2,257,604	7,038,318	4,084,284	9,667,058	356,904	716,079
Withdrawals and surrenders	(2,795,109)	(2,374,388)	(4,682,949)	(3,889,619)	(7,986,533)	(5,681,683)	(912,634)	(749,574)
Surrender charges (note 2)	(35,027)	(44,301)	(66,866)	(80,728)	(115,380)	(115,493)	(18,387)	(4,905)
Annual contract charges (note 2)	(1,339,635)	(1,272,023)	(2,583,151)	(2,847,891)	(4,665,099)	(4,181,906)	(408,538)	(376,701)
Annuity and death benefit payments	(2,151,777)	(1,578,994)	(3,352,506)	(3,190,856)	(5,997,779)	(4,694,586)	(910,863)	(1,188,060)

Net equity transactions	9,821,986	(3,332,955)	(35,638,943)	(74,049,896)	(9,859,045)	(3,426,845)	2,929,132	(1,789,760)

Net change in contract owners’ equity	24,816,600	8,568,545	32,733,615	(53,264,638)	70,556,655	52,596,296	10,240,361	2,305,531
Contract owners’ equity:
Beginning of period	116,592,596	108,024,051	205,379,297	258,643,935	375,468,493	322,872,197	32,491,321	30,185,790

End of period	$141,409,196	$116,592,596	$238,112,912	$205,379,297	$446,025,148	$375,468,493	$42,731,682	$32,491,321

Change in units:
Beginning units	10,096,329	10,407,375	19,906,479	27,059,482	39,772,065	39,922,591	3,171,385	3,358,815

Units purchased	2,999,222	2,354,026	1,694,772	4,130,106	5,950,472	8,044,609	735,562	609,348
Units redeemed	(2,203,531)	(2,665,072)	(4,579,917)	(11,283,109)	(6,797,368)	(8,195,135)	(508,119)	(796,778)

Ending units	10,892,020	10,096,329	17,021,334	19,906,479	38,925,169	39,772,065	3,398,828	3,171,385

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Ivy Funds Variable Insurance Portfolios, Inc.
	VIP Asset Strategy Subaccount		VIP Global Natural Resources Subaccount		VIP Science and Technology Subaccount
	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(94,051)	$(781,052)	$(944,803)	$(1,005,713)	$(739,619)	$(451,617)
Reinvested capital gains	0	0	0	4,551,425	3,064,869	2,340,002
Realized gain (loss)	18,490,010	8,044,398	(1,183,604)	(2,616,498)	4,081,248	952,245
Unrealized gain (loss)	79,681,073	58,779,737	6,715,455	(729,483)	19,190,486	4,629,908

Net increase (decrease) in contract owners’ equity from operations	98,077,032	66,043,083	4,587,048	199,731	25,596,984	7,470,538

Equity transactions:
Contract purchase payments (note 1)	22,620,161	22,684,223	2,246,603	3,029,409	4,003,495	1,449,235
Extra credit fund deposit (note 1)	21,249	22,732	3,834	4,098	27,419	8,992
Transfers (to) and from other subaccounts	(25,796,300)	(35,742,658)	(10,725,410)	(1,447,422)	17,857,042	3,140,605
Transfers (to) and from fixed dollar contract	4,965,174	13,217,871	1,196,489	1,563,382	1,567,028	1,708,358
Withdrawals and surrenders	(9,695,772)	(7,654,411)	(1,964,370)	(1,474,487)	(1,776,988)	(988,017)
Surrender charges (note 2)	(108,310)	(112,656)	(19,746)	(12,389)	(19,666)	(19,604)
Annual contract charges (note 2)	(5,090,392)	(4,731,555)	(886,649)	(938,483)	(606,637)	(404,829)
Annuity and death benefit payments	(7,859,816)	(6,025,650)	(1,524,020)	(1,656,106)	(1,353,254)	(615,962)

Net equity transactions	(20,944,006)	(18,342,104)	(11,673,269)	(931,998)	19,698,439	4,278,778

Net change in contract owners’ equity	77,133,026	47,700,979	(7,086,221)	(732,267)	45,295,423	11,749,316
Contract owners’ equity:
Beginning of period	427,245,594	379,544,615	74,387,419	75,119,686	39,581,211	27,831,895

End of period	$504,378,620	$427,245,594	$67,301,198	$74,387,419	$84,876,634	$39,581,211

Change in units:
Beginning units	32,943,921	34,406,380	7,948,947	8,070,934	2,595,490	2,305,831

Units purchased	4,622,065	6,164,043	1,508,729	2,283,392	1,988,115	1,077,597
Units redeemed	(6,069,294)	(7,626,502)	(2,700,166)	(2,405,379)	(977,383)	(787,938)

Ending units	31,496,692	32,943,921	6,757,510	7,948,947	3,606,222	2,595,490

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2013 and 2012

	Northern Lights Variable Trust - Class II
	TOPS® Managed Risk Balanced ETF Subaccount		TOPS® Managed Risk Moderate Growth ETF Subaccount		TOPS® Managed Risk Growth ETF Subaccount		Total Subaccounts
	2013	2012	2013	2012	2013	2012	2013	2012
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(2,043,977)	$(1,797,884)	$(2,933,626)	$(2,867,700)	$(2,671,217)	$(3,735,692)	$14,793,558	$2,173,722
Reinvested capital gains	0	0	0	0	0	0	281,826,174	250,533,654
Realized gain (loss)	3,682,875	435,091	10,551,842	530,532	7,370,583	133,941	423,239,443	251,913,059
Unrealized gain (loss)	24,493,871	11,978,727	59,078,867	19,876,869	82,430,242	22,246,222	1,344,942,007	849,110,099

Net increase (decrease) in contract owners’ equity from operations	26,132,769	10,615,934	66,697,083	17,539,701	87,129,608	18,644,471	2,064,801,182	1,353,730,534

Equity transactions:
Contract purchase payments (note 1)	108,717,574	236,071,491	216,002,368	371,599,453	89,746,829	425,539,746	1,792,032,035	2,199,989,223
Extra credit fund deposit (note 1)	226,660	349,600	306,472	432,487	148,553	658,800	2,816,242	3,532,932
Transfers (to) and from other subaccounts	(10,662,519)	17,142,785	(78,467,837)	18,248,740	17,410,829	16,835,437	0	0
Transfers (to) and from fixed dollar contract	47,843,332	44,411,458	73,401,987	53,221,142	38,333,357	62,854,156	526,746,333	467,501,528
Withdrawals and surrenders	(4,211,846)	(1,918,696)	(5,758,582)	(1,937,175)	(5,467,376)	(934,518)	(442,832,049)	(372,721,069)
Surrender charges (note 2)	(128,460)	(79,617)	(192,368)	(35,919)	(211,328)	(32,405)	(4,034,658)	(3,915,548)
Annual contract charges (note 2)	(4,191,072)	(316,909)	(6,322,805)	(695,648)	(7,088,273)	(389,675)	(163,946,940)	(127,965,137)
Annuity and death benefit payments	(4,107,655)	(1,545,537)	(5,846,401)	(2,613,126)	(3,360,473)	(984,327)	(301,522,708)	(254,705,490)

Net equity transactions	133,486,014	294,114,575	193,122,834	438,219,954	129,512,118	503,547,214	1,409,258,255	1,911,716,439

Net change in contract owners’ equity	159,618,783	304,730,509	259,819,917	455,759,655	216,641,726	522,191,685	3,474,059,437	3,265,446,973
Contract owners’ equity:
Beginning of period	328,092,568	23,362,059	494,355,596	38,595,941	542,391,845	20,200,160	14,081,254,945	10,815,807,972

End of period	$487,711,351	$328,092,568	$754,175,513	$494,355,596	$759,033,571	$542,391,845	$17,555,314,382	$14,081,254,945

Change in units:
Beginning units	31,354,654	2,387,018	47,508,996	3,976,791	53,061,595	2,109,043	1,068,385,411	874,872,961

Units purchased	17,612,133	31,111,642	29,763,708	47,213,684	17,640,021	52,921,202	401,436,956	465,180,848
Units redeemed	(5,202,617)	(2,144,006)	(11,914,427)	(3,681,479)	(5,801,992)	(1,968,650)	(268,871,937)	(271,668,398)

Ending units	43,764,170	31,354,654	65,358,277	47,508,996	64,899,624	53,061,595	1,200,950,430	1,068,385,411

The accompanying notes are an integral part of these financial statements.

Ohio National Variable Account A

Notes to Financial Statements	December 31, 2013

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

Ohio National Variable Account A (the “Account”) is a separate account of The Ohio National Life Insurance Company (“ONLIC”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from ONLIC’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business ONLIC may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of ONLIC and is the principal underwriter of the contracts. ONLIC pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts in amounts equating to the Account’s ownership of each underlying mutual fund:

Ohio National Fund, Inc.: Equity, Money Market, Bond, Omni, International, Capital Appreciation, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500® Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100® Index, Bristol, Bryton Growth, Balanced, Target VIP, and Bristol Growth

Fidelity® Variable Insurance Products Fund - Initial Class: VIP Growth, VIP Equity-Income, and VIP High Income

Janus Aspen Series - Institutional Shares: Janus, Overseas, Global Research, and Balanced

Legg Mason Partners Variable Equity Trust - Class I: ClearBridge Variable All Cap Value, ClearBridge Variable Equity Income, ClearBridge Variable Large Cap Value, and Legg Mason Dynamic Multi-Strategy VIT

Wells Fargo Advantage Variable Trust Funds: Opportunity, Small Cap Value, and Discovery

The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF): Core Plus Fixed Income and U.S. Real Estate

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, Structured U.S. Equity, and Strategic Growth

Lazard Retirement Series Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, International Equity, and Multi-Asset Targeted Volatility

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus and Jennison

Fidelity® Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund®, VIP Growth, VIP Equity-Income, VIP Real Estate, and VIP Target Volatility

Janus Aspen Series - Service Shares: Janus, Global Research, Balanced, Overseas, and INTECH U.S. Low Volatility

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

AllianceBernstein Variable Product Series Fund, Inc. - Class B: Growth & Income, Small Cap Growth, and Dynamic Asset Allocation

MFS® Variable Insurance Trust - Service Class: New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

PIMCO Variable Insurance Trust - Administrative  Shares: Real Return, Total Return, Global Bond,  CommodityRealReturn® Strategy, Global Diversified Allocation, and Short Term

Calvert Variable Series, Inc.: VP SRI Equity

Dreyfus Variable Investment Fund - Service Shares: Appreciation

Royce Capital Fund - Investment Class: Small-Cap and Micro-Cap

The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF): Core Plus Fixed Income, U.S. Real Estate, and Growth

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Comstock Series I, Invesco V.I. International Growth Series II, and Invesco V.I. Balanced-Risk Allocation Series II

Franklin Templeton Variable Insurance Products Trust - Class 2: Franklin Income Securities, Franklin Flex Cap Growth Securities, and Templeton Foreign Securities

Neuberger Berman Advisers Management Trust - S Class: AMT Mid Cap Intrinsic Value

Federated Insurance Series - Service Shares: Kaufmann Fund II, Managed Volatility Fund II, and Managed Tail Risk Fund II

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, Structured U.S. Equity, Strategic Growth, and Global Markets Navigator

Franklin Templeton Variable Insurance Products Trust - Class 4: Franklin Income Securities, Franklin Flex Cap Growth Securities, Templeton Foreign Securities, and Franklin Templeton VIP Founding Funds Allocation

Ivy Funds Variable Insurance Portfolios, Inc.: VIP Asset Strategy, VIP Global Natural Resources, and VIP Science and Technology

Northern Lights Variable Trust - Class II: TOPS® Managed Risk Balanced ETF, TOPS® Managed Risk Moderate Growth ETF, and TOPS® Managed Risk Growth ETF

The underlying mutual funds (“the funds”) in which the subaccounts invest, other than The Dow® Target Variable Fund LLC (Dow Target 10 and Dow Target 5 Portfolios) which liquidated on April 8, 2011, are diversified open-end management investment companies. The funds are not available to the general public directly, but are available as investment options in variable annuity contracts and variable life insurance policies issued by life insurance companies. The investments of the funds are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Shares of the funds are purchased at Net Asset Value (“NAV”). The resulting value of assets is converted to accumulation units for the purpose of dividing the aggregate equity ownership of the subaccounts among affected contract owners.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc., in which the Account invests. For these services, ONI recorded advisory fees of approximately $19.8 million and $16.6 million for the periods ended December 31, 2013 and 2012, respectively.

Contract owners may, with certain restrictions, transfer their contract values between the Account and a fixed dollar contract maintained in the general account of ONLIC. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

Guarantees within a contract or optional rider that exceed the value of the interest in the Account represent expenses of ONLIC and are paid from its general account.

For certain products, ONLIC credits an extra amount to the contract owner’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

C.	Annuity Reserves for Contracts in Payment Period

Annuity reserves for contracts in payment period represents the net assets allocated to these future contract benefits. The allocation is based on the 2000 Annuity Table or the 1983 Individual Annuity Mortality Table (83a), depending on the year the contract annuitized and reflects the discounted amount of the expected annuity payments. The assumed interest rate is 3.0 or 4.0 percent depending on the contract selected by the annuitant. Changes to annuity reserves for adverse mortality and expense risk experience are reimbursed to the Account by ONLIC. Such amounts are included in risk and administrative expenses. (See Note 2).

D.	Security Valuation, Transactions and Related Investment Income

The value of the underlying mutual funds is based on the closing NAV of fund shares held at December 31, 2013.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

E.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Subsequent Events

The Account has evaluated for possible subsequent events through April 7, 2014, which is the date these financial statements were issued and there are no additional subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because ONLIC assumes the expense risk and the mortality risk of the contracts. ONLIC charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in contracts in which ONLIC agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, ONLIC charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by ONLIC is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees related to optional riders are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The	tables on the following pages illustrate product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	Annual Payment Combination	Variable Interest Annuity “VIA”	Flexible Payment Combination	Top I
Mortality and Expense Risk Fees (May increase annually to a pre-determined maximum, based on product)	0.75%	1.05%	0.85%	0.85% to 1.05%
Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.00%	1.30%	1.10%	1.10% to 1.30%

The following charges are assessed through the redemption of units:
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	No charge	No charge	$25	$30
Transfer Fee – per transfer. (currently, no charge for the first 4 transfers each contract year)	$3 to $15	NA	$3 to $15	$3 to $15

Purchase Payment Charges	3.3% to 6.3% for sales expense, 1.2% to 2.2% for administrative expense, and 0.5% for death benefit premium	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	No charge	No charge	6% of surrender value in the first year to 0% in the seventh year	5% of purchase payments made in the eight years prior to surrender

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%
The following basic charges are assessed through reduction of daily unit values:
	Top Tradition	Top Plus	Investar Vision & Top Spectrum	Top Explorer
Mortality and Expense Risk Fees (May increase annually to a pre-determined maximum, based on product)	0.85%	0.65%	1.15%	1.05%

Administrative Expenses	0.25%	0.25%	0.25%	0.25%

Total expenses	1.10%	0.90%	1.40%	1.30%

The following charges are assessed through the redemption of units:
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	No charge	$35	$35

Transfer Fee – per transfer. (currently no charge for the first 4 transfers each contract year)	$3 to $15	$3 to $15	$3 to $15	$3 to $15

Sales Charge made from purchase payments	No charge	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7.75% of purchase payments made in the eight years prior to surrender	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the eighth year	7% of surrender value in the first year to 0% in the eighth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

The following basic charges are assessed through reduction of daily unit values:

	ONcore Flex	ONcore Value	ONcore Premier	ONcore Xtra
Mortality and Expense Risk Fees	1.15%	0.75%	1.15%	1.15%
Administrative Expenses	0.35%	0.15%	0.25%	0.25%

Total expenses	1.50%	0.90%	1.40%	1.40%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $ 50,000.	$30	$30	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	No charge	6% of surrender value in the first year to 0% in the seventh year	6% of surrender value in the first year to 0% in the seventh year	9% of surrender value in the first year to 0% in the ninth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%	0.70%
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	0.60%	0.60%
ARDBR II at issue ages through 74 (1)	NA	0.80% to 1.00%	NA	NA
ARDBR II at issue ages 75 through 78 (1)	NA	0.95% to 1.15%	NA	NA
ARDBR (2009) (1)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%	0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB (1)	0.45%	0.45%	0.45%	0.45%
GMIB Plus (1)	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset (1)	0.55%	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset (1)	0.70%	0.70%	0.70%	0.70%
GMIB Plus with Five Year Reset II without investment restrictions (1)	NA	0.90% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions (1)	NA	0.75% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions (1)	NA	1.00% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions (1)	NA	0.85% to 1.50%	NA	NA
GMIB Plus with Annual Reset (2009) (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB (2011) (1)	NA	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (2011) (1)	NA	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
GLWB (2012) (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB (2012) (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	NA	0.95% to 2.00%	0.95% to 2.00%	NA
Joint GLWB Preferred I.S.	NA	1.25% to 2.50%	1.25% to 2.50%	NA

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%
GPP (2012)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Lite	ONcore Ultra	ONcore Wrap
Mortality and Expense Risk Fees	1.15%	0.90% to 1.15%	0.50%
Administrative Expenses	0.25%	0.25%	0.15%

Total expenses	1.40%	1.15% to 1.40%	0.65%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the fourth year	7% of surrender value in the first year to 0% in the fourth year	No charge

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	0.25% to 0.30%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	0.60%
ARDBR II at issue ages through 74 (1)	0.80% to 1.00%	NA	NA
ARDBR II at issue ages 75 through 78 (1)	0.95% to 1.15%	NA	NA
ARDBR (2009) (1)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death Benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB (1)	0.45%	0.45%	0.45%
GMIB Plus (1)	0.55%	0.55%	0.55%
GMIB Plus with Five Year Reset (1)	0.55%	0.55%	0.55%
GMIB Plus with Annual Reset (1)	0.70%	0.70%	0.70%
GMIB Plus with Five Year Reset II without investment restrictions (1)	0.90% to 1.55%	NA	NA
GMIB Plus with Five Year Reset II with investment restrictions (1)	0.75% to 1.40%	NA	NA
GMIB Plus with Annual Reset II without investment restrictions (1)	1.00% to 1.65%	NA	NA
GMIB Plus with Annual Reset II with investment restrictions (1)	0.85% to 1.50%	NA	NA
GMIB Plus with Annual Reset (2009) (1)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB (2011) (1)	NA	NA	0.95% to 2.00%
Joint GLWB (2011) (1)	NA	NA	1.20% to 2.40%
GLWB (2012) (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB (2012) (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	NA	NA	0.95% to 2.00%
Joint GLWB Preferred I.S	NA	NA	1.25% to 2.50%

Optional Guaranteed Principal Access (“GPA”)
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%
GPP (2012)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%
(1) No longer available for purchase. The following basic charges are assessed through reduction of daily unit values:

	ONcore Lite II	ONcore Ultra II	ONcore Flex II
Mortality and Expense Risk Fees	1.25%	0.90% to 1.25%	1.35%
Administrative Expenses	0.25%	0.25%	0.35%

Total expenses	1.50%	1.15% to 1.50%	1.70%

The following charges are assessed through the redemption of units:
Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the fifth year	No charge

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25% to 0.30%	0.25% to 0.30%	NA
GMDBR85 Plus (1)	0.45%	0.45%	NA
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	NA
Annual Reset Death Benefit Rider:
ARDBR (2009) (1)	0.85% to 1.40%	0.85% to 1.40%	NA
ARDBR (2008) at issue ages through 74 (1)	0.85% to 1.00%	0.85% to 1.00%	NA
ARDBR (2008) at issue ages 75 through 78 (1)	0.95% to 1.15%	0.95% to 1.15%	NA
ARDBR (1)	0.60%	0.60%	NA
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death Benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base:
GMIB Plus with Annual Reset (2009) (1)	0.95% to 1.50%	0.95% to 1.50%	NA
GMIB Plus with Annual Reset (2008) without investment restrictions (1)	1.00% to 1.65%	1.00% to 1.65%	NA
GMIB Plus with Annual Reset (2008) with investment restrictions (1)	0.85% to 1.50%	0.85% to 1.50%	NA
GMIB Plus with Annual Reset (1)	0.70%	0.70%	NA

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB (2011) (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (2011) (1)	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
GLWB (2012) (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB (2012) (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Preferred I.S	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.55%	0.55%	0.55%
GPP (2012)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%
(1) No longer available for purchase. The following basic charges are assessed through reduction of daily unit values:

	ONcore Premier II	ONcore Xtra II	ONcore Lite III
Mortality and Expense Risk Fees	1.05%	1.45%	1.35%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.30%	1.70%	1.60%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30	$30
Transfer Fee – per transfer.
(currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No charge	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	7% of surrender value in the first year to 0% in the eighth year	9% of surrender value in the first year to 0% in the tenth year	8% of surrender value in the first year to 0% in the fifth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%
Guaranteed Minimum Death Benefit Rider:
5% GMDBR80 Plus (1)	0.45%	0.45%	0.45%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death Benefit (1)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (1)	1.05% to 2.00%	1.05% to 2.00%	1.05% to 2.00%
GLWB (2011) (1)	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (2011) (1)	1.20% to 2.40%	1.20% to 2.40%	1.20% to 2.40%
GLWB (2012) (1)	1.05% to 2.10%	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB (2012) (1)	1.35% to 2.70%	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	0.95% to 2.00%	NA	0.95% to 2.00%
Joint GLWB Preferred I.S	1.25% to 2.50%	NA	1.25% to 2.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.55%	0.55%	0.55%
GPP (2012)	0.45% to 0.90%	0.45% to 0.90%	0.45% to 0.90%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	ONcore Premier WF7	ONcore Premier WF 4
Mortality and Expense Risk Fees	1.05%	1.05% to 1.55%
Administrative Expenses	0.25%	0.25%

Total expenses	1.30%	1.30% to 1.80%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract). No charge if contract value exceeds $50,000.	$30	$30

Transfer Fee – per transfer. (currently no charge for the first 12 transfers each contract year)	$10	$10

Sales Charge made from purchase payments	No charge	No charge

Surrender Charges

A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.

	8% of surrender value in the first year to 0% in the eighth year	8% of surrender value in the first year to 0% in the fifth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits
These annual charges are the following percentages of the optional death benefit amounts:
Annual Stepped-up Death Benefit	0.25%	0.25%
Guaranteed Minimum Death Benefit Rider
5% GMDBR80 Plus (1)	0.45%	0.45%
Premium Protection or Joint Premium Protection death benefit:
Issue ages through 70	0.10%	0.10%
Issue ages 71 through 75	0.25%	0.25%
Premium Protection Plus or Joint Premium Protection Plus death benefit (1)	0.45% to 0.90%	0.45% to 0.90%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at (issue ages through 70) / (issue ages 71 through 75)	0.15% / 0.30%	0.15% / 0.30%
GEB “Plus” at (issue ages through 70) / (issue ages 71 through 75)	0.30% / 0.60%	0.30% / 0.60%

Optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”)
These annual charges are the following percentage of your GLWB base:
GLWB (2011) (1)	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB (2011) (1)	1.20% to 2.40%	1.20% to 2.40%
GLWB (2012) (1)	1.05% to 2.10%	1.05% to 2.10%
Joint GLWB (2012) (1)	1.35% to 2.70%	1.35% to 2.70%
GLWB Plus	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Plus	1.25% to 2.50%	1.25% to 2.50%
GLWB Preferred I.S.	0.95% to 2.00%	0.95% to 2.00%
Joint GLWB Preferred I.S	1.25% to 2.50%	1.25% to 2.50%

Optional Guaranteed Principal Protection (“GPP”)
These annual charges are the following percentage of average annual guaranteed principal amount:
GPP (1)	0.55%	0.55%
GPP (2012)	0.45% to 0.90%	0.45% to 0.90%

(1)	No longer available for purchase.

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of ONLIC which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, ONLIC does not provide for income taxes within the Account.

(4)	Fund Mergers and Replacements

Effective December 20, 2013, the Millennium Portfolio of Ohio National Fund, Inc. was merged into the Small Cap Growth Portfolio of Ohio National Fund, Inc. The Income Opportunity Portfolio and the U.S. Equity Portfolio of Ohio National Fund, Inc. merged into the Balanced Portfolio of Ohio National Fund, Inc. The Target Equity/Income Portfolio of Ohio National Fund, Inc. merged into the Target VIP Portfolio of Ohio National Fund, Inc.

Effective April 29, 2011, the Invesco Van Kampen V.I. Value Fund Series I of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged into the Invesco Van Kampen V.I. Comstock Fund Series I of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). The Invesco Van Kampen V.I. International Growth Equity Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged into the Invesco V.I. International Growth Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective May 28, 2010, the Value Portfolio of The Universal Institutional Funds, Inc. – Class I was merged into a newly-organized fund, the Invesco Van Kampen V.I. Value Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds). The International Growth Equity Portfolio of The Universal Institutional Funds, Inc. – Class II was merged into a newly-organized fund, the Invesco Van Kampen V.I. International Growth Equity Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective April 24, 2009, funds of J.P. Morgan Series Trust II were transferred to the J.P. Morgan Insurance Trust – Class I. The Small Company Portfolio and the Small Cap Equity Portfolio of J.P. Morgan Insurance Trust – Class I were merged together to become the Small Cap Core Portfolio of J.P. Morgan Insurance Trust – Class I. The Mid Cap Value Portfolio and the Diversified Mid Cap Value Portfolio of J.P. Morgan Insurance Trust – Class I were merged together to become the Mid Cap Value Portfolio of J.P. Morgan Insurance Trust – Class I.

(5)	Investments

In accordance with FASB ASC 820, Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:

Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 2:

Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3:

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$17,555,314,382	$0	$0	$17,555,314,382

*	Refer to Note 1.B. for listing of individual Separate Account Investments.

The Account’s policy is to recognize transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2013.

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2013 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$8,534,938	$31,915,798
Money Market Subaccount	195,511,422	186,095,993
Bond Subaccount	37,869,256	49,168,430
Omni Subaccount	1,606,911	3,871,471
International Subaccount	20,100,157	29,177,098
Capital Appreciation Subaccount	11,223,812	23,194,427
Millennium Subaccount	2,745,489	23,087,716
International Small-Mid Company Subaccount	7,295,834	10,902,060
Aggressive Growth Subaccount	5,692,331	7,615,500
Small Cap Growth Subaccount	42,643,380	10,251,002
Mid Cap Opportunity Subaccount	11,184,346	12,845,229
S&P 500® Index Subaccount	82,701,355	39,094,707
Strategic Value Subaccount	134,831,148	57,206,340
High Income Bond Subaccount	46,124,247	70,119,966
Capital Growth Subaccount	20,455,883	12,938,642
Nasdaq-100® Index Subaccount	30,267,392	26,660,808
Bristol Subaccount	14,070,232	62,193,392
Bryton Growth Subaccount	12,707,912	47,203,987
U.S. Equity Subaccount	2,449,053	21,400,808
Balanced Subaccount	168,744,937	21,395,863
Income Opportunity Subaccount	2,717,297	10,732,755
Target VIP Subaccount	26,879,493	4,250,798
Target Equity/Income Subaccount	3,403,709	29,025,863
Bristol Growth Subaccount	9,180,356	32,341,478
Fidelity® Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount	8,336	179,320
VIP Equity-Income Subaccount	115,568	52,529
VIP High Income Subaccount	4,286	8,374
Janus Aspen Series - Institutional Shares:
Janus Subaccount	56,513	915,290
Overseas Subaccount	113,920	445,762
Global Research Subaccount	134,753	429,274
Balanced Subaccount	713,777	1,264,432
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable All Cap Value Subaccount	9,360,606	4,080,303
ClearBridge Variable Equity Income Subaccount	11,186,351	7,502,715
ClearBridge Variable Large Cap Value Subaccount	12,642,056	6,011,702
Legg Mason Dynamic Multi-Strategy VIT Subaccount	759,192,693	64,334,821
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	7,866	555,769
Small Cap Value Subaccount	2,224	20,527
Discovery Subaccount	129,672	902,819
The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	66,298	232,443
U.S. Real Estate Subaccount	308,567	966,356
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	45,252,208	77,876,383
Structured U.S. Equity Subaccount	2,481,544	7,579,320
Strategic Growth Subaccount	1,312,395	3,483,425
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	141,892,415	68,108,265
U.S. Small-Mid Cap Equity Subaccount	7,624,009	5,596,912
U.S. Strategic Equity Subaccount	1,716,584	618,007
International Equity Subaccount	70,631,263	92,773,212
Multi-Asset Targeted Volatility Subaccount	61,738,286	7,923,532
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	10,368,817	28,012,885
Jennison Subaccount	3,311,450	4,689,539
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	117,114,434	102,644,992
VIP Contrafund® Subaccount	58,025,066	70,759,250
VIP Growth Subaccount	11,803,814	8,657,267
VIP Equity-Income Subaccount	46,222,765	32,302,620
VIP Real Estate Subaccount	52,212,082	32,259,178

VIP Target Volatility Subaccount	55,168,053	1,830,879
Janus Aspen Series - Service Shares:
Janus Subaccount	1,788,052	4,584,769
Global Research Subaccount	9,394,461	12,129,611
Balanced Subaccount	46,020,787	26,597,579
Overseas Subaccount	35,147,899	57,727,000
INTECH U.S. Low Volatility Subaccount	171,718,916	10,012,847
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	16,158,707	8,098,021
Mid Cap Value Subaccount	48,130,855	37,502,634
AllianceBernstein Variable Product Series Fund, Inc. - Class B:
Growth & Income Subaccount	1,175	25,489
Small Cap Growth Subaccount	6,064	545
Dynamic Asset Allocation Subaccount	81,981,609	25,462,744
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount	18,024,559	8,443,605
Investors Growth Stock Subaccount	6,952,310	4,284,357
Mid Cap Growth Subaccount	7,398,594	6,849,670
Total Return Subaccount	11,922,066	12,577,695
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	182,101,627	181,928,891
Total Return Subaccount	327,486,386	421,393,612
Global Bond Subaccount	50,197,652	165,637,327
CommodityRealReturn® Strategy Subaccount	61,386,471	57,260,885
Global Diversified Allocation Subaccount	218,607,418	35,011,970
Short-Term Subaccount	7,040,550	468,409
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount	13,494	37,177
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	8,971,607	18,553,727
Royce Capital Fund - Investment Class:
Small-Cap Subaccount	83,245,637	111,216,898
Micro-Cap Subaccount	16,639,588	27,215,409
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	20,410,689	10,883,517
U.S. Real Estate Subaccount	16,039,229	16,042,204
Growth Subaccount	7,647,233	9,518,081
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Comstock I Subaccount	668	422
Invesco V.I. International Growth Series II Subaccount	9,478,877	4,951,489
Invesco V.I. Balanced-Risk Allocation Series II Subaccount	318,679,240	301,630,730
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income Securities Subaccount	22,680,495	22,344,272
Franklin Flex Cap Growth Securities Subaccount	6,174,570	22,849,842
Templeton Foreign Securities Subaccount	21,082,175	34,353,217
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount	7,924,816	17,141,440
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount	13,601,955	7,588,941
Managed Volatility Fund II Subaccount	184,120,119	32,382,261
Managed Tail Risk Fund II Subaccount	5,793,212	10,130
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount	93,010,473	143,382,370
Structured U.S. Equity Subaccount	5,977,407	1,087,363
Strategic Growth Subaccount	5,258,933	3,438,248
Global Markets Navigator Subaccount	78,142,876	5,993,949
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income Securities Subaccount	44,977,864	28,804,688
Franklin Flex Cap Growth Securities Subaccount	20,906,252	58,831,478
Templeton Foreign Securities Subaccount	70,045,776	75,586,999
Franklin Templeton VIP Founding Funds Allocation Subaccount	18,731,041	6,290,919
Ivy Funds Variable Insurance Portfolios:
VIP Asset Strategy Subaccount	71,341,903	92,379,960
VIP Global Natural Resources Subaccount	14,466,406	27,084,478
VIP Science and Technology Subaccount	41,523,904	19,500,215
Northern Lights Variable Trust:
TOPS® Managed Risk Balanced ETF Subaccount	192,934,298	61,492,261

TOPS® Managed Risk Moderate Growth ETF Subaccount	329,613,961	139,424,753
TOPS® Managed Risk Growth ETF Subaccount	198,956,471	72,115,570

Totals	$5,609,716,888	$3,903,838,901

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value, expenses, total returns, and investment income ratios for each period ended December 31. The fair value indicated in the Financial Highlights represents the portion of contract owners’ equity for contracts in the accumulation period only, and excludes the portion of contract owners’ equity related to annuity reserves for contracts in the payment period. As such, fair value presented below equals the contract owners’ equity for Contracts in Accumulation Period as noted in the Statements of Assets and Contract Owners’ Equity, but may not agree to the total contract owner’s equity as presented in the Statements of Changes in Contract Owner’s Equity. Some of the information is presented as a range of minimum to maximum values. The range is determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the expenses, values per unit, and total returns that correspond to those products. Accordingly, some individual contract or product attributes may not be within the range presented.

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Ohio National Fund, Inc.:
Equity Subaccount
2013	13,471,858	$9.82 to $17.39	$166,430,176	0.65% to 1.70%	35.39% to 36.80%		0.88%
2012	15,668,730	$7.18 to $12.85	$141,751,641	0.65% to 1.70%	13.75% to 14.94%		1.35%
2011	17,924,093	$6.25 to $11.29	$142,015,025	0.65% to 1.70%	-4.99% to -4.00%		0.83%
2010	19,967,667	$6.51 to $11.89	$165,604,954	0.65% to 1.60%	7.22% to 18.94%	(b)	0.20%
2009	21,921,406	$6.07 to $7.02	$171,255,032	0.65% to 1.50%	37.05% to 38.21%		0.24%
Money Market Subaccount
2013	19,504,529	$9.43 to $10.28	$225,949,603	0.65% to 1.70%	-1.67% to -0.65%		0.00%
2012	18,402,458	$9.59 to $10.34	$216,520,692	0.65% to 1.70%	-1.68% to -0.65%		0.00%
2011	20,031,548	$9.75 to $10.41	$238,888,579	0.65% to 1.70%	-1.67% to -0.64%		0.00%
2010	20,154,121	$9.91 to $10.48	$244,045,346	0.65% to 1.70%	-0.85%(a) to -0.65%		0.00%
2009	23,299,397	$10.55 to $11.99	$286,688,936	0.65% to 1.50%	-1.48% to -0.65%		0.00%
Bond Subaccount
2013	7,617,645	$10.26 to $12.87	$130,614,909	0.65% to 1.80%	-3.66% to -2.56%		0.00%
2012	8,153,185	$10.65 to $13.20	$144,384,647	0.65% to 1.80%	5.35% to 6.56%		0.00%
2011	8,000,165	$10.11 to $12.39	$134,622,867	0.65% to 1.80%	1.13%(a) to 5.67%		0.00%
2010	7,699,470	$10.14 to $11.73	$124,387,095	0.65% to 1.70%	1.38%(a) to 7.14%		0.00%
2009	7,427,076	$10.94 to $14.81	$113,574,177	0.65% to 1.50%	19.14% to 20.15%		0.00%
Omni Subaccount
2013	1,041,092	$15.44 to $24.44	$18,924,616	0.90% to 1.70%	28.35% to 29.37%		1.03%
2012	1,182,187	$12.06 to $18.89	$16,706,742	0.90% to 1.60%	10.27% to 11.04%		1.27%
2011	1,314,536	$10.94 to $17.02	$17,085,346	0.90% to 1.60%	-5.62% to -4.97%		1.21%
2010	1,461,417	$9.25 to $17.91	$20,451,606	0.90% to 1.50%	11.52% to 12.18%		1.50%
2009	1,601,910	$8.29 to $15.96	$20,459,047	0.90% to 1.50%	31.19% to 31.97%		1.95%
International Subaccount
2013	13,865,847	$10.29 to $10.83	$166,603,847	0.65% to 1.80%	9.71% to 10.96%		0.00%
2012	14,425,425	$9.38 to $9.76	$157,443,098	0.65% to 1.80%	18.12% to 19.47%		0.00%
2011	16,403,782	$8.17 to $10.78	$150,904,418	0.65% to 1.70%	-16.82% to -15.96%		0.00%
2010	16,684,220	$9.72 to $10.59	$184,263,103	0.65% to 1.50%	15.02% to 15.99%		0.00%
2009	19,004,938	$8.38 to $9.20	$182,222,701	0.65% to 1.50%	36.18% to 37.33%		0.00%
Capital Appreciation Subaccount
2013	3,469,708	$13.87 to $16.49	$102,950,748	0.65% to 1.80%	32.13% to 33.64%		0.42%
2012	3,839,409	$10.50 to $12.34	$86,974,757	0.65% to 1.80%	15.50% to 16.83%		0.59%
2011	4,401,706	$9.09 to $10.56	$86,273,006	0.65% to 1.80%	-9.09%(a) to -2.29%		0.38%
2010	4,804,147	$12.14 to $36.66	$97,575,715	0.90% to 1.70%	15.95% to 21.42%	(b)	0.23%
2009	5,408,800	$16.78 to $31.62	$95,310,869	0.90% to 1.50%	40.73% to 41.56%		1.24%
Millennium Subaccount
2012	1,284,003	$11.94 to $13.27	$14,541,445	0.65% to 1.60%	7.71% to 8.73%		0.00%
2011	1,501,184	$10.98 to $12.32	$15,751,815	0.65% to 1.60%	-2.43% to -1.52%		0.00%
2010	1,724,377	$7.85 to $11.15	$18,587,089	0.65% to 1.50%	22.46% to 23.50%		0.00%
2009	12,698,371	$6.41 to $9.03	$87,663,141	0.65% to 1.50%	19.06% to 20.06%		0.00%
International Small-Mid Company Subaccount
2013	2,907,963	$11.57 to $13.52	$60,584,819	0.65% to 1.80%	25.42% to 26.85%		0.00%
2012	3,067,845	$10.66 to $12.97	$50,789,165	0.65% to 1.70%	20.63% to 21.90%		0.00%
2011	3,224,012	$8.74 to $10.75	$44,397,509	0.65% to 1.70%	-18.89% to -18.05%		0.00%
2010	3,530,250	$10.67 to $13.26	$60,061,880	0.65% to 1.60%	18.96% to 32.65%	(b)	0.00%
2009	3,712,387	$8.97 to $13.80	$53,575,815	0.65% to 1.50%	43.89% to 45.11%		0.00%
Aggressive Growth Subaccount
2013	2,617,296	$17.34 to $17.43	$26,791,301	0.65% to 1.70%	29.24% to 30.59%		0.00%
2012	2,918,190	$13.28 to $13.49	$22,260,725	0.65% to 1.70%	20.80% to 22.07%		0.00%
2011	2,651,431	$9.39 to $11.16	$16,441,651	0.90% to 1.70%	-6.84% to -6.11%		0.00%
2010	2,843,511	$11.56 to $11.99	$18,702,393	0.65% to 1.60%	9.25% to 19.89%	(b)	0.00%
2009	2,726,046	$5.81 to $10.58	$16,508,336	0.65% to 1.50%	40.50% to 41.69%		0.00%
Small Cap Growth Subaccount
2013	5,074,868	$15.30 to $21.41	$69,374,234	0.65% to 1.80%	42.72% to 44.35%		0.00%
2012	2,551,707	$15.02 to $20.61	$23,574,582	0.90% to 1.70%	16.03% to 16.96%		0.00%
2011	2,626,683	$12.65 to $12.94	$20,935,510	0.65% to 1.70%	1.01% to 2.06%		0.00%
2010	2,740,410	$12.39 to $12.81	$21,472,873	0.65% to 1.70%	28.15%(a) to 29.19%		0.00%
2009	2,208,128	$5.67 to $9.59	$13,690,087	0.65% to 1.50%	48.53% to 49.79%		0.00%
Mid Cap Opportunity Subaccount
2013	2,623,813	$13.94 to $14.70	$59,168,272	0.65% to 1.80%	30.12% to 31.60%		0.00%
2012	2,638,917	$10.71 to $11.17	$45,982,630	0.65% to 1.80%	17.58% to 18.93%		0.00%
2011	2,634,919	$9.11 to $9.39	$39,281,390	0.65% to 1.80%	-8.91%(a) to -3.99%		0.00%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
2010	2,751,530	$9.78 to $12.40	$43,610,808	0.65% to 1.70%	18.83% to 23.97%	(b)	0.00%
2009	2,823,665	$8.23 to $12.28	$38,295,790	0.65% to 1.50%	38.52% to 39.69%		0.00%
S&P 500® Index Subaccount
2013	13,597,324	$14.04 to $14.57	$239,469,990	0.65% to 1.80%	29.42% to 30.89%		1.49%
2012	10,859,140	$10.85 to $11.13	$147,972,905	0.65% to 1.80%	13.35% to 14.65%		1.51%
2011	9,396,373	$9.57 to $9.71	$113,865,711	0.65% to 1.80%	-4.28%(a) to 1.11%		1.36%
2010	9,816,107	$9.60 to $11.42	$118,617,098	0.65% to 1.50%	12.76% to 13.72%		1.40%
2009	9,588,836	$8.45 to $10.12	$103,231,236	0.65% to 1.50%	23.97% to 25.02%		1.69%
Strategic Value Subaccount
2013	26,994,690	$12.18 to $13.01	$384,518,294	0.65% to 1.80%	18.86% to 20.22%		3.07%
2012	21,683,013	$10.13 to $10.95	$258,288,723	0.65% to 1.80%	5.31% to 6.52%		2.62%
2011	3,242,375	$9.51 to $13.15	$36,215,947	0.65% to 1.70%	12.13% to 13.29%		2.07%
2010	1,983,155	$8.39 to $11.73	$19,555,673	0.65% to 1.70%	11.26% to 17.28%	(b)	3.61%
2009	1,744,313	$7.55 to $8.78	$15,582,107	0.65% to 1.50%	9.87% to 10.80%		3.99%
High Income Bond Subaccount
2013	13,724,307	$11.70 to $16.59	$288,437,907	0.65% to 1.80%	5.19% to 6.39%		0.00%
2012	14,703,714	$11.12 to $15.59	$292,738,551	0.65% to 1.80%	12.31% to 13.60%		0.00%
2011	14,095,798	$9.90 to $13.72	$250,568,507	0.65% to 1.80%	-0.95%(a) to 4.68%		0.00%
2010	14,435,962	$10.85 to $13.11	$252,299,498	0.65% to 1.70%	8.49%(a) to 13.35%		0.00%
2009	9,278,190	$11.57 to $15.33	$145,316,799	0.65% to 1.50%	47.04% to 48.28%		0.00%
Capital Growth Subaccount
2013	2,030,472	$12.54 to $19.01	$70,590,239	0.65% to 1.80%	27.96% to 29.42%		0.00%
2012	1,752,877	$9.80 to $14.69	$47,909,160	0.65% to 1.80%	11.79% to 13.08%		0.00%
2011	1,806,106	$8.76 to $12.99	$44,168,011	0.65% to 1.80%	-12.36%(a) to -3.09%		0.00%
2010	1,770,957	$12.72 to $13.39	$45,360,803	0.90% to 1.60%	33.94%(a) to 35.21%		0.00%
2009	1,638,437	$9.89 to $19.29	$31,116,259	0.65% to 1.50%	33.27% to 34.39%		0.00%
Nasdaq-100® Index Subaccount
2013	10,406,649	$15.05 to $20.48	$84,228,284	0.65% to 1.80%	33.57% to 35.10%		0.82%
2012	9,862,743	$11.27 to $15.16	$59,867,223	0.65% to 1.80%	15.78% to 17.11%		0.69%
2011	9,233,811	$9.73 to $12.94	$47,742,528	0.65% to 1.80%	-2.66%(a) to 2.53%		0.37%
2010	9,372,217	$12.46 to $12.62	$47,101,155	0.65% to 1.70%	18.61% to 24.63%	(b)	0.35%
2009	9,531,577	$4.14 to $10.64	$40,300,571	0.65% to 1.50%	51.43% to 52.71%		0.00%
Bristol Subaccount
2013	11,783,687	$13.71 to $14.59	$216,883,359	0.65% to 1.80%	38.72% to 40.30%		0.47%
2012	14,661,303	$9.88 to $10.40	$193,707,193	0.65% to 1.80%	11.17% to 12.45%		0.57%
2011	15,411,491	$8.89 to $9.25	$182,751,925	0.65% to 1.80%	-11.10%(a) to -7.76%		0.48%
2010	13,234,534	$10.02 to $12.07	$172,026,137	0.65% to 1.70%	12.37% to 20.72%	(b)	0.63%
2009	11,449,119	$8.92 to $11.51	$133,596,270	0.65% to 1.50%	33.82% to 34.95%		0.69%
Bryton Growth Subaccount
2013	10,065,360	$13.28 to $16.14	$168,738,212	0.65% to 1.80%	38.24% to 39.82%		0.00%
2012	12,302,697	$9.61 to $11.54	$148,395,738	0.65% to 1.80%	9.31% to 10.57%		0.00%
2011	13,366,319	$8.79 to $10.44	$146,739,536	0.65% to 1.80%	-12.10%(a) to -9.87%		0.00%
2010	10,494,205	$11.58 to $12.97	$128,278,287	0.65% to 1.70%	23.24% to 29.75%	(b)	0.00%
2009	10,634,211	$9.40 to $9.82	$106,089,583	0.65% to 1.50%	33.72% to 34.85%		0.00%
U.S. Equity Subaccount
2012	1,353,700	$10.47 to $11.03	$14,373,759	0.90% to 1.80%	12.58% to 13.59%		0.58%
2011	1,312,773	$9.71 to $11.92	$12,355,176	0.90% to 1.60%	-3.50% to -2.83%		0.00%
2010	1,384,399	$8.17 to $9.60	$13,446,687	0.90% to 1.50%	10.80% to 11.46%		0.75%
2009	1,553,589	$8.67 to $8.96	$13,589,709	0.90% to 1.50%	14.85% to 15.53%		0.75%
Balanced Subaccount
2013	14,149,173	$12.22 to $14.45	$230,430,723	0.65% to 1.80%	13.23% to 14.52%		1.24%
2012	4,741,069	$10.79 to $12.62	$68,652,265	0.65% to 1.80%	11.29% to 12.56%		0.00%
2011	1,165,187	$11.16 to $12.35	$15,790,492	0.90% to 1.70%	0.58% to 1.38%		1.98%
2010	983,488	$12.18 to $13.27	$13,214,377	0.90% to 1.50%	6.19% to 6.82%		2.11%
2009	1,001,326	$11.41 to $12.49	$12,636,157	0.90% to 1.50%	23.07% to 23.80%		2.59%
Income Opportunity Subaccount
2012	658,913	$10.04 to $11.05	$7,456,049	0.90% to 1.80%	5.43% to 6.37%		0.00%
2011	830,079	$10.22 to $10.66	$8,903,853	0.65% to 1.70%	-2.73% to -1.72%		0.00%
2010	700,242	$10.60 to $10.86	$7,696,485	0.90% to 1.50%	5.57% to 6.19%		0.00%
2009	514,922	$10.28 to $10.64	$5,355,941	0.90% to 1.50%	11.47% to 12.13%		0.00%
Target VIP Subaccount
2013	3,746,231	$13.05 to $13.86	$50,424,303	0.65% to 1.80%	34.30% to 35.83%		0.82%
2012	2,059,046	$10.20 to $10.32	$20,446,805	0.90% to 1.80%	13.19% to 14.21%		1.36%
2011	2,279,372	$8.93 to $9.12	$19,869,154	0.90% to 1.80%	-8.83%(a) to -2.29%		0.96%
2010	2,370,283	$9.14 to $12.67	$21,181,558	0.90% to 1.60%	18.40% to 26.72%	(b)	1.34%
2009	2,662,821	$7.22 to $7.53	$20,183,855	0.65% to 1.50%	13.07% to 14.02%		1.36%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Target Equity/Income Subaccount
2012	2,401,760	$8.19 to $11.80	$20,186,021	0.65% to 1.70%	9.21% to 10.36%		1.97%
2011	2,592,247	$7.42 to $10.80	$19,875,879	0.65% to 1.70%	-12.58% to -11.67%		1.54%
2010	2,809,041	$8.40 to $12.36	$24,374,819	0.65% to 1.70%	22.43% to 23.58%	(b)	1.31%
2009	2,951,808	$6.86 to $7.09	$21,073,435	0.65% to 1.50%	10.67% to 11.61%		1.85%
Bristol Growth Subaccount
2013	8,255,633	$13.65 to $14.30	$115,182,347	0.65% to 1.80%	36.17% to 37.72%		0.40%
2012	10,066,296	$10.03 to $10.38	$102,533,385	0.65% to 1.80%	9.22% to 10.47%		0.45%
2011	10,259,112	$9.18 to $9.40	$95,082,825	0.65% to 1.80%	-8.20%(a) to -2.41%		0.39%
2010	8,569,711	$9.63 to $12.10	$80,843,072	0.65% to 1.70%	12.07% to 20.96%	(b)	0.65%
2009	296,643	$8.40 to $8.59	$2,501,509	0.65% to 1.50%	40.17% to 41.36%		0.00%
Dow Target 10 Portfolios:
First Quarter Subaccount
2010	225,669	$10.21 to $10.96	$2,349,927	0.90% to 1.50%	16.62% to 17.31%		0.00%
2009	224,184	$8.75 to $9.34	$2,004,892	0.90% to 1.50%	14.38% to 15.06%		0.00%
Second Quarter Subaccount
2010	214,801	$11.73 to $12.58	$2,597,454	0.90% to 1.50%	20.56% to 21.27%		0.00%
2009	239,776	$9.83 to $10.37	$2,400,898	0.90% to 1.40%	25.49% to 26.11%		0.00%
Third Quarter Subaccount
2010	219,905	$9.01 to $9.64	$2,032,028	0.90% to 1.50%	19.53% to 20.24%		0.00%
2009	242,351	$7.54 to $8.02	$1,877,439	0.90% to 1.50%	8.20% to 8.85%		0.00%
Fourth Quarter Subaccount
2010	223,965	$11.29 to $12.07	$2,571,983	0.90% to 1.50%	18.93% to 19.64%		0.00%
2009	212,432	$9.49 to $11.75	$2,052,909	0.90% to 1.50%	13.20% to 13.88%		0.00%
Dow Target 5 Portfolios:
First Quarter Subaccount
2010	73,634	$10.55 to $11.26	$764,385	0.90% to 1.50%	10.49% to 11.14%		0.00%
2009	78,675	$9.65 to $10.13	$757,587	0.90% to 1.40%	18.10% to 18.68%		0.00%
Second Quarter Subaccount
2010	62,237	$11.56 to $12.32	$700,161	0.90% to 1.50%	12.89% to 13.56%		0.00%
2009	67,367	$10.34 to $10.85	$693,741	0.90% to 1.40%	19.36% to 19.95%		0.00%
Third Quarter Subaccount
2010	82,341	$6.61 to $6.97	$545,562	0.90% to 1.40%	20.58% to 21.18%		0.00%
2009	92,207	$5.49 to $5.75	$508,712	0.90% to 1.40%	-13.35% to -12.92%		0.00%
Fourth Quarter Subaccount
2010	73,309	$8.92 to $9.53	$658,810	0.90% to 1.50%	12.02% to 12.69%		0.00%
2009	89,821	$7.96 to $8.46	$729,687	0.90% to 1.50%	4.37% to 4.99%		0.00%
Fidelity® Variable Insurance Products Fund - Initial Class:
VIP Growth Subaccount
2013	39,769	$25.92	$1,030,825	1.30%	34.59%		0.28%
2012	47,032	$19.26	$905,792	1.30%	13.21%		0.58%
2011	52,871	$17.01	$899,424	1.30%	-1.08%		0.35%
2010	59,281	$17.20	$1,019,496	1.30%	22.58%		0.27%
2009	73,851	$14.03	$1,036,099	1.30%	26.64%		0.44%
VIP Equity-Income Subaccount
2013	36,104	$25.31	$913,931	1.30%	26.50%		2.57%
2012	36,319	$20.01	$726,760	1.30%	15.79%		3.11%
2011	40,570	$17.28	$701,092	1.30%	-0.32%		2.37%
2010	46,128	$17.34	$799,705	1.30%	13.67%		1.80%
2009	52,739	$15.25	$804,351	1.30%	28.54%		2.24%
VIP High Income Subaccount
2013	4,115	$17.65	$72,642	1.30%	4.59%		5.79%
2012	4,547	$16.88	$76,753	1.30%	12.75%		5.58%
2011	5,753	$14.97	$86,119	1.30%	2.70%		5.93%
2010	7,554	$14.58	$110,109	1.30%	12.36%		6.60%
2009	10,134	$12.97	$131,471	1.30%	42.11%		8.18%
Janus Aspen Series - Institutional Shares:
Janus Subaccount
2013	324,749	$12.33 to $15.94	$5,068,049	0.90% to 1.50%	28.41% to 29.18%		0.78%
2012	386,487	$9.54 to $12.41	$4,676,563	0.90% to 1.50%	16.83% to 17.52%		0.54%
2011	459,757	$8.12 to $10.62	$4,716,283	0.90% to 1.50%	-6.70% to -6.14%		0.58%
2010	538,689	$8.65 to $11.39	$5,873,209	0.90% to 1.50%	12.83% to 13.50%		1.09%
2009	649,397	$7.62 to $10.09	$6,245,330	0.90% to 1.50%	34.34% to 35.13%		0.54%
Overseas Subaccount
2013	81,591	$26.28 to $28.85	$2,210,519	0.90% to 1.50%	12.87% to 13.54%		3.15%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
2012	96,301	$23.29 to $25.41	$2,310,671	0.90% to 1.50%	11.81% to 12.48%		0.70%
2011	120,060	$20.83 to $22.59	$2,573,406	0.90% to 1.50%	-33.17% to -32.77%		0.46%
2010	143,165	$31.17 to $33.60	$4,580,355	0.90% to 1.50%	23.46% to 24.19%		0.69%
2009	169,611	$25.24 to $27.05	$4,390,361	0.90% to 1.50%	76.90% to 77.96%		0.57%
Global Research Subaccount
2013	175,177	$11.90 to $14.08	$2,369,258	0.90% to 1.50%	26.53% to 27.28%		1.20%
2012	197,495	$9.35 to $11.13	$2,124,464	0.90% to 1.50%	18.31% to 19.01%		0.87%
2011	230,725	$7.86 to $9.40	$2,081,116	0.90% to 1.50%	-15.01% to -14.51%		0.55%
2010	294,508	$9.19 to $11.07	$3,131,540	0.90% to 1.50%	14.12% to 14.80%		0.60%
2009	344,224	$8.00 to $9.70	$3,197,816	0.90% to 1.50%	35.66% to 36.47%		1.42%
Balanced Subaccount
2013	309,864	$22.09 to $26.75	$7,858,359	0.90% to 1.50%	18.38% to 19.08%		1.51%
2012	353,761	$18.55 to $22.60	$7,553,618	0.90% to 1.50%	11.93% to 12.60%		2.77%
2011	431,259	$16.48 to $20.19	$8,252,548	0.90% to 1.50%	0.14% to 0.73%		2.40%
2010	484,760	$16.36 to $20.16	$9,228,479	0.90% to 1.50%	6.78% to 7.42%		2.72%
2009	615,151	$15.23 to $18.88	$10,952,376	0.90% to 1.50%	24.03% to 24.76%		2.99%
Legg Mason Partners Variable Equity Trust - Class I:
ClearBridge Variable All Cap Value Subaccount
2013	979,292	$13.88 to $17.09	$23,237,643	0.65% to 1.70%	29.96% to 31.31%		1.57%
2012	802,679	$10.57 to $13.15	$14,707,049	0.65% to 1.70%	13.05% to 14.23%		1.64%
2011	880,414	$9.25 to $11.63	$14,299,477	0.65% to 1.70%	-7.76% to -6.80%		1.35%
2010	886,934	$9.93 to $12.62	$15,850,795	0.65% to 1.60%	15.85% to 26.17%	(b)	1.75%
2009	909,513	$8.57 to $15.33	$14,165,068	0.65% to 1.50%	27.45% to 28.52%		1.41%
ClearBridge Variable Equity Income Subaccount
2013	1,264,628	$13.94 to $14.31	$22,429,152	0.65% to 1.80%	23.71% to 25.13%		1.90%
2012	1,057,508	$11.27 to $15.07	$15,046,554	0.90% to 1.80%	12.18% to 13.18%		3.56%
2011	545,937	$10.05 to $13.31	$6,889,231	0.90% to 1.80%	0.46%(a) to 6.94%		3.73%
2010	405,445	$11.55 to $12.45	$4,778,537	0.90% to 1.50%	10.60% to 11.26%		4.32%
2009	362,614	$10.44 to $11.19	$3,851,749	0.90% to 1.50%	21.09% to 21.81%		3.32%
ClearBridge Variable Large Cap Value Subaccount
2013	1,365,218	$14.26 to $14.73	$28,728,497	0.65% to 1.80%	30.03% to 31.51%		1.91%
2012	1,078,467	$11.20 to $13.91	$17,613,877	0.65% to 1.70%	14.55% to 15.75%		2.69%
2011	861,852	$9.68 to $12.15	$12,342,686	0.65% to 1.70%	3.20% to 4.28%		2.35%
2010	798,771	$9.28 to $11.78	$11,122,994	0.65% to 1.60%	8.76% to 17.76%	(b)	3.04%
2009	726,884	$8.53 to $12.50	$9,350,784	0.65% to 1.50%	22.66% to 23.70%		1.99%
Legg Mason Dynamic Multi-Strategy VIT Subaccount
2013	76,562,488	$12.48 to $12.76	$964,110,548	0.65% to 1.80%	16.28% to 17.61%		1.85%
2012	18,248,720	$10.73 to $10.85	$196,712,947	0.65% to 1.80%	7.31%(a) to 8.53%	(b)	3.10%
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
2013	161,536	$24.16 to $25.24	$4,165,354	0.90% to 1.50%	28.75% to 29.51%		0.20%
2012	183,791	$18.65 to $19.60	$3,670,612	0.90% to 1.50%	13.81% to 14.49%		0.09%
2011	238,031	$16.29 to $17.22	$4,158,025	0.90% to 1.50%	-6.91% to -6.36%		0.14%
2010	276,192	$17.40 to $18.50	$5,181,416	0.90% to 1.50%	21.93% to 22.65%		0.76%
2009	331,903	$15.18 to $16.26	$5,088,754	0.90% to 1.50%	45.55% to 46.42%		0.00%
Small Cap Value Subaccount
2013	18,077	$17.46 to $18.86	$318,128	0.90% to 1.40%	13.17% to 13.73%		0.71%
2012	19,044	$15.42 to $16.59	$296,015	0.90% to 1.40%	12.41% to 12.97%		0.87%
2011	19,928	$13.54 to $14.68	$275,366	0.90% to 1.50%	-8.63% to -8.09%		0.67%
2010	24,322	$14.82 to $18.11	$367,407	0.90% to 1.50%	15.52% to 16.21%		1.28%
2009	43,418	$12.83 to $15.59	$565,691	0.90% to 1.50%	57.81% to 58.75%		1.23%
Discovery Subaccount
2013	178,552	$18.56 to $28.48	$5,004,786	0.90% to 1.50%	41.68% to 42.52%		0.01%
2012	213,894	$13.02 to $20.10	$4,235,879	0.90% to 1.50%	15.99% to 16.68%		0.00%
2011	265,007	$11.16 to $17.33	$4,508,716	0.90% to 1.50%	-1.06% to -0.47%		0.00%
2010	345,787	$11.21 to $17.52	$5,931,622	0.90% to 1.50%	33.54% to 34.33%		0.00%
2009	417,772	$8.35 to $13.12	$5,364,791	0.90% to 1.50%	38.23% to 39.05%		0.00%
The Universal Institutional Funds, Inc. - Class I (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2013	72,157	$16.21 to $17.79	$1,191,729	0.90% to 1.50%	-1.79% to -1.21%		3.72%
2012	84,029	$16.50 to $18.00	$1,410,677	0.90% to 1.50%	7.81% to 8.46%		4.65%
2011	91,474	$15.31 to $16.60	$1,428,574	0.90% to 1.50%	4.09% to 4.71%		3.76%
2010	99,664	$14.70 to $15.85	$1,491,833	0.90% to 1.50%	5.56% to 6.19%		6.66%
2009	120,799	$13.93 to $14.93	$1,711,761	0.90% to 1.50%	8.02% to 8.67%		5.83%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
U.S. Real Estate Subaccount
2013	82,171	$32.33 to $41.12	$2,882,944	0.90% to 1.50%	0.55% to 1.14%		1.10%
2012	100,116	$32.16 to $40.65	$3,473,849	0.90% to 1.50%	14.12% to 14.80%		0.83%
2011	112,386	$28.18 to $35.41	$3,428,058	0.90% to 1.50%	4.36% to 4.98%		0.80%
2010	149,488	$27.00 to $33.73	$4,313,270	0.90% to 1.50%	28.04% to 28.80%		2.34%
2009	222,432	$21.09 to $26.19	$4,944,595	0.90% to 1.50%	26.46% to 27.21%		3.33%
Value Subaccount (note 4)
2009	2,603	$11.60 to $12.29	$31,695	0.90% to 1.40%	29.19% to 29.83%		3.32%
Emerging Markets Debt Subaccount
2010	345	$22.33	$7,693	1.40%	8.23%		4.09%
2009	345	$20.63	$7,114	1.40%	28.41%		7.98%
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
2013	17,187,094	$12.86 to $13.87	$245,234,932	0.65% to 1.50%	31.26% to 32.37%		1.13%
2012	21,840,899	$9.71 to $10.57	$236,919,644	0.65% to 1.50%	17.36% to 18.36%		1.21%
2011	32,797,068	$8.21 to $9.00	$302,571,798	0.65% to 1.50%	-8.42% to -7.65%		1.22%
2010	35,146,033	$8.89 to $9.83	$353,492,979	0.65% to 1.50%	9.55% to 10.48%		0.84%
2009	35,556,713	$8.04 to $8.97	$326,213,732	0.65% to 1.50%	16.57% to 17.55%		1.97%
Structured U.S. Equity Subaccount
2013	1,923,913	$13.71 to $15.62	$30,935,971	0.65% to 1.50%	35.49% to 36.63%		1.12%
2012	2,283,315	$11.53 to $12.57	$27,050,415	0.90% to 1.50%	12.76% to 13.43%		1.74%
2011	2,666,929	$9.62 to $10.22	$27,960,509	0.90% to 1.50%	2.51% to 3.12%		1.66%
2010	3,101,134	$9.33 to $9.97	$31,646,871	0.90% to 1.50%	11.18% to 11.84%		1.46%
2009	3,550,196	$8.97 to $9.61	$32,513,515	0.90% to 1.50%	19.35% to 20.06%		2.03%
Strategic Growth Subaccount
2013	575,071	$14.38 to $16.58	$9,704,565	0.90% to 1.50%	30.46% to 31.24%		0.37%
2012	736,135	$10.96 to $12.70	$9,520,858	0.90% to 1.50%	18.11% to 18.81%		0.66%
2011	850,293	$9.22 to $10.76	$9,298,366	0.90% to 1.50%	-4.05% to -3.48%		0.43%
2010	994,729	$9.55 to $11.21	$11,317,219	0.90% to 1.50%	9.10% to 9.75%		0.41%
2009	1,171,449	$8.70 to $10.28	$12,196,995	0.90% to 1.50%	45.56% to 46.43%		0.49%
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
2013	14,124,735	$9.51 to $14.70	$418,682,765	0.65% to 1.80%	-2.99% to -1.88%		1.56%
2012	11,462,820	$9.80 to $14.98	$356,033,259	0.65% to 1.80%	19.88% to 21.26%		1.62%
2011	11,785,392	$8.18 to $12.35	$308,925,592	0.65% to 1.80%	-18.53% to -18.22%	(b)	2.01%
2010	10,140,440	$12.46 to $15.16	$347,415,232	0.65% to 1.70%	21.90% to 24.57%	(b)	1.30%
2009	8,888,289	$12.44 to $28.20	$254,372,049	0.65% to 1.50%	67.34% to 68.75%		3.27%
U.S. Small-Mid Cap Equity Subaccount
2013	1,504,531	$12.27 to $15.20	$38,334,827	0.65% to 1.80%	32.88% to 34.39%		0.00%
2012	1,587,883	$9.23 to $11.31	$30,418,370	0.65% to 1.80%	8.27% to 9.51%		0.00%
2011	9,304,222	$8.53 to $10.33	$160,516,286	0.65% to 1.80%	-14.73%(a) to -9.66%		0.00%
2010	6,131,757	$11.43 to $12.49	$122,506,532	0.65% to 1.70%	22.92% to 24.86%	(b)	0.29%
2009	7,327,499	$9.30 to $16.19	$121,029,406	0.65% to 1.50%	50.43% to 51.70%		0.00%
U.S. Strategic Equity Subaccount
2013	348,304	$13.49 to $15.32	$5,332,672	0.90% to 1.80%	25.80% to 26.92%		1.00%
2012	305,192	$10.73 to $12.07	$3,692,768	0.90% to 1.80%	11.98% to 12.99%		1.16%
2011	302,189	$9.50 to $12.23	$3,248,379	0.65% to 1.60%	0.35% to 1.30%		1.03%
2010	298,629	$10.57 to $12.19	$3,183,431	0.90% to 1.60%	11.84% to 21.92%	(b)	0.73%
2009	275,609	$9.52 to $9.79	$2,639,925	0.90% to 1.50%	24.97% to 25.71%		1.12%
International Equity Subaccount
2013	40,848,951	$12.25 to $12.33	$629,235,285	0.65% to 1.80%	18.63% to 19.98%		1.33%
2012	42,312,660	$10.28 to $10.32	$547,210,514	0.65% to 1.80%	18.96% to 20.32%		1.70%
2011	44,076,228	$8.54 to $8.68	$478,106,442	0.65% to 1.80%	-13.21%(a) to -7.87%		2.11%
2010	36,678,287	$9.27 to $12.05	$434,888,063	0.65% to 1.70%	6.03% to 20.51%	(b)	1.50%
2009	28,025,757	$8.74 to $11.17	$315,693,150	0.65% to 1.50%	19.66% to 20.67%		3.06%
Multi-Asset Targeted Volatility Subaccount
2013	7,207,454	$12.26 to $12.50	$89,039,330	0.65% to 1.80%	17.38% to 18.72%		0.46%
2012	2,583,174	$10.45 to $10.53	$27,070,210	0.65% to 1.80%	4.49%(a) to 5.29%	(b)	0.11%
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
2013	7,500,531	$12.37 to $15.41	$147,390,901	0.65% to 1.80%	27.07% to 28.52%		0.00%
2012	8,402,588	$9.73 to $11.99	$129,300,993	0.65% to 1.80%	8.65% to 9.90%		0.00%
2011	25,200,510	$8.96 to $10.91	$352,605,070	0.65% to 1.80%	-10.41%(a) to -5.12%		0.00%
2010	29,042,935	$11.50 to $12.21	$436,199,017	0.65% to 1.70%	6.67% to 22.12%	(b)	0.00%
2009	17,117,109	$10.78 to $13.95	$243,606,636	0.65% to 1.50%	55.08% to 56.38%		0.00%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Jennison Subaccount
2013	1,525,592	$14.33 to $17.29	$19,046,015	0.65% to 1.80%	34.69% to 36.22%		0.00%
2012	1,646,876	$10.64 to $12.69	$15,205,509	0.65% to 1.80%	13.67% to 14.98%		0.00%
2011	1,945,799	$11.04 to $12.02	$14,888,983	0.65% to 1.70%	-1.75% to -0.73%		0.00%
2010	1,809,973	$11.12 to $12.24	$13,983,292	0.65% to 1.60%	10.73% to 22.45%	(b)	0.02%
2009	1,727,780	$6.81 to $10.04	$12,112,509	0.65% to 1.50%	40.48% to 41.66%		0.28%
Fidelity® Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
2013	17,379,809	$13.00 to $17.20	$531,159,993	0.65% to 1.80%	33.47% to 34.99%		0.28%
2012	19,026,790	$9.74 to $12.74	$433,762,386	0.65% to 1.80%	12.53% to 13.82%		0.39%
2011	19,927,425	$8.66 to $11.19	$405,946,842	0.65% to 1.80%	-13.42%(a) to -11.43%		0.03%
2010	12,155,036	$12.47 to $12.64	$291,946,014	0.65% to 1.70%	24.71%(a) to 27.74%		0.13%
2009	11,484,715	$9.89 to $18.82	$218,734,330	0.65% to 1.50%	37.69% to 38.85%		0.48%
VIP Contrafund® Subaccount
2013	25,520,815	$13.45 to $15.55	$473,252,731	0.65% to 1.80%	28.64% to 30.11%		0.85%
2012	26,210,018	$10.46 to $11.96	$376,051,646	0.65% to 1.80%	14.08% to 15.39%		1.10%
2011	28,771,737	$9.17 to $10.36	$360,788,284	0.65% to 1.80%	-8.32%(a) to -3.41%		0.79%
2010	29,401,005	$10.73 to $12.32	$384,776,381	0.65% to 1.70%	16.17% to 23.22%	(b)	1.05%
2009	28,853,925	$9.23 to $11.15	$327,437,555	0.65% to 1.50%	33.47% to 34.59%		1.25%
VIP Growth Subaccount
2013	4,720,852	$15.91 to $18.96	$50,147,400	0.65% to 1.70%	33.73% to 35.12%		0.05%
2012	4,392,188	$11.78 to $14.18	$34,606,292	0.65% to 1.70%	12.48% to 13.66%		0.36%
2011	4,627,132	$10.36 to $12.61	$31,874,855	0.65% to 1.70%	-1.70% to -0.68%		0.13%
2010	4,421,625	$10.43 to $12.83	$30,630,083	0.65% to 1.60%	23.06% to 28.32%	(b)	0.03%
2009	4,640,543	$5.55 to $8.48	$26,182,589	0.65% to 1.50%	26.07% to 27.14%		0.20%
VIP Equity-Income Subaccount
2013	9,655,405	$13.02 to $13.53	$166,689,756	0.65% to 1.80%	25.57% to 27.00%		2.37%
2012	9,581,287	$10.25 to $10.78	$130,679,698	0.65% to 1.80%	14.97% to 16.29%		2.91%
2011	10,207,059	$8.81 to $12.04	$120,823,827	0.65% to 1.70%	-1.02% to 0.01%		2.26%
2010	10,860,116	$8.81 to $12.17	$129,281,598	0.65% to 1.60%	14.18% to 21.71%	(b)	1.67%
2009	10,879,255	$7.72 to $10.47	$114,699,424	0.65% to 1.50%	27.96% to 29.05%		2.06%
VIP Real Estate Subaccount
2013	12,455,049	$11.11 to $11.91	$145,423,781	0.65% to 1.80%	-0.19% to 0.96%		1.67%
2012	11,400,390	$11.13 to $11.79	$132,533,355	0.65% to 1.80%	16.20% to 17.53%		1.31%
2011	11,710,571	$9.58 to $10.04	$116,606,168	0.65% to 1.80%	-4.20%(a) to 7.09%		1.00%
2010	10,136,960	$9.37 to $12.05	$93,664,032	0.65% to 1.70%	20.55%(a) to 29.25%		2.11%
2009	979,626	$7.15 to $7.25	$7,021,406	0.65% to 1.50%	35.37% to 36.51%		3.10%
VIP Target Volatility Subaccount
2013	4,859,488	$11.30 to $11.41	$55,152,314	0.65% to 1.80%	13.03%(a) to 14.14%	(b)	2.07%
Janus Aspen Series - Service Shares:
Janus Subaccount
2013	2,574,074	$15.42 to $16.35	$24,252,652	0.65% to 1.70%	27.82% to 29.15%		0.66%
2012	2,899,713	$7.60 to $12.79	$21,269,893	0.90% to 1.70%	16.30% to 17.22%		0.43%
2011	3,437,819	$6.48 to $11.02	$21,431,495	0.90% to 1.60%	-7.02% to -6.38%		0.44%
2010	3,983,756	$6.50 to $6.93	$26,388,380	0.90% to 1.50%	12.57% to 13.24%		0.37%
2009	4,084,057	$5.77 to $6.12	$23,970,684	0.90% to 1.50%	34.00% to 34.80%		0.39%
Global Research Subaccount
2013	3,356,042	$12.35 to $12.79	$27,009,192	0.65% to 1.80%	25.81% to 27.25%		1.13%
2012	3,716,761	$9.81 to $10.05	$23,494,076	0.65% to 1.80%	17.73% to 19.08%		0.81%
2011	3,281,146	$8.44 to $10.16	$17,552,262	0.65% to 1.70%	-15.42% to -14.54%		0.49%
2010	3,316,104	$9.88 to $12.02	$20,808,627	0.65% to 1.60%	14.77% to 20.24%	(b)	0.49%
2009	3,289,126	$5.35 to $8.60	$17,929,431	0.65% to 1.50%	35.37% to 36.52%		1.35%
Balanced Subaccount
2013	8,896,851	$12.48 to $16.86	$162,936,422	0.65% to 1.80%	17.68% to 19.03%		1.35%
2012	8,212,829	$12.27 to $14.16	$127,385,355	0.65% to 1.70%	11.47% to 12.64%		2.54%
2011	8,816,894	$11.01 to $12.57	$122,272,745	0.65% to 1.70%	-0.34% to 0.70%		2.21%
2010	8,127,206	$11.05 to $12.49	$113,189,957	0.65% to 1.60%	7.42% to 10.49%	(b)	2.66%
2009	7,095,139	$11.62 to $12.83	$92,682,955	0.65% to 1.50%	23.73% to 24.77%		2.91%
Overseas Subaccount
2013	18,694,141	$8.90 to $12.46	$260,368,310	0.65% to 1.80%	12.26% to 13.54%		3.08%
2012	20,740,818	$7.93 to $10.98	$256,386,523	0.65% to 1.80%	11.17% to 12.45%		0.61%
2011	22,152,234	$7.13 to $9.76	$245,442,169	0.65% to 1.80%	-32.77% to -28.71%	(b)	0.38%
2010	21,396,533	$12.59 to $14.52	$357,539,519	0.65% to 1.70%	24.21% to 25.94%	(b)	0.55%
2009	21,409,601	$11.69 to $13.24	$290,151,489	0.65% to 1.50%	76.43% to 77.91%		0.41%
INTECH U.S. Low Volatility Subaccount
2013	15,311,032	$12.12 to $12.29	$186,545,269	0.65% to 1.80%	22.63% to 24.03%		1.57%
2012	1,308,590	$9.88 to $9.90	$12,944,511	0.90% to 1.80%	-1.19%(a) to -0.97%	(b)	2.32%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
J.P. Morgan Insurance Trust - Class I (note 4):
Small Cap Core Subaccount
2013	1,567,349	$14.53 to $16.22	$32,992,746	0.65% to 1.80%	39.78% to 41.38%		0.49%
2012	1,104,660	$10.40 to $11.47	$16,655,397	0.65% to 1.80%	17.60% to 18.95%		0.20%
2011	988,723	$11.74 to $13.44	$12,626,793	0.90% to 1.70%	-6.36% to -5.62%		0.13%
2010	1,170,526	$13.21 to $16.62	$15,861,564	0.90% to 1.50%	25.25% to 25.99%		0.00%
2009	1,307,460	$10.55 to $13.19	$14,111,303	0.90% to 1.50%	29.20%(a) to 29.72%	(b)	0.35%
Mid Cap Value Subaccount
2013	6,650,577	$14.55 to $17.26	$214,919,369	0.65% to 1.80%	29.96% to 31.45%		1.00%
2012	6,286,681	$11.20 to $13.13	$156,806,708	0.65% to 1.80%	18.24% to 19.60%		1.06%
2011	6,522,350	$12.23 to $22.11	$137,851,622	0.90% to 1.70%	0.46% to 1.25%		1.31%
2010	6,903,588	$12.17 to $21.84	$145,170,835	0.90% to 1.70%	21.70%(a) to 22.35%		1.18%
2009	7,738,677	$17.01 to $17.85	$133,585,795	0.90% to 1.50%	28.82%(a) to 29.34%	(b)	0.00%
AllianceBernstein Variable Product Series Fund, Inc. - Class B:
Growth & Income Subaccount
2013	7,295	$16.27	$118,684	1.40%	32.73%		1.11%
2012	9,174	$12.26	$112,455	1.40%	15.62%		1.39%
2011	10,558	$10.60	$111,933	1.40%	4.61%		1.17%
2010	13,562	$10.13	$137,445	1.40%	11.24%		0.00%
2009	21,914	$9.11	$199,648	1.40%	18.69%		3.60%
Small Cap Growth Subaccount
2013	1,663	$27.06	$44,993	1.40%	43.33%		0.00%
2012	1,664	$18.88	$31,410	1.40%	13.14%		0.00%
2011	1,665	$16.69	$27,781	1.40%	2.77%		0.00%
2010	1,666	$16.24	$27,051	1.40%	34.71%		0.00%
2009	1,667	$12.05	$20,098	1.40%	39.33%		0.00%
Dynamic Asset Allocation Subaccount
2013	20,684,911	$11.30 to $11.63	$236,444,404	0.65% to 1.80%	9.95% to 11.21%		0.27%
2012	15,348,282	$10.28 to $10.46	$158,868,626	0.65% to 1.80%	6.09% to 7.30%		0.16%
2011	915,449	$9.69 to $9.75	$8,899,428	0.65% to 1.70%	-3.07%(a) to -2.54%	(b)	0.00%
MFS® Variable Insurance Trust - Service Class:
New Discovery Subaccount
2013	1,655,891	$13.32 to $20.97	$38,999,116	0.65% to 1.80%	38.72% to 40.31%		0.00%
2012	1,188,767	$13.75 to $17.79	$20,124,683	0.90% to 1.70%	18.87% to 19.81%		0.00%
2011	1,003,860	$11.57 to $12.44	$14,276,055	0.65% to 1.70%	-11.99% to -11.07%		0.00%
2010	995,905	$15.85 to $16.74	$16,068,933	0.90% to 1.50%	33.93% to 34.73%		0.00%
2009	827,778	$11.84 to $12.42	$9,990,069	0.90% to 1.50%	60.51% to 61.47%		0.00%
Investors Growth Stock Subaccount
2013	891,268	$16.40 to $17.47	$14,842,517	0.65% to 1.70%	27.88% to 29.21%		0.47%
2012	730,606	$12.70 to $13.70	$9,414,940	0.65% to 1.60%	14.84% to 15.93%		0.22%
2011	720,888	$10.95 to $11.91	$8,046,603	0.65% to 1.70%	-1.30% to -0.28%		0.26%
2010	677,749	$11.66 to $12.07	$7,619,176	0.90% to 1.60%	11.15% to 20.75%	(b)	0.29%
2009	721,039	$9.99 to $10.49	$7,325,623	0.90% to 1.50%	37.04% to 37.85%		0.39%
Mid Cap Growth Subaccount
2013	2,553,868	$13.66 to $14.56	$33,136,594	0.65% to 1.80%	34.79% to 36.33%		0.00%
2012	2,496,410	$10.13 to $10.68	$23,961,459	0.65% to 1.80%	14.35% to 15.67%		0.00%
2011	2,582,109	$8.86 to $9.23	$21,470,723	0.65% to 1.80%	-11.38%(a) to -6.77%		0.00%
2010	2,646,417	$8.73 to $9.90	$23,577,965	0.65% to 1.50%	27.30% to 28.37%		0.00%
2009	2,864,639	$6.86 to $7.71	$19,969,505	0.65% to 1.50%	39.16% to 40.34%		0.00%
Total Return Subaccount
2013	3,816,639	$13.72 to $14.13	$64,816,084	0.65% to 1.70%	16.75% to 17.97%		1.70%
2012	3,871,094	$11.63 to $12.11	$56,152,962	0.65% to 1.70%	9.07% to 10.21%		2.52%
2011	4,251,590	$10.55 to $11.10	$56,377,229	0.65% to 1.70%	-0.11% to 0.93%		2.36%
2010	4,588,367	$10.46 to $11.11	$60,833,173	0.65% to 1.70%	8.92% to 11.12%	(b)	2.61%
2009	4,909,856	$9.60 to $12.07	$60,202,530	0.65% to 1.50%	15.98% to 16.96%		3.35%
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
2013	38,489,878	$10.03 to $13.71	$607,318,836	0.65% to 1.80%	-10.82% to -9.80%		1.69%
2012	38,629,749	$11.24 to $15.20	$683,959,128	0.65% to 1.80%	6.82% to 8.05%		1.08%
2011	35,912,020	$10.53 to $14.07	$594,513,102	0.65% to 1.80%	5.25%(a) to 10.95%		2.11%
2010	34,133,472	$10.14 to $12.68	$523,839,472	0.65% to 1.70%	1.45%(a) to 7.41%		1.42%
2009	24,728,496	$11.80 to $14.25	$357,353,103	0.65% to 1.50%	16.61% to 17.60%		3.06%
Total Return Subaccount
2013	96,360,195	$10.31 to $14.97	$1,543,516,870	0.65% to 1.80%	-3.69% to -2.59%		2.19%
2012	103,634,238	$10.70 to $15.37	$1,720,843,101	0.65% to 1.80%	7.65% to 8.88%		2.58%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
2011	101,713,202	$9.94 to $14.11	$1,566,626,975	0.65% to 1.80%	-0.58%(a) to 2.95%		2.63%
2010	93,230,133	$10.17 to $13.71	$1,434,640,762	0.65% to 1.70%	1.72%(a) to 7.41%		2.43%
2009	72,649,542	$12.76 to $14.30	$1,052,814,518	0.65% to 1.50%	12.36% to 13.31%		5.02%
Global Bond Subaccount
2013	7,529,635	$9.56 to $14.32	$126,752,339	0.65% to 1.80%	-10.09% to -9.07%		1.13%
2012	14,433,702	$10.63 to $15.75	$264,971,160	0.65% to 1.80%	5.04% to 6.25%		1.63%
2011	13,695,598	$10.12 to $14.83	$239,350,566	0.65% to 1.80%	1.24%(a) to 6.88%		2.56%
2010	12,463,732	$10.83 to $13.87	$209,234,170	0.65% to 1.70%	8.26%(a) to 10.94%		2.71%
2009	17,543,781	$12.50 to $15.12	$268,855,561	0.65% to 1.50%	15.11% to 16.08%		3.11%
CommodityRealReturn® Strategy Subaccount
2013	17,939,537	$7.45 to $8.87	$155,969,548	0.65% to 1.80%	-16.21% to -15.25%		1.69%
2012	17,567,739	$8.90 to $10.47	$181,267,506	0.65% to 1.80%	3.52% to 4.71%		2.77%
2011	16,084,690	$8.59 to $10.00	$159,411,719	0.65% to 1.80%	-14.06%(a) to -8.15%		13.97%
2010	11,799,398	$10.89 to $13.28	$126,952,301	0.65% to 1.70%	23.72% to 32.84%	(b)	15.77%
2009	9,591,976	$8.71 to $8.80	$83,757,927	0.65% to 1.50%	39.44% to 40.62%		9.05%
Global Diversified Allocation Subaccount
2013	24,990,558	$10.93 to $11.14	$275,289,332	0.65% to 1.80%	9.41% to 10.66%		4.80%
2012	8,838,922	$9.99 to $10.07	$88,606,797	0.65% to 1.80%	-0.07%(a) to 0.69%	(b)	5.80%
Short-Term Subaccount
2013	657,914	$9.98 to $10.00	$6,572,259	0.90% to 1.70%	-0.16%(a) to -0.03%	(b)	0.75%
Calvert Variable Series, Inc.:
VP SRI Equity Subaccount
2013	16,132	$12.09 to $12.75	$202,979	0.90% to 1.40%	29.24% to 29.88%		0.08%
2012	19,373	$9.35 to $9.82	$188,058	0.90% to 1.40%	14.34% to 14.91%		0.09%
2011	26,838	$8.18 to $8.54	$227,653	0.90% to 1.40%	-2.70% to -2.22%		0.00%
2010	29,665	$8.41 to $8.74	$258,084	0.90% to 1.40%	15.65% to 16.22%		0.05%
2009	35,022	$7.27 to $7.52	$262,954	0.90% to 1.40%	32.41% to 33.06%		0.41%
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
2013	2,133,447	$12.86 to $15.22	$42,034,869	0.65% to 1.80%	18.69% to 20.05%		1.69%
2012	2,669,677	$10.83 to $12.67	$44,034,734	0.65% to 1.80%	8.18% to 9.42%		3.25%
2011	1,973,367	$11.58 to $12.97	$30,103,119	0.65% to 1.70%	6.93% to 8.04%		1.40%
2010	1,536,716	$12.13 to $14.75	$21,973,886	0.90% to 1.70%	14.02% to 21.29%	(b)	1.82%
2009	1,382,187	$12.43 to $12.94	$17,397,245	0.90% to 1.50%	20.42% to 21.14%		1.96%
Royce Capital Fund - Investment Class:
Small-Cap Subaccount
2013	17,294,253	$13.40 to $17.15	$524,816,230	0.65% to 1.80%	32.37% to 33.88%		1.08%
2012	19,225,013	$10.12 to $12.81	$440,213,848	0.65% to 1.80%	10.50% to 11.77%		0.13%
2011	14,680,119	$9.16 to $11.46	$309,011,691	0.65% to 1.80%	-8.40%(a) to -3.91%		0.37%
2010	12,223,754	$11.89 to $11.93	$279,977,830	0.65% to 1.70%	18.95%(a) to 19.74%		0.13%
2009	10,295,119	$9.96 to $19.26	$199,836,872	0.65% to 1.50%	33.20% to 34.33%		0.00%
Micro-Cap Subaccount
2013	4,759,078	$10.64 to $14.17	$125,648,598	0.65% to 1.80%	18.85% to 20.20%		0.51%
2012	5,257,168	$8.95 to $11.79	$117,008,097	0.65% to 1.80%	5.69% to 6.91%		0.00%
2011	5,817,404	$8.47 to $11.03	$122,485,493	0.65% to 1.80%	-15.30%(a) to -12.67%		2.39%
2010	5,728,780	$12.63 to $13.04	$141,166,720	0.65% to 1.70%	29.12% to 30.36%	(b)	2.01%
2009	5,560,538	$9.78 to $19.24	$107,679,861	0.65% to 1.50%	55.71% to 57.02%		0.00%
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2013	2,826,162	$10.49 to $12.08	$39,543,887	0.65% to 1.80%	-2.34% to -1.22%		3.13%
2012	2,181,896	$10.74 to $12.23	$31,191,733	0.65% to 1.80%	7.25% to 8.48%		4.30%
2011	2,024,699	$10.01 to $11.28	$26,958,193	0.65% to 1.80%	0.11%(a) to 4.72%		3.47%
2010	1,790,005	$10.14 to $10.77	$23,162,057	0.65% to 1.70%	1.38%(a) to 6.17%		5.16%
2009	1,386,239	$10.14 to $12.14	$17,044,178	0.65% to 1.50%	7.76% to 8.67%		2.35%
U.S. Real Estate Subaccount
2013	3,894,798	$10.82 to $10.87	$98,327,773	0.65% to 1.80%	-0.05% to 1.09%		0.84%
2012	3,865,381	$10.75 to $10.83	$97,290,395	0.65% to 1.80%	13.57% to 14.87%		0.58%
2011	4,253,299	$9.36 to $12.43	$94,226,019	0.65% to 1.70%	3.90% to 4.98%		0.54%
2010	4,734,817	$8.91 to $11.97	$100,936,783	0.65% to 1.60%	19.71%(a) to 28.69%		2.67%
2009	9,882,435	$6.93 to $16.81	$167,369,477	0.65% to 1.50%	26.59% to 27.66%		3.15%
International Growth Equity Subaccount (note 4)
2009	29,629,485	$8.26 to $8.46	$246,612,533	0.65% to 1.50%	34.52% to 35.66%		0.77%
Growth Subaccount
2013	1,295,226	$19.85 to $19.97	$24,688,322	0.65% to 1.70%	45.26% to 46.77%		0.21%
2012	1,459,293	$13.61 to $13.66	$19,084,903	0.65% to 1.70%	12.14% to 13.31%		0.00%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
2011	1,544,978	$12.01 to $12.18	$17,978,893	0.65% to 1.70%	-4.66% to -3.67%		0.00%
2010	1,009,282	$12.02 to $12.47	$12,246,417	0.65% to 1.50%	20.80% to 21.82%		0.00%
2009	1,279,528	$9.95 to $10.23	$12,816,110	0.65% to 1.50%	62.70% to 64.08%		0.00%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Van Kampen V.I. Value Series I Subaccount (note 4)
2010	2,598	$13.24 to $14.10	$36,259	0.90% to 1.40%	16.33%(a) to 16.67%	(b)	0.00%
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount (note 4)
2010	2,172,773	$8.95 to $9.23	$19,619,655	0.65% to 1.50%	23.70%(a) to 24.32%	(b)	0.00%
Invesco V.I. Comstock Series I Subaccount (note 4)
2013	2,049	$20.27 to $21.91	$44,889	0.90% to 1.40%	34.10% to 34.76%		1.69%
2012	2,053	$15.12 to $16.26	$33,363	0.90% to 1.40%	17.58% to 18.16%		1.77%
2011	2,057	$12.86 to $13.76	$28,291	0.90% to 1.40%	-11.14% to -10.84%		0.00%
Invesco V.I. International Growth Series II Subaccount (note 4)
2013	2,518,237	$11.46 to $11.53	$28,107,409	0.65% to 1.80%	16.62% to 17.95%		1.14%
2012	2,087,453	$9.77 to $12.60	$19,818,054	0.65% to 1.70%	13.32% to 14.51%		1.25%
2011	2,061,606	$8.53 to $11.12	$17,157,884	0.65% to 1.70%	-15.98% to -15.39%		0.00%
Invesco V.I. Balanced-Risk Allocation Series II Subaccount
2013	72,296,974	$10.75 to $11.00	$784,723,259	0.65% to 1.80%	-0.37% to 0.76%		1.64%
2012	73,410,013	$10.79 to $10.92	$796,163,005	0.65% to 1.80%	7.94%(a) to 9.17%	(b)	1.46%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income Securities Subaccount
2013	8,260,533	$14.45 to $15.93	$133,490,626	0.65% to 1.50%	12.26% to 13.21%		6.43%
2012	8,677,064	$12.76 to $14.19	$124,619,089	0.65% to 1.50%	10.98% to 11.92%		6.51%
2011	9,670,727	$11.40 to $12.79	$124,908,382	0.65% to 1.50%	0.87% to 1.72%		5.76%
2010	10,661,300	$11.21 to $12.68	$136,259,151	0.65% to 1.50%	11.01% to 11.94%		6.62%
2009	11,617,566	$10.01 to $11.42	$133,678,258	0.65% to 1.50%	33.59% to 34.72%		8.17%
Franklin Flex Cap Growth Securities Subaccount
2013	5,043,483	$16.01 to $16.98	$86,880,974	0.65% to 1.50%	35.45% to 36.59%		0.00%
2012	6,093,417	$11.72 to $12.54	$77,338,709	0.65% to 1.50%	7.64% to 8.55%		0.00%
2011	8,593,999	$10.80 to $11.65	$101,154,180	0.65% to 1.50%	-6.21% to -5.42%		0.00%
2010	10,455,060	$11.42 to $12.42	$131,037,406	0.65% to 1.50%	14.48% to 15.44%		0.00%
2009	14,250,752	$9.89 to $10.85	$155,916,767	0.65% to 1.50%	31.00% to 32.11%		0.00%
Templeton Foreign Securities Subaccount
2013	11,785,186	$13.42 to $16.00	$190,921,577	0.65% to 1.50%	21.15% to 22.18%		2.41%
2012	12,804,945	$10.98 to $13.21	$170,876,691	0.65% to 1.50%	16.48% to 17.47%		2.98%
2011	13,802,985	$9.35 to $11.34	$157,830,415	0.65% to 1.50%	-11.95% to -11.21%		1.71%
2010	14,241,608	$10.53 to $12.88	$184,806,060	0.65% to 1.50%	6.81% to 7.71%		1.08%
2009	6,136,748	$9.77 to $12.06	$74,516,879	0.65% to 1.50%	35.02% to 36.16%		3.40%
Neuberger Berman Advisers Management Trust - S Class:
AMT Mid Cap Intrinsic Value Subaccount
2013	4,238,531	$15.40 to $17.83	$59,817,401	0.65% to 1.70%	34.43% to 35.83%		0.90%
2012	4,956,219	$11.34 to $13.26	$51,777,649	0.65% to 1.70%	13.44% to 14.63%		0.36%
2011	5,836,305	$9.89 to $11.69	$53,495,800	0.65% to 1.70%	-8.26% to -7.30%		0.40%
2010	6,074,245	$9.82 to $10.67	$60,415,794	0.65% to 1.50%	24.13% to 25.18%		0.33%
2009	7,012,429	$7.92 to $8.53	$55,978,023	0.65% to 1.50%	44.00% to 45.21%		0.55%
ALPS Variable Insurance Trust - Class II:
AVS Listed Private Equity Subaccount
2010	697,530	$6.29 to $12.84	$4,341,094	0.65% to 1.70%	21.24% to 28.36%	(b)	15.49%
2009	1,468,965	$5.12 to $5.19	$7,548,642	0.65% to 1.50%	37.86% to 39.02%		0.65%
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount
2013	2,790,184	$13.08 to $13.11	$35,440,992	0.65% to 1.80%	37.21% to 38.77%		0.00%
2012	2,445,864	$9.45 to $9.53	$22,483,370	0.65% to 1.80%	14.93% to 16.25%		0.00%
2011	2,519,623	$8.13 to $10.48	$20,011,348	0.65% to 1.70%	-14.93% to -14.04%		0.85%
2010	2,598,462	$9.46 to $12.32	$24,140,073	0.65% to 1.70%	16.99% to 23.25%	(b)	0.00%
2009	2,571,230	$7.97 to $8.08	$20,549,368	0.65% to 1.50%	27.19% to 28.27%		0.00%
Managed Volatility Fund II Subaccount
2013	21,623,404	$13.24 to $13.54	$288,893,104	0.65% to 1.80%	19.59% to 20.96%		2.21%
2012	9,304,159	$11.07 to $11.20	$103,484,894	0.65% to 1.80%	10.71%(a) to 11.97%	(b)	0.83%
Managed Tail Risk Fund II Subaccount
2013	576,089	$10.16 to $10.17	$5,855,938	0.90% to 1.80%	1.58%(a) to 1.72%	(b)	0.00%
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
2013	34,313,834	$12.20 to $13.49	$416,332,553	0.65% to 1.80%	30.58% to 32.07%		0.89%
2012	42,991,134	$9.24 to $10.33	$397,289,167	0.65% to 1.80%	16.71% to 18.05%		0.91%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
2011	70,747,101	$7.83 to $8.85	$556,934,348	0.65% to 1.80%	-11.51%(a) to -7.86%		1.18%
2010	56,708,967	$8.50 to $11.88	$476,489,550	0.65% to 1.70%	10.17% to 18.78%	(b)	0.75%
2009	39,646,867	$7.60 to $7.71	$302,461,688	0.65% to 1.50%	16.13% to 17.11%		2.71%
Structured U.S. Equity Subaccount
2013	597,078	$14.11 to $18.50	$8,244,878	0.65% to 1.70%	34.93% to 36.34%		1.49%
2012	204,856	$10.23 to $13.74	$2,088,863	0.90% to 1.60%	12.33% to 13.12%		1.24%
2011	230,686	$9.04 to $12.23	$2,066,547	0.90% to 1.60%	2.27% to 2.97%		1.67%
2010	203,483	$8.64 to $8.78	$1,764,275	0.90% to 1.50%	10.94% to 11.59%		1.43%
2009	160,231	$7.79 to $7.87	$1,250,800	0.90% to 1.50%	19.10% to 19.81%		2.23%
Strategic Growth Subaccount
2013	1,111,399	$14.26 to $14.38	$15,653,890	0.65% to 1.80%	29.67% to 31.15%		0.17%
2012	986,486	$10.84 to $10.99	$10,599,300	0.90% to 1.80%	17.50% to 18.56%		0.53%
2011	758,433	$9.23 to $9.36	$6,872,567	0.65% to 1.80%	-6.44%(a) to -3.49%		0.23%
2010	686,786	$9.56 to $11.89	$6,453,527	0.65% to 1.60%	9.78% to 18.90%	(b)	0.22%
2009	502,838	$8.59 to $8.71	$4,327,987	0.65% to 1.50%	45.32% to 46.54%		0.39%
Global Markets Navigator Subaccount
2013	8,883,962	$11.37 to $11.59	$101,766,919	0.65% to 1.80%	11.56% to 12.83%		0.08%
2012	2,442,955	$10.19 to $10.25	$24,969,700	0.90% to 1.80%	1.90%(a) to 2.51%	(b)	0.00%
Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Income Securities Subaccount
2013	10,892,020	$11.77 to $13.41	$141,409,196	0.65% to 1.80%	11.84% to 13.12%		6.18%
2012	10,096,329	$10.52 to $11.86	$116,592,596	0.65% to 1.80%	10.56% to 11.83%		6.37%
2011	10,407,375	$9.52 to $10.60	$108,024,051	0.65% to 1.80%	-4.84%(a) to 1.63%		5.64%
2010	8,782,303	$10.43 to $11.12	$90,089,821	0.65% to 1.70%	11.20%(a) to 11.82%		6.48%
2009	6,786,838	$9.20 to $9.33	$62,638,794	0.65% to 1.50%	33.37% to 34.50%		7.44%
Franklin Flex Cap Growth Securities Subaccount
2013	17,021,334	$13.05 to $14.22	$238,112,912	0.65% to 1.80%	34.85% to 36.39%		0.00%
2012	19,906,479	$9.68 to $10.43	$205,379,297	0.65% to 1.80%	7.30% to 8.53%		0.00%
2011	27,059,482	$9.02 to $9.61	$258,643,935	0.65% to 1.80%	-9.82%(a) to -5.52%		0.00%
2010	25,132,895	$10.17 to $12.35	$252,213,987	0.65% to 1.70%	15.34% to 23.50%	(b)	0.00%
2009	24,042,461	$8.69 to $8.82	$209,696,474	0.65% to 1.50%	30.73% to 31.83%		0.12%
Templeton Foreign Securities Subaccount
2013	38,925,169	$11.54 to $11.58	$446,025,148	0.65% to 1.80%	20.69% to 22.07%		2.35%
2012	39,772,065	$9.48 to $9.56	$375,468,493	0.65% to 1.80%	16.04% to 17.37%		2.93%
2011	39,922,591	$8.08 to $8.24	$322,872,197	0.65% to 1.80%	-17.60%(a) to -11.32%		1.75%
2010	30,848,031	$9.11 to $12.22	$277,615,984	0.65% to 1.70%	7.68% to 22.18%	(b)	0.58%
2009	4,313,235	$8.34 to $8.46	$36,098,580	0.65% to 1.50%	34.82% to 35.96%		2.06%
Franklin Templeton VIP Founding Funds Allocation Subaccount
2013	3,398,828	$12.50 to $12.90	$42,731,682	0.65% to 1.80%	21.49% to 22.88%		10.22%
2012	3,171,385	$10.29 to $10.50	$32,491,321	0.65% to 1.80%	13.12% to 14.42%		2.70%
2011	3,358,815	$9.09 to $9.18	$30,185,790	0.65% to 1.80%	-9.06%(a) to -2.31%		0.02%
2010	3,236,287	$9.39 to $11.50	$29,877,781	0.65% to 1.60%	9.53% to 14.97%	(b)	2.31%
2009	2,774,405	$8.46 to $8.58	$23,538,450	0.65% to 1.50%	28.14% to 29.22%		3.29%
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
2013	31,496,692	$12.44 to $16.61	$504,378,620	0.65% to 1.80%	22.92% to 24.32%		1.29%
2012	32,943,921	$10.12 to $13.36	$427,245,594	0.65% to 1.80%	17.06% to 18.40%		1.13%
2011	34,406,380	$8.65 to $11.28	$379,544,615	0.65% to 1.80%	-13.54%(a) to -7.80%		1.01%
2010	29,907,837	$11.62 to $12.24	$360,539,266	0.65% to 1.70%	7.98% to 16.22%	(b)	1.05%
2009	21,027,600	$11.21 to $11.33	$236,338,581	0.65% to 1.50%	23.21% to 24.25%		0.25%
VIP Global Natural Resources Subaccount
2013	6,757,510	$7.82 to $10.28	$67,301,198	0.65% to 1.80%	5.89% to 7.11%		0.00%
2012	7,948,947	$7.38 to $9.60	$74,387,419	0.65% to 1.80%	0.07% to 1.22%		0.00%
2011	8,070,934	$7.37 to $9.48	$75,119,686	0.65% to 1.80%	-26.25%(a) to -21.95%		0.00%
2010	7,437,992	$12.15 to $13.90	$89,111,570	0.65% to 1.70%	16.31% to 38.99%	(b)	0.00%
2009	5,640,725	$10.34 to $10.45	$58,493,771	0.65% to 1.50%	71.06% to 72.50%		0.00%
VIP Science and Technology Subaccount
2013	3,606,222	$16.53 to $24.35	$84,876,634	0.65% to 1.80%	53.62% to 55.38%		0.00%
2012	2,595,490	$10.76 to $15.67	$39,581,211	0.65% to 1.80%	25.56% to 27.00%		0.00%
2011	2,305,831	$8.57 to $12.34	$27,831,895	0.65% to 1.80%	-14.29%(a) to -6.37%		0.00%
2010	2,046,624	$12.17 to $13.18	$26,588,595	0.65% to 1.70%	12.03% to 21.74%	(b)	0.00%
2009	1,927,781	$11.64 to $11.77	$22,504,210	0.65% to 1.50%	41.71% to 42.91%		0.00%
Northern Lights Variable Trust - Class II:
TOPS® Managed Risk Balanced ETF Subaccount
2013	43,764,170	$11.01 to $11.34	$487,711,351	0.65% to 1.80%	6.02% to 7.23%		0.83%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
2012	31,354,654	$10.39 to $10.57	$328,092,568	0.65% to 1.80%	6.46% to 7.69%		0.15%
2011	2,387,018	$9.76 to $9.82	$23,362,059	0.65% to 1.80%	-2.41%(a) to -1.83%	(b)	0.00%
TOPS® Managed Risk Moderate Growth ETF Subaccount
2013	65,358,277	$11.41 to $11.74	$754,175,513	0.65% to 1.80%	10.41% to 11.67%		0.87%
2012	47,508,996	$10.33 to $10.51	$494,355,596	0.65% to 1.80%	6.73% to 7.95%		0.16%
2011	3,976,791	$9.68 to $9.74	$38,595,941	0.65% to 1.80%	-3.20%(a) to -2.62%	(b)	0.00%
TOPS® Managed Risk Growth ETF Subaccount
2013	64,899,624	$11.57 to $11.90	$759,033,571	0.65% to 1.80%	13.91% to 15.21%		0.94%
2012	53,061,595	$10.16 to $10.33	$542,391,845	0.65% to 1.80%	6.32% to 7.54%		0.10%
2011	2,109,043	$9.55 to $9.61	$20,200,160	0.65% to 1.80%	-4.48%(a) to -3.91%	(b)	0.00%

*

This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.

**

This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.
****

The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)

Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.

Report of Independent Registered Public Accounting Firm

The Board of Directors of The Ohio National Life Insurance Company and Contract Owners of Ohio National Variable Account A:

We have audited the accompanying statements of assets and contract owners’ equity of Ohio National Variable Account A (comprised of the sub-accounts listed in Note 1) (collectively, “the Accounts”), as of December 31, 2013, and the related statements of operations for the periods then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the periods then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

April 7, 2014

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Financial Statements and Schedules

December 31, 2013 and 2012

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

The Ohio National Life Insurance Company:

We have audited the accompanying consolidated balance sheets of The Ohio National Life Insurance Company (a wholly owned subsidiary of Ohio National Financial Services, Inc.) and subsidiaries (collectively, the Company) as of December 31, 2013 and 2012, and the related consolidated statements of income, comprehensive (loss) income, changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2013. In connection with our audits of the consolidated financial statements, we have also audited the financial statement schedules I, III, IV, and V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Ohio National Life Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

April 23, 2014

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Balance Sheets

December 31, 2013 and 2012

(Dollars in thousands, except share amounts)

Assets	2013	2012
Investments:
Securities available-for-sale, at fair value:
Fixed maturity	$6,185,921	6,311,851
Fixed maturity securities on loan	181,298	178,549
Equity securities	64,697	54,299
Equity securities on loan	2,746	6,014
Fixed maturity held-to-maturity securities, at amortized cost	1,123,720	1,105,464
Trading securities, at fair value:
Fixed maturity	9,367	12,504
Mortgage loans on real estate, net	1,233,958	1,251,518
Real estate, net	24,212	3,450
Policy loans	389,425	356,788
Other long-term investments	12,820	25,420
Short-term investments securities lending collateral	197,502	213,635
Short-term investments	38,394	37,181

Total investments	9,464,060	9,556,673
Cash	234,921	347,269
Accrued investment income	83,383	83,197
Deferred policy acquisition costs	1,278,013	957,570
Reinsurance recoverable	1,368,617	1,736,419
Other assets	203,405	338,659
Goodwill and intangible assets	755	755
Federal income tax recoverable	—	17,141
Assets held in separate accounts	18,962,216	15,252,914

Total assets	$31,595,370	28,290,597

Liabilities and Equity
Future policy benefits and claims	$9,518,207	9,306,613
Policyholders’ dividend accumulations	43,014	44,789
Other policyholder funds	65,874	73,956
Notes payable (net of unamortized discount of $1,183 in 2013 and $1,259 in 2012)	309,317	559,241
Federal income taxes:
Current	995	—
Deferred	307,723	437,749
Other liabilities	281,667	419,678
Payables for securities lending collateral	197,502	213,635
Liabilities related to separate accounts	18,962,216	15,252,914

Total liabilities	29,686,515	26,308,575

Commitments and contingencies	—	—
Equity:
Stockholder’s equity:
Class A common stock, $1 par value. Authorized, issued, and outstanding 10,000,000 shares	10,000	10,000
Additional paid-in capital	288,076	188,076
Accumulated other comprehensive income	84,897	246,994
Retained earnings	1,525,882	1,536,952

Total stockholder’s equity	1,908,855	1,982,022

Total liabilities and equity	$31,595,370	28,290,597

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Income

Years ended December 31, 2013, 2012 and 2011

(Dollars in thousands)

	2013	2012	2011
Revenues:
Traditional life insurance premiums	$379,289	334,692	203,103
Annuity premiums and charges	253,692	207,854	185,627
Universal life policy charges	139,253	134,494	129,410
Accident and health insurance premiums	16,043	16,690	17,286
Investment management fees	9,852	8,313	7,686
Change in value of trading securities	(453)	(27)	122
Net investment income	446,506	450,127	466,534
Net realized gains (losses):
Investment gains (losses):
Total other-than-temporary impairment losses on securities	(4,653)	(3,941)	(16,887)
Portion of impairment losses recognized in other comprehensive (loss) income	(1,912)	(4,792)	4,067

Net other-than-temporary impairment losses on securities recognized in earnings	(6,565)	(8,733)	(12,820)
Realized gains, excluding other-than-temporary impairment losses on securities	2,642	8,375	35,083

Total investment (losses) gains	(3,923)	(358)	22,263
Derivative instruments	(31,425)	(29,224)	(7,076)
Other income	96,081	80,013	71,764

	1,304,915	1,202,574	1,096,719

Benefits and expenses:
Benefits and claims	938,123	589,891	261,619
Provision for policyholders’ dividends on participating policies	55,334	50,354	45,171
Amortization of deferred policy acquisition costs	18,889	129,815	169,137
Other operating costs and expenses	286,614	247,685	189,159

	1,298,960	1,017,745	665,086

Income before income taxes	5,955	184,829	431,633

Income taxes:
Current expense	13,774	9,862	31,706
Deferred (benefit) expense	(36,749)	27,985	102,493

	(22,975)	37,847	134,199

Net income	28,930	146,982	297,434
Less net loss attributable to the non-controlling interest	—	—	(167)

Net income attributable to ONLIC	$28,930	146,982	297,601

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Comprehensive (Loss) Income

Years ended December 31, 2013, 2012 and 2011

(Dollars in thousands)

	Before tax		Tax (expense)/ benefit	After tax
2013
Net income	$			28,930
Other comprehensive loss, net of taxes:
Foreign currency translation adjustment		(2,431)	—	(2,431)
Unrecognized net periodic benefit cost		10,325	(3,613)	6,712
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available for sale		(334,484)	117,068	(217,416)
Deferred acquisition costs		86,944	(30,430)	56,514
Future policy benefits and claims		8,809	(3,083)	5,726
Less:
Net gains on securities available-for-sale realized during the period		18,749	(6,562)	12,187
Amortization of pension and other post retirement benefits		(1,516)	531	(985)

Total other comprehensive loss		(248,070)	85,973	(162,097)

Total comprehensive loss				$(133,167)

2012
Net income	$			146,982
Other comprehensive income, net of taxes:
Foreign currency translation adjustment		(7)	—	(7)
Unrecognized net periodic benefit cost		(1,740)	609	(1,131)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available for sale		230,258	(80,591)	149,667
Deferred acquisition costs		(77,350)	27,072	(50,278)
Future policy benefits and claims		(9,180)	3,213	(5,967)
Less:
Net gains on securities available-for-sale realized during the period		8,551	(2,993)	5,558

Total other comprehensive income		133,430	(46,704)	86,726

Total comprehensive income				$233,708

2011
Net income	$			297,434
Other comprehensive income, net of taxes:
Foreign currency translation adjustment		1	—	1
Unrecognized net periodic benefit cost		(11,077)	3,877	(7,200)
Net unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available for sale		176,782	(61,901)	114,881
Deferred acquisition costs		(34,586)	12,105	(22,481)
Future policy benefits and claims		1,566	(548)	1,018
Less:
Net gains on securities available-for-sale realized during the period		25,439	(8,904)	16,535

Total other comprehensive income		107,247	(37,563)	69,684

Total comprehensive income				367,118
Less comprehensive income attributable to non-controlling interest				(84)

Total comprehensive income attributable to ONLIC				$367,202

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Changes in Equity

Years ended December 31, 2013, 2012 and 2011

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total stockholder’s equity	Non- controlling interest	Total equity
Balance, December 31, 2010	$10,000	187,273	90,102	1,325,934	1,613,309	4,585	1,617,894
Change in non-controlling interest ownership	—	803	565	(565)	803	(4,501)	(3,698)
Dividends to stockholder	—	—	—	(108,000)	(108,000)	—	(108,000)
Comprehensive income:
Net income	—	—	—	297,601	297,601	(167)	297,434
Other comprehensive income	—	—	69,601	—	69,601	83	69,684

Total comprehensive income					367,202	(84)	367,118

Balance, December 31, 2011	10,000	188,076	160,268	1,514,970	1,873,314	—	1,873,314
Dividends to stockholder	—	—	—	(125,000)	(125,000)	—	(125,000)
Comprehensive income:
Net income	—	—	—	146,982	146,982	—	146,982
Other comprehensive income	—	—	86,726	—	86,726	—	86,726

Total comprehensive income					233,708	—	233,708

Balance, December 31, 2012	10,000	188,076	246,994	1,536,952	1,982,022	—	1,982,022
Capital contribution from parent	—	100,000	—	—	100,000	—	100,000
Dividends to stockholder	—	—	—	(40,000)	(40,000)	—	(40,000)
Comprehensive loss:
Net income	—	—	—	28,930	28,930	—	28,930
Other comprehensive loss	—	—	(162,097)	—	(162,097)	—	(162,097)

Total comprehensive loss					(133,167)	—	(133,167)

Balance, December 31, 2013	$10,000	288,076	84,897	1,525,882	1,908,855	—	1,908,855

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Statements of Cash Flows

Years ended December 31, 2013, 2012 and 2011

(Dollars in thousands)

	2013	2012	2011
Cash flows from operating activities:
Net income	$28,930	146,982	297,434
Adjustments to reconcile net income to net cash provided by operating activities:
Proceeds from sales/maturities of fixed maturity trading securities	3,891	1,272	1,136
Proceeds from sales of equity securities trading securities	—	—	768
Cost of fixed maturity trading securities acquired	—	—	(1,227)
Interest credited to policyholder account values	219,926	223,425	223,449
Universal life and investment-type product policy fees	(288,532)	(245,957)	(224,380)
Capitalization of deferred policy acquisition costs	(241,727)	(250,388)	(171,215)
Amortization of deferred policy acquisition costs	18,889	129,815	169,137
Amortization and depreciation	2,528	2,214	218
Net realized losses (gains) on investments and derivative instruments	35,348	29,582	(15,187)
Change in value of trading securities	453	27	(122)
Deferred federal income tax expense	(36,749)	27,985	102,493
(Increase) decrease in accrued investment income	(2,640)	43	(2,959)
Decrease (increase) in other assets	454,255	(128,573)	(564,135)
Increase in policyholder liabilities	199,774	204,247	327,514
Increase in policyholders’ dividend accumulations and other funds	3,831	1,751	3,848
Increase (decrease) in current federal income taxes	18,136	(7,552)	40,010
(Decrease) increase in other liabilities	(66,800)	87,674	51,355
Other, net	6,812	5,343	(878)

Net cash provided by operating activities	356,325	227,890	237,259

Cash flows from investing activities:
Proceeds from maturity of fixed maturity available-for-sale securities	151,397	170,546	93,729
Proceeds from sale of fixed maturity available-for-sale securities	567,920	594,552	840,600
Proceeds from sale of available-for-sale equity securities	1,806	196	3
Proceeds from maturity of fixed maturity held-to-maturity securities	113,145	81,218	104,811
Proceeds from repayment of mortgage loans on real estate	207,241	155,415	117,587
Proceeds from sale of real estate		—	132
Cost of fixed maturity available-for-sale securities acquired	(1,113,403)	(1,104,036)	(923,135)
Cost of available-for-sale equity securities acquired	(14,253)	(21,952)	(3,258)
Cost of fixed maturity held-to-maturity securities acquired	(133,410)	(223,908)	(234,810)
Cost of mortgage loans on real estate acquired	(191,792)	(126,543)	(125,567)
Cost of real estate acquired	(20,834)	—	(153)
Derivative payments	(24,932)	(33,746)	(717)
Change in payables for securities lending collateral, net	(16,133)	(58,977)	(99,578)
Net decrease (increase) in short-term investments	(1,213)	31,964	162,545
Change in policy loans, net	(32,637)	(23,043)	(13,315)
Change in other invested assets, net	(468)	(362)	(4,263)

Net cash used in investing activities	(507,566)	(558,676)	(85,389)

Cash flows from financing activities:
Universal life and investment product account deposits	2,921,002	3,541,661	1,920,775
Universal life and investment product account withdrawals	(2,792,177)	(3,325,472)	(2,181,868)
(Repayment) issuance of notes payable	(1,065)	250,000	250,000
Dividends paid to parent	(105,000)	(100,000)	(68,000)
Dividends paid to parent	—	(50,000)	—

Net cash provided by (used in) financing activities	22,760	316,189	(79,093)

Net (decrease) increase in cash and cash equivalents	(128,481)	(14,597)	72,777
Cash and cash equivalents, beginning of year	560,904	575,501	502,724

Cash and cash equivalents, end of year	$432,423	560,904	575,501

Supplemental disclosures:
Income taxes (received) paid	$(3,845)	15,608	—
Interest paid on notes payable	38,574	32,605	19,675

The Company received a capital contribution from its parent ONFS during 2013 of $100,000, consisting of bonds of $97,581 and other assets of $2,419.

MONT repaid $248,835 of the surplus note to ONFS with securities of $243,421, other assets of $2,454 and a payable of $3,060.

See accompanying notes to consolidated financial statements.

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(1)	Organization, Consolidation Policy, and Business Description

The Ohio National Life Insurance Company is a stock life insurance company wholly owned by Ohio National Financial Services, Inc. (“ONFS”). The Ohio National Life Insurance Company owns 100% of Ohio National Life Assurance Corporation (“ONLAC”), a stock life insurance subsidiary, Montgomery Re, Inc. (“MONT”), a special purpose financial captive life insurance company, and National Security Life and Annuity Company (“NSLAC”), a stock life insurance subsidiary. The Ohio National Life Insurance Company and ONFS are members of the Ohio National group of companies, which is comprised of Ohio National Mutual Holdings, Inc. (“ONMH”) and all of its subsidiaries and affiliates. Effective December 26, 2013, Kenwood Re, Inc. (“KENW”) was formed as a special purpose financial insurance company. All outstanding shares of KENW’s common stock are owned by ONLIC.

Ohio National Life Insurance Company and its subsidiaries are collectively referred to as (“ONLIC”) or the (“Company”).

On December 15, 2011, ONLIC and Security Mutual Life Insurance Company of New York (“SML”) entered into a stock purchase agreement for ONLIC to purchase the remaining shares of NSLAC from SML. ONLIC purchased 1,951 shares from SML, increasing ONLIC’s holdings in NSLAC from 80.5% to 100%. ONLIC issued a $4,500 surplus note to SML as payment for the additional shares of NSLAC. The fair value of the surplus note at issuance was $3,697 and the difference from the $4,500 surplus note was accounted for in Total Equity as an increase to Accumulated Other Comprehensive Income (Loss) and Retained Earnings of $565 and $238, respectively. See note 9.

On February 12, 1998, ONLIC’s Board of Directors approved a plan of reorganization (“Reorganization”) for the Company under the provision of Sections 3913.25 to 3913.38 of the Ohio Revised Code relating to mutual insurance holding companies. The Reorganization was approved by the Company’s policyholders and by the Ohio Department of Insurance (“Department”) and became effective on August 1, 1998 (“Effective Date”). As part of the Reorganization (see note 2(n)), ONLIC became a stock company 100% owned by ONFS.

ONLIC and ONLAC are life and health insurers licensed in 47 states, the District of Columbia and Puerto Rico. ONLIC and ONLAC offer a full range of life, health, and annuity products through independent agents and other distribution channels and are subject to competition from other insurers throughout the United States. NSLAC is licensed in 17 states and the District of Columbia and markets a portfolio of variable annuity products. ONLIC, ONLAC and NSLAC are subject to regulation by the insurance departments of states in which they are licensed and undergo periodic examinations by those departments.

All significant intercompany accounts and transactions have been eliminated in consolidation.

Certain 2011 amounts have been adjusted for the adoption of Accounting Standards Update (“ASU”) ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts, adopted retrospectively on January 1, 2012. See note 2(o).

7	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following is a description of the most significant risks facing life and health insurers:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the consolidated financial statements.

Credit Risk is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers and derivative counterparties, which owe the Company money, will not pay.

Interest Rate Risk is the risk that interest rates will change and impact the value of an insurer’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. Based on policyholder account balances, the Company’s largest distributor of individual (fixed and variable) annuity sales accounted for approximately 15% and 14% of total individual annuity reserves as of December 31, 2013 and 2012, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

Reinsurance Risk is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $1,368,617 and $1,736,419 as of December 31, 2013 and 2012, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder. Under the terms of the annuity coinsurance contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the treaty value of which must at all times be greater than or equal to 103% of the reinsured reserves, as outlined in each of the underlying treaties. Generally, treaty value is defined as amortized cost. However, for any bond that falls below investment grade, treaty value is defined as fair value.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. The Company’s primary equity risk relates to the Company’s individual variable annuity contracts which offer guaranteed riders. There are five main types of benefits: guaranteed

8	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

minimum death benefit (“GMDB”), guaranteed minimum income benefit (“GMIB”), guaranteed minimum accumulation benefit (“GMAB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed lifetime withdrawal benefit (“GLWB”). The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims. The GMIB provides a benefit if the annuitant elects to receive an annuitization benefit after a ten year window from the issue of the rider. The annuitization base is equal to premiums less withdrawals rolled up at 6% annually (5% for the version first issued in May 2009). The GMAB provides a benefit of return of premium (less withdrawals) at the end of eight or ten years. The GMWB is similar to the GMAB except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of ten years. The GLWB allows for lifetime withdrawals after age 60. When withdrawals start, the percentage of the guarantee that may be withdrawn varies based upon the age of the annuitant and, in some cases, is linked to the 10 year treasury rate. We will refer to the total of these five types as the G reserves. See note 2(g) for additional information on G reserves.

The Company derives revenues from asset fees and mortality and expense charges that are calculated as a percentage of Separate account assets. Thus, losses in the equity market could result in declines in Separate account assets and asset fee revenue. In addition, a decrease in Separate account assets may decrease our expectations of future profit margins due to a decrease in asset fee revenue, which may require us to accelerate the amortization of Deferred Policy Acquisition Costs (“DAC”).

Liquidity Risk There are a number of proposals pending to change the tax treatment for corporate owned life insurance (“COLI”). These proposals could also have an impact on, or apply to, bank owned life insurance (“BOLI”). Although we have not been active in the COLI market, we have had meaningful sales in the BOLI market. If one or more of these proposals were adopted, it could impact our ability to sell BOLI in the future. If the tax treatment of existing BOLI policies is changed, there is the potential that a portion of the BOLI policies we have issued may be surrendered or allowed to lapse, potentially reducing our profits and creating a liquidity strain if a substantial portion of those policies were to be surrendered or allowed to lapse in a short period of time. However, it is important to note that bank behavior to this change would likely vary, and if tax changes are prospective, this block of business would have a low surrender/lapse risk. ONLIC has applied risk mitigation through diversifying our BOLI sales to community banks and credit unions. Credit unions are tax exempt entities, thus eliminating the surrender risk due to any pending tax law changes. In addition, we have managed our BOLI growth to not exceed a specified percentage of general account assets to minimize liquidity strain.

9	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Ratings Risk is the risk that rating agencies change their outlook or rating of the Company or those of our insurance subsidiaries. If our ratings were lowered significantly relative to our competitors, our ability to market products to new customers could be harmed and existing policyholders might cancel their policies or withdraw the cash values of their policies. These events, in turn, could have a material adverse effect on our net income and liquidity. The Company’s ratings are dependent upon us maintaining a strong Risk Based Capital (“RBC”). However, rating agencies do not always use the same methodologies for calculating RBC ratios as do the state regulators. There is a risk that a rating agency will not give us credit for certain regulatory RBC rules or permitted practices, which could result in a reduced rating even though our RBC ratio and those of our insurance subsidiaries remain high based upon state regulatory rules and practices.

Information Technology Risk is the risk that our computer systems may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, pandemics or other events beyond our control. The failure of our computer systems for any reason could disrupt operations, result in the loss of customer business, materially affect our profitability as well as negatively impact our reputation.

(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).

(a)	Use of Estimates

In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income tax, deferred taxes, uncertain income tax positions and contingencies, valuation allowances for mortgage loans on real estate, valuation of and impairment losses on investments, valuation of embedded derivatives and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

10	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(b)	Valuation of Investments, Related Gains and Losses, and Investment Income

Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities classified as trading are stated at fair value, with the changes in fair value recorded in the accompanying consolidated statements of income. Fixed maturity and equity securities classified as available-for-sale are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder’s equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the current existing effective portfolio rate.

The fair value of fixed maturity and equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “internal pricing matrix” is most often used. The internal pricing matrix is developed by obtaining spreads for private placements and corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, when valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities where independent pricing services do not provide a price, management determines the fair value using other modeling techniques, primarily commercial software applications utilized in valuing securitized investments with variable cash flows. As of December 31, 2013, 73.7% of the fair values of fixed maturity securities were obtained from independent pricing services, 15.2% from the Company’s pricing matrices and 11.1% from other sources.

Fixed maturity securities related to the Company’s funds withheld reinsurance arrangements are classified as trading and are stated at fair value, with the changes in fair value recorded in the accompanying consolidated statements of income.

Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of these mortgage loans based on a review by portfolio managers. These mortgage loans are considered impaired after being delinquent for at least 60 days and if, based on current information and events, it is probable that the Company

11	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate or, at the fair value of the collateral less estimated costs to sell, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowances are recorded in net realized gains and losses. Loans in foreclosure and loans considered to be impaired as of the balance sheet date are placed on nonaccrual status. Interest received on nonaccrual status mortgage loans are included in net investment income in the period received.

The unallocated valuation allowance account for these loans is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for mortgage loan losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy’s anniversary date.

Real estate held for company use is carried at cost less accumulated depreciation and valuation allowances.

Venture capital partnerships are carried on the equity basis and are included under other long-term investments on the balance sheet.

New Market Tax Credits (which are LLC’s) are accounted for using the effective yield method and are included under other long-term investments on the balance sheet. Under the effective yield method, the Company recognizes tax credits as they are allocated and amortizes the initial cost of the investment to provide a constant effective yield over the period that the tax credits are allocated to the Company. Under the effective yield method, any tax credits allocated, net of amortization of the investment in the limited partnership, is recognized in the consolidated statements of income as a component of income taxes attributable to continuing operations.

Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. For those fixed maturity securities where fair value is 50% or less of amortized cost for one month or 80% of amortized cost for six consecutive months or more, additional analysis is prepared which focuses on each issuer’s ability to service its debts and the length of time and extent the security has been valued below cost. This process provides for an assessment of the credit quality or future cash flows of each investment in the securities portfolio.

12	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

For those securities identified above, the Company considers additional relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporarily impaired (“OTI”). Examples of the relevant facts and circumstances that may be considered include: 1) the current fair value of the security as compared to cost, 2) the length of time the fair value has been below cost, 3) the financial position of the issuer, including the current and future impact of any specific events, 4) any items specifically pledged to support the credit along with any other security interests or collateral, 5) the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost or, for equity securities, the forecasted recovery of fair value in a reasonable period of time, 6) the business climate, 7) management changes at the issuer, 8) litigation and government actions, 9) monitoring late payments, 10) downgrades by rating agencies, 11) results per financial statements and key financial ratios, 12) revenue forecasts and cash flow projections as indicators of credit issues, and 13) other circumstances particular to an individual security.

For structured securities included in fixed maturity securities the Company determines if the collection of cash flows for the investment is in question. For each security deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTI is recognized in the consolidated statements of income.

For those debt securities for which the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount that the amortized cost basis exceeds the fair value) is recognized in the consolidated statements of income. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over fair value) is bifurcated with the credit loss portion recorded in the consolidated statements of income, and the remainder, or noncredit loss portion recorded in other comprehensive (loss) income. For those fixed maturity securities for which the Company has recorded a portion of the OTI in other comprehensive (loss) income, the Company prospectively amortizes the amount of the loss that was recorded in other comprehensive (loss) income over the remaining life of the security to the consolidated statements of income based on the timing of future cash flows.

The Company discloses as part of the separate component of accumulated other comprehensive income the noncredit portion of any OTI (see note 6). Subsequent changes in fair value that are not considered OTI are not included in the separate component of accumulated other comprehensive income.

13	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include 1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual obligations will change based on changes in the credit characteristics of that issuer, 2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, 3) the risk that inaccurate information could be provided to the Company’s investment professionals who determine the fair value estimates and OTI, and 4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations are reasonably possible and could result in a charge to income in a future period.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date. Any capital gains occurring in the Closed Block portfolio (see note 2(n)) are offset by increases in the deferred policyholder obligation for that group of policies.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Dividends are recorded on the ex-dividend date and interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

The Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% and 105%, respectively, of the market value of the domestic and foreign securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or a bank letter of credit or equivalent obligation as may be pre-approved by the Company. The loaned securities’ market value is monitored on a daily basis with additional collateral obtained as necessary.

14	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(c)	Derivative Instruments

The Company enters into derivative transactions that do not meet the criteria for hedge accounting or have not been designated in hedging relationships by the Company pursuant to ASC 815, Derivatives and Hedging. The Company does not enter into speculative positions. These transactions provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may purchase long dated Standard and Poor’s 500 put options for protection in a falling equity market in relation to certain riders that are sold with variable annuity products. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value in other long-term investments or other liabilities, with changes in fair value recorded in net realized gains (losses) on investments, derivative instruments in the consolidated statements of income.

Embedded derivatives subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract in future policy benefits on the consolidated balance sheets. The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in benefits and claims in the consolidated statements of income.

(d)	Revenues and Benefits

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life, limited-payment life, term life, and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life, variable universal life, and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administrative fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods such as unearned front end loads are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs, and interest credited to policy account balances.

15	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Accident and Health Insurance Products: Accident and health insurance premiums are recognized as revenue in accordance with the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred.

(e)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

As per note 2(o), the Company adopted the new guidance regarding DAC ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts, retrospectively in 2012. The new guidance modifies the definition of the types of costs incurred by the Company that can be capitalized in the acquisition of new and renewal insurance contracts. As a result, the following costs shall be deferred as acquisition costs related directly to the successful acquisition of new or renewal insurance contracts: 1) incremental direct costs of contract acquisitions, 2) the portion of the employee’s total compensation (excluding any compensation that is deferred as a part of 1 above) and payroll related fringe benefits for certain costs related directly to time spent performing underwriting, policy issuance, medical/inspection, and sales force contract selling acquisition activities of a successful contract, 3) other costs related directly to the insurer’s acquisition activities in 2 above that would not have been incurred had the issuance of the contract not occurred, and 4) advertising costs that meet certain deferral criteria.

All other acquisition costs such as general advertising, market research, training, administration and unsuccessful acquisition efforts are expensed as incurred. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance.

DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period. For traditional nonparticipating life insurance products, DAC is amortized with interest over the premium paying period of the related policies in proportion to premium revenue. Such anticipated premium revenue is estimated using the same assumptions as were used for computing liabilities for future policy benefits.

For traditional participating life insurance products, DAC is amortized in proportion to gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, expected policyholder dividends, and the increase in reserve for future policy benefits.

For investment and universal life products, DAC is amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses.

16	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

DAC for participating life products, investment products and universal life business is adjusted to reflect the impact of unrealized gains and losses on the related fixed maturity securities available-for-sale (see note 2(b)).

The most significant assumptions that are involved in the estimation of future gross profits include future gross Separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for gross Separate account performance is 9.15%, a blend of expected returns from stock, money market and bond funds before deductions for policy charges. The Company assumes that the level of Separate account assets resulting from market performance will revert, over a three year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 1.00% or in excess of 17.29% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (“DAC unlocking”), which could be significant. In general, increases in the estimated general and net Separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the amortization of DAC in the consolidated statements of income.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements: day-one bonuses, which increase the account value at inception, and enhanced yield options, which credit interest for a specified period in excess of rates currently being offered for other similar contracts. Sales inducements are deferred and amortized using the same methodology and assumptions used to amortize DAC.

17	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(f)	Separate Accounts

Separate account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the Separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts. These are recorded in either annuity premiums and charges or benefits and claims in the consolidated statements of income.

(g)	Future Policy Benefits

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued (see note 8).

Future policy benefits for investment products in the accumulation phase, universal life insurance products and variable universal life insurance products have been calculated based on participants’ contributions plus interest credited less applicable contract charges (see note 8).

Future policy benefits for payout annuities have been calculated using the present value of future benefits and maintenance costs discounted using varying interest rates (see note 8).

The Company has established a reserve for three Universal Life plans with lifetime secondary guarantees, which the Company discontinued. At December 31, 2013 and 2012, this reserve balance was $10,962 and $8,892, respectively.

The Company issues traditional variable annuity contracts through its Separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues nontraditional variable annuity contracts in which the Company provides various forms of guarantees/riders to benefit the related contract holders.

18	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

GMDB Riders

Certain variable annuity contracts include GMDBs with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts to allow the Company to recover a charge for any built-in death benefits.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 6% annually or the highest contract value on any contract anniversary, except that for riders sold after May 2009 the rate was changed to 5%. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. Effective May 1, 2010, the Company discontinued offering the GMIB rider in virtually all states. NSLAC continued to sell the GMIB rider in the state of New York until August 8, 2012.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

19	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

GLWB Riders

The Company discontinued offering the GMIB rider during 2010 and began to offer a GLWB rider. The GLWB rider allows the owner to take withdrawals from the contract at a guaranteed percentage of the GLWB base every year even if the contract value goes to zero. Such guaranteed withdrawals may start anytime after the annuitant reaches age 59  1/2. The percentage withdrawal amount guaranteed increases if the annuitant attains a higher age band before the owner starts taking withdrawals. In some versions of GLWB riders sold in 2013 and later, there is a guaranteed minimum percentage withdrawal amount for the first 15 years of the contract; if the policyholder’s account value goes to zero subsequent to the 15 year guarantee period, the percentage withdrawal amount is then calculated per a specified formula based on the 10 year treasury rate from the preceding 90 calendar days, with the calculated treasury linked rate subject to a specified cap and floor. At the time of policy inception, the GLWB base is set at the amount of the purchase payments and it is increased by the amount of future purchase payments. It increases (rolls up) by up to eight percent simple interest every year for the first ten years, as long as no withdrawal is made. If a withdrawal is made in any year during the first ten years, there is no roll up at all for that year. If the contract value exceeds the GLWB base on any contract anniversary prior to the first contract anniversary after the annuitant reaches age 95, the GLWB base resets to the contract value and a new ten-year roll-up period begins. In addition to the roll-up feature, some versions of the GLWB rider also provide for a top-off of the GLWB base at the end of the tenth contract year subject to attained age restrictions where applicable if the owner has not made any withdrawals in the first ten years. The top-off is equal to two hundred percent of the first-year purchase payments. Policyholders are eligible for only one top-off during the contractual term. A reset to the contract value does not start a new top-off period. A top-off will typically not occur if there is any reset in the first ten years.

The initial GLWB riders (issued May 1, 2010 through December 31, 2010) had a built-in death benefit. This death benefit is reduced dollar for dollar for withdrawals. It differs from most of the other death benefits that decline pro rata for withdrawals. Thus, when the contract value is less than the death benefit, withdrawals will reduce the death benefit under the GLWB rider by a smaller amount than the reduction for other death benefits. Also offered is a joint life version of the GLWB rider. Under the joint life version, if the annuitant dies after the owner has started taking withdrawals, the surviving spouse may elect a spousal continuation under the rider and continue to receive the same payment. Under the single life GLWB rider, the guaranteed amount that may be withdrawn could decline either because 1) the contract value is less than the GLWB base and under the single life GLWB rider the contract value then becomes the new GLWB base and/or 2) the surviving spouse is in a different age band.

These initial GLWB riders represented an embedded derivative in the variable annuity contract that was required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative was carried at fair value and reported in future policy benefits and claims. The fair value of the GLWB embedded derivative was calculated based on actuarial assumptions related

20	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. Only the first generation of GLWB riders, which is a closed block, is accounted for in this way.

For GLWB riders issued beginning January 1, 2011, claim reserves are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance at the date of the rider entering the lifetime annuity period and recognizing the excess ratably over the accumulation period based on total assessments as the later generation riders do not meet the definition of a derivative. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMAB Riders

Certain variable annuity contracts include a GMAB rider, in which the account value on the eighth or tenth anniversary, depending on the version of the rider, will not be less than the remaining initial premium. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility.

GMWB Riders

A GMWB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims.

The fair value of a GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009.

21	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and Separate accounts, as well as incurred and paid amounts, as of December 31 (note that most contracts contain multiple guarantees):

2013	General account value	Separate account value	Total account value	Net amount at risk	Benefits paid/ incurred	Weighted average attained age
GMDB	$713,602	17,879,510	18,593,112	207,619	10,931	65

GMIB	$116,457	9,723,144	9,839,601	—	81	65

GLWB	$118,606	5,962,078	6,080,684	—	—	63

GMAB/GMWB	$45,023	3,366,366	3,411,389	950	—	63

2012
GMDB	$781,354	14,312,075	15,093,429	301,363	14,731	64

GMIB	$124,487	8,710,632	8,835,119	—	10	64

GLWB	$181,770	3,835,406	4,017,176	—	—	62

GMAB/GMWB	$189,507	2,291,796	2,481,303	2,972	—	62

2011
GMDB	$723,429	10,997,730	11,721,159	500,548	12,114	65

GMIB	$143,072	7,935,879	8,078,951	—	—	64

GLWB	$88,585	1,466,264	1,554,849	—	—	62

GMAB/GMWB	$15,141	288,289	303,430	9,993	—	64

All Separate account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors. Some riders require that Separate account funds be invested in asset allocation models, managed volatility models and/or have other investment restrictions.

The Company did not transfer assets from the general account to the Separate account for any of its variable annuity contracts during 2013 and 2012.

22	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in Separate accounts as of December 31:

	2013	2012
Mutual funds:
Bond	$5,355,700	3,799,826
Equity	12,006,441	8,948,665
Money market	517,369	1,563,584

Total	$17,879,510	14,312,075

As of December 31, 2013, direct G reserves were $186,777, ceded G reserves were $359,346 and net G reserves were $(172,569). As of December 31, 2012, direct G reserves were $211,793, ceded G reserves were $661,688 and net G reserves were $(449,895).

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

	2013	2012
GMDB	$21,278	18,499
GMIB	(196,169)	(477,788)
GMAB/GMWB	2,322	9,394

Total	$(172,569)	(449,895)

The GMIB reserve balances in the above table include reserves for both direct and reinsurance ceded balances. From 2012 to 2013, direct reserves decreased $10,627, offset by a decrease of $292,246 in reinsurance ceded reserves for a net increase in reserves of $281,619. The direct reserves were calculated using Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 944, Financial Services (as described above) and the reinsurance ceded reserves were calculated using ASC 815, Derivatives. See note 5 for a reconciliation of the change in the reinsurance ceded reserve.

(h)	Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represents 8.8%, 8.3% and 7.9% of the Company’s ordinary life insurance in force as of December 31, 2013, 2012 and 2011, respectively. The liability for policyholders’ dividends includes the estimated amount of annual dividends earned by policyholders and is recorded in other policyholder funds in the accompanying consolidated balance sheets. Each year the Company’s Board of Directors approves both the amount of distributable surplus and the dividend formulas by

23	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

which this distributable surplus is allocated to policyholders. The dividend formulas reflect the relative contribution of each participating policy to surplus and consider, among other factors, investment returns, mortality and morbidity experience, expenses and taxes. Policyholders’ dividends incurred are recorded in provision for policyholders’ dividends on participating policies in the accompanying consolidated statements of income.

(i)	Reinsurance

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

(j)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

The Company is included as part of the consolidated life/non-life Federal income tax return of its ultimate parent, ONMH, and its U.S. domestic subsidiaries. Treasury regulations are stringent as to when a life insurance company can be included in the consolidated Federal income tax return, generally requiring a five year waiting period. NSLAC joined the consolidated return January 1, 2013.

24	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(k)	Cash Equivalents

For purposes of the Consolidated Statements of Cash Flows, the Company considers all short-term investments with original maturities of three months or less (including securities lending collateral) to be cash equivalents.

(l)	Goodwill and Intangible Assets

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually using September 30 financial information. The reporting unit is the operating segment or a business one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. The evaluation is completed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting unit. The Company is permitted to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether the Company needs to perform the quantitative two-step goodwill impairment test. Only if the Company determines, based on qualitative assessment, that it is more likely than not that a reporting unit’s fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The critical estimates necessary in determining fair value are projected earnings, expected level of cash flows, comparative market multiples, and the discount rate. The quantitative two-step goodwill impairment test is utilized to identify and measure potential goodwill impairment. The first step compares the fair value of the reporting unit with its carrying amount. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the impairment. In the second step, if the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss shall be recognized in an amount equal to that excess. The loss recognized cannot exceed the carrying amount of goodwill. After a goodwill impairment loss is recognized, the adjusted carrying amount of goodwill becomes its new accounting basis (see notes 5 and 10).

The Company’s intangible asset related to insurance licenses was acquired with the purchase of NSLAC. In accordance with GAAP, the intangible asset, as it relates to insurance licenses, is not amortized, but rather is evaluated for impairment, using December 31 license standing information. The value of this intangible asset and any impairment assessment associated with that intangible is primarily dependent upon the maintenance of the New York license (see note 10). License fees are paid annually in order to keep the license in good standing.

25	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(m)	Investment Management Fees

Investment management fees are earned by various subsidiaries in conjunction with money management activities. The fees are based on a percentage of assets at the end of each quarter and are recognized in income as earned.

(n)	Closed Block

The Reorganization discussed in Note 1 contained an arrangement, known as a closed block (“the Closed Block”), to provide for dividends on policies that were in force on the effective date and were within classes of individual policies for which the Company had a dividend scale in effect at the time of the Reorganization. The Closed Block was designed to give reasonable assurance to owners of affected policies that assets will be available to support such policies, including maintaining dividend scales in effect at the time of the Reorganization, if the experience underlying such dividend scales continues. The assets, including revenue there from, allocated to the Closed Block will accrue solely to the benefit of the owners of policies included in the Closed Block until the Closed Block is no longer in effect. The Company is not required to support the payment of dividends on the Closed Block policies from its general funds.

The financial information of the Closed Block is consolidated with all other operating activities and prepared in conformity with FASB ASC 944-805, Financial Services-Insurance-Business Combinations. This presentation reflects the contractual provisions and not the actual results of operations and financial position. Many expenses related to the Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

26	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Summarized financial information of the Closed Block as of December 31, 2013 and 2012, and for each of the years in the three-year period ended December 31, 2013 follows:

	2013	2012
Closed Block assets:
Fixed maturity securities available for sale, at fair value (amortized cost of $345,834 and $350,909 as of December 31, 2013 and 2012, respectively)	$366,708	392,842
Fixed maturity securities held-to-maturity, at amortized cost	33,450	35,896
Mortgage loans on real estate, net	101,153	110,419
Policy loans	93,001	96,227
Short-term investments	13,389	2,246
Accrued investment income	5,090	5,317
Deferred policy acquisition costs	47,642	50,546
Reinsurance recoverable	598	2,127
Other assets	638	1,141

Total assets	$661,669	696,761

Closed Block liabilities:
Future policy benefits and claims	$626,573	638,627
Policyholders’ dividend accumulations	42,765	44,587
Other policyholder funds	27,999	40,091
Deferred federal income taxes	7,306	14,676
Other liabilities	1,719	2,060

Total liabilities	$706,362	740,041

27	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

	2013	2012	2011
Closed Block revenues and expenses:
Traditional life insurance premiums	$28,310	29,926	31,620
Net investment income	41,710	39,467	42,370
Net realized gains on investments	(759)	268	140
Benefits and claims	(44,726)	(42,415)	(43,147)
Provision for policyholders’ dividends on participating policies	(15,514)	(17,464)	(16,879)
Amortization of deferred policy acquisition costs *	(2,915)	(2,981)	(4,555)
Other operating costs and expenses *	(2,591)	(2,582)	(3,551)

Income before federal income taxes	$3,515	4,219	5,998

*	2011 amounts have been adjusted from amounts previously reported as a result of the adoption of ASU 2010-26 adopted retrospectively on January 1, 2012.

(o)	Recently Issued Accounting Pronouncements

In January, 2014, the FASB issued new guidance ASU 2014-01, Investments-Equity Method and Joint Ventures, prospectively for calendar years beginning after December 15, 2014. Early adoption is permitted. Under this guidance, an entity is permitted to make an accounting policy election to account for their investment in qualified affordable housing projects using the proportional amortization method if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received, and recognizes the net investment performance in the statement of operations as a component of income tax expense (benefit). The Company plans to adopt this guidance on January 1, 2015 and expects that there will be no material impact to the consolidated financial statements at December 31, 2015.

In July 2013, the FASB issued new guidance ASU 2013-11, Income Taxes: Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists, prospectively for calendar years beginning after December 15, 2013. Early adoption is permitted. Under this guidance, an unrecognized tax benefit, or a portion of an

28	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The Company adopted this guidance on January 1, 2014, with no material impact to the consolidated financial statements at December 31, 2014.

In June 2013, the FASB issued new guidance ASU 2013-08, Financial Services-Investment Companies: Amendments to the Scope, Measurement, and Disclosure Requirements, prospectively for calendar years beginning after December 15, 2013. Early adoption is not allowed. This guidance sets forth a new approach for determining whether a public or private company is an investment company. The ASU also clarifies the characteristics and sets measurement and disclosure requirements for an investment company. The Company adopted this guidance on January 1, 2014, with no material impact to the consolidated financial statements at December 31, 2014.

In February 2013, the FASB issued new guidance on the reclassification out of accumulated other comprehensive income (“AOCI”) ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, effective prospectively for calendar years beginning after December 15, 2012. The objective of this standard is to improve the transparency of reporting these reclassifications. The amendments in this ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. The Company adopted this guidance prospectively on January 1, 2013, with no impact to the consolidated financial statements as the guidance resulted in increased disclosures only. See note 4.

In July 2012, the FASB issued ASU 2012-02, Testing Indefinite-Lived Assets for Impairment, effective for calendar years beginning after September 15, 2012. Early adoption was permitted. This guidance amends how indefinite-lived intangible assets are tested for impairment. The amendment provides an option to perform a qualitative assessment to determine whether it is necessary to perform the annual fair value calculation impairment test. The Company adopted this guidance on January 1, 2013, with no material impact to the consolidated financial statements.

In September 2011, the FASB issued new guidance on goodwill impairment testing ASU 2011-08, Intangibles – Goodwill and Other: Testing Goodwill for Impairment, effective for calendar years beginning after December 15, 2011. Early adoption was permitted. The objective of this standard is to simplify how an entity tests goodwill for impairment. The amendments in this standard allow an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to

29	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit’s fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The Company adopted this guidance on January 1, 2012, with no material impact to the consolidated financial statements.

In June 2011, the FASB issued new guidance regarding comprehensive income ASU 2011-05, Comprehensive Income: Presentation of Comprehensive Income, effective for the fiscal year beginning after December 15, 2011. This guidance should be applied retrospectively and early adoption was permitted. The guidance provides companies with the option to present the total of comprehensive income, components of net, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and International Financial Reporting Standards (“IFRS”). The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. In December 2011, the FASB deferred the effective date for amendment to the presentation of reclassification adjustments (ASU 2011-12, Comprehensive Income: Deferral of the Effective Date for Amendment to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in ASU 2011-05). The Company adopted this guidance in 2012 and elected two separate but consecutive statements, the consolidated statements of income and the consolidated statements of comprehensive (loss) income.

In May 2011, the FASB issued new guidance regarding fair value measurements ASU 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs, effective for the annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in the ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. Some of the amendments clarify the FASB’s intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company adopted this guidance in 2012 with no material impact to the consolidated financial statements.

In April 2011, the FASB issued new guidance regarding effective control in repurchase agreements ASU 2011-03, Transfers and Servicing: Reconsideration of Effective Control for Repurchase Agreements, effective for the annual period beginning after December 15, 2011. The guidance should be applied prospectively to transactions or modifications of existing transactions that occur on or after the effective date. The amendments in this ASU remove from the assessment of effective control the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets. The Company adopted this guidance on January 1, 2012 with no material impact to the consolidated financial statements.

30	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

In October 2010, the FASB amended its guidance under FASB ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. The guidance is contained in ASU 2010-26 and requires certain costs such as sales compensation or telemarketing costs that are related to unsuccessful efforts and any indirect costs to be expensed as incurred, rather than being capitalized and amortized over future periods. The Company adopted this guidance on a retrospective basis effective January 1, 2012.

The Company has presented its consolidated financial statements and accompanying notes as applicable for all periods presented to reflect the retrospective adoption of ASU 2010-26.

The following presents the December 31, 2011 consolidated statements of income reflecting the impact of ASU 2010-26 retrospectively adopted January 1, 2012.

	As previously reported	Adjustment	As currently reported
Benefits and expenses:
Amortization of deferred policy acquisition costs	$191,036	(21,899)	169,137
Other operating costs and expenses	167,453	21,706	189,159
Income taxes:
Deferred expense	102,425	68	102,493
Net income	297,309	125	297,434
Net income attributable to ONLIC	297,476	125	297,601

31	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following presents the December 31, 2011 consolidated statement of comprehensive income reflecting the impact of ASU 2010-26 retrospectively adopted January 1, 2012.

	Before tax	Tax (expense) / benefit	After tax
Deferred acquisition costs:
As previously reported	$(39,705)	13,897	(25,808)
Adjustment	5,119	(1,792)	3,327

As currently reported	$(34,586)	12,105	(22,481)

(p)	Adjustment of Prior Period Amounts

In 2011, $84,040 was reclassified from cash to other assets to conform to the current presentation. There was no impact to total assets, equity or income. As a result of this reclassification, the following items have been adjusted in the Consolidated Statements of Cash Flows for 2011.

	As previously reported	Adjustment	As currently reported
Cash flows from operating activities:
Adjustments to reconcile net income to net cash provided by operating activities:
Increase in other assets	$(549,552)	(14,583)	(564,135)
Net cash provided by operating activities	251,842	(14,583)	237,259
Net (decrease) increase in cash and cash equivalents	87,360	(14,583)	72,777
Cash and cash equivalents, beginning of year	572,181	(69,457)	502,724
Cash and cash equivalents, end of year	659,541	(84,040)	575,501

(q)	Subsequent Events

The Company has evaluated subsequent events through April 23, 2014 the date that the consolidated financial statements were available to be issued. See note 16.

(3)	Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for ONLIC, ONLAC, NSLAC, MONT and KENW, filed with their respective insurance Departments, are prepared on a basis of accounting practices prescribed or permitted by such regulatory authority in their respective states of domicile. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed. ONLIC does not have any permitted statutory accounting practices as of December 31, 2013 or 2012.

32	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The Company’s Ohio domiciled life insurance subsidiary ONLAC, does not have any permitted statutory accounting practices as of December 31, 2013 or 2012. NSLAC, a New York domiciled company, and MONT, a Vermont domiciled company, do not have permitted statutory accounting practices as of December 31, 2013 or 2012.

The Company has received approval from the Vermont Insurance Department regarding the use of a permitted practice in the statutory financial statements of its Vermont domiciled captive life insurance subsidiary, KENW, as of December 31, 2013. The approval continues indefinitely. The Company was given approval by the Vermont Commissioner of Insurance to recognize as an admitted asset the value of a letter of credit and a stop loss agreement. This stop loss agreement is from a third party unauthorized reinsurer and is used to fund the reinsurer’s obligation to the Company. Under NAIC statutory accounting principles, the value of the letter of credit and the stop loss agreement would not be treated as an admitted asset. There is no difference in net loss between NAIC statutory accounting practices and practices permitted by the Vermont Department.

The combined statutory basis net income of ONLIC, ONLAC, NSLAC, MONT and KENW, after intercompany eliminations, was $16,470, $64,959 and $658 for the years ended December 31, 2013, 2012 and 2011, respectively. The combined statutory basis capital and surplus of ONLIC, ONLAC, NSLAC, MONT and KENW, after intercompany eliminations, was $1,002,744 and $1,048,316, as of December 31, 2013 and 2012, respectively. The primary reasons for the difference between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP: 1) the costs related to successful efforts to acquire business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred, 2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals, 3) investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost, 4) the asset valuation reserve and interest maintenance reserve are not recorded, 5) Separate account seed money is classified as a trading security recorded at fair value as opposed to a component of Separate account assets, 6) the fixed maturity securities that are related to NSLAC’s funds withheld reinsurance arrangement are classified as trading securities recorded at fair value as opposed to amortized cost, 7) changes in deferred taxes are recognized in operations, 8) there is a presentation of other comprehensive (loss) income and comprehensive (loss) income, 9) consolidation for GAAP is based on whether the Company has voting control, or for certain variable interest entities (“VIE”), has the power to direct the activities most significant to the VIE while for statutory, consolidation is not applicable, and 10) surplus notes are presented as part of notes payable within liabilities and are not presented as a component of capital and surplus.

33	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(4)	Changes in Accumulated Other Comprehensive Income

The following table shows the changes in accumulated other comprehensive income, net of taxes, by component for the year ended December 31, 2013:

	Pensions and other post- retirement benefits	Foreign currency translation adjustment	Adjustment to:
			Future policy benefits and claims	Deferred acquisition costs	Unrealized gains (losses)	Total
Balance, December 31, 2012	$(19,388)	2,431	(6,561)	(108,440)	378,952	246,994
Other comprehensive (loss) income before reclassifications	6,712	(2,431)	5,726	56,514	(217,416)	(150,895)
Amounts reclassified from accumulated other comprehensive income	985	—	—	—	(12,187)	(11,202)

CY Change	7,697	(2,431)	5,726	56,514	(229,603)	(162,097)

Balance, December 31, 2013	$(11,691)	—	(835)	(51,926)	149,349	84,897

The following table shows the reclassifications out of accumulated other comprehensive (loss) income, net of taxes, for the year ended December 31:

Details about accumulated other comprehensive (loss) income	2013	Consolidated statement of operations location
Amortization of pensions and other post-retirement benefits:
Prior service costs	$403	Other operating costs and expenses
Actuarial gains/(losses)	(1,919)	Other operating costs and expenses

	(1,516)	Loss before income taxes
	531	Income tax current benefit

	(985)	Net loss

Unrealized gains/(losses) on securities available -for-sale:
	18,749	Realized gains, excluding other-than-temporary impairment losses on securities

	(6,562)	Income tax current expense

	12,187	Net gain

Total reclassification for the year	$11,202	Total net gain

34	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(5)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company has no nonfinancial assets being used in a manner that differs from their highest and best use.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets and liabilities recorded at fair value on the consolidated balance sheets as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include money market funds, bank deposits, Separate account assets and exchange traded derivatives.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. government agency securities, municipal bonds, certain mortgage-backed securities, certain corporate debt, certain private placements, certain equity securities, certain foreign government debt securities and certain derivatives.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are certain mortgage-backed securities, certain corporate debt and certain derivatives, including embedded derivatives associated with living benefit contracts.

35	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2013.

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$16,019	75,709	—	91,728
Obligations of states and political subdivisions	—	657,047	—	657,047
Debt securities issued by foreign governments	—	1,018	—	1,018
Corporate	—	3,992,841	22,097	4,014,938
Asset-backed	—	488,305	83,292	571,597
Mortgage-backed	—	1,030,805	86	1,030,891
Equity securities	712	66,731	—	67,443
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	313	—	313
Corporate	—	8,230	—	8,230
Asset-backed	—	760	—	760
Mortgage-backed	—	64	—	64
Other long-term investments:
Derivative assets:
Currency futures	310	—	—	310
Equity put options	—	2,822	—	2,822
Short-term investments securities lending collateral	—	197,502	—	197,502
Short-term investments	38,394	—	—	38,394
Other assets:
Cash	213,421	21,500	—	234,921
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	291,694	291,694
GLWB reinsurance contracts	—	—	12,064	12,064
GMAB reinsurance contracts	—	—	20,198	20,198
Assets held in separate accounts	18,962,216	—	—	18,962,216

Total assets	$19,231,072	6,543,647	429,431	26,204,150

Liabilities
GMAB/GMWB embedded derivatives	$—	—	22,520	22,520
GLWB embedded derivatives	—	—	12,064	12,064
Derivative liabilities:
Equity futures	13,389	—	—	13,389
Currency futures	615	—	—	615

Total liabilities	$14,004	—	34,584	48,588

36	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$—	105,193	—	105,193
Obligations of states and political subdivisions	—	529,468	—	529,468
Debt securities issued by foreign governments	—	4,112	—	4,112
Corporate	—	4,204,944	32,088	4,237,032
Asset-backed	—	468,721	124,027	592,748
Mortgage-backed	—	1,019,168	2,679	1,021,847
Equity securities	508	59,805	—	60,313
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	323	—	323
Corporate	—	10,726	—	10,726
Asset-backed	—	1,079	—	1,079
Mortgage-backed	—	376	—	376
Other long-term investments:
Derivative assets:
Equity futures	5,454	—	—	5,454
Currency futures	2,049	—	—	2,049
Equity put options	—	8,054	—	8,054
Short-term investments securities lending collateral	—	213,635	—	213,635
Short-term investments	37,181	—	—	37,181
Other assets:
Cash	109,069	238,200	—	347,269
Reinsurance recoverable:
GMIB reinsurance contracts	—	—	584,643	584,643
GLWB reinsurance contracts	—	—	37,889	37,889
GLAB reinsurance contracts	—	—	4,689	4,689
Assets held in separate accounts	15,252,914	—	—	15,252,914

Total assets	$15,407,175	6,863,804	786,015	23,056,994

Liabilities
GMAB/GMWB embedded derivatives	$—	—	14,083	14,083
GLWB embedded derivatives	—	—	37,889	37,889
Derivative liabilities:
Equity futures	9,852	—	—	9,852
Currency futures	4,643	—	—	4,643

Total liabilities	$14,495	—	51,972	66,467

37	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities under the “exit price” notion of FASB ASC 820, Fair Value Measurements and Disclosures, reflect market participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables:

Cash – Cash is considered Level 1 as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. The Company holds publicly traded money market accounts which are considered Level 1. The Company also holds investments in repurchase agreements that are considered to be cash equivalents as defined in note 2(k). The Company classifies the fair values of investments held in repurchase agreements as Level 2 as these fair values are often based on observable inputs but not actively traded.

Short-term investments – Short-term investments include fixed maturity securities that mature in less than one year and are valued in the same manner as the fixed maturity securities noted below. A portion of short-term investments are bank deposits that are classified as Level 1 fair values since these investments are very liquid and not subject to valuation fluctuations.

Fixed maturity and equity securities – As discussed in note 2(b), fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on reported trades for identical or similar securities. If there are no recent reported trades, the third party pricing services may use matrix or model processes to develop a security price where future cash flow expectations are developed based on collateral performance and discounted at an estimated market rate. Included in the pricing of asset-backed securities, collateralized mortgage obligations, and mortgage-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fair values within Level 2. In some instances the independent pricing service will price securities using independent broker quotations from market makers and other broker/dealers recognized to be market participants, which utilize inputs that may be difficult to corroborate with observable market data and may be nonbinding quotes. The Company has classified these fair values within Level 3. A portion of the equity securities held by the Company are exchange traded and the fair value is based on an active market quotation. The Company has classified the fair values of these exchange traded equities as Level 1.

38	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

As discussed in note 2(b), fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are based on observable market data, the Company has classified these fair values within Level 2.

Derivative instruments – As discussed in note 7, the Company currently enters into equity futures, currency futures and equity put options to economically hedge liabilities embedded in certain variable annuity products. The equity futures are exchange traded derivatives and the fair value is based on an active market quotation. The Company has classified the fair values of the exchange traded derivatives as Level 1. The equity put options are valued using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. The Company has classified these fair values as Level 2.

GMIB, GLWB, and GMAB reinsurance and GMAB, GMWB and GLWB embedded derivatives – The fair value of the GMIB reinsurance derivative is estimated using the present value of future claims minus the present value of future premiums using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. The valuation of this reinsurance derivative includes an adjustment for the counterparty’s nonperformance risk and risk margins for non-observable market inputs. The counterparty’s credit adjustment is determined by taking into consideration publicly available information relating to the counterparty’s debt and claims paying ability. Risk margins are established to capture the non-capital market risk of the instrument which represents the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, mortality, and lapses. The establishment of risk margins requires the use of significant management judgment. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the counterparty’s credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

The Company also issues certain variable annuity products with guaranteed minimum benefit riders. GMAB, GMWB and GLWB riders are embedded derivatives which are measured at estimated fair value separately from the host variable annuity contract. For GMAB, GMWB and GLWB embedded derivatives, the same valuation methodology is applied per above except the fair value for these riders is estimated using the Company’s nonperformance risk in the credit adjustment to the present value of the future cash flows.

39	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The reinsurance of the GLWB embedded derivative is 100% coinsurance with a related party and is considered a freestanding derivative. The GLWB reinsurance derivative was calculated in the same manner as the direct GLWB embedded derivative. Beginning in 2012, some GMAB riders are 100% coinsured with a related party and the GMAB reinsurance derivative on that block was calculated in the same manner as the direct GMAB embedded derivative for that block.

The fair value of these derivatives are modeled using significant unobservable policyholder behavior inputs, such as lapses, fund selection, resets and withdrawal utilization, and risk margins. As a result, the GMIB, GLWB, and GMAB reinsurance, and GMAB, GMWB and GLWB embedded derivatives are categorized as Level 3.

Separate account assets – Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The underlying securities are mutual funds that are valued using the reported net asset value. The Company classifies the Separate account assets valuation as Level 1 since the net asset value is determined and published daily and is the basis for current transactions.

40	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)

The tables below summarize the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value for the years ended December 31:

	Investments			Reinsurance recoverable
	Corporate	Asset - backed	Mortgage - backed	GMIB reinsurance	GMAB reinsurance	GLWB reinsurance	Total assets
Assets
December 31, 2011	$17,861	106,121	100	515,829	—	66,927	706,838

Net investment gains/(losses):
In earnings (realized and unrealized)[1]	(14)	(557)	165	68,814	4,689	(29,038)	44,059
Unrealized in OCI[2]	763	1,049	48	—	—	—	1,860

Purchases	—	31,896	2,781	—	—	—	34,677
Settlements	(3,994)	(16,849)	(415)	—	—	—	(21,258)
Transfers into Level 3	17,472	2,367	—	—	—	—	19,839

December 31, 2012	32,088	124,027	2,679	584,643	4,689	37,889	786,015
Net investment gains/(losses):
In earnings (realized and unrealized)[1]	(769)	(368)	42	(292,949)	15,509	(25,825)	(304,360)
Unrealized in OCI[2]	157	1,223	(10)	—	—	—	1,370
Purchases	4,245	3,374	—	—	—	—	7,619
Settlements	(8,100)	(22,163)	(42)	—	—	—	(30,305)
Transfers into Level 3	7,599	—	—	—	—	—	7,599
Transfers out of Level 3	(13,123)	(22,801)	(2,583)	—	—	—	(38,507)

December 31, 2013	$22,097	83,292	86	291,694	20,198	12,064	429,431

Change in unrealized gains/(losses):
Still held at December 31:
2012	$(13)	270	422	68,814	4,689	(29,038)	45,144

2013	$(276)	(373)	42	(292,949)	15,509	(25,825)	(303,872)

41	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

	Future policy benefits and claims
	GLWB embedded derivatives	GMAB/ GMWB embedded derivatives	Total liabilities
Liabilities
December 31, 2011	$(66,927)	(16,041)	(82,968)
Net investment gains/(losses):
In earnings (realized and unrealized)[1]	29,038	1,958	30,996

December 31, 2012	(37,889)	(14,083)	(51,972)

Net investment gains/(losses):
In earnings (realized and unrealized)[1]	25,825	(8,437)	17,388

December 31, 2013	$(12,064)	(22,520)	(34,584)

Change in unrealized gains/(losses):
Still held at December 31:
2012	$29,038	1,958	30,996

2013	$25,825	(8,437)	17,388

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of changes in fair value of other assets and liabilities, other-than-temporary impairments, amortization and accretion of premiums or discounts and derivative settlements activity.

[2]	Unrealized investment gains and losses recorded in other comprehensive (loss) income include changes in market value of certain instruments.

42	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following tables present certain quantitative information about the significant unobservable inputs used in the fair value measurement for asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31. Certain securities classified as Level 3 are excluded from below due to limitations in being able to obtain the underlying inputs used from broker quotes.

	Assets/ liabilities measured at fair value	Valuation techniques(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2013
Assets
Securities available-for-sale:
Fixed maturity securities:
Asset-backed	$70,822	Market pricing	Market prices	12-109	96	Increase
		Discounted cash	Default rates	0%	0%	Decrease
		flows	Prepayment rates	0%	0%	Increase
			Loss severity	100%	100%	Decrease
			Discount rate	11.629%	11.629%	Decrease

Reinsurance recoverable:
GMIB reinsurance contracts	291,694	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.4% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.3% - 23.0%	*	Decrease
			dur 11+	9.7% - 15.5%	*	Decrease
			Utilization rates	0.4% - 22.0%	*	Increase
			Non-performance risk (Credit Spread)	0.47% - 0.83%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

GMAB reinsurance contract	20,198	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

GLWB reinsurance contract	12,064	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

43	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation techniques(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2013
Liabilities
GMAB/GMWB embedded derivatives	$22,520	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

GLWB embedded derivatives	12,064	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.5%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 18.8%	*	Decrease
			dur 11+	7.9% - 12.7%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	2.10% - 2.32%	*	Decrease
			Equity market volatility	15% - 21%	*	Increase

44	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation techniques(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2012
Assets
Securities available-for-sale:
Fixed maturity securities:
Asset-backed	$79,796	Matrix pricing	Spread over Treasury yields	488 bps	488 bps	Decrease
		Market pricing	Market prices	1-110	97	Increase
		Discounted cash	Default rates	5%	5%	Decrease
		flows	Prepayment rates	0%	0%	Increase
			Loss severity	100%	100%	Decrease
			Discount rate	11.629%	11.629%	Decrease

Reinsurance recoverable:
GMIB reinsurance contracts	584,643	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.4%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.3% - 23.6%	*	Decrease
			dur 11+	9.5% - 18.5%	*	Decrease
			Utilization rates	0.4% - 22.0%	*	Increase
			Non-performance risk (Credit Spread)	0.69% - 0.94%	*	Decrease
			Equity market volatility	18% - 23%	*	Increase

GMAB reinsurance contract	4,689	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.4%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.3%	*	Decrease
			dur 11+	7.8% - 15.1%	*	Decrease
			Non-performance risk (Credit Spread)	2.73% - 3.16%	*	Decrease
			Equity market volatility	18% - 23%	*	Increase

GLWB reinsurance contract	37,889	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.4%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.3%	*	Decrease
			dur 11+	7.8% - 15.1%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	2.73% - 3.16%	*	Decrease
			Equity market volatility	18% - 23%	*	Increase

46	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

	Assets/ liabilities measured at fair value	Valuation techniques(s)	Unobservable input description	Input/range of inputs	Weighted average	Impact of increase in input on fair value
2012
Liabilities
GMAB/GMWB embedded derivatives	$14,083	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.4%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.3%	*	Decrease
			dur 11+	7.8% - 15.1%	*	Decrease
			Non-performance risk (Credit Spread)	2.73% - 3.16%	*	Decrease
			Equity market volatility	18% - 23%	*	Increase

GLWB embedded derivatives	37,889	Stochastic actuarial	Mortality rates
		model	ages 0-59	0 - 0.4%	*	Decrease
			ages 60+	0.3% - 100%	*	Decrease
Base Lapse Rates
			dur 1-10	0.2% - 19.3%	*	Decrease
			dur 11+	7.8% - 15.1%	*	Decrease
			Withdrawal rates	0% - 100%	*	Decrease
			Non-performance risk (Credit Spread)	2.73% - 3.16%	*	Decrease
			Equity market volatility	18% - 23%	*	Increase

*	The stochastic actuarial models are generated using one thousand scenarios. Weighted average values are not meaningful for these valuations.

Valuation Process for Fair Value Measurements Categorized within Level 3

The Company has policies and guidelines that establish valuation methodologies and consistent application of such methodologies. These policies and guidelines provide controls around the valuation process. These controls include appropriate review and analysis of investment prices against market activity or price variances, review of price source changes, and review of methodology changes. For our embedded derivatives and reinsurance contract, the valuations are reviewed and actuarial assumptions are reviewed at least annually by the Company and updated based on historical experience along with any market observable data or industry studies.

46	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Asset Transfers Between Levels

The Company reviews its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.

	Transfers out of Level 1 into Level 2	Transfers out of Level 1 into Level 3	Transfers out of Level 2 into Level 1	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 1	Transfers out of Level 3 into Level 2
2013
Assets
Securities available-for-sale:
Fixed maturity securities:
US Treasury securities	$—	—	16,019	—	—	—
Corporate	—	—	—	7,599	—	13,123
Asset-backed	—	—	—	—	—	22,801
Mortgage-backed	—	—	—	—	—	2,583
2012
Assets
Securities available-for-sale:
Fixed maturity securities:
Corporate	$—	—	—	17,472	—	—
Asset-backed	—	—	—	2,367	—	—
Equity securities	—	—	508	—	—	—

During the year ended December 31, 2013, we transferred investments totaling $7,599 into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. The Company transferred investments totaling $38,507 out of level 3 into level 2 as a result of the availability of observable pricing inputs for these securities. The Company transferred $16,019 of U.S. Treasury securities from Level 2 to Level 1 during 2013.

During the year ended December 31, 2012, we transferred investments totaling $19,839 into Level 3 from Level 2 as a result of lack of visibility to observe significant inputs to price. The Company transferred $508 of exchange traded equities from Level 2 to Level 1 during 2012.

Fair Value Measurement on a Nonrecurring Basis

In 2013, the Company impaired three fixed maturity held-to-maturity securities and two mortgage loans on real estate and measured the securities and loans at fair value. In 2012, the Company impaired two fixed maturity held-to-maturity securities and measured the securities at fair value. The Company uses the same

47	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

valuation methodologies for its fair value measurements on a nonrecurring basis. The valuation techniques involved significant unobservable market inputs such as non-binding broker quotes, internal liquidation analysis and the use of models. For mortgage loans, the valuation techniques were primarily based on the fair value of the underlying collateral. These values were determined using third-party appraisals.

The following tables present the Company’s hierarchy for its assets measured at fair value on a nonrecurring basis for the years ended December 31:

	Level 1	Level 2	Level 3	Total	Total realized losses
2013
Assets
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	—	1,940	1,940	893
Mortgage loans on real estate, net	—	—	3,195	3,195	2,037

Total assets	$—	—	5,135	5,135	2,930

2012
Assets
Investments:
Fixed maturity held-to-maturity securities, at amortized cost	$—	—	723	723	(2,197)

Total assets	$—	—	723	723	(2,197)

48	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Financial Instruments Not Carried at Fair Value

FASB ASC 825, Financial Instruments, requires additional disclosure of the fair value information about existing on and off balance sheet financial instruments. ASC 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC 825 disclosure that have not been presented at fair value in the ASC 820 tables above are presented in the table below:

	Carrying	Estimated	Fair value hierarchy
	value	fair value	Level 1	Level 2	Level 3
2013
Assets:
Fixed maturity held-to-maturity securities	$1,123,720	1,185,490	—	1,165,709	19,781
Mortgage loans on real estate	1,233,958	1,239,729	—	—	1,239,729
Policy loans	389,425	458,149	—	—	458,149
Liabilities:
Investment contracts	3,141,038	3,297,204	—	3,297,204	—
Policyholders’ dividend accumulations and other policyholder funds	108,888	108,888	108,888	—	—
Notes payable	309,317	324,337	—	324,337	—
2012
Assets:
Fixed maturity held-to-maturity securities	$1,105,464	1,216,493	—	1,199,708	16,785
Mortgage loans on real estate	1,251,518	1,268,330	—		1,268,330
Policy loans	356,788	435,055	—	—	435,055
Liabilities:
Investment contracts	3,065,714	3,518,187	—	3,518,187	—
Policyholders’ dividend accumulations and other policyholder funds	118,745	118,745	118,745	—	—
Notes payable	559,241	606,340	—	606,340	—

49	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Fixed maturity held-to-maturity securities – The fair value of fixed maturity held-to-maturity securities, primarily private placements, is generally determined from an internal pricing matrix using credit spreads over Treasury yields. The Company has classified these fair values as Level 2 and Level 3 using the same valuation methodologies noted for fixed maturity securities above.

Mortgage loans on real estate – The fair value of mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The Company has classified the fair value of mortgage loans using the discounted cash flow analysis as Level 3 since certain significant inputs such as credit rating are internal. The Company also has mortgage loans that are valued based on market observable quotes that we have classified as Level 2.

Policy loans – The fair value of policy loans were estimated using discounted cash flow calculations. The Company has classified these fair values as Level 3 since the expected life of the loan is based on internal assumptions.

Investment contracts – The fair value of the Company’s liabilities under investment contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company. The amounts shown in the above table are net of reinsurance. The Company has classified these fair values as Level 2 since the inputs are market observable.

Policyholders’ dividend accumulations and other policyholder funds – The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value. The Company has classified these amounts as Level 1 since these amounts can be converted to cash by the policyholder.

Notes payable – The fair value of notes payable is determined by discounting the scheduled cash flows of the notes using a market rate applicable to the yield, credit quality and maturity of similar debt instruments. The Company has classified the fair value as Level 2 since the valuation inputs are based on market observable information.

50	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(6)	Investments

Analyses of investment income and realized gains (losses) by investment type follows for the years ended December 31:

	Investment income
	2013	2012	2011
Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$314,633	318,081	327,251
Equity securities	3,339	1,941	1,517
Fixed maturity trading securities	480	583	595
Fixed maturity held-to-maturity securities	71,367	63,675	58,334
Mortgage loans on real estate	79,763	84,874	85,581
Real estate	588	475	475
Policy loans	18,804	19,643	18,712
Short-term investments	1,315	2,459	3,121
Other long-term investments	2,351	24	264

Total gross investment income	492,640	491,755	495,850
Interest expense	(38,649)	(32,740)	(19,711)
Other investment expenses	(7,485)	(8,888)	(9,605)

Net investment income	$446,506	450,127	466,534

	Realized gains (losses) on investments
	2013	2012	2011
Securities available-for-sale:
Fixed maturity securities	$(2,760)	3,396	27,055
Equity securities	1,713	(210)	(540)
Fixed maturity held-to-maturity securities	(871)	(1,511)	(6,069)
Mortgage loans on real estate	(109)	(2,205)	(1,638)
Derivative instruments	(31,425)	(29,224)	(7,076)
Real estate	—	—	(21)
Short-term	—	—	(3)

Total realized (loses) gains on investments	(33,452)	(29,754)	11,708
Change in valuation allowances for mortgage loans on real estate	(1,896)	172	3,479

Net realized (losses) gains on investments	$(35,348)	(29,582)	15,187

51	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Realized gains (losses) on investments, as shown in the table above, include write-downs for OTI of $6,565, $8,733 and $12,820 for the years ended December 31, 2013, 2012 and 2011, respectively. As of December 31, 2013, fixed maturity securities with a carrying value of $245,213, which had a cumulative write-down of $65,068 due to OTI, remained in the Company’s investment portfolio.

The following tables summarize total OTI by asset type for the years ended December 31:

	Total OTI	Recognized in OCI	Recognized in earnings
2013
Corporate	$3,676	(293)	3,969
Asset-backed	216	(236)	452
Mortgage-backed	761	(1,383)	2,144

Total other-than-temporary impairment losses	$4,653	(1,912)	6,565

2012
Corporate	$2,195	(2,592)	4,787
Asset-backed	1,364	(128)	1,492
Mortgage-backed	382	(2,072)	2,454

Total other-than-temporary impairment losses	$3,941	(4,792)	8,733

2011
Corporate	$13,794	1,949	11,845
Asset-backed	149	(41)	190
Mortgage-backed	2,944	2,159	785

Total other-than-temporary impairment losses	$16,887	4,067	12,820

52	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the OTI losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the noncredit portion of the loss is included in other comprehensive income:

	2013	2012	2011
Cumulative credit loss, beginning of year	$60,040	57,728	62,157
New credit losses	4,491	3,900	13,415
Change in credit losses on securities included in the beginning balance	2,074	4,833	(595)

Subtotal	66,605	66,461	74,977
Less:
Losses related to securities included in the current year beginning balance sold or paid down during the period	1,537	6,421	17,249

Cumulative credit loss, end of year	$65,068	60,040	57,728

53	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Amortized cost and estimated fair value of available-for-sale, trading and held-to-maturity securities as of December 31:

	2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$85,445	7,326	(1,043)	91,728	—
Obligations of states and political subdivisions	681,919	8,357	(33,229)	657,047	—
Debt securities issued by foreign governments	999	19	—	1,018	—
Corporate	3,758,904	294,748	(38,714)	4,014,938	(176)
Asset-backed	558,397	15,977	(2,777)	571,597	(21,299)
Mortgage-backed	1,032,481	27,568	(29,158)	1,030,891	(30,950)

Total fixed maturity securities	$6,118,145	353,995	(104,921)	6,367,219	(52,425)

Equity securities	$71,809	3,154	(7,520)	67,443	—

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$301	12	—	313	—
Corporate	7,755	475	—	8,230	—
Asset-backed	742	19	(1)	760	—
Mortgage-backed	63	1	—	64	—

Total fixed maturity securities	$8,861	507	(1)	9,367	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$9,517	696	—	10,213	—
Obligations of states and political subdivisions	1,795	402	—	2,197	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate	1,111,408	71,448	(10,776)	1,172,080	—
Asset-backed	—	—	—	—	—

Total held-to-maturity	$1,123,720	72,546	(10,776)	1,185,490	—

54	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

	2012
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- credit OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$89,969	15,334	(110)	105,193	—
Obligations of states and political subdivisions	495,075	34,898	(505)	529,468	—
Debt securities issued by foreign governments	3,998	114	—	4,112	—
Corporate	3,732,814	511,238	(7,020)	4,237,032	(1)
Asset-backed	576,054	22,069	(5,375)	592,748	(21,666)
Mortgage-backed	976,248	51,711	(6,112)	1,021,847	(35,731)

Total fixed maturity securities	$5,874,158	635,364	(19,122)	6,490,400	(57,398)

Equity securities	$57,556	3,335	(578)	60,313	—

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$301	22	—	323	—
Corporate	9,839	887	—	10,726	—
Asset-backed	1,040	39	—	1,079	—
Mortgage-backed	365	11	—	376	—

Total fixed maturity securities	$11,545	959	—	12,504	—

Fixed maturity held-to-maturity securities:
U.S. Treasury securities and obligations of U.S. government	$10,125	1,322	—	11,447	—
Obligations of states and political subdivisions	1,875	560	—	2,435	—
Debt securities issued by foreign governments	1,000	—	—	1,000	—
Corporate	1,092,459	111,744	(2,597)	1,201,606	(90)
Asset-backed	5	—	—	5	—

Total held-to-maturity	$1,105,464	113,626	(2,597)	1,216,493	(90)

[1]

Represents the amount of cumulative non-credit OTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2013 and 2012.

55	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

	2013	2012
Net unrealized gains, before adjustments and taxes	$244,708	618,999
Less:
Unrealized gains related to Closed Block	20,874	41,933
Adjustment to future policy benefits and claims	1,285	10,094
Adjustment to deferred policy acquisition costs	79,886	166,830
Deferred federal income tax provision	50,662	140,779

Net unrealized gains	$92,001	259,363

An analysis of the change in net unrealized gains, before adjustments and taxes, on securities available-for-sale is as follows for the years ended December 31:

	2013	2012	2011
Securities available-for-sale:
Fixed maturity securities	$(367,168)	235,403	159,418
Equity securities	(7,123)	201	(127)

Change in net unrealized gains	$(374,291)	235,604	159,291

The amortized cost and estimated fair value of fixed maturity securities available-for-sale, trading and held-to-maturity as of December 31, 2013, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2013.

	Fixed maturity securities
	Available-for-sale		Trading		Held-to-maturity
	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
Due in one year or less	$292,258	300,777	3,648	3,713	34,511	35,362
Due after one year through five years	1,736,459	1,863,066	3,990	4,258	246,668	269,702
Due after five years through ten years	2,099,542	2,163,530	1,049	1,211	615,658	647,127
Due after ten years	1,989,886	2,039,846	174	185	226,883	233,299

Total	$6,118,145	6,367,219	8,861	9,367	1,123,720	1,185,490

56	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at December 31:

	Less than 12 months		12 months or longer		Total
	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses
2013
U.S. Treasury securities and obligations of U.S. government	$19,025	(1,043)	—	—	19,025	(1,043)
Obligations of states and political subdivisions	389,454	(32,817)	2,088	(412)	391,542	(33,229)
Corporate	1,014,752	(44,413)	48,049	(5,077)	1,062,801	(49,490)
Asset-backed	124,623	(1,515)	30,743	(1,263)	155,366	(2,778)
Mortgage-backed	418,625	(22,225)	76,317	(6,933)	494,942	(29,158)

Total fixed maturity securities	1,966,479	(102,013)	157,197	(13,685)	2,123,676	(115,698)
Equity securities	28,903	(7,107)	710	(413)	29,613	(7,520)

Total	$1,995,382	(109,120)	157,907	(14,098)	2,153,289	(123,218)

2012
U.S. Treasury securities and obligations of U.S. government	$4,568	(110)	—	—	4,568	(110)
Obligations of states and political subdivisions	41,792	(505)	—	—	41,792	(505)
Corporate	118,792	(5,599)	78,883	(4,018)	197,675	(9,617)
Asset-backed	33,835	(496)	76,711	(4,879)	110,546	(5,375)
Mortgage-backed	73,473	(1,617)	82,148	(4,495)	155,621	(6,112)

Total fixed maturity securities	272,460	(8,327)	237,742	(13,392)	510,202	(21,719)
Equity securities	4,968	(32)	3,588	(546)	8,556	(578)

Total	$277,428	(8,359)	241,330	(13,938)	518,758	(22,297)

In accordance with the Company’s Valuation of Investments, Related Gains and Losses, and Investment Income policy described in note 2(b), the Company regularly reviews its investment holdings for OTI. The Company has concluded securities in an unrealized loss position as of December, 31 2013 and 2012 were not OTI due to the Company’s ability and intent to hold the investments until recovery of fair value or amortized cost and for equities, anticipate a forecasted recovery in a reasonable period of time. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

57	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The tables below summarize the fixed maturity securities’ unrealized losses as of December 31:

Unrealized losses	Less than 12 months	12 months or longer	Total
2013
99.9%-80%
U.S. Treasury securities and obligations of U.S. government	$(1,043)	—	(1,043)
Obligations of states and political subdivisions	(30,920)	(311)	(31,231)
Corporate	(44,143)	(4,826)	(48,969)
Asset-backed	(1,168)	(1,143)	(2,311)
Mortgage-backed	(22,225)	(6,105)	(28,330)
Below 80%
Obligations of states and political subdivisions	(1,897)	(101)	(1,998)
Corporate	(270)	(251)	(521)
Asset-backed	(347)	(120)	(467)
Mortgage-backed	—	(828)	(828)

Total	$(102,013)	(13,685)	(115,698)

2012
99.9%-80%
U.S. Treasury securities and obligations of U.S. government	$(110)	—	(110)
Obligations of states and political subdivisions	(505)	—	(505)
Corporate	(3,754)	(2,559)	(6,313)
Asset-backed	(404)	(4,879)	(5,283)
Mortgage-backed	(1,589)	(2,597)	(4,186)
Below 80%
Corporate	(1,845)	(1,459)	(3,304)
Asset-backed	(92)	—	(92)
Mortgage-backed	(28)	(1,898)	(1,926)

Total	$(8,327)	(13,392)	(21,719)

58	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of OTI. Unrealized losses increased from December 31, 2012 to December 31, 2013 due to increasing U.S. Treasury yields and related spreads.

For Corporate securities, we evaluated the financial performance of the issuer based upon credit performance and investment ratings and determined we expected to recover the entire amortized cost basis of each security.

Residential mortgage-backed securities and asset-backed securities are assessed for impairment using default estimates based on the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Management believes unrealized losses on available-for-sale securities do not represent OTI as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities and for equities, anticipate a forecasted recovery in a reasonable period of time.

The following table summarizes fixed maturity securities available-for-sale activity:

	2013	2012	2011
Proceeds from the sale and maturity	$656,172	688,292	916,191

Gross realized gains on the sale and maturity	$9,869	5,877	34,674

Gross realized losses on the sale and maturity	$(9,325)	(401)	(1,438)

The Company may sell securities classified as held-to-maturity if the Company becomes aware of evidence of significant deterioration in an issuer’s creditworthiness and/or a significant increase in the risk weights of debt securities for regulatory risk-based capital purposes. There were no sales of held-to-maturity securities in 2013, 2012 or 2011.

Investments with a fair value of $16,130 and $13,889 as of December 31, 2013 and 2012, respectively, were on deposit with various regulatory agencies as required by law.

Real estate is presented at cost less accumulated depreciation of $72 and $72 in 2013 and 2012, respectively, with no valuation allowance recorded in 2013 and 2012.

59	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

At its discretion the Company participates in an indemnified securities lending program administered by an unaffiliated agent in which certain portfolio holdings are loaned to third parties. The borrower must deliver to the Company’s agent collateral having a market value equal to at least 102% of the market value of the securities loaned. The collateral received by the Company’s agent from the borrower to secure loans on behalf of the Company must be in the form of cash, securities issued or guaranteed by the U.S. government or its agencies, or bank letter of credit or equivalent obligation as may be pre-approved by the Company. The loaned securities’ market value is monitored on a daily basis with additional collateral obtained as necessary. As of December 31, 2013 and 2012, the Company received $197,502 and $213,635, respectively, of cash collateral on securities lending. The cash collateral is invested in short-term investments, which are recorded in the consolidated balance sheets in short-term investments securities lending collateral with a corresponding liability recorded in payables for securities lending collateral to account for the Company’s obligation to return the collateral. The Company had not received any non-cash collateral on securities lending as of December 31, 2013 and 2012. As of December 31, 2013 and 2012, the Company had loaned securities with a fair value of $184,044 and $184,563, respectively, which are recognized in the consolidated balance sheets as part of investments available-for-sale.

The components of other long-term investments were as follows as of December 31:

	2013	2012
Venture capital partnerships	$8,363	9,139
Derivative instruments	3,132	15,557
Receivable for securities	1,325	724

Total	$12,820	25,420

The Company invests in fixed maturity securities that could qualify as VIE’s, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. See above for additional disclosures related to these investments.

60	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(7)	Derivative Financial Instruments

The Company enters into derivative contracts to economically hedge guarantees on riders for certain insurance contracts. Although these contracts do not qualify for hedge accounting or have not been designated in hedging relationships by the Company pursuant to ASC 815, Derivatives and Hedging, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy (see note 2(c)). The Company currently enters into equity futures, currency futures, and equity put options to economically hedge liabilities embedded in certain variable annuity products such as the GMAB, GMWB, GMIB and GLWB.

The Company has entered into a reinsurance arrangement with a nonaffiliated reinsurer to offset a portion of its risk exposure to the GMIB rider in certain variable annuity contracts (see note 1). This reinsurance contract is accounted for as a freestanding derivative.

In 2013, ONLIC entered into an Identified Mixed Straddle Transaction in order to lock in some of the value of certain appreciated fixed maturity securities for a period of time by entering into offsetting short interest rate futures. These futures are considered derivative instruments. Since these derivatives will not meet the definition of a hedge, it will be treated as a derivative with no hedging designation under ASC 815, with the gain or loss on the derivative instrument recognized currently in earnings. All positions were acquired and settled in 2013 and resulted in a gain of $1,657.

In 2010, the Company amended its GMIB reinsurance agreement with Sycamore Re (“SYRE”), an affiliated reinsurance company which is 100% owned by ONFS, which resulted in the amended reinsurance agreement not meeting the definition of a derivative and will be accounted for as reinsurance and thus no longer recorded at fair value. The Company also entered into a 100% coinsurance arrangement with SYRE to reduce its risk exposure to the GLWB rider. The GLWB reinsurance agreement is accounted for as a freestanding derivative for the GLWB riders issued from May 1, 2010 through December 31, 2010 (see note 2(g)).

Embedded Derivatives

The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include variable annuities with GMAB, GMWB and GLWB riders (see notes 1 and 2(g)).

61	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following tables present a summary of the fair value of derivatives held by the Company along with the amounts recognized in the consolidated statements of income:

		December 31
Derivatives not designated as		2013	2012
hedging instruments under ASC 815	Balance sheet location	Fair value	Fair value
Asset derivatives
Currency futures	Other long-term investments	$310	5,454
Equity futures	Other long-term investments	—	2,049
Equity put options	Other long-term investments	2,822	8,054
GMIB reinsurance contracts	Reinsurance recoverable	291,694	584,643
GMAB reinsurance contracts	Reinsurance recoverable	20,198	4,689
GLWB reinsurance contracts	Reinsurance recoverable	12,064	37,889

Total		$327,088	642,778

Liability derivatives
GLWB embedded derivatives	Future policy benefits and claims	$12,064	37,889
GMAB and GMWB embedded derivatives	Future policy benefits and claims	22,520	14,083
Currency futures	Other liabilities	13,389	9,852
Equity futures	Other liabilities	615	4,643

Total		$48,588	66,467

62	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The effect of derivative instruments on the consolidated statements of income for the years ended December 31:

Derivatives not designated as	Location of gain (loss)	Amount of gain (loss) recognized in income on derivatives
hedging instruments under ASC 815	recognized in income on derivatives	2013	2012	2011
Interest rate futures	Net realized gains (losses): derivative instruments	$1,657	—	—
Currency futures[1]	Net realized gains (losses): derivative instruments	(29,161)	(23,790)	3,447
Equity futures[1]	Net realized gains (losses): derivative instruments	1,312	(2,031)	(11,308)
Equity put options	Net realized gains (losses): derivative instruments	(5,233)	(3,403)	785
GMIB reinsurance contracts	Benefits and claims	(292,949)	68,814	320,469
GMAB reinsurance contracts	Benefits and claims	15,509	4,689	—
GMAB and GMWB embedded derivatives	Benefits and claims	(8,437)	1,958	(10,931)
GLWB reinsurance contracts	Benefits and claims	(25,825)	(29,038)	75,753
GLWB embedded derivatives	Benefits and claims	25,825	29,038	(75,753)

Total		$(318,959)	46,237	302,462

[1]	Net realized gains (losses): derivative instruments are net of amounts related to the funds withheld arrangement with Sycamore Re (see note 17).

Credit Risk

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company’s derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting period date.

Because exchange traded futures are affected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. The Company manages its credit risk related to over-the-counter derivatives by only entering into transactions with creditworthy counterparties with long-standing performance records. The Company manages its credit risk related to the freestanding reinsurance derivative by monitoring the credit ratings of the reinsurers (SYRE and a non-affiliated reinsurer) and requiring either a certain level of assets to be held in a trust for the benefit of the Company or a letter of credit to be held by the reinsurers and assigned to the Company. As of December 31, 2013, a non-affiliated reinsurer and SYRE held assets in trust with a fair value of $437,187 and $4,729, respectively, and a letter of credit of $271,501 and $65,000, respectively. As of December 31, 2012, a non-affiliated reinsurer and SYRE held assets in trust with a fair value of $601,519 and $4,729, respectively, and a letter of credit of $189,500 and $170,000, respectively. See note 5 for a description of the impact of credit risk on the valuation of freestanding reinsurance derivatives.

63	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(8)	Future Policy Benefits and Claims

The liability for future policy benefits for universal life policies and investment contracts (approximately 77% and 77% of the total liability for future policy benefits as of December 31, 2013 and 2012, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 3.7%, 3.8% and 4.0% for the years ended December 31, 2013, 2012 and 2011, respectively. Approximately 48% and 51%, as of December 31, 2013 and 2012, respectively, of the universal life policies and investment contracts were at their guaranteed minimum interest rate.

The liability for future policy benefits for traditional life products has been established based upon the net level premium method using interest rates varying from 2.0% to 8.0%.

(a) Withdrawals

Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

(b) Mortality and Morbidity

Mortality and morbidity rates are based on published tables, guaranteed in insurance contracts.

(9)	Notes Payable

In June 2012, ONLIC issued $250,000, 6.875% surplus notes to unrelated parties, due June 15, 2042. Concurrent with the issuance of these notes, the remaining $145,000 of the senior notes issued in March 2003 were retired and the Company recognized a loss of $6,251.

In December 2011, ONLIC issued a $4,500, 5% surplus note to SML, as payment for the purchase of the additional shares of NSLAC (see note 1). This note matures on December 15, 2031.

In April 2011, MONT issued a $250,000, 6.625% surplus note to ONFS. This note matures on May 1, 2031. MONT paid off this note in December 2013, with securities of $243,421, other assets of $2,454, $1,065 in cash and a payable of $3,060.

In April 2007, ONLIC issued a $6,000, 5.8% surplus note. This note matures on April 1, 2027.

In September 2001, ONLIC issued a $50,000, 7.5% surplus note to its parent, ONFS. This note matures on September 28, 2021. ONLIC paid off this note in June, 2012.

In May 1996, ONLIC issued $50,000, 8.5% surplus notes due May 15, 2026.

The surplus notes have been issued in accordance with Section 3941.13 of the Ohio Revised Code. Interest payments, scheduled semi-annually, must be approved for payment by the Director of the Department. All issuance costs have been capitalized and are being amortized over the terms of the notes.

64	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Total interest expense was $38,649, $32,740 and $19,711 for the years ended December 31, 2013, 2012 and 2011, respectively. Included in total interest expense were amounts paid to ONFS of $16,563, $18,281 and $3,750 for 2013, 2012 and 2011, respectively. Total interest expense is included in investment expenses as a component of net investment income.

(10)	Goodwill and Intangible Assets

The Company’s intangible asset related to insurance licenses was acquired with the purchase of NSLAC by SMON Holdings, Inc. (“SMON”) in 2002. The value of the intangible is primarily dependent upon the maintenance of the New York license. License fees are paid annually in order to maintain the license in good standing. Each license remains intact and in good standing as there have been no events that would impact the Company’s ability to do business in the New York or New Jersey markets. As a result, no impairment was recognized on this asset.

The following table illustrates the carrying value of goodwill and intangible assets as of December 31:

	2013	2012
Goodwill	$560	560
Unamortizable intangible assets, insurance licenses	195	195

Total	$755	755

Goodwill is tested annually for impairment (see note 2(l)). Based upon goodwill impairment testing for the years ended December 31, 2013, 2012 and 2011, respectively, no impairment was deemed necessary.

(11)	Income Taxes

The provision for income taxes is as follows:

	2013	2012	2011
Current expense	$13,774	9,862	31,706
Deferred expense *	(36,749)	27,985	102,493

Provision for income taxes	$(22,975)	37,847	134,199

*	2011 amount has been adjusted from amount previously reported as a result of the adoption of ASU 2010-26 adopted retrospectively on January 1, 2012.

65	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following table is the reconciliation of the provision for income taxes based on enacted U.S. Federal income tax rates to the provision for income taxes reported in the consolidated financial statements for the years ended December 31:

	2013	2012	2011
Pre-tax income times U.S. enacted tax rate *	$2,084	64,690	151,072
Tax-preferred investment income	(23,092)	(20,790)	(16,337)
Transfer Pricing	(2,676)	(6,680)	—
Other, net	709	627	(536)

Provision for income taxes *	$(22,975)	37,847	134,199

Effective tax rate	-385.8%	20.5%	31.1%

*	2011 amount has been adjusted from amount previously reported as a result of the adoption of ASU 2010-26 adopted retrospectively on January 1, 2012.

The Internal Revenue Service (“IRS”) completed the review of tax return years 2003 through 2010. The Company and IRS Appeals reached an agreement for tax return years 2003 through 2007 with no additional taxes due. No controversial issues were raised for tax return years 2009 and 2010. IRS Appeals is considering an issue raised for the 2008 tax return year concerning the computation of the Dividends Received Deduction on Separate account (“SA DRD”) assets held in connection with variable annuity and life contracts. The SA DRD issue was not raised in any other tax return years. During 2013, 2012 and 2011 tax return years, the Company recognized an income tax benefit of $16,156, $11,918 and $9,520, respectively, related to the SA DRD and is reflected as a component of tax-preferred investment income in the rate reconciliation above. All taxes have been settled with the IRS. The Company completed the ASC 740 Income Taxes, analysis and determined no reduction of tax benefits is required.

The Company’s policy for recording interest and penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes. Interest refunds of $1,010 for the settled tax return years noted above were recorded in 2013. No amounts were recorded for 2012 through 2011.

66	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	2013	2012
Deferred tax assets:
Pension and benefit obligations	$14,328	16,157
Future policy benefits	847,102	785,818
Mortgage loans on real estate	987	998
Net operating loss carryforwards	—	4,742
Capital loss carryforward	—	12,756
Other	13,967	9,222

Total gross deferred tax assets	876,384	829,693
Valuation allowance on deferred tax assets	—	—

Net deferred tax assets	876,384	829,693

Deferred tax liabilities:
Deferred policy acquisition costs	330,644	225,930
Fixed maturity securities available-for-sale	66,699	208,576
Fixed assets	1,250	1,004
Reinsurance recoverable	771,625	821,918
Other	13,889	10,014

Total gross deferred tax liabilities	1,184,107	1,267,442

Net deferred tax liability	$307,723	437,749

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities, projected future income, and tax planning strategies in making this assessment. Based upon the level of historical taxable income and projections for future income over the periods in which the deferred tax assets are deductible, and available tax planning strategies, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

The Company has life subgroup capital loss carryforwards of $0 and $35,809 as of December 31, 2013 and 2012, respectively. All capital loss carryforwards have been fully utilized prior to expiration.

67	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The Company included NSLAC in the consolidated life/non-life Federal income tax return for the first time for the period ending December 31, 2013. All NSLAC net operating losses and net capital loss carryovers were absorbed by the consolidated life/non-life group in 2013. The change in the valuation allowance for the periods ending December 31, 2013, 2012 and 2011 was $0.

(12)	Additional Financial Instruments Disclosure

(a)	Financial Instruments with Off Balance Sheet Risk

The Company is a party to financial instruments with off balance sheet risk in the normal course of business through management of its investment portfolio. The Company had outstanding commitments to fund mortgage loans, bonds, common stocks and venture capital partnerships of $24,668 and $31,826 as of December 31, 2013 and 2012, respectively. These commitments involve, in varying degrees, elements of credit and market risk in excess of amounts recognized in the consolidated financial statements. The credit risk of all financial instruments, whether on or off balance sheet, is controlled through credit approvals, limits, and monitoring procedures.

(b)	Significant Concentrations of Credit Risk

Mortgage loans consist primarily of commercial mortgage loans originated in the United States. Mortgage loans are collateralized by the underlying properties. Collateral on mortgage loans must meet or exceed 125% of the loan at the time the loan is made. The carrying amounts of our mortgage loan portfolio as of December 31 were as follows:

	2013	2012
Commercial mortgage loans	$1,239,490	1,255,154
Valuation allowance	5,532	3,636

Net carrying value	$1,233,958	1,251,518

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce concentration risk. The Company’s portfolio is collateralized by properties located in the United States. Total loans in any state do not exceed 13% as of December 31, 2013 and 2012.

At December 31, 2013, the states that exceeded 10% of the total loan portfolio were Texas and Ohio with carrying values of $152,575 and $129,882, respectively. At December 31, 2012, the states that exceeded 10% of the total loan portfolio were Texas and Ohio with carrying values of $137,943 and $125,615, respectively.

68	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The Company performs an annual performance review of the commercial mortgage loan portfolio and assigns a rating based on the property’s loan-to-value (“LTV”), age, mortgage debt service coverage (“DSC”) and occupancy. This analysis helps identify loans that may experience difficulty. If a loan is not paying in accordance with contractual terms, it is placed on a watch list and monitored through inspections and contact with the property’s local representative. In addition, as part of our portfolio maintenance in 2013, we physically inspected nearly 100% of our portfolio. The LTV and DSC ratios are applied consistently across the entire commercial mortgage loan portfolio.

The following table summarizes our commercial mortgage loan portfolio, net of allowance, LTV ratios and DSC ratios using available data as of December 31. The ratios are updated as information becomes available.

	DSC
LTV	Greater than 2.0x	1.8x to 2.0x	1.5x to 1.8x	1.2x to 1.5x	1.0x to 1.2x	Less than 1.0x	Total
2013
0% - 50%	$148,719	46,766	143,034	210,310	65,704	24,548	639,081
50% - 60%	37,039	27,492	101,994	139,924	51,798	9,834	368,081
60% - 70%	10,341	11,933	49,442	60,295	42,077	6,329	180,417
70% - 80%	4,514	1,695	29,174	888	3,322	—	39,593
80% and greater	—	—	6,786	—	—	—	6,786

Total	$200,613	87,886	330,430	411,417	162,901	40,711	1,233,958

2012
0% - 50%	$143,115	65,906	88,501	223,365	67,658	4,509	593,054
50% - 60%	44,158	36,250	104,341	155,881	61,872	8,528	411,030
60% - 70%	16,353	13,749	64,624	74,212	47,894	7,149	223,981
70% - 80%	4,621	—	—	8,924	9,908	—	23,453
80% and greater	—	—	—	—	—	—	—

Total	$208,247	115,905	257,466	462,382	187,332	20,186	1,251,518

LTV and DSC ratios are measures frequently used in commercial real estate to determine the quality of a mortgage loan. The LTV ratio is a comparison between the current loan balance and the value assigned to the property and is expressed as a percentage. If the LTV is greater than 100%, this would indicate that the loan amount exceeds the value of the property. It is preferred that the LTV be less than 100%. Our corporate policy directs that our LTV on new mortgages not exceed 75% for standard mortgages.

69	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The DSC ratio compares the property’s net operating income to its mortgage debt service payments. If the debt service coverage ratio is less than 1.0x, this would indicate that the property is not generating enough income after expenses to cover the mortgage payment. Therefore, a higher debt service coverage ratio could indicate a better quality loan.

Valuation Allowance

The valuation allowance on commercial mortgage loans is based on amounts collectively and individually evaluated for impairment. The Company’s commercial mortgage loan portfolio has experienced minimal historical losses throughout the years, including the last three years.

A rollforward of our valuation allowance is as follows:

	2013	2012
Beginning balance	$3,636	3,808
Provision	2,007	(172)
Charge-offs	(111)	—

Ending balance	$5,532	3,636

Mortgage Loan Aging

The table below depicts the commercial mortgage loan portfolio exposure, net of allowance, of the remaining principal balances (which equal the Company’s recorded investment) as of December 31:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total	Recorded investment > 90 days and accruing
2013	$619	—	4,241	4,860	1,229,098	1,233,958	—

2012	$—	—	—	—	1,251,518	1,251,518	—

70	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Performance, Impairment and Foreclosures

As of December 31, 2013 and 2012, the Company had mortgage loans totaling $6,741 and $0, respectively, which were in the process of foreclosure. Mortgage loan write-downs were $2,149, $2,206 and $1,638, during 2013, 2012 and 2011, respectively.

Commercial mortgage loans in foreclosure and mortgage loans considered to be impaired as of the balance sheet date are placed on a nonaccrual status if the payments are not current. Interest received on nonaccrual status mortgage loans are included in net investment income in the period received.

As of December 31, 2013 and 2012, the Company had mortgage loans with carrying values of $4,241 and $0, respectively, that were on non-accrual status.

The Company did not have any significant troubled debt restructurings of mortgage loans during 2013 or 2012.

The recorded investment in an unpaid principal balance of impaired loans along with the related loan specific allowance for losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired as of December 31 were as follows:

	Recorded investment	Unpaid principal balance	Related allowance	Average recorded investment	Interest income recognized
2013
With an allowance recorded:
Commercial mortgages	$4,527	7,195	(2,668)	2,264	325

The Company sold certain mortgage loans to ONFS with a book value of $1,800 and $3,750 in 2013 and 2012, respectively.

The Company has a mortgage loan receivable from ONFS of $26,700 and $22,233 as of December 31, 2013 and 2012, respectively.

The Company has other financing receivables with contractual maturities of one year or less such as reinsurance recoverables and premiums receivables. The Company does not record a valuation allowance for these items since the Company has not had any significant collection issues related to these types of receivables. The Company writes off the receivable if it is deemed to be uncollectible.

71	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(13)	Pensions and Other Post-Retirement Benefits

(a)	Home Office Pension Plans

The Company sponsors a funded qualified pension plan covering all home office employees hired prior to January 1, 1998. This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company. Retirement benefits are based on years of service and the highest average earnings in five of the last ten years.

The measurement dates were December 31, 2013 and 2012.

(b)	Home Office Post-Retirement Benefit Plans

The Company currently offers eligible retirees the opportunity to participate in a post retirement health and group life plan. This plan was amended effective July 1, 2013, to provide participants younger than age 65, a fixed portion of the health insurance contract premium and for participants age 65 and older, a fixed dollar amount which the participant must use to independently purchase their own insurance. Previously, this plan provided all participants a fixed portion of the health insurance contract premium. The portion the Company pays is periodically increased and is a function of participant service. Only home office employees hired prior to January 1, 1998 may become eligible for these benefits provided that the employee meets the retirement age and years of service requirements.

This plan includes participants who are employees of the Company and devote substantially all of their time to service for the Company.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2013 and 2012.

(c)	General Agents’ Pension Plan

The Company sponsors an unfunded, nonqualified defined benefit pension plan covering its general agents hired prior to January 1, 2005. This plan provides benefits based on years of service and average compensation during the final five and ten years of service.

The measurement dates were December 31, 2013 and 2012.

72	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(d)	Agents’ Post-Retirement Benefits Plans

The Company sponsors a post-retirement health and group life plan. Only agents with contracts effective prior to January 1, 1998 who meet the retirement age and service requirements are eligible for these benefits. The health and group life plans are contributory, with retirees contributing approximately 50% of premium for coverage. As with all plan participants, the Company reserves the right to change the retiree premium contribution at renewal.

The post-retirement health plan does not provide benefits which are actuarially equivalent to Medicare Part D benefits. Therefore, the Company does not receive the associated federal Medicare subsidy.

The measurement dates were December 31, 2013 and 2012.

(e)	Obligations and Funded Status

Information regarding the funded status of the pension plans as a whole and other benefit plans as a whole as of December 31 is as follows:

	Pension benefits		Other benefits
	2013	2012	2013	2012
Change in benefit obligation:
Projected benefit obligation at beginning of year	$72,170	66,613	4,983	5,065
Service cost	2,137	1,965	46	56
Interest cost	3,308	3,390	199	242
Amendments	—	—	(832)	—
Actuarial loss (gain)	(3,061)	4,956	457	20
Benefits paid*	(5,901)	(4,754)	(265)	(400)

Projected benefit obligation at end of year	$68,653	72,170	4,588	4,983

Accumulated benefit obligation	$55,122	60,543

Change in plan assets:
Fair value of plan assets at beginning of year	$51,922	51,311	—	—
Actual return on plan assets	10,062	5,096	—	—
Benefits and expenses paid	(5,314)	(4,485)	—	—

Fair value of plan assets at end of year	$56,670	51,922	—	—

Funded status	$(11,983)	(20,248)	(4,588)	(4,983)

*	Benefits paid include amounts paid from both funded and unfunded benefit plans.

73	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following tables show the funded status of the pension plans as of December 31:

	Funded Qualified Pension Plan	Unfunded Pension Plan	Total
2013
Projected benefit obligation	$59,335	9,318	68,653
Fair value of plan assets	56,670	—	56,670

Funded Status	(2,665)	(9,318)	(11,983)

2012
Projected benefit obligation	$62,573	9,597	72,170
Fair value of plan assets	51,922	—	51,922

Funded status	$(10,651)	(9,597)	(20,248)

	Pension benefits		Other benefits
	2013	2012	2013	2012
Amounts recognized in the balance sheet consist of:
Accrued benefit costs	$(11,983)	(20,248)	(4,588)	(4,983)

	Pension benefits			Other benefits
	2013	2012	2011	2013	2012	2011
Amounts recognized in other comprehensive (loss) income:
Net actuarial loss	$(12,333)	775	10,306	975	418	225
Prior service cost	—	—	—	(429)	546	547

Total	$(12,333)	775	10,306	546	964	772

74	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

	Pension benefits		Other benefits
	2013	2012	2013	2012
Amounts recognized in accumulated other comprehensive income:
Net actuarial loss (gain)	$19,842	32,175	(883)	(1,858)
Prior service credit	—	—	(972)	(543)

Total	$19,842	32,175	(1,855)	(2,401)

The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2014 are $1,329 and $0, respectively. The estimated net gain and prior service credit for the other post-retirement benefit plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2014 are $131 and $332, respectively. There are no plan assets that are expected to be returned to the Company during the next twelve months.

	Pension benefits
	2013	2012	2011
Components of net periodic benefit cost:
Service cost	$2,137	1,965	1,714
Interest cost	3,308	3,390	3,649
Expected return on plan assets	(3,229)	(3,205)	(2,954)
Amortization of net loss	2,438	2,291	1,387

Net periodic benefit cost	$4,654	4,441	3,796

	Other benefits
	2013	2012	2011
Components of net periodic benefit cost:
Service cost	$46	56	50
Interest cost	199	242	292
Amortization of prior service cost	(403)	(546)	(547)
Amortization of net gain	(519)	(282)	(320)

Net periodic benefit cost	$(677)	(530)	(525)

75	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Information for defined benefit pension plans with an accumulated benefit obligation in excess of fair value of plan assets as of December 31:

	Pension benefits
	2013	2012
Projected benefit obligation	$9,318	72,170
Accumulated benefit obligation	7,992	60,543
Fair value of plan assets	—	51,922

(f)	Assumptions

	Pension benefits		Other benefits
	2013	2012	2013	2012
Weighted average assumptions used to determine net periodic benefit cost at January 1:
Discount rate	4.60%	5.10%	4.35%	4.85%
Expected long-term return on plan assets	6.50%	6.50%	—	—
Rate of compensation increase	3.25%	3.20%	—	—
Healthcare cost trend rate assumed for next year	—	—	1.30%	2.85%
Rate to which the health cost trend rate is assumed to decline (the ultimate trend rate)	—	—	0.95%	1.70%
Year that the rate reaches the ultimate trend rate	—	—	2014	2013
Weighted average assumptions used to determine benefit obligations at December 31:
Discount rate	5.30%	4.60%	5.05%	4.35%
Rate of compensation increase	3.75%	3.25%	—	—

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one percentage point change in assumed health care cost trend rates would have the following effects:

	1 Percentage point increase	1 Percentage point decrease
Effect on total of 2013 service cost and interest cost	$30	(16)
Effect on 2013 other post-retirement benefit obligation	500	(420)

76	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(g)	Plan Assets

The following table presents the hierarchy of the Company’s Pension plan assets at fair value as of December 31:

2013	Level 1	Level 2	Level 3	Total
Bond funds	$14,124	—	—	14,124
Equity funds	42,546	—	—	42,546

Total assets	$56,670	—	—	56,670

2012
Bond funds	$241	—	—	241
Equity funds	51,681	—	—	51,681

Total assets	$51,922	—	—	51,922

The Company categorizes pension benefit plan assets consistent with the Fair Value Hierarchy described in note 5.

The Company’s Other Post-Retirement Benefit plans were unfunded at December 31, 2013 and 2012.

The assets of the Company’s defined benefit pension plan (“the Plan”) are invested in a group variable annuity contract issued by ONLIC offering specific investment choices from various asset classes providing diverse and professionally managed options. The assets are invested in a mix of equity securities, debt securities and real estate securities in allocations as determined from time to time by the Pension Plan Committee. The target allocations are designed to balance the Plan’s short-term liquidity needs and its long-term liabilities. The target allocations are currently 65% equity securities and 35% debt securities.

For diversification and risk control purposes, where applicable, each asset class is further divided into sub classes such as large cap, mid cap and small cap and growth, core and value for equity securities and U.S. domestic, global and high yield for debt securities. To the extent possible, each sub asset class utilizes multiple fund choices and no single fund contains more than 25% of Plan assets (exclusive of any short term increases in assets due to any Plan funding). The Plan performance is measured by a weighted benchmark consisting of equity and debt benchmarks in weights determined by the Plan committee.

The overall expected long term rate of return on assets is determined by a weighted average return of fixed income and equity indexes. Fixed income securities (including cash) make up 40% of the weighted average return and equity securities make up 60% of the weighted average return.

77	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The following table shows the weighted average asset allocation by class of the Company’s qualified pension plan assets as of December 31:

	2013	2012
Equity securities	75%	66%
Debt securities	25	34

Total	100%	100%

(h)	Cash Flows

(i)	Contributions

No contribution to the qualified pension plan was made for the 2013 plan year. No contribution to the qualified pension plan is expected for the 2014 plan year.

(ii)	Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension benefits	Other benefits
2014	$8,562	201
2015	6,298	214
2016	3,558	226
2017	5,608	244
2018	5,516	252
2019-2023	30,263	1,376

(i)	Other Plan Expenses

The Company also maintains a qualified contributory defined contribution profit-sharing plan covering substantially all employees. Company contributions to the profit-sharing plan are based on the net earnings of the Company and are payable at the sole discretion of management. The expense for contributions to the Plan for 2013, 2012 and 2011 were $6,024, $5,928 and $4,365, respectively.

Employees hired on or after January 1, 1998 are covered by a defined contribution pension plan. The expense reported for this Plan was $1,912, $2,131 and $1,496 in 2013, 2012 and 2011, respectively.

78	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

(j)	ONFS Employees

The Company’s qualified pension and post retirement benefit plans include participants who are employees of ONFS. Participating ONFS employees are vice presidents and other executive officers of ONFS and devote substantially all of their time to service for the Company. Most of ONFS’s employees were employees of the Company prior to January 1, 2001 and were participants in the benefit plan at that time.

(14)	Regulatory RBC and Dividend Restrictions

State insurance regulators and the NAIC have adopted RBC requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. As of December 31, 2013, ONLIC, ONLAC, NSLAC, MONT and KENW exceeded the minimum RBC requirements.

A company’s risk-based statutory surplus is calculated by applying factors and performing calculations relating to various asset, premium, claim, expense and reserve items. Regulators can then measure the adequacy of a company’s statutory surplus by comparing it to the RBC. Under specific RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the insurance regulators, to its company action level of RBC (known as the RBC ratio), also as defined by insurance regulators. As of December 31, 2013, the Company’s total adjusted capital and company action level RBC was $1,079,599 and $173,756, respectively, providing an RBC ratio of 621%. Additionally, as of December 31, 2013, the Company’s authorized control level RBC was $86,878.

The payment of dividends by ONLIC to its parent, ONFS, is limited by Ohio insurance laws. The maximum dividend that may be paid to ONFS without prior approval of the Director of Insurance is limited to the greater of ONLIC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLIC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $100,000 may be paid by ONLIC to ONFS in 2014 without prior approval. Dividends of $40,000, $125,000 and $108,000 were declared by ONLIC to ONFS in 2013, 2012 and 2011, respectively, and dividends paid were $105,000, $100,000 and $68,000 in 2013, 2012 and 2011, respectively.

The payment of dividends by ONLAC to ONLIC is also limited by Ohio insurance laws. The maximum dividend that may be paid without prior approval of the Director of Insurance is limited to the greater of ONLAC’s statutory net income of the preceding calendar year or 10% of statutory surplus as of the preceding December 31. Any dividend that exceeds earned surplus of ONLAC, even if it is within the above parameters, would be deemed extraordinary under Ohio law. Therefore, dividends of approximately $31,000 may be paid by ONLAC to ONLIC in 2014 without prior approval. ONLAC paid dividends to ONLIC of $31,000, $34,000 and $24,640 in 2013, 2012 and 2011, respectively.

79	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

The payment of dividends by NSLAC to ONLIC is limited by New York insurance laws. NSLAC cannot pay any dividends in 2014 without prior approval of the New York Department of Insurance. No dividends were paid by NSLAC in 2013, 2012 and 2011.

MONT and KENW are subject to limitations, imposed by the State of Vermont, on the payment of dividends to their stockholder, ONLIC. Generally, dividends during any year may not be paid, without prior regulatory approval. No dividends were paid to ONLIC in 2013, 2012 and 2011.

(15)	Bank Line of Credit

ONLIC had access to a revolving credit facility of $170,000 and $170,000 as of December 31, 2013 and 2012 respectively, through its parent ONFS, all of which was available at the Company’s request. The Company did not utilize this credit facility in 2013 or 2012.

Total interest and fees paid on these lines of credit were $0, $166 and $614 in 2013, 2012 and 2011, respectively. There was no borrowing outstanding on this facility as of December 31, 2013 or 2012.

(16)	Commitments and Contingencies

The Company primarily leases the home office building from its parent, ONFS, and hardware and software. Rent expense for both capital and operating leases was $3,188, $3,584 and $3,742 during 2013, 2012 and 2011, respectively. The lease on the home office building constitutes 96.4% of the $21,099 future minimum operating lease payments. The future minimum lease payments under both operating and capital leases that have remaining noncancelable lease terms in excess of one year at December 31, 2013 are:

	Operating	Capital
2014	$2,794	89
2015	2,794	89
2016	2,787	89
2017	2,784	67
2018	2,725	—
After 2018	7,215	—

Total minimum lease payments	$21,099	334

Less interest on capital leases		(45)

Liability for capitalized leases		$289

80	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

ONLIC and its subsidiaries are defendants in various legal actions arising in the normal course of business. The Company has accrued for estimated legal expenses to defend against these claims. In the opinion of management, after consultation with legal counsel, the ultimate disposition of these matters is not expected to have a material adverse effect on the Company’s consolidated financial condition or results of operations.

(17)	Reinsurance

The Company routinely enters into reinsurance transactions with other insurance companies. This reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders. Ceded premiums approximated 20%, 18% and 34% of gross earned life and accident and health premiums during 2013, 2012 and 2011, respectively.

The Company has entered into various coinsurance agreements to facilitate additional sales of fixed annuity products. Ceded amounts under these agreements range from one-third to two-thirds of the business produced. The ceded reserves attributable to coinsurance agreements were $470,666 and $520,918 as of December 31, 2013 and 2012, respectively.

The Company reinsures variable annuity-related risks to SYRE. The reinsurance agreements cover living benefits and death benefits sold only with or as a part of such living benefit riders.

GMIB and GMDB Riders Written After April 1, 2008

In December 2008, the Company entered into a reinsurance agreement with SYRE to reinsure Annual Reset Death Benefit Riders (“ARDBR”) and GMIB riders associated with variable annuity products written between April, 2008 and August, 2012. The treaty was amended to include new products issued beginning April 1, 2009. Under the agreement for contracts issued between April 1, 2008 and March 31, 2009, the Company retained the first 15% and reinsured to SYRE on an excess of loss basis the remaining 85% of the risk under its GMIB rider and the related ARDBR rider. For the above contracts, the Company reinsured to SYRE 100% of the risk for all riders listed above up to $5 million per annuitant. Furthermore, SYRE was to pay a single adjusted GMIB claim amount when a GMIB policy annuitized.

Effective July 31, 2010, a treaty addendum was executed which effectively resulted in the extinguishment of the treaty above and the establishment of a new amended treaty. The new treaty resulted in the removal of the adjusted GMIB claim calculation that contains the one-time net settlement payment and in its place, a GMIB claim amount that covers the monthly GMIB benefit during the annuity payout. SYRE now accepts 100% of the risk for all GMIB and ARDBR riders up to $5 million per annuitant. As a result of this treaty addendum, the Company paid a premium in the amount of $29,160 to SYRE. The payment was to compensate SYRE for accepting mortality risk from fully participating in the annuitization and for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset for $89,801.

81	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

GMIB and GMDB Riders Written Prior to April 1, 2008

Effective November 30, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the claims in excess of limits established in a non-affiliated reinsurance treaty (“cap coverage”) related to the GMIB riders associated with variable annuity products written on or after April 1, 2002 through March 31, 2008. Under the agreement, the cap coverage will have a deductible of $100,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was October 31, 2011. Because of this reinsurance agreement, the Company paid a premium of $32,019 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $32,019.

Effective December 31, 2011, the Company entered into a reinsurance agreement with SYRE to reinsure the cap coverage related to the GMDB riders associated with variable annuity products written on or after July 1, 2005 but prior to April 1, 2008. Under the agreement, the cap coverage will have a deductible of $35,000. The deductible will increase each year at the risk free rate defined by the 1-year swap curve. The valuation date for the calculation of the fair value for the initial consideration was November 30, 2011. Because of this reinsurance agreement, the Company paid a premium of $19,106 to SYRE. The payment was to compensate SYRE for accepting the portion of the risk previously retained by the Company. Additionally, the Company established a cost of reinsurance asset from this treaty addendum for $19,106.

GLWB Riders

Effective May 1, 2010, the Company replaced its GMIB rider with a GLWB (see note 2(g)) rider in connection with its variable annuity products for all new business written from this date. The Company reinsures 100% of all GLWB riders with SYRE.

GMIB, GMDB, and GLWB Riders

During December 2011, amendments were made to the SYRE reinsurance treaties for pre April 1, 2008 GMIB riders; post April 1, 2008 GMIB riders; GLWB riders; and pre April 1, 2008 GMDB riders. The amendments provided SYRE with the option to convert the reinsurance treaties into a funds withheld (“FWH”) arrangement in which the Company would engage in a hedging program under SYRE’s direction and for the benefit of SYRE. The hedging performed by the Company for SYRE’s benefit would be done in segregated FWH accounts. At the end of each quarter, SYRE will reimburse the Company for any hedging losses and expenses for operating the hedging program and SYRE will receive credit for any gains realized under the hedging program. The FWH amendments also state the responsibilities of the Company and SYRE as it relates to the margin requirements on the open derivative positions held in the FWH accounts. SYRE is responsible for reimbursing the Company for any cash held in a margin account related

82	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

to a derivative program operated for the benefit of SYRE. The derivatives held by the Company for the benefit of SYRE in each segregated FWH account as well as the cash held in a margin account related to the derivative program are considered the amounts withheld and are recorded as separate funds withheld liability (or asset if the derivative positions decrease). The change in the value of the FWH related to the derivative positions were recorded within Derivative Instruments in the statements of income. As of December 31, 2011, the FWH option was elected by SYRE for the post April 1, 2008 GMIB riders and GLWB riders reinsurance treaties. As part of the initial FWH election, open derivative futures were sold from SYRE to the Company using the December 29, 2011 closing value of these positions of $16,095.

GLWB Riders

Effective May 1, 2013, the Company began selling a new 2013 Interest Sensitive GLWB rider (IS GLWB). An amendment was made to the SYRE GLWB reinsurance treaty to add these riders to the coverage. The Company will cede 30% of the benefit for this rider to SYRE.

83	(Continued)

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(Dollars in thousands)

Amounts in the accompanying financial statements related to ceded business to SYRE were as follows for the years ended December 31:

	2013	2012	2011
Consolidated Statements of Income:
Annuity premiums and charges:
Reinsurance premiums	$129,276	96,520	67,986
Net realized gains:
Derivative instruments:
FWH under reinsurance	156,915	205,099	1,795
Benefits and claims:
Benefits incurred	1,414	1,522	716
Consolidated Balance Sheets:
Reinsurance recoverable:
Ceded reserves	$59,338	75,933	85,994
Cost of reinsurance, 2010 activity	52,849	62,824	73,721
Cost of reinsurance, 2011 activity	39,493	45,099	51,125
Cost of reinsurance, 2013 activity	4,904	—	—
Policy and contract claims	65	302	255
Other liabilities:
FWH under reinsurance:
Margin account	29,304	65,508	34,227
Unrealized gains (losses) derivative instrument	263	6,630	(1,795)
Premiums payable	13,251	9,327	6,371

84

Schedule I

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Consolidated Summary of Investments – Other Than Investments in Related Parties

December 31, 2013

(Dollars in thousands)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. Government	$85,445	91,728	91,728
Obligations of states and political subdivisions	681,919	657,047	657,047
Debt securities issued by foreign governments	999	1,018	1,018
Corporate securities	3,758,904	4,014,938	4,014,938
Asset-backed securities	558,397	571,597	571,597
Mortgage-backed securities	1,032,481	1,030,891	1,030,891

Total fixed maturity available-for-sale securities	6,118,145	6,367,219	6,367,219

Equity securities available-for-sale:
Common stocks:
Industrial, miscellaneous, and all other	35,511	38,259	38,259
Nonredeemable preferred stocks:	36,298	29,184	29,184

Total equity securities available-for-sale	71,809	67,443	67,443

Fixed maturity held-to-maturity securities:
Bonds:
U.S. Treasury securities and obligations of U.S. Government	9,517	10,213	9,517
Obligations of states and political subdivisions	1,795	2,197	1,795
Debt securities issued by foreign governments	1,000	1,000	1,000
Corporate securities	1,111,408	1,172,080	1,111,408
Asset-backed securities	—	—	—

Total fixed maturity held-to-maturity securities	1,123,720	1,185,490	1,123,720

Trading securities:
Bonds:
Obligations of states and political subdivisions	301	313	313
Corporate securities	7,755	8,230	8,230
Asset-backed securities	742	760	760
Mortgage-backed securities	63	64	64

Total fixed maturity trading securities:	8,861	9,367	9,367

Mortgage loans on real estate, net	1,239,490		1,233,958	[1]

Real estate, net:
Investment properties	20,865		20,865
Acquired in satisfaction of debt	4,125		3,347

Total real estate, net	24,990		24,212	[2]

Policy loans	389,425		389,425
Other long-term investments	32,791		12,820	[3]
Short-term investments securities landing collateral	197,502		197,502
Short-term investments	38,394		38,394

Total investments	$9,245,127		9,464,060

1	Difference from Column B is attributable to valuation allowances due to impairments on mortgage loans on real estate.
2	Difference from Column B is due to adjustments for accumulated depreciation.
3	Difference from Column B is due to operations gains and /or losses of investments in limited partnerships and to unrealized gains and / or losses of investments in hedging operations.

See accompanying report of independent registered public accounting firm.

Schedule III

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Supplementary Insurance Information

Years ended December 31, 2013, 2012 and 2011

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs	Future policy benefits, losses, claims, and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2013:
Individual life insurance	$632,902	4,986,893			379,289
Pension and Annuities	631,562	3,141,496			20,141
Other Insurance	13,549	1,389,818			16,043
Corporate	—	—			—

Total	$1,278,013	9,518,207			415,473

2012:
Individual life insurance	$513,855	4,485,336			334,692
Pension and Annuities	430,241	3,067,228			13,412
Other Insurance	13,474	1,754,049			16,690
Corporate	—	—			—

Total	$957,570	9,306,613			364,794

2011:
Individual life insurance	$532,014	4,056,126			203,103
Pension and Annuities	378,853	3,126,132			13,931
Other Insurance	13,550	1,795,052			17,286
Corporate	—	—			—

Total	$924,417	8,977,310			234,320

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income[2]	Benefits, claims, losses and settlement expenses[3]	Amortization of deferred acquisition costs	Other operating expenses[2]	Premiums written[4]
2013:
Individual life insurance	$273,304	567,552	48,348	86,795
Pension and Annuities	179,036	106,630	65,013	177,965
Other Insurance	9,944	17,053	1,339	5,743
Corporate	(15,778)	302,222	(95,811)	16,111

Total	$446,506	993,457	18,889	286,614

2012:
Individual life insurance	$263,188	510,598	60,679	76,962
Pension and Annuities	195,972	138,538	125,018	150,424
Other Insurance	11,053	17,263	1,352	3,647
Corporate	(20,086)	(26,154)	(57,234)	16,652

Total	$450,127	640,245	129,815	247,685

2011:
Individual life insurance	$247,278	394,851	65,632	39,010
Pension and Annuities	211,840	178,013	92,076	129,776
Other Insurance	12,046	12,220	(1,413)	6,658
Corporate	(4,630)	(278,294)	12,842	13,715

Total	$466,534	306,790	169,137	189,159

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
3	Policyholders’ dividends on participating policies are included in Column H amounts.
4	Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Reinsurance

Years ended December 31, 2013, 2012 and 2011

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2013:
Life insurance in force	$154,117,295	78,180,457	110,315	76,047,153	0.1%
Premiums:
Life insurance	525,053	146,000	236	379,289	0.1%
Pension and Annuities	20,141	—	—	20,141	—%
Accident and health insurance	32,955	21,359	4,447	16,043	27.7%

Total	$578,149	167,359	4,683	415,473	1.1%

2012:
Life insurance in force	$145,600,393	77,760,188	117,498	67,957,703	0.2%
Premiums:
Life insurance	469,657	137,000	2,035	334,692	0.6%
Pension and Annuities	13,412	—	—	13,412	—%
Accident and health insurance	33,304	21,510	4,896	16,690	29.3%

Total	$516,373	158,510	6,931	364,794	1.9%

2011:
Life insurance in force	$137,520,711	85,783,951	125,407	51,862,167	0.2%
Premiums:
Life insurance	430,981	229,745	1,867	203,103	0.9%
Pension and Annuities	13,931	—	—	13,931	—%
Accident and health insurance	33,767	21,797	5,316	17,286	30.8%

Total	$478,679	251,542	7,183	234,320	3.1%

See accompanying report of independent registered public accounting firm.

Schedule V

THE OHIO NATIONAL LIFE INSURANCE COMPANY

AND SUBSIDIARIES

(A Wholly Owned Subsidiary of Ohio National Financial Services, Inc.)

Valuation and Qualifying Accounts

Years ended December 31, 2013, 2012 and 2011

(Dollars in thousands)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions	Balance at end of period
2013:
Valuation allowances – mortgage loans on real estate	$3,636	1,896	—	—	5,532
2012:
Valuation allowances – mortgage loans on real estate	$3,808	(172)	—	—	3,636
2011:
Valuation allowances – mortgage loans on real estate	$7,287	(3,479)	—	—	3,808

See accompanying report of independent registered public accounting firm.

Ohio National Variable Account A

Form N-4

Part C

Other Information

.Item 24. Financial Statements and Exhibits

(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 7, 2014.

Statements of Assets and Contract Owners’ Equity, December 31, 2013.

Statements of Operations for the Period Ended December 31, 2013.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2013 and 2012.

The following consolidated financial statements of the Depositor and its subsidiaries are also incorporated by reference in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 23, 2014.

Consolidated Balance Sheets, December 31, 2013 and 2012.

Consolidated Statements of Income for the Years Ended December 31, 2013, 2012 and 2011.

Consolidated Statements of Comprehensive Income for the Years Ended December 31, 2013, 2012 and 2011.

Consolidated Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2013, 2012 and 2011.

Consolidated Statements of Cash Flows for the Years Ended December 31, 2013, 2012 and 2011.

Notes to Consolidated Financial Statements, December 31, 2013, 2012, and 2011.

Financial Statement Schedules, December 31, 2013, 2012 and 2011.

(b) Exhibits:

(1) Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant was filed as Exhibit A(1) of the Registrant’s registration statement on Form S-6 on August 3, 1982 (File no. 2-78652) and is incorporated by reference herein.

(2) N/A

(3)(a) Principal Underwriting Agreement for Variable Annuities between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Registrant’s Form N-4 on December 30, 1997 (File no. 333-43513) and is incorporated by reference herein.

(3)(b) Registered Representative’s Sales Contract with Variable Annuity Supplement was filed as Exhibit (3)(b) of the Registrant’s Form N-4, Post-effective Amendment no. 9 on February 27, 1991 (File no. 2-91213) and is incorporated by reference herein.

(3)(c) Variable Annuity Sales Commission Schedule was filed as Exhibit A(3)(c) of the Registrant’s registration statement on Form S-6 on May 18, 1984 (File no. 2-91213) and is incorporated by reference herein.

(3)(d) Selling Agreement and commission schedule between Ohio National Equities, Inc. and other broker-dealers for the distribution of “ONcore” Variable Annuities was filed as Exhibit (3)(d) of the Registrant’s Form N-4, Pre-effective Amendment No. 2 on April 16, 1998 and is incorporated by reference herein.

(4)(a) Form of Deferred Variable Annuity Contract, Form 09-VA-1, was filed as Exhibit 99(4)(a) of the Registrant’s Form N-4 on January 20, 2011 (File no. 333-171785) and is incorporated by reference herein.

(4)(b) Guaranteed Minimum Death Benefit, Form 09-GMD-1, was filed as Exhibit 99(4)(g) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(c) Annual Step-Up Death Benefit Rider, Form 05-AMD-1, was filed as Exhibit 99(4)(i) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156430) and is incorporated by reference herein.

(4)(d) Guaranteed Principal Protection, Form 03-GPP-1, was filed as Exhibit 99(4)(j) of the Registrant’s registration statement on Form N-4, Pre-Effective Amendment No. 1 on April 10, 2009 (File No. 333-156432) and is incorporated by reference herein.

(4)(e) Form of Guaranteed Lifetime Withdrawal Benefit Rider, Form 11-GLW-1, was filed as Exhibit 99(4)(i) of the Registrant’s Form N-4, Post-Effective Amendment No. 8 on October 22, 2010 (333-156430) and is incorporated by reference herein.

(4)(f) Form of Guaranteed Lifetime Withdrawal Benefit Rider, Form 11-GLW-2, was filed as Exhibit 99(4)(j) of the Registrant’s Form N-4, Post-Effective Amendment No. 8 on October 22, 2010 (333-156430) and is incorporated by reference herein.

(4)(g) Form of Premium Protection Death Benefit (Single Life) Rider, Form 11-GPD-1, was filed as Exhibit 99(4)(k) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein

(4)(h) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 11-GPD-2, was filed as Exhibit 99(4)(l) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein

(4)(i) Form of Premium Protection Plus Death Benefit (Single Life) Rider, Form 11-GED-1, was filed as Exhibit 99(4)(m) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein

(4)(j) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 11-GED-2, was filed as Exhibit 99(4)(n) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 8 on October 22, 2010 (File No. 333-156430) and is incorporated by reference herein.

(4)(k) Form of Guaranteed Lifetime Withdrawal Benefit (Single Life) Rider, Form 12-GLW-1, was filed as Exhibit 99(4)(p) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(l) Form of Guaranteed Lifetime Withdrawal Benefit (Joint Life) Rider, Form 12-GLW-2, was filed as Exhibit 99(4)(q) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(m) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Single Life) Rider, Form 12-GLWP-1, was filed as Exhibit 99(4)(r) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

4(n) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Joint Life) Rider, Form 12-GLWP-2, was filed as Exhibit 99(4)(s) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(o) Form of Deferral Credit for the Guaranteed Lifetime Withdrawal Benefit Rider, Form 12-DC-GLW-1, was filed as Exhibit 99(4)(t) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(p) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Single Life), Form 12-DCMAR-GLW-1, was filed as Exhibit 99(4)(u) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(q) Form of Deferral Credit with Minimum Age Requirements for the Guaranteed Lifetime Withdrawal Benefit Rider (Joint Life), Form 12-DCMAR-GLW-2, was filed as Exhibit 99(4)(v) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(r) Form of Guaranteed Principal Protection for the Guaranteed Lifetime Withdrawal Benefit, Form 12-GPP-GLW-1, was filed as Exhibit 99(4)(w) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(s) Form of Guaranteed Principal Protection, Form 12-GPP-1, was filed as Exhibit 99(4)(x) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(t) Form of Premium Protection Death Benefit (Single Life) Rider, Form 12-GPD-1, was filed as Exhibit 99(4)(y) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(u) Form of Premium Protection Death Benefit (Joint Life) Rider, Form 12-GPD-2, was filed as Exhibit 99(4)(z) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(v) Form of Premium Protection Plus Death Benefit (Single Life) Rider, Form 12-PPDP-1, was filed as Exhibit 99(4)(aa) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(w) Form of Premium Protection Plus Death Benefit (Joint Life) Rider, Form 12-PPDP-2, was filed as Exhibit 99(4)(bb) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 45 on December 22, 2011 (File No. 333-43515) and is incorporated by reference herein.

(4)(x) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Single Life) Rider, Form 12-GLWP-1.10, was filed as Exhibit 99(4)(z) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(y) Form of Guaranteed Lifetime Withdrawal Benefit Plus (Joint Life) Rider, Form 12-GLWP-2.10, was filed as Exhibit 99(4)(aa) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(z) Form of Guaranteed Principal Protection, Form 12-GPP-1.10, was filed as Exhibit 99(4)(bb) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(aa) Form of Guaranteed Principal Protection for the Guaranteed Lifetime Withdrawal Benefit, Form 12-GPP-GLW-1, was filed as Exhibit 99(4)(cc) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 10 on July 31, 2012 (File No. 333-164070) and is incorporated by reference herein.

(4)(bb) Form of Guaranteed Lifetime Withdrawal Benefit Preferred I.S. (Single Life) Rider, Form 13-GLW-I.1, was filed as Exhibit 99(4)(n) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 2 on April 26, 2013 (File No. 333-182250) and is incorporated by reference herein.

(4)(cc) Form of Guaranteed Lifetime Withdrawal Benefit Preferred I.S. (Joint Life) Rider, Form 13-GLW-I.2, was filed as Exhibit 99(4)(o) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 2 on April 26, 2013 (File No. 333-182250) and is incorporated by reference herein.

(5)(a) Variable Annuity Application, Form 4896, was filed as Exhibit 99(5)(a) of the Registrant’s registration statement on Form N-4, Post-effective Amendment no. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(6)(a) Articles of Incorporation of the Depositor were filed as Exhibit A(6)(a) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(6)(b) Code of Regulations (by-laws) of the Depositor were filed as Exhibit A(6)(b) of Ohio National Variable Interest Account registration statement on Form N-8B-2 on July 11, 1980 (File no. 811-3060) and is incorporated by reference herein.

(7)(a) Reinsurance Agreement between The Ohio National Life Insurance Company and CGT Insurance Company, LTD., as amended, was filed as Exhibit 99(7)(c) of the Registrant’s registration statement on Form N-4, Post-effective Amendment no. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(7)(b) Reinsurance Credit Trust Agreement by and among CGT Insurance Company, LTD., The Ohio National Life Insurance Company and US Bank National Association, was filed as Exhibit 99(7)(d) of the Registrant’s registration statement on Form N-4, Post-effective Amendment no. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(7)(c) Guaranty Agreement between Wells Fargo & Company and The Ohio National Life Insurance Company, was filed as Exhibit 99(7)(e) of the Registrant’s registration statement on Form N-4, Post-effective Amendment no. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(8)(a) Fund Participation Agreement between the Depositor and Janus Aspen Series was filed as Exhibit (3)(e) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(8)(b) Participation Agreement between the Depositor and Strong Variable Insurance Funds, Inc. was filed as Exhibit (3)(f) of the Registrant’s Form N-4, Pre-effective Amendment no. 1 on April 10, 1998 (File no. 333-43515) and is incorporated by reference herein.

(8)(c) Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(d) Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(e) Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(8)(f) Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(g) Amendment to Participation Agreement between The Ohio National Life Insurance Company, Ohio National Equities, Inc., Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(8)(h) First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, The Ohio National Life Insurance Company and Ohio National Life Assurance Corporation was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6 on April 26, 2006 (File No. 333-109900). and is incorporated by reference herein

(9) Opinion of Counsel and consent to its use filed herewith as Exhibit 99(9)

(10) Consent of KPMG LLP is filed herewith as Exhibit 99(10)

(13)(a) Form of Asset Allocation Model Investor Risk Profile was filed as Exhibit 99(13)(a) of the Registrant’s registration statement, Form N-4, Post-Effective Amendment No. 31 on April 30, 2009 (File No. 333-43515) and is incorporated by reference herein.

(13)(b) Form of Asset Allocation Model Determining Your Investor Risk Profile brochure was filed as Exhibit 99(13)(b) of the Registrant’s registration statement, Form N-4, Post-Effective Amendment No. 31 on April 30, 2009 (File No. 333-43515) and is incorporated by reference herein.

(13)(c) Form of Asset Allocation Model Descriptions effective October 1, 2013 was filed as Exhibit 99(13)(c) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(13)(d) Form of Managed Volatility Model Description effective October 1, 2013 was filed as Exhibit 99(13)(d) of the Registrant’s registration statement, Form N-4 Post-Effective Amendment No. 4 on April 25, 2014 (File No. 333-182250) and is incorporated by reference herein.

(24) Powers of Attorney filed herewith as Exhibit 99(24)

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor

Thomas A. Barefield*	Director, Vice Chairman & Chief Distribution Officer

Howard C. Becker*	Director, Executive Vice President & Chief Administrative Officer
G. Timothy Biggs*	Vice President, Mortgages & Real Estate
Jeffery A. Bley*	Vice President, Operations
Richard J. Bodner*	Senior Vice President, Insurance Operations

Paul G. Boehm, Jr.*	Vice President, Investment Accounting
R. Todd Brockman*	Vice President, Mutual Funds

Jack E. Brown 50 E. Rivercenter Blvd. Covington, KY 41011	Director
Victoria B. Buyniski Gluckman 2343 Auburn Avenue Cincinnati, OH 45219	Director
Philip C. Byrde*	Vice President, Fixed Income Securities
Christopher J. Calabro*	Vice President, Career Marketing
Joseph A. Campanella 6179 Paderbourne Drive Hudson, OH 44236	Director

Christopher A. Carlson*	Director, Vice Chairman & Chief Investment Officer

Thomas G. Cody 7 West Seventh Street Cincinnati, OH 45202	Director
J. Craig Collins*	Vice President, PGA Marketing, Southeast Division
Robert W. Conway*	Vice President, PGA Marketing, Eastern Division
H. Douglas Cooke, III*	Senior Vice President, Institutional Sales
Rocky Coppola*	Vice President and Controller
Cletus L. Davis*	Senior Tax Officer
John A. DelPozzo*	Senior Vice President, PGA Marketing

Michael J. DeWeirdt*	Senior Vice President, Financial Risk Management
Ronald J. Dolan*	Director, Vice Chairman
Anthony G. Esposito*	Senior Vice President & Chief Human Resources Officer

Joseph M. Fischer*	Assistant Secretary
Rosemary L. Gatto*	Vice President, Claims
Paul J. Gerard*	Senior Vice President, Investments
Robert K. Gongwer*	Vice President, Taxes

Diane S. Hagenbuch*	Senior Vice President, Marketing

Kristal E. Hambrick*	Executive Vice President and Chief Product Officer

Michael F. Haverkamp*	Senior Vice President and Assistant Secretary

John W. Hayden 7000 Midland Blvd Batavia, OH 45103	Director

Ronald G. Heibert*	Senior Vice President, DI Product Management

David D. Herr, Jr.*	Senior Vice President & Chief Risk Officer
Cynthia Howell*	Vice President, Information Technology
Gary T. Huffman*	Director, Chairman, President and Chief Executive Officer
Lori A. Landrum*	Vice President and Counsel
John M. Lennon*	Vice President, National Sales Manager Group Retirement Plans

Elizabeth F. Martini*	Vice President and Counsel
Therese S. McDonough*	Vice President & Secretary
William J. McFadden*	Vice President, PGA Marketing, Western Division
Angela C. Meehan*	Vice President, Corporate and Marketing Communications
Stephen R. Murphy*	Senior Vice President, Capital Management
Jeffrey K. Oehler*	Vice President, Information Systems
James F. Orr 201 East Fourth Street Cincinnati, OH 45202	Director
John R. Philips 200 E. Randolph Drive, 43rd Floor Chicago, IL 60601	Director
William C. Price*	Vice President & Assistant General Counsel
Arthur J. Roberts*	Senior Vice President & Chief Financial Officer
Joseph R. Sander*	Vice President and Treasurer
William G. Schlechter M.D.*	Vice President and Medical Director
J. Michael Schlotman The Kroger Company 1014 Vine Street Cincinnati, OH 45202	Director

Dennis L. Schoff*	Senior Vice President & General Counsel
James C. Smith*	Senior Vice President, Audit Services

Raymond D. Spears*	Vice President, Chief Underwriting Officer
Tracey L. Spikes*	Vice President, PGA Marketing, South Central Division
Kenneth E. Stehlin*	Vice President, Disability Income Sales
Annette Teders*	Vice President, Investments
Gregory J. Trankle*	Vice President, PGA Marketing, Southwest Division

Barbara A. Turner*	Senior Vice President and Chief Compliance Officer; President and Chief Executive Officer, ONESCO
Paul J. Twilling*	Senior Vice President, Information Technology
Andrew J. VanHoy*	Vice President, ONESCO Compliance
Michael C. Vogel*	Vice President, Information Systems
Pamela A. Webb*	Vice President, Human Resources
Trisha M. Weiner*	Vice President, Internal Marketing
Gary E. Wendlandt 45 Gramercy Park North, Apt 2B New York, NY 10010	Director
Peter Whipple*	Senior Vice President & Chief Corporate Actuary
Nicholas A. Vision*	Tax Officer

*The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Registrant is a separate account of the Depositor. The Depositor is a wholly-owned subsidiary of Ohio National Financial Services, Inc., an Ohio intermediate holding company which is owned by Ohio National Mutual Holdings, Inc., an Ohio mutual holding company owned by the life insurance and annuity policyholders of the Depositor.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%
OnFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	61%
Financial Way Realty, Inc.	Ohio	100%
Suffolk Capital Management LLC (investment adviser)	Delaware	85%
Sycamore Re, Ltd. (captive reinsurance company)	Bermuda	100%
Ohio National Sudamerica S.A. (insurance company)	Chile	0.01%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc.	Maryland	83%

(registered investment company)
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
National Security Life and Annuity Company (insurance company)	New York	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Foreign Holdings, LLC, a holding company organized under the laws of Delaware.

ON Foreign Holdings, LLC owns (1) 100% of the voting securities of Ohio National International Holdings Cooperatief U.A., a holding company organized under the laws of Netherlands, and (2) 0.01% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil.

Ohio National International Holdings Cooperatief U.A. owns 100% of the voting securities of ON Netherlands Holdings B.V., a holding company organized under the laws of Netherlands.

ON Netherlands Holdings B.V. owns (1) 100% of the voting securities of ON Global Holdings, LLC, a holding company organized under the laws of Delaware, (2) 99.99% of the voting securities of ONSV do Brasil Participações Ltda., a holding company organized under the laws of Brazil, and (3) 0.01% of the voting securities of Ohio do Brasil Participações Ltda., a holding company organized under the laws of Brazil.

ON Global Holdings, LLC owns (1) 99.99% of the voting securities of Ohio National Sudamerica S.A., a holding company organized under the laws of Chile, and (2) 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns (1) 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Chile, and (2) 99.99% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru.

Ohio National Seguros de Vida S.A. (Chilean insurance company) owns 0.01% of the voting securities of Ohio National Seguros de Vida S.A., an insurance company organized under the laws of Peru.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and National Security Life and Annuity Company under registrant National Security Variable Account L and National Security Variable Account N. All subsidiaries of the Depositor are included in the consolidated financial statements of the Depositor, The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of April 3, 2014, this series of Registrant’s contracts were owned by 5,505 owners.

Item 28. Indemnification

The sixth article of the Depositor’s Articles of Incorporation, as amended, provides as follows:

Each former, present and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators), or any such person (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, judgments, fine and amounts paid in settlement actually and reasonably incurred by him in connection with the defense of any contemplated, pending or threatened action, suit or proceeding, civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, to which he is or may be made a party by reason of being or having been such Director, Officer, or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such a person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and (b) that, in any matter the subject of criminal action, suit or proceeding, such person had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith in any manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful. Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right to indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be set forth in the Code of Regulations or in such other manner as permitted by law. Each former, present, and future Director, Officer or Employee of the Corporation (and his heirs, executors or administrators) who serves at the Corporation’s request as a director, officer, partner, member or employee of another corporation, partnership or business organization or association of any type whatsoever shall be indemnified by the Corporation against reasonable expenses, including attorneys’ fees, actually and reasonably incurred by him in connection with the defense or settlement of any contemplated, pending or threatened action, suit or proceeding, by or in the right of the Corporation to procure a judgment in its favor, to which he is or may be a party by reason of being or having been such Director, Officer or Employee of the Corporation or having served at the Corporation’s request as such director, officer, partner, member or employee of any other business organization or association, or in connection with any appeal therein, provided a determination is made by majority vote of a disinterested quorum of the Board of Directors (a) that such person was not, and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association, and (b) that such person acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation.

Such right of indemnification shall not be deemed exclusive of any other rights to which such person may be entitled. The manner by which the right of indemnification shall be determined in the absence of a disinterested quorum of the Board of Directors shall be as set forth in the Code of Regulations or in such other manner as permitted by law.

In addition, Article XII of the Depositor’s Code of Regulations states as follows:

If any director, officer or employee of the Corporation may be entitled to indemnification by reason of Article Sixth of the Amended Articles of Corporation, indemnification shall be made upon either (a) a determination in writing of the majority of disinterested directors present, at a meeting of the Board at which all disinterested directors present constitute a quorum, that the director, officer or employee in question was acting in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of this Corporation or of such other business organization or association in which he served at the Corporation’s request, and that, in any matter which is the subject of a criminal action, suit or proceeding, he had no reasonable cause to believe that his conduct was unlawful and in an action by or in the right of the Corporation to procure a judgment in its favor that such person was not and has not been adjudicated to have been negligent or guilty of misconduct in the performance of his duty to the Corporation or to such other business organization or association; or (b) if the number of all disinterested directors would not be sufficient at any time to constitute a quorum, or if the number of disinterested directors present at two consecutive meetings of the Board has not been sufficient to constitute a quorum, a determination to the same effect as set forth in the foregoing clause (a) shall be made in a written opinion by independent legal counsel other than an attorney, or a firm having association with it an attorney, who has been retained by or who has performed services for this Corporation, or any person to be indemnified within the past five years, or by the majority vote of the policyholders, or by the Court of Common Pleas or the court in which such action, suit or proceeding was brought. Prior to making any such determination, the Board of Directors shall first have received the written opinion of General Counsel that a number of directors sufficient to constitute a quorum, as named therein, are disinterested directors. Any director who is a party to or threatened with the action, suit or proceeding in question, or any related action, suit or proceeding, or has had or has an interest therein adverse to that of the Corporation, or who for any other reason has been or would be affected thereby, shall not be deemed a disinterested director and shall not be qualified to vote on the question of indemnification. Anything in this Article to the contrary notwithstanding, if a judicial or administrative body determines as part of the settlement of any action, suit or proceeding that the Corporation should indemnify a director, officer or employee for the amount of the settlement, the Corporation shall so indemnify such person in accordance with such determination. Expenses incurred with respect to any action, suit or proceeding which may qualify for indemnification may be advanced by the Corporation prior to final disposition thereof upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount if it is ultimately determined hereunder that he is not entitled to indemnification or to the extent that the amount so advanced exceeds the indemnification to which he is ultimately determined to be entitled.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of the Depositor. ONEQ also serves as the principal underwriter of securities issued by Ohio National Variable Accounts B and D, other separate accounts of the Depositor which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of the Depositor’s subsidiary, Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust. ONEQ also serves as the principal underwriter of securities issued by National Security Variable Accounts N and L, separate accounts of the Depositor’s affiliate, National Security Life and Annuity Company.

The directors and officers of ONEQ are:

Name	Position with ONEQ
Gary T. Huffman	Director and President
Thomas A. Barefield	Director and Executive Vice President
Michael F. Haverkamp	Director and Secretary
Barbara A. Turner	Director and Senior Vice President
H. Douglas Cooke	Senior Vice President
Andrew J. VanHoy	Vice President, Compliance
Jeffery A. Bley	Vice President, Operations
Kimberly A. Plante	Assistant Secretary
Teresa R. Cooper	Treasurer

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$131,065,351	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

The Ohio National Life Insurance Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, The Ohio National Life Insurance Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Ohio National Life Insurance Company.

(b) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c) The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d) The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e) Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 25th day of April, 2014.

Ohio National Variable Account A
(Registrant)
By: The Ohio National Life Insurance Company
(Depositor)
By: /s/ Kristal E. Hambrick
Kristal E. Hambrick, Executive Vice President and Chief Product Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 25th day of April, 2014.

The Ohio National Life Insurance Company
(Depositor)
By: /s/ Kristal E. Hambrick
Kristal E. Hambrick, Executive Vice President and Chief Product Officer

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gary T. Huffman Gary T. Huffman	Chairman, President, Chief Executive Officer and Director (Principal Executive Officer)	April 25, 2014
Thomas A. Barefield	Director	April 25, 2014
Howard C. Becker	Director	April 25, 2014
*/s/ Jack E. Brown Jack E. Brown	Director	April 25, 2014
*/s/ Victoria B. Buyniski Gluckman Victoria B. Buyniski Gluckman	Director	April 25, 2014
*/s/ Joseph A. Campanella Joseph A. Campanella	Director	April 25, 2014
*/s/ Christopher A. Carlson_______ Christopher A. Carlson	Director	April 25, 2014
*/s/ Thomas G. Cody Thomas G. Cody	Director	April 25, 2014
*/s/ Ronald J. Dolan Ronald J. Dolan	Director	April 25, 2014
*/s/ John W. Hayden John W. Hayden	Director	April 25, 2014
*/s/ James F. Orr James F. Orr	Director	April 25, 2014
*John R. Phillips John R. Phillips	Director	April 25, 2014
/s/ Arthur J. Roberts Arthur J. Roberts	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	April 25, 2014
*/s/ J. Michael Schlotman J. Michael Schlotman	Director	April 25, 2014
Gary E. Wendlandt	Director	April 25, 2014

*By: Therese S. McDonough Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(9) 99(10)	Opinion of Counsel Consent of KPMG LLP
99(24)	Powers of Attorney